UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/14

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Common Stock—93.7%†	Number of Shares	Fair Value
Aerospace & Defense—3.4%
General Dynamics Corp.	3,553	$451,551
Hexcel Corp.	1,575	62,527	(a)
Honeywell International Inc.	5,607	522,124
The Boeing Co.	1,274	162,282
		1,198,484
Agricultural Products—1.2%
Archer-Daniels-Midland Co.	8,305	424,386
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	1,499	147,337
Airlines—0.4%
Delta Air Lines Inc.	3,748	135,490
Application Software—0.7%
Intuit Inc.	2,698	236,480
Asset Management & Custody Banks—4.5%
Ameriprise Financial Inc.	3,973	490,189
Invesco Ltd.	13,717	541,547
State Street Corp.	7,586	558,405	(b)
		1,590,141
Auto Parts & Equipment—0.2%
TRW Automotive Holdings Corp.	599	60,649	(a)
Automobile Manufacturers—0.5%
Ford Motor Co.	11,394	168,517
Automotive Retail—0.3%
AutoZone Inc.	195	99,384	(a)
Biotechnology—4.7%
Alexion Pharmaceuticals Inc.	1,259	208,767	(a)
Amgen Inc.	6,746	947,543
Gilead Sciences Inc.	4,766	507,341	(a)
		1,663,651
Broadcasting—0.9%
CBS Corp., Class B	2,399	128,346
Discovery Communications Inc., Class C	5,188	193,409	(a)
		321,755
Cable & Satellite—2.7%
Comcast Corp., Class A	5,697	306,385
Comcast Corp., Special Class A	5,037	269,479
Liberty Global PLC, Class C	8,755	359,086	(a)
		934,950
Casinos & Gaming—0.5%
Las Vegas Sands Corp.	2,698	167,843
Commodity Chemicals—1.5%
LyondellBasell Industries N.V., Class A	4,872	529,392
Communications Equipment—3.8%
Cisco Systems Inc.	24,945	627,866
QUALCOMM Inc.	9,399	702,763
		1,330,629
Consumer Finance—1.3%
American Express Co.	5,172	452,757	(c)
Data Processing & Outsourced Services—1.0%
Visa Inc., Class A	1,679	358,248

Department Stores—0.4%
Macy’s Inc.	2,219	129,101
Diversified Banks—5.4%
Bank of America Corp.	10,643	181,463
Citigroup Inc.	11,547	598,366
JPMorgan Chase & Co.	12,054	726,133
Wells Fargo & Co.	7,645	396,546
		1,902,508
Drug Retail—0.8%
CVS Health Corp.	3,448	274,426
Electric Utilities—0.3%
NextEra Energy Inc.	1,199	112,562
Electrical Components & Equipment—1.2%
Eaton Corp. PLC	6,838	433,324
Fertilizers & Agricultural Chemicals—1.0%
Monsanto Co.	3,148	354,181
General Merchandise Stores—1.3%
Dollar General Corp.	3,748	229,040	(a)
Target Corp.	3,749	234,988
		464,028
Healthcare Distributors—0.5%
Cardinal Health Inc.	2,324	174,114
Healthcare Equipment—3.4%
Abbott Laboratories	5,397	224,461
Boston Scientific Corp.	35,231	416,078	(a)
Covidien PLC	5,636	487,571
Stryker Corp.	899	72,594
		1,200,704
Healthcare Services—0.6%
Express Scripts Holding Co.	2,994	211,466	(a)
Healthcare Supplies—0.5%
The Cooper Companies Inc.	1,140	177,555
Home Improvement Retail—1.6%
Lowe’s Companies Inc.	10,719	567,249
Household Products—0.2%
Energizer Holdings Inc.	600	73,926
Independent Power Producers & Energy Traders—1.4%
AES Corp.	15,366	217,890
Calpine Corp.	6,447	139,900	(a)
NRG Energy Inc.	3,988	121,554
		479,344
Industrial Machinery—0.5%
Dover Corp.	2,098	168,532
Integrated Oil & Gas—6.1%
Cenovus Energy Inc.	8,547	229,743
Chevron Corp.	3,178	379,199
Exxon Mobil Corp.	7,151	672,552
Hess Corp.	4,317	407,180
Occidental Petroleum Corp.	4,782	459,789
		2,148,463
Integrated Telecommunication Services—1.0%
Verizon Communications Inc.	7,196	359,728
Internet Retail—0.7%
Amazon.com Inc.	750	241,830	(a)
Internet Software & Services—4.0%
Baidu Inc. ADR	1,679	366,408	(a)
eBay Inc.	5,037	285,245	(a)
Facebook Inc., Class A	1,617	127,808	(a)

Google Inc., Class A	726	427,186	(a)
Google Inc., Class C	330	190,529	(a)
		1,397,176
Investment Banking & Brokerage—0.6%
The Charles Schwab Corp.	6,897	202,703
Life & Health Insurance—0.5%
MetLife Inc.	2,998	161,053
Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	1,799	78,436
Movies & Entertainment—1.6%
The Walt Disney Co.	2,548	226,849
Time Warner Inc.	4,586	344,913
		571,762
Multi-Line Insurance—3.4%
American International Group Inc.	11,033	596,002	(c)
Genworth Financial Inc., Class A	4,497	58,911	(a)
The Hartford Financial Services Group Inc.	14,767	550,071
		1,204,984
Oil & Gas Equipment & Services—3.5%
Cameron International Corp.	2,474	164,224	(a)
Halliburton Co.	6,371	410,993
Schlumberger Ltd.	6,296	640,241
Weatherford International PLC	1,499	31,179	(a)
		1,246,637
Oil & Gas Exploration & Production—0.9%
Anadarko Petroleum Corp.	1,019	103,367
Marathon Oil Corp.	5,847	219,789
		323,156
Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	10,945	375,030
Pharmaceuticals—7.4%
Actavis PLC	3,749	904,559	(a)
GlaxoSmithKline PLC ADR	1,349	62,013
Johnson & Johnson	5,487	584,859
Merck & Company Inc.	6,835	405,179
Pfizer Inc.	22,037	651,634
		2,608,244
Publishing—0.1%
Tribune Media Co., Class A	300	19,740	(a)
Railroads—0.1%
CSX Corp.	1,499	48,058
Regional Banks—1.0%
Regions Financial Corp.	36,279	364,241
Research & Consulting Services—0.3%
Nielsen N.V.	2,099	93,049
Semiconductor Equipment—0.3%
Applied Materials Inc.	5,246	113,366
Semiconductors—0.1%
Analog Devices Inc.	824	40,780
Soft Drinks—3.1%
Coca-Cola Enterprises Inc.	10,000	443,600
PepsiCo Inc.	7,031	654,516
		1,098,116
Specialized Finance—1.8%
CME Group Inc.	4,707	376,348
McGraw Hill Financial Inc.	2,849	240,598
		616,946

Specialized REITs—1.5%
American Tower Corp.	5,771	540,339
Specialty Chemicals—0.1%
PPG Industries Inc.	270	53,120
Specialty Stores—0.6%
Dick’s Sporting Goods Inc.	4,647	203,910
Systems Software—0.5%
Microsoft Corp.	1,574	72,971
Oracle Corp.	2,398	91,795
		164,766
Technology Hardware, Storage & Peripherals—6.1%
Apple Inc.	7,553	760,965	(c)
EMC Corp.	28,035	820,304
Hewlett-Packard Co.	15,443	547,763
		2,129,032

Total Common Stock (Cost $25,439,609)		32,947,778

Exchange Traded Funds—1.4%
Financial Select Sector SPDR Fund	4,295	99,515	(d)
Industrial Select Sector SPDR Fund	7,117	378,269	(d)

Total Exchange Traded Funds (Cost $280,718)		477,784

Total Investments in Securities (Cost $25,720,327)		33,425,562

Short-Term Investments—5.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $1,780,272)		1,780,272	(d,e)

Total Investments (Cost $27,500,599)		35,205,834

Liabilities in Excess of Other Assets, net—(0.2)%		(54,743)

NET ASSETS—100.0%		$35,151,091

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2014	12	$1,179,300	$(6,509)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2014.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depository Receipts

GEI S&P 500 Index Fund

Schedule of Investments— September 30, 2014 (Unaudited)

Common Stock — 98.0% †	Number of Shares	Fair Value
Advertising — 0.1%
Omnicom Group Inc.	2,918	$200,934
The Interpublic Group of Companies Inc.	4,620	84,638
		285,572
Aerospace & Defense—2.6%
General Dynamics Corp.	3,467	440,621
Honeywell International Inc.	8,794	818,897
L-3 Communications Holdings Inc.	963	114,520
Lockheed Martin Corp.	2,952	539,567
Northrop Grumman Corp.	2,371	312,403
Precision Castparts Corp.	1,612	381,851
Raytheon Co.	3,396	345,101
Rockwell Collins Inc.	1,436	112,726
Textron Inc.	3,125	112,469
The Boeing Co.	7,540	960,445
United Technologies Corp.	9,483	1,001,405
		5,140,005
Agricultural & Farm Machinery—0.2%
Deere & Co.	3,982	326,484
Agricultural Products—0.2%
Archer-Daniels-Midland Co.	7,424	379,366
Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	1,645	109,096
Expeditors International of Washington Inc.	2,099	85,177
FedEx Corp.	2,888	466,268
United Parcel Service Inc., Class B	7,905	776,983
		1,437,524
Airlines—0.3%
Delta Air Lines Inc.	9,430	340,894
Southwest Airlines Co.	7,549	254,930
		595,824
Aluminum—0.1%
Alcoa Inc.	13,140	211,423
Apparel Retail—0.5%
L Brands Inc.	2,688	180,042
Ross Stores Inc.	2,313	174,817
The Gap Inc.	2,796	116,565
The TJX Companies Inc.	7,811	462,177
Urban Outfitters Inc.	1,200	44,040	(a)
		977,641
Apparel, Accessories & Luxury Goods—0.5%
Coach Inc.	3,089	109,999
Fossil Group Inc.	600	56,340	(a)
Michael Kors Holdings Ltd.	2,022	144,351	(a)
PVH Corp.	969	117,394
Ralph Lauren Corp.	700	115,311
Under Armour Inc., Class A	1,900	131,290	(a)
VF Corp.	3,798	250,782
		925,467
Application Software—0.6%
Adobe Systems Inc.	5,284	365,600	(a)
Autodesk Inc.	2,448	134,885	(a)
Citrix Systems Inc.	1,807	128,911	(a)

Intuit Inc.	3,200	280,480
Salesforce.com Inc.	6,409	368,710	(a)
Verint Systems Inc.	1	55	(a)
		1,278,641
Asset Management & Custody Banks—1.3%
Affiliated Managers Group Inc.	600	120,216	(a)
Ameriprise Financial Inc.	2,167	267,364
BlackRock Inc.	1,396	458,335
Franklin Resources Inc.	4,500	245,745
Invesco Ltd.	4,950	195,426
Legg Mason Inc.	1,300	66,508
Northern Trust Corp.	2,500	170,075
State Street Corp.	4,611	339,416	(b)
T Rowe Price Group Inc.	2,974	233,162
The Bank of New York Mellon Corp.	12,603	488,114
		2,584,361
Auto Parts & Equipment—0.3%
BorgWarner Inc.	2,600	136,786
Delphi Automotive PLC	3,156	193,589
Johnson Controls Inc.	7,546	332,024
		662,399
Automobile Manufacturers—0.5%
Ford Motor Co.	42,827	633,411
General Motors Co.	14,587	465,909
		1,099,320
Automotive Retail—0.2%
AutoNation Inc.	486	24,451	(a)
AutoZone Inc.	365	186,026	(a)
CarMax Inc.	2,400	111,480	(a)
O’Reilly Automotive Inc.	1,200	180,432	(a)
		502,389
Biotechnology—2.8%
Alexion Pharmaceuticals Inc.	2,201	364,970	(a)
Amgen Inc.	8,516	1,196,157
Biogen Idec Inc.	2,565	848,528	(a)
Celgene Corp.	8,964	849,608	(a)
Gilead Sciences Inc.	16,805	1,788,892	(a)
Regeneron Pharmaceuticals Inc.	800	288,416	(a)
Vertex Pharmaceuticals Inc.	2,500	280,775	(a)
		5,617,346
Brewers—0.1%
Molson Coors Brewing Co., Class B	1,898	141,287
Broadcasting—0.3%
CBS Corp., Class B	5,532	295,962
Discovery Communications Inc., Class A	1,497	56,587	(a)
Discovery Communications Inc., Class C	2,397	89,360	(a)
Scripps Networks Interactive Inc., Class A	1,000	78,090
		519,999
Building Products—0.1%
Allegion PLC	1,133	53,976
Masco Corp.	4,290	102,617
		156,593
Cable & Satellite—1.3%
Cablevision Systems Corp., Class A	2,800	49,028
Comcast Corp., Class A	28,995	1,559,351
DIRECTV	5,532	478,629	(a)
Time Warner Cable Inc.	3,096	444,245
		2,531,253

Casinos & Gaming—0.1%
Wynn Resorts Ltd.	913	170,804
Coal & Consumable Fuels—0.1%
CONSOL Energy Inc.	2,700	102,222
Commodity Chemicals—0.2%
LyondellBasell Industries N.V., Class A	4,671	507,551
Communications Equipment—1.6%
Cisco Systems Inc.	57,106	1,437,358
F5 Networks Inc.	800	94,992	(a)
Harris Corp.	1,100	73,040
Juniper Networks Inc.	4,300	95,245
Motorola Solutions Inc.	2,635	166,743
QUALCOMM Inc.	18,610	1,391,469
		3,258,847
Computer & Electronics Retail—0.1%
Best Buy Company Inc.	3,300	110,847
GameStop Corp., Class A	1,200	49,440
		160,287
Construction & Engineering—0.1%
Fluor Corp.	1,878	125,432
Jacobs Engineering Group Inc.	1,600	78,112	(a)
Quanta Services Inc.	2,500	90,725	(a)
		294,269
Construction Machinery & Heavy Trucks—0.6%
Caterpillar Inc.	7,002	693,408
Cummins Inc.	1,956	258,153
Joy Global Inc.	1,100	59,994
PACCAR Inc.	4,103	233,358
		1,244,913
Construction Materials—0.1%
Martin Marietta Materials Inc.	700	90,258
Vulcan Materials Co.	1,400	84,322
		174,580
Consumer Electronics—0.1%
Garmin Ltd.	1,500	77,985
Harman International Industries Inc.	800	78,432
		156,417
Consumer Finance—0.9%
American Express Co.	9,930	869,272
Capital One Financial Corp.	6,384	521,062
Discover Financial Services, Class A	5,177	333,347
Navient Corp.	4,683	82,936
		1,806,617
Data Processing & Outsourced Services—1.8%
Alliance Data Systems Corp.	600	148,962	(a)
Automatic Data Processing Inc.	5,326	442,484
Computer Sciences Corp.	1,682	102,854
Fidelity National Information Services Inc.	3,200	180,160
Fiserv Inc.	2,724	176,066	(a)
Mastercard Inc., Class A	10,886	804,693
Paychex Inc.	3,825	169,065
The Western Union Co.	6,324	101,437
Total System Services Inc.	1,902	58,886
Visa Inc., Class A	5,458	1,164,573
Xerox Corp.	12,347	163,351
		3,512,531
Department Stores—0.2%
Kohl’s Corp.	2,173	132,618

Macy’s Inc.	3,930	228,648
Nordstrom Inc.	1,592	108,845
		470,111
Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	1,720	155,178
Constellation Brands Inc., Class A	1,800	156,888	(a)
		312,066
Distributors—0.1%
Genuine Parts Co.	1,696	148,756
Diversified Banks—5.0%
Bank of America Corp.	117,646	2,005,864
Citigroup Inc.	33,937	1,758,615
Comerica Inc.	1,956	97,526
JPMorgan Chase & Co.	41,703	2,512,189
U.S. Bancorp	19,889	831,957
Wells Fargo & Co.	52,695	2,733,290
		9,939,441
Diversified Chemicals—0.8%
Eastman Chemical Co.	1,618	130,880
EI du Pont de Nemours & Co.	10,296	738,841
FMC Corp.	1,400	80,066
The Dow Chemical Co.	12,404	650,466
		1,600,253
Diversified Metals & Mining—0.2%
Freeport-McMoRan Inc.	11,498	375,410
Diversified REITs—0.1%
Vornado Realty Trust	1,969	196,821
Diversified Support Services—0.0% *
Cintas Corp.	1,200	84,708
Drug Retail—0.8%
CVS Health Corp.	12,848	1,022,572
Walgreen Co.	9,713	575,690
		1,598,262
Electric Utilities—1.7%
American Electric Power Company Inc.	5,409	282,404
Duke Energy Corp.	7,829	585,374
Edison International	3,542	198,069
Entergy Corp.	2,085	161,233
Exelon Corp.	9,725	331,525
FirstEnergy Corp.	4,654	156,235
NextEra Energy Inc.	4,962	465,832
Northeast Utilities	3,630	160,809
Pepco Holdings Inc.	2,697	72,172
Pinnacle West Capital Corp.	1,100	60,104
PPL Corp.	7,337	240,947
The Southern Co.	10,158	443,397
Xcel Energy Inc.	5,880	178,752
		3,336,853
Electrical Components & Equipment—0.6%
AMETEK Inc.	2,700	135,567
Eaton Corp. PLC	5,445	345,049
Emerson Electric Co.	7,784	487,123
Rockwell Automation Inc.	1,519	166,908
		1,134,647
Electronic Components—0.2%
Amphenol Corp., Class A	1,800	179,748
Corning Inc.	14,934	288,824
		468,572

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	1,700	53,278
Electronic Manufacturing Services—0.1%
Jabil Circuit Inc.	2,109	42,538
TE Connectivity Ltd.	4,671	258,260
		300,798
Environmental & Facilities Services—0.2%
Republic Services Inc.	3,115	121,547
Stericycle Inc.	1,000	116,560	(a)
Waste Management Inc.	5,003	237,793
		475,900
Fertilizers & Agricultural Chemicals—0.5%
CF Industries Holdings Inc.	545	152,175
Monsanto Co.	5,877	661,221
The Mosaic Co.	3,600	159,876
		973,272
Food Distributors—0.1%
Sysco Corp.	6,449	244,740
Food Retail—0.3%
Safeway Inc.	2,600	89,180
The Kroger Co.	5,645	293,540
Whole Foods Market Inc.	3,988	151,983
		534,703
Footwear—0.3%
NIKE Inc., Class B	7,767	692,816
Gas Utilities—0.0% *
AGL Resources Inc.	1,400	71,876
General Merchandise Stores—0.4%
Dollar General Corp.	3,500	213,885	(a)
Dollar Tree Inc.	2,400	134,568	(a)
Family Dollar Stores Inc.	1,000	77,240
Target Corp.	7,149	448,099
		873,792
Gold—0.1%
Newmont Mining Corp.	5,519	127,213
Health Care REITs—0.3%
HCP Inc.	5,000	198,550
Health Care REIT Inc.	3,500	218,295
Ventas Inc.	3,329	206,232
		623,077
Healthcare Distributors—0.5%
AmerisourceBergen Corp.	2,361	182,505
Cardinal Health Inc.	3,768	282,299
McKesson Corp.	2,602	506,531
Patterson Companies Inc.	700	29,001
		1,000,336
Healthcare Equipment—2.0%
Abbott Laboratories	16,691	694,179
Baxter International Inc.	6,035	433,132
Becton Dickinson and Co.	2,135	242,984
Boston Scientific Corp.	14,499	171,233	(a)
CareFusion Corp.	2,284	103,351	(a)
Covidien PLC	5,100	441,201
CR Bard Inc.	901	128,582
Edwards Lifesciences Corp.	1,200	122,580	(a)
Intuitive Surgical Inc.	420	193,964	(a)
Medtronic Inc.	10,804	669,308
St Jude Medical Inc.	3,207	192,837
Stryker Corp.	3,237	261,388

Varian Medical Systems Inc.	1,100	88,132	(a)
Zimmer Holdings Inc.	1,840	185,012
		3,927,883
Healthcare Facilities—0.1%
Tenet Healthcare Corp.	973	57,786	(a)
Universal Health Services Inc., Class B	1,000	104,500
		162,286
Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	2,058	150,522	(a)
Express Scripts Holding Co.	8,260	583,404	(a)
Laboratory Corporation of America Holdings	1,000	101,750	(a)
Quest Diagnostics Inc.	1,700	103,156
		938,832
Healthcare Supplies—0.0% *
DENTSPLY International Inc.	1,500	68,400
Healthcare Technology—0.1%
Cerner Corp.	3,300	196,581	(a)
Home Building—0.1%
DR Horton Inc.	3,500	71,820
Lennar Corp., Class A	1,800	69,894
PulteGroup Inc.	3,935	69,492
		211,206
Home Entertainment Software—0.1%
Electronic Arts Inc.	3,500	124,635	(a)
Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	2,213	145,682	(a)
Home Furnishings—0.1%
Leggett & Platt Inc.	1,400	48,888
Mohawk Industries Inc.	700	94,374	(a)
		143,262
Home Improvement Retail—1.0%
Lowe’s Companies Inc.	11,033	583,866
The Home Depot Inc.	14,901	1,367,018
		1,950,884
Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	8,517	181,668
Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	5,100	204,867
Marriott International Inc., Class A	2,414	168,738
Starwood Hotels & Resorts Worldwide Inc.	2,100	174,741
Wyndham Worldwide Corp.	1,410	114,577
		662,923
Household Appliances—0.1%
Whirlpool Corp.	843	122,783
Household Products—1.9%
Colgate-Palmolive Co.	9,745	635,569
Kimberly-Clark Corp.	4,236	455,666
The Clorox Co.	1,389	133,400
The Procter & Gamble Co.	30,032	2,514,880
		3,739,515
Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	2,951	101,544
Human Resource & Employment Services—0.0% *
Robert Half International Inc.	1,575	77,175
Hypermarkets & Super Centers—1.0%
Costco Wholesale Corp.	4,908	615,071
Wal-Mart Stores Inc.	17,451	1,334,478
		1,949,549

Independent Power Producers & Energy Traders—0.1%
AES Corp.	7,200	102,096
NRG Energy Inc.	3,615	110,185
		212,281
Industrial Conglomerates—2.3%
3M Co.	7,189	1,018,537
Danaher Corp.	6,700	509,066
General Electric Co.	111,386	2,853,709	(c)
Roper Industries Inc.	1,088	159,164
		4,540,476
Industrial Gases—0.4%
Air Products & Chemicals Inc.	2,132	277,544
Airgas Inc.	800	88,520
Praxair Inc.	3,265	421,185
		787,249
Industrial Machinery—0.8%
Dover Corp.	1,958	157,286
Flowserve Corp.	1,600	112,832
Illinois Tool Works Inc.	4,022	339,537
Ingersoll-Rand PLC	2,700	152,172
Pall Corp.	1,178	98,599
Parker-Hannifin Corp.	1,644	187,663
Pentair PLC	2,307	151,085
Snap-on Inc.	709	85,846
Stanley Black & Decker Inc.	1,699	150,854
Xylem Inc.	1,926	68,354
		1,504,228
Industrial REITs—0.1%
Prologis Inc.	5,629	212,213
Insurance Brokers—0.3%
Aon PLC	3,234	283,525
Marsh & McLennan Companies Inc.	6,253	327,282
		610,807
Integrated Oil & Gas—4.1%
Chevron Corp.	21,085	2,515,862
Exxon Mobil Corp.	47,311	4,449,599
Hess Corp.	2,949	278,150
Occidental Petroleum Corp.	8,626	829,390
		8,073,001
Integrated Telecommunication Services—2.4%
AT&T Inc.	57,535	2,027,533
CenturyLink Inc.	6,562	268,320
Frontier Communications Corp.	11,474	74,696
Verizon Communications Inc.	46,321	2,315,587
Windstream Holdings Inc.	6,243	67,300
		4,753,436
Internet Retail—1.3%
Amazon.com Inc.	4,197	1,353,280	(a)
Expedia Inc.	1,050	92,001
Netflix Inc.	665	300,035	(a)
The Priceline Group Inc.	588	681,245	(a)
TripAdvisor Inc.	1,150	105,133	(a)
		2,531,694
Internet Software & Services—3.4%
Akamai Technologies Inc.	1,912	114,338	(a)
eBay Inc.	12,729	720,843	(a)
Facebook Inc., Class A	21,667	1,712,560	(a)
Google Inc., Class A	3,144	1,849,961	(a)

Google Inc., Class C	3,144	1,815,220	(a)
VeriSign Inc.	1,462	80,585	(a)
Yahoo! Inc.	10,189	415,202	(a)
		6,708,709
Investment Banking & Brokerage—0.9%
E*TRADE Financial Corp.	3,440	77,710	(a)
Morgan Stanley	16,896	584,095
The Charles Schwab Corp.	12,611	370,637
The Goldman Sachs Group Inc.	4,553	835,794
		1,868,236
IT Consulting & Other Services—1.5%
Accenture PLC, Class A	7,086	576,233
Cognizant Technology Solutions Corp., Class A	6,914	309,540	(a)
International Business Machines Corp.	10,330	1,960,944
Teradata Corp.	1,700	71,264	(a)
		2,917,981
Leisure Products—0.1%
Hasbro Inc.	1,396	76,773
Mattel Inc.	3,796	116,347
		193,120
Life & Health Insurance—1.0%
Aflac Inc.	5,202	303,017
Lincoln National Corp.	2,942	157,632
MetLife Inc.	12,619	677,893
Principal Financial Group Inc.	2,977	156,203
Prudential Financial Inc.	5,100	448,494
Torchmark Corp.	1,512	79,183
Unum Group	2,889	99,324
		1,921,746
Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	3,585	204,273
PerkinElmer Inc.	1,410	61,476
Thermo Fisher Scientific Inc.	4,428	538,888
Waters Corp.	1,000	99,120	(a)
		903,757
Managed Healthcare—1.1%
Aetna Inc.	4,068	329,508
Cigna Corp.	2,975	269,803
Humana Inc.	1,727	225,011
UnitedHealth Group Inc.	10,711	923,823
WellPoint Inc.	3,111	372,138
		2,120,283
Metal & Glass Containers—0.1%
Ball Corp.	1,532	96,930
Owens-Illinois Inc.	1,800	46,890	(a)
		143,820
Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	2,500	145,500
Movies & Entertainment—1.7%
The Walt Disney Co.	17,548	1,562,298
Time Warner Inc.	9,407	707,501
Twenty-First Century Fox Inc., Class A	21,300	730,377
Viacom Inc., Class B	4,353	334,920
		3,335,096
Multi-Line Insurance—0.7%
American International Group Inc.	15,825	854,866
Assurant Inc.	900	57,870
Genworth Financial Inc., Class A	6,100	79,910	(a)

Loews Corp.	3,566	148,560
The Hartford Financial Services Group Inc.	5,104	190,124
		1,331,330
Multi-Sector Holdings—1.4%
Berkshire Hathaway Inc., Class B	20,118	2,779,100	(a)
Leucadia National Corp.	3,600	85,824
		2,864,924
Multi-Utilities—1.1%
Ameren Corp.	2,642	101,268
CenterPoint Energy Inc.	4,618	113,002
CMS Energy Corp.	3,300	97,878
Consolidated Edison Inc.	3,381	191,568
Dominion Resources Inc.	6,582	454,750
DTE Energy Co.	2,066	157,181
Integrys Energy Group Inc.	831	53,865
NiSource Inc.	3,615	148,143
PG&E Corp.	5,154	232,136
Public Service Enterprise Group Inc.	5,492	204,522
SCANA Corp.	1,700	84,337
Sempra Energy	2,475	260,816
TECO Energy Inc.	2,700	46,926
Wisconsin Energy Corp.	2,600	111,800
		2,258,192
Office REITs—0.1%
Boston Properties Inc.	1,698	196,560
Office Services & Supplies—0.0% *
Pitney Bowes Inc.	2,032	50,780
Oil & Gas Drilling—0.3%
Diamond Offshore Drilling Inc.	900	30,843
Ensco PLC, Class A	2,700	111,537
Helmerich & Payne Inc.	1,200	117,444
Nabors Industries Ltd.	2,700	61,452
Noble Corp. PLC	3,054	67,860
Transocean Ltd.	3,804	121,614
		510,750
Oil & Gas Equipment & Services—1.5%
Baker Hughes Inc.	4,998	325,170
Cameron International Corp.	2,280	151,346	(a)
FMC Technologies Inc.	2,586	140,446	(a)
Halliburton Co.	9,467	610,716
National Oilwell Varco Inc.	4,900	372,890
Schlumberger Ltd.	14,374	1,461,692
		3,062,260
Oil & Gas Exploration & Production—2.5%
Anadarko Petroleum Corp.	5,657	573,846
Apache Corp.	4,348	408,147
Cabot Oil & Gas Corp.	4,500	147,105
Chesapeake Energy Corp.	5,615	129,089
Cimarex Energy Co.	1,000	126,530
ConocoPhillips	13,814	1,057,047
Denbury Resources Inc.	3,800	57,114
Devon Energy Corp.	4,392	299,446
EOG Resources Inc.	6,100	604,022
EQT Corp.	1,714	156,900
Marathon Oil Corp.	7,642	287,263
Murphy Oil Corp.	2,000	113,820
Newfield Exploration Co.	1,300	48,191	(a)
Noble Energy Inc.	4,100	280,276

Pioneer Natural Resources Co.	1,600	315,152
QEP Resources Inc.	1,900	58,482
Range Resources Corp.	1,800	122,058
Southwestern Energy Co.	4,100	143,295	(a)
		4,927,783
Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	3,195	270,521
Phillips 66	6,261	509,082
Tesoro Corp.	1,400	85,372
Valero Energy Corp.	6,100	282,247
		1,147,222
Oil & Gas Storage & Transportation—0.6%
Kinder Morgan Inc.	7,584	290,771
ONEOK Inc.	2,400	157,320
Spectra Energy Corp.	7,577	297,473
The Williams Companies Inc.	7,386	408,815
		1,154,379
Packaged Foods & Meats—1.4%
Campbell Soup Co.	1,915	81,828
ConAgra Foods Inc.	4,568	150,927
General Mills Inc.	6,836	344,876
Hormel Foods Corp.	1,400	71,946
Kellogg Co.	2,890	178,024
Keurig Green Mountain Inc.	1,400	182,182
Kraft Foods Group Inc.	6,530	368,292
McCormick & Company Inc.	1,400	93,660
Mead Johnson Nutrition Co.	2,350	226,117
Mondelez International Inc., Class A	18,805	644,353
The Hershey Co.	1,681	160,418
The JM Smucker Co.	1,147	113,542
Tyson Foods Inc., Class A	3,200	125,984
		2,742,149
Paper Packaging—0.1%
Avery Dennison Corp.	1,086	48,490
Bemis Company Inc.	962	36,575
MeadWestvaco Corp.	1,800	73,692
Sealed Air Corp.	2,314	80,712
		239,469
Paper Products—0.1%
International Paper Co.	4,775	227,958
Personal Products—0.1%
Avon Products Inc.	5,228	65,873
The Estee Lauder Companies Inc., Class A	2,479	185,231
		251,104
Pharmaceuticals—6.1%
AbbVie Inc.	17,873	1,032,344
Actavis PLC	2,899	699,471	(a)
Allergan Inc.	3,330	593,373
Bristol-Myers Squibb Co.	18,626	953,279
Eli Lilly & Co.	11,046	716,333
Hospira Inc.	1,839	95,683	(a)
Johnson & Johnson	31,339	3,340,424
Mallinckrodt PLC	1,300	117,195	(a)
Merck & Company Inc.	31,950	1,893,996
Mylan Inc.	4,204	191,240	(a)
Perrigo Co. PLC	1,475	221,530
Pfizer Inc.	70,343	2,080,042
Zoetis Inc.	5,546	204,925
		12,139,835

Property & Casualty Insurance—0.8%
ACE Ltd.	3,700	388,019
Cincinnati Financial Corp.	1,692	79,609
The Allstate Corp.	4,886	299,854
The Chubb Corp.	2,791	254,204
The Progressive Corp.	6,073	153,525
The Travelers Companies Inc.	3,865	363,078
XL Group PLC	3,000	99,510
		1,637,799
Publishing—0.1%
Gannett Company Inc.	2,570	76,252
News Corp., Class A	5,300	86,655	(a)
		162,907
Railroads—1.0%
CSX Corp.	11,509	368,979
Kansas City Southern	1,200	145,440
Norfolk Southern Corp.	3,445	384,462
Union Pacific Corp.	9,922	1,075,743
		1,974,624
Real Estate Services—0.0% *
CBRE Group Inc., Class A	3,044	90,529	(a)
Regional Banks—0.9%
BB&T Corp.	8,000	297,680
Fifth Third Bancorp	9,616	192,512
Huntington Bancshares Inc.	9,934	96,658
KeyCorp	10,428	139,005
M&T Bank Corp.	1,506	185,675
Regions Financial Corp.	14,968	150,279
SunTrust Banks Inc.	5,829	221,677
The PNC Financial Services Group Inc.	5,939	508,259
Zions Bancorporation	1,900	55,214
		1,846,959
Research & Consulting Services—0.1%
Equifax Inc.	1,300	97,162
Nielsen N.V.	3,300	146,289
The Dun & Bradstreet Corp.	400	46,988
		290,439
Residential REITs—0.3%
Apartment Investment & Management Co., Class A	1,831	58,262
AvalonBay Communities Inc.	1,372	193,411
Equity Residential	3,808	234,497
Essex Property Trust Inc.	700	125,125
		611,295
Restaurants—1.2%
Chipotle Mexican Grill Inc.	300	199,977	(a)
Darden Restaurants Inc.	1,629	83,828
McDonald’s Corp.	10,918	1,035,136
Starbucks Corp.	8,398	633,713
Yum! Brands Inc.	4,874	350,830
		2,303,484
Retail REITs—0.5%
General Growth Properties Inc.	6,000	141,300
Kimco Realty Corp.	4,931	108,038
Simon Property Group Inc.	3,479	572,017
The Macerich Co.	1,544	98,554
		919,909

Security & Alarm Services—0.1%
The ADT Corp.	2,050	72,693
Tyco International Ltd.	5,200	231,764
		304,457
Semiconductor Equipment—0.3%
Applied Materials Inc.	13,494	291,605
KLA-Tencor Corp.	1,900	149,682
Lam Research Corp.	1,825	136,328
		577,615
Semiconductors—2.1%
Altera Corp.	3,500	125,230
Analog Devices Inc.	3,400	168,266
Avago Technologies Ltd.	2,900	252,300
Broadcom Corp., Class A	6,134	247,936
First Solar Inc.	910	59,887	(a)
Intel Corp.	54,930	1,912,663
Linear Technology Corp.	2,600	115,414
Microchip Technology Inc.	2,200	103,906
Micron Technology Inc.	12,126	415,437	(a)
NVIDIA Corp.	6,000	110,700
Texas Instruments Inc.	12,082	576,191
Xilinx Inc.	2,987	126,499
		4,214,429
Soft Drinks—1.9%
Coca-Cola Enterprises Inc.	2,518	111,699
Dr Pepper Snapple Group Inc.	2,300	147,913
Monster Beverage Corp.	1,500	137,505	(a)
PepsiCo Inc.	16,881	1,571,452
The Coca-Cola Co.	43,803	1,868,636
		3,837,205
Specialized Consumer Services—0.0% *
H&R Block Inc.	3,092	95,883
Specialized Finance—0.5%
CME Group Inc.	3,492	279,203
Intercontinental Exchange Inc.	1,247	243,227
McGraw Hill Financial Inc.	2,994	252,843
Moody’s Corp.	2,084	196,938
The NASDAQ OMX Group Inc.	1,200	50,904
		1,023,115
Specialized REITs—0.7%
American Tower Corp.	4,500	421,335
Crown Castle International Corp.	3,700	297,961
Iron Mountain Inc.	1,759	57,432
Plum Creek Timber Company Inc.	2,100	81,921
Public Storage	1,606	266,339
Weyerhaeuser Co.	6,005	191,319
		1,316,307
Specialty Chemicals—0.6%
Ecolab Inc.	3,002	344,720
International Flavors & Fragrances Inc.	847	81,210
PPG Industries Inc.	1,503	295,700
Sigma-Aldrich Corp.	1,328	180,621
The Sherwin-Williams Co.	963	210,888
		1,113,139
Specialty Stores—0.2%
PetSmart Inc.	1,100	77,099
Staples Inc.	7,050	85,305

Tiffany & Co.	1,229	118,365
Tractor Supply Co.	1,500	92,265
		373,034
Steel—0.1%
Allegheny Technologies Inc.	1,351	50,122
Nucor Corp.	3,583	194,485
		244,607
Systems Software—3.0%
CA Inc.	3,403	95,080
Microsoft Corp.	91,483	4,241,152
Oracle Corp.	36,085	1,381,334
Red Hat Inc.	2,000	112,300	(a)
Symantec Corp.	7,764	182,531
		6,012,397
Technology Hardware, Storage & Peripherals—4.5%
Apple Inc.	66,536	6,703,502	(d)
EMC Corp.	22,956	671,693
Hewlett-Packard Co.	20,857	739,798
NetApp Inc.	3,596	154,484
SanDisk Corp.	2,500	244,875
Seagate Technology PLC	3,594	205,828
Western Digital Corp.	2,400	233,568
		8,953,748
Thrifts & Mortgage Finance—0.0% *
Hudson City Bancorp Inc.	5,300	51,516
People’s United Financial Inc.	3,200	46,304
		97,820
Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	2,619	59,150
Tobacco—1.5%
Altria Group Inc.	22,324	1,025,564
Lorillard Inc.	3,933	235,626
Philip Morris International Inc.	17,519	1,461,085
Reynolds American Inc.	3,415	201,485
		2,923,760
Trading Companies & Distributors—0.2%
Fastenal Co.	3,100	139,190
United Rentals Inc.	1,000	111,100	(a)
WW Grainger Inc.	682	171,625
		421,915
Trucking—0.0% *
Ryder System Inc.	631	56,771

Total Common Stock (Cost $110,188,675)		195,156,066

Short-Term Investments—1.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $3,524,648)		3,524,648	(d,e,f)

Total Investments (Cost $113,713,323)		198,680,714

Other Assets and Liabilities, net—0.2%		335,722

NET ASSETS—100.0%		$199,016,436

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2014	42	$4,127,550	$(24,212)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GE Asset Management Incorporated (“GEAM”), the Fund’s investment adviser.

(d)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(e)	Sponsored by SSgA Funds Management, Inc., the Fund’s sub-advisor and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2014.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

GEI Premier Growth Equity Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Common Stock—96.4%†	Number of Shares	Fair Value
Air Freight & Logistics—1.4%
United Parcel Service Inc., Class B	5,719	$562,120
Application Software—2.3%
Intuit Inc.	10,293	902,181
Asset Management & Custody Banks—3.2%
State Street Corp.	17,498	1,288,028	(a)
Biotechnology—8.9%
Alexion Pharmaceuticals Inc.	4,803	796,433	(b)
Amgen Inc.	8,806	1,236,891
Gilead Sciences Inc.	14,180	1,509,461	(b)
		3,542,785
Broadcasting—1.9%
Discovery Communications Inc., Class C	19,785	737,585	(b)
Cable & Satellite—6.0%
Comcast Corp., Special Class A	19,213	1,027,895
Liberty Global PLC, Class C	33,395	1,369,696	(b)
		2,397,591
Casinos & Gaming—1.6%
Las Vegas Sands Corp.	10,293	640,328
Communications Equipment—3.9%
QUALCOMM Inc.	20,585	1,539,140
Data Processing & Outsourced Services—3.4%
Visa Inc., Class A	6,404	1,366,421
Fertilizers & Agricultural Chemicals—3.4%
Monsanto Co.	12,008	1,351,020
Healthcare Equipment—5.3%
Abbott Laboratories	20,585	856,130
Covidien PLC	14,639	1,266,420
		2,122,550
Healthcare Services—2.0%
Express Scripts Holding Co.	11,436	807,725	(b)
Healthcare Supplies—1.7%
The Cooper Companies Inc.	4,346	676,889
Home Improvement Retail—3.5%
Lowe’s Companies Inc.	26,303	1,391,955
Industrial Machinery—1.6%
Dover Corp.	8,005	643,042
Internet Retail—2.3%
Amazon.com Inc.	2,859	921,856	(b)
Internet Software & Services—10.8%
Baidu Inc. ADR	6,404	1,397,545	(b)
eBay Inc.	19,213	1,088,032	(b)
Facebook Inc., Class A	6,061	479,061	(b)
Google Inc., Class A	1,029	605,474	(b)
Google Inc., Class C	1,258	726,319	(b)
		4,296,431
Investment Banking & Brokerage—2.0%
The Charles Schwab Corp.	26,304	773,075
Movies & Entertainment—2.2%
The Walt Disney Co.	9,721	865,461
Oil & Gas Equipment & Services—3.7%
Schlumberger Ltd.	14,295	1,453,659
Oil & Gas Exploration & Production—1.0%
Anadarko Petroleum Corp.	3,888	394,399

Pharmaceuticals—2.8%
Actavis PLC	4,575	1,103,856	(b)
Soft Drinks—3.3%
PepsiCo Inc.	13,952	1,298,792
Specialized Finance—5.9%
CME Group Inc.	17,955	1,435,592
McGraw Hill Financial Inc.	10,865	917,549
		2,353,141
Specialized REITs—3.0%
American Tower Corp.	12,580	1,177,865
Specialty Stores—2.0%
Dick’s Sporting Goods Inc.	17,726	777,817
Technology Hardware, Storage & Peripherals—7.3%
Apple Inc.	15,210	1,532,408	(c)
EMC Corp.	46,317	1,355,235
		2,887,643

Total Common Stock (Cost $24,201,578)		38,273,355

Short-Term Investments—3.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $1,555,045)		1,555,045	(d,e)

Total Investments (Cost $25,756,623)		39,828,400

Liabilities in Excess of Other Assets, net—(0.3)%		(106,311)

NET ASSETS—100.0%		$39,722,089

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2014	6	$589,650	$(3,255)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2014.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

GEI Core Value Equity Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Common Stock—95.1%†	Number of Shares	Fair Value
Aerospace & Defense—4.4%
General Dynamics Corp.	1,096	$139,291
Hexcel Corp.	1,918	76,145	(a)
Honeywell International Inc.	3,544	330,017
The Boeing Co.	1,553	197,821
		743,274
Agricultural Products—1.7%
Archer-Daniels-Midland Co.	5,664	289,430
Airlines—1.0%
Delta Air Lines Inc.	4,567	165,097
Asset Management & Custody Banks—4.7%
Ameriprise Financial Inc.	2,138	263,786
Invesco Ltd.	6,943	274,110
State Street Corp.	3,654	268,971	(b)
		806,867
Auto Parts & Equipment—0.4%
TRW Automotive Holdings Corp.	731	74,014	(a)
Automobile Manufacturers—1.2%
Ford Motor Co.	13,885	205,359
Automotive Retail—0.7%
AutoZone Inc.	237	120,789	(a)
Biotechnology—2.1%
Amgen Inc.	2,557	359,156
Broadcasting—0.9%
CBS Corp., Class B	2,923	156,380
Cable & Satellite—1.2%
Comcast Corp., Class A	3,654	196,512
Commodity Chemicals—1.5%
LyondellBasell Industries N.V., Class A	2,283	248,071
Communications Equipment—4.4%
Cisco Systems Inc.	15,164	381,678
QUALCOMM Inc.	4,878	364,728
		746,406
Consumer Finance—1.7%
American Express Co.	3,290	288,007	(c)
Department Stores—0.9%
Macy’s Inc.	2,704	157,319
Diversified Banks—6.0%
Citigroup Inc.	8,221	426,012
JPMorgan Chase & Co.	5,901	355,476
Wells Fargo & Co.	4,567	236,891
		1,018,379
Drug Retail—2.0%
CVS Health Corp.	4,202	334,437
Electric Utilities—0.8%
NextEra Energy Inc.	1,462	137,253
Electrical Components & Equipment—1.4%
Eaton Corp. PLC	3,837	243,151
General Merchandise Stores—2.3%
Dollar General Corp.	4,567	279,089	(a)
Target Corp.	1,826	114,454
		393,543

Healthcare Distributors—1.2%
Cardinal Health Inc.	2,832	212,173
Healthcare Equipment—1.7%
Boston Scientific Corp.	16,443	194,192	(a)
Stryker Corp.	1,097	88,583
		282,775
Home Improvement Retail—1.5%
Lowe’s Companies Inc.	4,659	246,554
Household Products—0.5%
Energizer Holdings Inc.	731	90,067
Independent Power Producers & Energy Traders—2.7%
AES Corp.	10,231	145,076
Calpine Corp.	7,856	170,475	(a)
NRG Energy Inc.	4,860	148,133
		463,684
Integrated Oil & Gas—6.2%
Cenovus Energy Inc.	3,654	98,219
Exxon Mobil Corp.	4,513	424,448
Hess Corp.	2,192	206,749
Occidental Petroleum Corp.	3,379	324,891
		1,054,307
Integrated Telecommunication Services—2.6%
Verizon Communications Inc.	8,770	438,412
Internet Software & Services—1.9%
Google Inc., Class A	555	326,568	(a)
Life Sciences Tools & Services—0.6%
PerkinElmer Inc.	2,193	95,615
Movies & Entertainment—1.0%
Time Warner Inc.	2,374	178,549
Multi-Line Insurance—4.0%
American International Group Inc.	5,992	323,688
Genworth Financial Inc., Class A	5,480	71,788	(a)
The Hartford Financial Services Group Inc.	7,673	285,819
		681,295
Oil & Gas Equipment & Services—4.8%
Cameron International Corp.	3,014	200,069	(a)
Halliburton Co.	3,928	253,395
Schlumberger Ltd.	3,105	315,748
Weatherford International PLC	1,827	38,002	(a)
		807,214
Oil & Gas Exploration & Production—1.6%
Marathon Oil Corp.	7,126	267,866
Packaged Foods & Meats—1.7%
Mondelez International Inc., Class A	8,221	281,693
Pharmaceuticals—8.2%
Actavis PLC	1,334	321,867	(a)
GlaxoSmithKline PLC ADR	1,644	75,575
Johnson & Johnson	4,020	428,492
Merck & Company Inc.	2,193	130,001
Pfizer Inc.	14,616	432,195
		1,388,130
Publishing—0.1%
Tribune Media Co., Class A	365	24,017	(a)
Railroads—0.3%
CSX Corp.	1,827	58,574
Regional Banks—1.3%
Regions Financial Corp.	21,923	220,107

Research & Consulting Services—0.7%
Nielsen N.V.	2,558	113,396
Semiconductor Equipment—0.8%
Applied Materials Inc.	6,394	138,174	(c)
Semiconductors—0.3%
Analog Devices Inc.	1,005	49,737
Soft Drinks—3.9%
Coca-Cola Enterprises Inc.	6,212	275,564
PepsiCo Inc.	4,111	382,693
		658,257
Specialized REITs—1.7%
American Tower Corp.	3,015	282,294	(c)
Specialty Chemicals—0.4%
PPG Industries Inc.	329	64,727
Systems Software—1.2%
Microsoft Corp.	1,918	88,918
Oracle Corp.	2,924	111,931
		200,849
Technology Hardware, Storage & Peripherals—4.9%
Apple Inc.	4,348	438,061	(c)
EMC Corp.	6,395	187,118
Hewlett-Packard Co.	6,028	213,813
		838,992

Total Common Stock (Cost $12,923,916)		16,147,470

Exchange Traded Funds—1.4%
Financial Select Sector SPDR Fund	2,045	47,383	(d)
Industrial Select Sector SPDR Fund	3,470	184,430	(d)

Total Exchange Traded Funds (Cost $131,864)		231,813

Total Investments in Securities (Cost $13,055,780)		16,379,283

Short-Term Investments—3.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $628,753)		628,753	(d,e)

Total Investments (Cost $13,684,533)		17,008,036

Liabilities in Excess of Other Assets, net—(0.2)%		(28,496)

NET ASSETS—100.0%		$16,979,540

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2014	6	$589,650	$(3,255)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2014.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depository Receipts

GEI Small-Cap Equity Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Common Stock—93.1%†	Number of Shares	Fair Value
Aerospace & Defense—1.4%
Esterline Technologies Corp.	2,722	$302,877	(a)
Moog Inc., Class A	458	31,327	(a)
Teledyne Technologies Inc.	2,568	241,418	(a)
Triumph Group Inc.	146	9,497
		585,119
Agricultural & Farm Machinery—0.7%
AGCO Corp.	6,275	285,261
Lindsay Corp.	253	18,912
		304,173
Agricultural Products—0.8%
Darling Ingredients Inc.	17,985	329,485	(a)
Fresh Del Monte Produce Inc.	563	17,960
		347,445
Airlines—0.1%
Spirit Airlines Inc.	600	41,484	(a)
Alternative Carriers—0.0% *
Inteliquent Inc.	1,500	18,675
Apparel Retail—1.0%
Citi Trends Inc.	1,000	22,100	(a)
Express Inc.	1,884	29,409	(a)
Genesco Inc.	1,354	101,212	(a)
The Buckle Inc.	4,655	211,290
The Children’s Place Inc.	438	20,875
Tilly’s Inc. Class A	938	7,054	(a)
Zumiez Inc.	700	19,670	(a)
		411,610
Apparel, Accessories & Luxury Goods—1.1%
Columbia Sportswear Co.	4,160	148,845
Iconix Brand Group Inc.	8,655	319,716	(a)
		468,561
Application Software—6.4%
ACI Worldwide Inc.	7,409	138,993	(a)
Advent Software Inc.	700	22,092
Blackbaud Inc.	14,207	558,193
Bottomline Technologies Inc.	7,000	193,130	(a)
Fair Isaac Corp.	394	21,709
Guidewire Software Inc.	5,800	257,172	(a)
Jive Software Inc.	12,574	73,306	(a)
Monotype Imaging Holdings Inc.	800	22,656
NetScout Systems Inc.	600	27,480	(a)
Pegasystems Inc.	1,100	21,021
PROS Holdings Inc.	6,200	156,240	(a)
PTC Inc.	7,461	275,311	(a)
Qlik Technologies Inc.	7,900	213,616	(a)
RealPage Inc.	14,699	227,835	(a)
Solera Holdings Inc.	3,474	195,795
SS&C Technologies Holdings Inc.	6,614	290,288	(a)
Verint Systems Inc.	550	30,586	(a)
		2,725,423
Asset Management & Custody Banks—0.4%
Artisan Partners Asset Management Inc., Class A	356	18,530

Financial Engines Inc.	3,300	112,909
Virtus Investment Partners Inc.	100	17,370
		148,809
Auto Parts & Equipment—0.3%
American Axle & Manufacturing Holdings Inc.	1,108	18,581	(a)
Dana Holding Corp.	1,711	32,800
Drew Industries Inc.	541	22,825
Gentherm Inc.	400	16,892	(a)
Tenneco Inc.	509	26,626	(a)
Tower International Inc.	902	22,721	(a)
		140,445
Automobile Manufacturers—0.6%
Thor Industries Inc.	4,155	213,982
Winnebago Industries Inc.	1,849	40,253	(a)
		254,235
Automotive Retail—1.0%
CST Brands Inc.	8,200	294,790
Group 1 Automotive Inc.	1,581	114,955
		409,745
Biotechnology—1.8%
Cepheid	6,600	290,598	(a)
Cubist Pharmaceuticals Inc.	2,931	194,442	(a)
Dyax Corp.	2,300	23,276	(a)
Emergent Biosolutions Inc.	1,144	24,379	(a)
Genomic Health Inc.	4,500	127,395	(a)
Isis Pharmaceuticals Inc.	900	34,947	(a)
MacroGenics Inc.	1,100	22,990	(a)
NPS Pharmaceuticals Inc.	800	20,800	(a)
Spectrum Pharmaceuticals Inc.	2,800	22,792	(a)
		761,619
Building Products—0.5%
AO Smith Corp.	556	26,288
Builders FirstSource Inc.	3,563	19,418	(a)
Patrick Industries Inc.	1,300	55,068	(a)
Simpson Manufacturing Company Inc.	1,858	54,161
Universal Forest Products Inc.	1,064	45,443
		200,378
Cable & Satellite—0.1%
Starz, Class A	800	26,464	(a)
Casinos & Gaming—0.1%
Pinnacle Entertainment Inc.	862	21,628	(a)
Commercial Printing—0.3%
Brady Corp., Class A	5,000	112,200
Commodity Chemicals—0.4%
Axiall Corp.	362	12,963
Koppers Holdings Inc.	4,825	159,997
		172,960
Communications Equipment—1.0%
ADTRAN Inc.	5,079	104,272
ARRIS Group Inc.	1,950	55,292	(a)
Aruba Networks Inc.	1,100	23,738	(a)
Bel Fuse Inc., Class B	945	23,379
CalAmp Corp.	648	11,418	(a)
EchoStar Corp., Class A	400	19,504	(a)
Finisar Corp.	1,747	29,053	(a)
NETGEAR Inc.	1,103	34,469	(a)
Plantronics Inc.	1,162	55,520

Polycom Inc.	1,700	20,885	(a)
Riverbed Technology Inc.	2,344	43,469	(a)
		420,999
Construction & Engineering—1.1%
AECOM Technology Corp.	835	28,181	(a)
Chicago Bridge & Iron Company N.V.	4,915	284,333
Granite Construction Inc.	723	22,999
Quanta Services Inc.	4,048	146,902	(a)
		482,415
Construction Machinery & Heavy Trucks—1.3%
Alamo Group Inc.	709	29,069
Astec Industries Inc.	1,484	54,121
Douglas Dynamics Inc.	1,351	26,345
FreightCar America Inc.	686	22,844
Meritor Inc.	1,668	18,098	(a)
The Greenbrier Companies Inc.	813	59,658
Trinity Industries Inc.	6,210	290,131
Wabash National Corp.	3,494	46,540	(a)
		546,806
Consumer Electronics—0.0% *
ZAGG Inc.	2,500	13,950	(a)
Data Processing & Outsourced Services—2.2%
Broadridge Financial Solutions Inc.	6,405	266,640
Cardtronics Inc.	8,100	285,120	(a)
CoreLogic Inc.	3,249	87,950	(a)
Global Cash Access Holdings Inc.	10,133	68,398	(a)
WEX Inc.	2,100	231,672	(a)
		939,780
Distributors—0.7%
LKQ Corp.	10,936	290,788	(a)
Diversified Banks—0.0% *
FCB Financial Holdings Inc., Class A	498	11,310	(a)
Diversified Capital Markets—0.1%
HFF Inc. REIT, Class A	1,060	30,687
Diversified Metals & Mining—0.2%
Compass Minerals International Inc.	315	26,548
Globe Specialty Metals Inc.	1,100	20,009
Materion Corp.	668	20,488
U.S. Silica Holdings Inc.	404	25,254
		92,299
Diversified REITs—0.2%
Cousins Properties Inc.	3,941	47,095
Spirit Realty Capital Inc.	1,978	21,699
		68,794
Diversified Support Services—1.1%
Healthcare Services Group Inc.	7,221	206,593
Ritchie Bros Auctioneers Inc.	10,424	233,393
UniFirst Corp.	450	43,466
		483,452
Education Services—0.3%
Apollo Education Group Inc.	1,300	32,695	(a)
DeVry Education Group Inc.	736	31,508
K12 Inc.	4,562	72,810	(a)
		137,013
Electric Utilities—0.6%
ALLETE Inc.	764	33,914
IDACORP Inc.	4,394	235,562
		269,476

Electrical Components & Equipment—0.5%
Encore Wire Corp.	1,378	51,110
EnerSys	687	40,286
Polypore International Inc.	2,886	112,294	(a)
Regal-Beloit Corp.	350	22,487
		226,177
Electronic Components—0.4%
Littelfuse Inc.	1,602	136,458
Universal Display Corp.	700	22,848	(a)
		159,306
Electronic Equipment & Instruments—0.5%
Cognex Corp.	600	24,162	(a)
Newport Corp.	1,200	21,264	(a)
Rofin-Sinar Technologies Inc.	985	22,714	(a)
Zebra Technologies Corp., Class A	2,116	150,173	(a)
		218,313
Electronic Manufacturing Services—0.9%
Celestica Inc.	1,099	11,155	(a)
Measurement Specialties Inc.	2,700	231,147	(a)
Methode Electronics Inc.	1,415	52,171
Multi-Fineline Electronix Inc.	1,160	10,846	(a)
Plexus Corp.	1,621	59,863	(a)
		365,182
Environmental & Facilities Services—0.7%
Clean Harbors Inc.	5,200	280,384	(a)
Covanta Holding Corp.	1,162	24,658
		305,042
Fertilizers & Agricultural Chemicals—0.6%
American Vanguard Corp.	5,800	64,960
Intrepid Potash Inc.	11,835	182,851	(a)
		247,811
Food Distributors—0.3%
SpartanNash Co.	7,136	138,795
Food Retail—1.5%
Casey’s General Stores Inc.	4,578	328,243
The Fresh Market Inc.	8,300	289,919	(a)
		618,162
Footwear—1.0%
Deckers Outdoor Corp.	1,890	183,670	(a)
Skechers U.S.A. Inc. Class A	467	24,896	(a)
Wolverine World Wide Inc.	8,900	223,034
		431,600
Forest Products—0.1%
Boise Cascade Co.	857	25,830	(a)
Gas Utilities—0.1%
South Jersey Industries Inc.	829	44,235
Health Care REITs—0.7%
Aviv REIT Inc.	869	22,898
Healthcare Realty Trust Inc.	923	21,857
Omega Healthcare Investors Inc.	3,634	124,246
Sabra Health Care REIT Inc.	4,474	108,808
		277,809
Healthcare Distributors—0.6%
Owens & Minor Inc.	7,248	237,300
Healthcare Equipment—4.2%
Cantel Medical Corp.	3,061	105,237
Exactech Inc.	490	11,216	(a)
Globus Medical Inc., Class A	10,874	213,892	(a)

Hill-Rom Holdings Inc.	7,715	319,633
Insulet Corp.	1,000	36,850	(a)
Integra LifeSciences Holdings Corp.	5,000	248,200	(a)
Masimo Corp.	8,123	172,857	(a)
Natus Medical Inc.	1,808	53,354	(a)
NuVasive Inc.	7,200	251,064	(a)
Orthofix International N.V.	1,142	35,356	(a)
STERIS Corp.	4,300	232,028
Volcano Corp.	7,600	80,864	(a)
Zeltiq Aesthetics Inc.	1,200	27,156	(a)
		1,787,707
Healthcare Facilities—0.2%
Hanger Inc.	4,934	101,246	(a)
Healthcare Services—1.9%
Air Methods Corp.	2,418	134,320	(a)
Bio-Reference Laboratories Inc.	6,652	186,655	(a)
IPC The Hospitalist Company Inc.	3,256	145,836	(a)
MEDNAX Inc.	5,128	281,117	(a)
Team Health Holdings Inc.	602	34,910	(a)
		782,838
Healthcare Supplies—1.2%
Align Technology Inc.	450	23,256	(a)
Endologix Inc.	8,353	88,542	(a)
ICU Medical Inc.	2,500	160,450	(a)
Merit Medical Systems Inc.	465	5,524	(a)
West Pharmaceutical Services Inc.	5,532	247,612
		525,384
Healthcare Technology—1.0%
HMS Holdings Corp.	9,353	176,304	(a)
Medidata Solutions Inc.	1,600	70,864	(a)
Omnicell Inc.	4,900	133,917	(a)
Veeva Systems Inc., Class A	750	21,128	(a)
		402,213
Home Building—0.1%
Meritage Homes Corp.	1,133	40,222	(a)
Home Furnishing Retail—0.0% *
Haverty Furniture Companies Inc.	303	6,602
Select Comfort Corp.	638	13,347	(a)
		19,949
Home Furnishings—0.1%
Ethan Allen Interiors Inc.	1,820	41,496
Hooker Furniture Corp.	710	10,799
		52,295
Hotel & Resort REITs—0.3%
Hersha Hospitality Trust	7,448	47,444
Strategic Hotels & Resorts Inc.	2,260	26,329	(a)
Summit Hotel Properties Inc.	4,043	43,583
		117,356
Hotels, Resorts & Cruise Lines—0.2%
Interval Leisure Group Inc.	3,644	69,418
Household Appliances—0.2%
Helen of Troy Ltd.	1,277	67,068	(a)
Housewares & Specialties—0.7%
Jarden Corp.	5,238	314,856	(a)
Human Resource & Employment Services—0.1%
TrueBlue Inc.	1,648	41,629	(a)
Industrial Conglomerates—0.4%
Raven Industries Inc.	6,600	161,040

Industrial Machinery—6.8%
Actuant Corp., Class A	9,381	286,308
Altra Industrial Motion Corp.	1,287	37,529
Blount International Inc.	1,757	26,584	(a)
CLARCOR Inc.	6,328	399,170
Columbus McKinnon Corp.	785	17,262
EnPro Industries Inc.	2,200	133,166	(a)
ESCO Technologies Inc.	2,674	93,002
Hyster-Yale Materials Handling Inc.	263	18,836
IDEX Corp.	3,305	239,183
John Bean Technologies Corp.	764	21,491
LB Foster Co., Class A	755	34,685
Luxfer Holdings PLC ADR	4,590	79,223
Mueller Industries Inc.	5,660	161,536
Nordson Corp.	2,325	176,863
RBC Bearings Inc.	2,000	113,400
Standex International Corp.	1,958	145,166
The Timken Co.	5,415	229,542
TriMas Corp.	10,428	253,713	(a)
Woodward Inc.	8,176	389,341
		2,856,000
Industrial REITs—0.2%
Rexford Industrial Realty Inc.	2,138	29,590
STAG Industrial Inc.	2,008	41,586
		71,176
Internet Retail—0.1%
Orbitz Worldwide Inc.	3,004	23,641	(a)
Internet Software & Services—1.3%
Constant Contact Inc.	1,100	29,854	(a)
Cornerstone OnDemand Inc.	1,806	62,144	(a)
Dice Holdings Inc.	2,552	21,386	(a)
E2open Inc.	3,700	34,447	(a)
Envestnet Inc.	530	23,850	(a)
GrubHub Inc.	591	20,236	(a)
LogMeIn Inc.	4,600	211,922	(a)
Marchex Inc., Class B	2,600	10,790
NIC Inc.	5,810	100,048
SciQuest Inc.	600	9,024	(a)
VistaPrint N.V.	400	21,916	(a)
WebMD Health Corp.	500	20,905	(a)
		566,522
Investment Banking & Brokerage—1.1%
Evercore Partners Inc., Class A	441	20,727
Greenhill & Company Inc.	1,115	51,836
Piper Jaffray Cos.	898	46,912	(a)
Raymond James Financial Inc.	6,097	326,677
Stifel Financial Corp.	729	34,183	(a)
		480,335
IT Consulting & Other Services—0.1%
Datalink Corp.	932	9,907	(a)
Luxoft Holding Inc.	638	23,734	(a)
		33,641
Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	2,213	50,634
StanCorp Financial Group Inc.	558	35,254
		85,888
Life Sciences Tools & Services—2.1%
Bio-Rad Laboratories Inc., Class A	1,700	192,780	(a)

Bruker Corp.	8,692	160,932	(a)
Cambrex Corp.	1,703	31,812	(a)
Charles River Laboratories International Inc.	488	29,153	(a)
ICON PLC	5,172	295,994	(a)
Luminex Corp.	6,600	128,700	(a)
PAREXEL International Corp.	550	34,700	(a)
		874,071
Managed Healthcare—1.3%
Centene Corp.	4,513	373,270	(a)
Molina Healthcare Inc.	4,135	174,910	(a)
WellCare Health Plans Inc.	181	10,922	(a)
		559,102
Marine—0.0% *
Baltic Trading Ltd.	1,167	4,831
Multi-Line Insurance—0.7%
HCC Insurance Holdings Inc.	5,714	275,929
Horace Mann Educators Corp.	386	11,005
		286,934
Multi-Utilities—0.2%
Avista Corp.	1,145	34,957
Black Hills Corp.	743	35,575
		70,532
Office REITs—0.8%
BioMed Realty Trust Inc.	12,378	250,036
Coresite Realty Corp.	2,519	82,799
DuPont Fabros Technology Inc.	769	20,794
		353,629
Office Services & Supplies—1.0%
Herman Miller Inc.	4,788	142,922
HNI Corp.	605	21,774
Steelcase Inc., Class A	1,548	25,062
West Corp.	7,724	227,549
		417,307
Oil & Gas Drilling—0.2%
Pioneer Energy Services Corp.	5,357	75,105	(a)
Unit Corp.	352	20,645	(a)
		95,750
Oil & Gas Equipment & Services—2.0%
CARBO Ceramics Inc.	4,180	247,581
Dril-Quip Inc.	942	84,215	(a)
Forum Energy Technologies Inc.	8,170	250,084	(a)
Geospace Technologies Corp.	594	20,879	(a)
Hornbeck Offshore Services Inc.	1,368	44,775	(a)
Matrix Service Co.	800	19,296	(a)
Natural Gas Services Group Inc.	1,000	24,070	(a)
Oil States International Inc.	1,689	104,549	(a)
Seventy Seven Energy Inc.	1,161	27,562	(a)
Willbros Group Inc.	1,856	15,460	(a)
		838,471
Oil & Gas Exploration & Production—2.8%
Approach Resources Inc.	10,100	146,450	(a)
Bill Barrett Corp.	1,491	32,862	(a)
Bonanza Creek Energy Inc.	1,152	65,549	(a)
Carrizo Oil & Gas Inc.	646	34,768	(a)
Clayton Williams Energy Inc.	232	22,376	(a)
Matador Resources Co.	1,762	45,548	(a)
Newfield Exploration Co.	7,735	286,736	(a)
Northern Oil and Gas Inc.	3,300	46,926	(a)

PetroQuest Energy Inc.	4,233	23,789	(a)
Resolute Energy Corp.	8,400	52,668	(a)
Sanchez Energy Corp.	4,817	126,494	(a)
SM Energy Co.	3,679	286,962
Synergy Resources Corp.	1,552	18,919	(a)
		1,190,047
Oil & Gas Refining & Marketing—0.2%
Delek US Holdings Inc.	624	20,667
Renewable Energy Group Inc.	1,700	17,255	(a)
Western Refining Inc.	1,520	63,825
		101,747
Packaged Foods & Meats—2.9%
B&G Foods Inc.	6,000	165,300
Lancaster Colony Corp.	2,400	204,672
Post Holdings Inc.	3,300	109,494	(a)
Sanderson Farms Inc.	3,832	337,024
Snyder’s-Lance Inc.	9,100	241,150
TreeHouse Foods Inc.	2,100	169,050	(a)
		1,226,690
Paper Packaging—0.5%
Packaging Corporation of America	3,248	207,287
Paper Products—0.1%
Neenah Paper Inc.	1,161	62,090
Personal Products—0.2%
Elizabeth Arden Inc.	3,600	60,264	(a)
Inter Parfums Inc.	325	8,937
Revlon Inc., Class A	649	20,567	(a)
		89,768
Pharmaceuticals—0.5%
Impax Laboratories Inc.	900	21,339	(a)
Lannett Company Inc.	1,098	50,157	(a)
Pacira Pharmaceuticals Inc.	200	19,384	(a)
Prestige Brands Holdings Inc.	3,958	128,120	(a)
		219,000
Property & Casualty Insurance—1.5%
Allied World Assurance Company Holdings AG	7,200	265,248
Argo Group International Holdings Ltd.	4,455	224,131
RLI Corp.	1,563	67,662
The Navigators Group Inc.	1,500	92,250	(a)
		649,291
Publishing—0.8%
John Wiley & Sons Inc., Class A	6,230	349,565
Railroads—0.7%
Genesee & Wyoming Inc., Class A	3,041	289,838	(a)
Real Estate Services—0.1%
Altisource Portfolio Solutions S.A.	200	20,160	(a)
Regional Banks—7.0%
Bank of the Ozarks Inc.	1,424	44,884
BankUnited Inc.	1,530	46,650
Banner Corp.	814	31,315
Bryn Mawr Bank Corp.	3,500	99,155
Camden National Corp.	354	12,390
Cardinal Financial Corp.	753	12,854
CoBiz Financial Inc.	951	10,632
Columbia Banking System Inc.	893	22,155
Community Bank System Inc.	3,500	117,565
Cullen/Frost Bankers Inc.	2,577	197,166
CVB Financial Corp.	13,200	189,420

Enterprise Financial Services Corp.	743	12,423
Fidelity Southern Corp.	1,059	14,508
First Financial Bankshares Inc.	2,500	69,475
Fulton Financial Corp.	10,114	112,063
Glacier Bancorp Inc.	443	11,456
Great Southern Bancorp Inc.	539	16,353
Hancock Holding Co.	474	15,192
Home BancShares Inc.	882	25,940
Iberiabank Corp.	2,854	178,404
Independent Bank Corp.	2,100	75,012
Lakeland Financial Corp.	337	12,638
NBT Bancorp Inc.	3,100	69,812
Old National Bancorp	3,253	42,191
PacWest Bancorp	1,511	62,299
Prosperity Bancshares Inc.	6,000	343,020
Renasant Corp.	6,061	163,950
South State Corp.	440	24,605
Southwest Bancorp. Inc.	1,300	21,320
Susquehanna Bancshares Inc.	2,286	22,860
SVB Financial Group	1,286	144,148	(a)
Tristate Capital Holdings Inc.	954	8,653	(a)
UMB Financial Corp.	6,000	327,300
Umpqua Holdings Corp.	3,387	55,784
Union Bankshares Corp.	1,253	28,944
United Community Banks Inc.	690	11,357
ViewPoint Financial Group Inc.	1,098	26,286
Washington Trust Bancorp Inc.	3,300	108,867
Westamerica Bancorporation	2,435	113,276
Wintrust Financial Corp.	987	44,089
		2,946,411
Reinsurance—1.0%
Endurance Specialty Holdings Ltd.	6,700	369,706
Maiden Holdings Ltd.	3,133	34,714
Platinum Underwriters Holdings Ltd.	338	20,574
		424,994
Research & Consulting Services—0.3%
Mistras Group Inc.	1,200	24,480	(a)
Resources Connection Inc.	6,473	90,234
		114,714
Residential REITs—0.5%
Associated Estates Realty Corp.	2,816	49,308
Education Realty Trust Inc.	13,506	138,842
Sun Communities Inc.	536	27,068
		215,218
Restaurants—1.0%
BJ’s Restaurants Inc.	2,400	86,376	(a)
Cracker Barrel Old Country Store Inc.	864	89,156
DineEquity Inc.	280	22,845
Ruby Tuesday Inc.	877	5,166	(a)
Texas Roadhouse Inc.	8,299	231,044
		434,587
Retail REITs—0.2%
Glimcher Realty Trust	2,515	34,053
Inland Real Estate Corp.	4,473	44,328
Ramco-Gershenson Properties Trust	1,232	20,020
		98,401
Security & Alarm Services—0.5%
The Brink’s Co.	9,180	220,687

Semiconductor Equipment—0.4%
Advanced Energy Industries Inc.	1,000	18,790	(a)
Entegris Inc.	2,000	23,000	(a)
Rudolph Technologies Inc.	13,124	118,772	(a)
		160,562
Semiconductors—1.7%
Ambarella Inc.	300	13,101	(a)
Diodes Inc.	1,539	36,813	(a)
Exar Corp.	1,889	16,907	(a)
Inphi Corp.	1,499	21,556	(a)
Integrated Device Technology Inc.	2,300	36,685	(a)
Microsemi Corp.	11,229	285,329	(a)
PMC-Sierra Inc.	2,900	21,634	(a)
RF Micro Devices Inc.	5,367	61,935	(a)
Semtech Corp.	6,596	179,081	(a)
Silicon Image Inc.	3,300	16,632	(a)
Synaptics Inc.	520	38,064	(a)
		727,737
Specialized Finance—0.0% *
NewStar Financial Inc.	1,343	15,095	(a)
Specialized REITs—0.1%
Potlatch Corp.	500	20,105
Sovran Self Storage Inc.	439	32,644
		52,749
Specialty Chemicals—2.4%
A Schulman Inc.	600	21,696
Flotek Industries Inc.	1,080	28,156	(a)
HB Fuller Co.	3,346	132,836
Innospec Inc.	1,800	64,620
Minerals Technologies Inc.	392	24,190
OM Group Inc.	965	25,042
PolyOne Corp.	5,274	187,649
Quaker Chemical Corp.	1,100	78,859
Sensient Technologies Corp.	8,247	431,730
Stepan Co.	169	7,500
		1,002,278
Steel—0.6%
Commercial Metals Co.	6,728	114,847
Schnitzer Steel Industries Inc., Class A	1,087	26,142
TimkenSteel Corp.	2,370	110,181
Worthington Industries Inc.	552	20,546
		271,716
Systems Software—1.1%
FleetMatics Group PLC	7,000	213,500	(a)
Qualys Inc.	7,800	207,480	(a)
The Rubicon Project Inc.	1,954	22,920	(a)
VASCO Data Security International Inc.	1,400	26,292	(a)
		470,192
Technology Distributors—0.2%
Electro Rent Corp.	214	2,947
Insight Enterprises Inc.	834	18,873	(a)
ScanSource Inc.	853	29,505	(a)
Tech Data Corp.	729	42,909	(a)
		94,234
Technology Hardware, Storage & Peripherals—0.9%
Diebold Inc.	8,555	302,163
Electronics for Imaging Inc.	600	26,502	(a)
Super Micro Computer Inc.	1,200	35,304	(a)
		363,969

Thrifts & Mortgage Finance—0.3%
Essent Group Ltd.	1,256	26,891	(a)
Radian Group Inc.	1,793	25,568
United Financial Bancorp Inc.	1,700	21,573
Washington Federal Inc.	1,858	37,829
		111,861
Trading Companies & Distributors—0.9%
Aceto Corp.	3,400	65,688
Applied Industrial Technologies Inc.	6,689	305,353
		371,041
Trucking—1.3%
ArcBest Corp.	500	18,650
Con-way Inc.	460	21,850
Landstar System Inc.	1,400	101,066
Marten Transport Ltd.	1,828	32,557
Old Dominion Freight Line Inc.	4,443	313,853	(a)
Saia Inc.	800	39,648	(a)
		527,624

Total Common Stock (Cost $32,171,501)		39,364,908

Short-Term Investments—6.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $2,871,124)		2,871,124	(b,c)

Total Investments (Cost $35,042,625)		42,236,032

Other Assets and Liabilities, net—0.1%		34,567

NET ASSETS—100.0%		$42,270,599

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	December 2014	10	$1,096,600	$(58,128)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2014.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

GEI Income Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Bonds and Notes—99.1%†		Principal Amount	Fair Value
U.S. Treasuries—26.1%
U.S. Treasury Bonds
3.38%	05/15/44	$529,900	$547,122	(a)
4.50%	02/15/36	1,177,100	1,452,799	(a)
4.50%	05/15/38	174,000	215,135
U.S. Treasury Notes
0.50%	06/30/16	1,806,400	1,807,458	(a)
0.50%	08/31/16	64,200	64,135
0.75%	01/15/17	548,800	548,457	(a)
1.00%	09/30/16 - 09/15/17	1,323,100	1,332,018
1.63%	06/30/19	1,702,000	1,692,959	(a)
2.50%	05/15/24	756,100	756,572	(a)
			8,416,655
Agency Mortgage Backed—29.1%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	428,840	453,323	(a)
4.50%	06/01/33 - 02/01/35	10,146	10,987
5.00%	07/01/35	79,529	88,894
5.00%	06/01/41	195,728	218,457	(a)
5.50%	05/01/20	16,454	17,628
5.50%	01/01/38	97,197	108,876	(a)
6.00%	04/01/17 - 05/01/35	136,608	154,663
6.00%	04/01/29 - 11/01/37	128,907	148,447	(a)
6.50%	02/01/29	141	164
7.00%	10/01/16 - 08/01/36	47,172	53,453
7.50%	01/01/30 - 09/01/33	5,252	5,913
8.00%	11/01/30	12,223	13,893	(a)
8.25%	06/01/26	60,000	82,411	(b)
8.50%	04/01/30	7,617	9,416
Federal National Mortgage Assoc.
2.10%	04/01/37	1,083	1,087	(c)
3.00%	02/01/43 - 05/01/43	708,080	699,648
3.00%	05/01/43 - 06/01/43	1,282,750	1,268,951	(a)
3.50%	11/01/42	82,368	84,351
3.50%	02/01/43	292,550	300,862	(a)
4.00%	05/01/19 - 03/01/44	367,760	389,165
4.00%	01/01/41 - 03/01/41	345,412	364,506	(a)
4.50%	05/01/18 - 02/01/40	190,561	204,288
4.50%	11/01/40 - 04/01/41	982,063	1,062,177	(a)
5.00%	03/01/34 - 08/01/35	117,783	131,259
5.00%	06/01/41	289,045	323,208	(a)
5.50%	06/01/20 - 05/01/37	184,754	203,779
5.50%	11/01/35 - 01/01/39	279,724	312,955	(a)
6.00%	10/01/19 - 07/01/35	430,618	493,669
6.50%	07/01/17 - 08/01/34	68,685	76,415
7.00%	03/01/15 - 02/01/34	29,756	32,032
7.50%	02/01/15 - 12/01/33	34,584	37,880
8.00%	12/01/15 - 01/01/33	7,878	8,956
8.00%	08/01/25 - 11/01/25	10,941	12,710	(a)
9.00%	12/01/17 - 12/01/22	2,933	3,212
3.50%	TBA	375,000	383,291	(d)
5.00%	TBA	25,000	27,584	(d)

Government National Mortgage Assoc.
1.63%	02/20/23 - 02/20/26	7,740	7,906	(c)
3.00%	06/20/43	148,198	149,469
3.50%	05/20/43	93,652	96,969
4.00%	01/20/41 - 04/20/43	352,358	374,875
4.50%	08/15/33 - 03/20/41	279,297	304,779
6.00%	04/15/27 - 09/15/36	45,270	52,115
6.00%	04/15/33 - 05/15/33	126,333	144,996	(a)
6.50%	04/15/19 - 08/15/36	57,458	65,429
6.50%	03/15/24 - 04/15/28	19,012	21,554	(a)
7.00%	01/15/28 - 10/15/36	23,889	26,274
7.00%	04/15/28 - 10/15/28	30,809	34,617	(a)
7.50%	11/15/31	446	448
8.00%	12/15/29	812	823
8.50%	10/15/17	2,928	3,136
9.00%	11/15/16 - 12/15/21	8,826	9,403
5.00%	TBA	265,000	291,484	(d)
			9,372,787
Agency Collateralized Mortgage Obligations—0.7%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	771,378	2,266	(c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	172,707	18,592	(e)
4.50%	03/15/18	19,692	463	(e)
5.00%	10/15/18	13,225	346	(e)
5.50%	06/15/33	52,287	9,994	(e)
5.95%	07/15/39	97,177	14,764	(c,e)
6.45%	08/15/25	85,806	11,266	(c,e)
7.50%	07/15/27	3,960	723	(e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	512	475	(f,g)
8.00%	02/01/23 - 07/01/24	1,808	408	(e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	109	107	(f,g)
1.24%	12/25/42	44,797	1,860	(c,e)
5.00%	09/25/40	124,928	14,639	(e)
5.85%	07/25/38	24,572	3,356	(c,e)
7.00%	09/25/20	263	285
7.35%	05/25/18	80,751	7,212	(c,e)
8.00%	05/25/22	2	53	(e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	46,741	42,859	(f,g)
4.50%	08/25/35 - 01/25/36	61,583	9,696	(e)
5.00%	03/25/38 - 05/25/38	37,117	6,163	(e)
5.50%	12/25/33	12,672	2,496	(e)
6.00%	01/25/35	21,272	4,353	(e)
7.50%	11/25/23	10,837	1,963	(a,e)
8.00%	08/25/23 - 07/25/24	3,696	752	(e)
8.50%	07/25/22	132	22	(e)
9.00%	05/25/22	101	21	(e)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	209,665	22,290	(e)
5.00%	12/20/35 - 09/20/38	166,465	14,790	(e)
6.10%	02/20/40	216,393	38,095	(c,e)
			230,309
Asset Backed—0.1%
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	20,000	20,052

Corporate Notes—35.3%
21st Century Fox America Inc.
6.65%	11/15/37	30,000	37,604
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,236
AbbVie Inc.
1.75%	11/06/17	45,000	44,847
2.00%	11/06/18	31,000	30,522
ACCO Brands Corp.
6.75%	04/30/20	9,000	9,315
Actavis Funding SCS
1.30%	06/15/17	27,000	26,496	(h)
4.85%	06/15/44	22,000	20,669	(h)
Agrium Inc.
4.90%	06/01/43	30,000	30,443
Alcoa Inc.
5.13%	10/01/24	10,000	10,013
Altria Group Inc.
2.95%	05/02/23	23,000	21,924
4.50%	05/02/43	23,000	21,713
America Movil SAB de C.V.
5.00%	03/30/20	100,000	109,431
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	34,320
7.75%	11/15/19	9,000	10,080
American Campus Communities Operating Partnership LP
4.13%	07/01/24	32,000	32,092
American International Group Inc.
3.38%	08/15/20	16,000	16,479
American Seafoods Group LLC
10.75%	05/15/16	35,000	34,038	(h)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	44,000	44,953
3.50%	01/31/23	14,000	13,310
Amgen Inc.
2.20%	05/22/19	65,000	64,311
Anadarko Petroleum Corp.
6.20%	03/15/40	26,000	31,801
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	77,000	72,761
AP Moeller - Maersk A/S
2.55%	09/22/19	30,000	30,073	(h)
3.75%	09/22/24	30,000	30,080	(h)
Apple Inc.
2.85%	05/06/21	43,000	43,084
3.45%	05/06/24	45,000	45,447
Aramark Services Inc.
5.75%	03/15/20	60,000	61,500
Archer-Daniels-Midland Co.
4.02%	04/16/43	35,000	33,351
Arizona Public Service Co.
6.25%	08/01/16	122,000	133,692
Ascension Health
4.85%	11/15/53	36,000	40,030
AT&T Inc.
2.38%	11/27/18	22,000	22,206
4.35%	06/15/45	28,000	25,736
4.80%	06/15/44	26,000	25,617

AXIS Specialty Finance PLC
5.15%	04/01/45	25,000	25,967
Bank of America Corp.
1.70%	08/25/17	21,000	20,909
2.00%	01/11/18	92,000	91,600
2.60%	01/15/19	38,000	37,926
4.00%	04/01/24	68,000	68,709
4.10%	07/24/23	40,000	40,836
Bed Bath & Beyond Inc.
3.75%	08/01/24	21,000	20,822
4.92%	08/01/34	6,000	5,970
5.17%	08/01/44	31,000	30,354
Berkshire Hathaway Energy Co.
6.13%	04/01/36	115,000	142,317
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	55,000	55,907
3.00%	05/15/22	27,000	26,940
Berkshire Hathaway Inc.
4.50%	02/11/43	38,000	38,585
Bombardier Inc.
4.75%	04/15/19	27,000	26,933	(h)
6.00%	10/15/22	43,000	42,785	(h)
7.75%	03/15/20	52,000	56,690	(h)
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,587
3.81%	02/10/24	45,000	45,551
Brocade Communications Systems Inc.
4.63%	01/15/23	14,000	13,440
Calpine Corp.
5.75%	01/15/25	27,000	26,224
5.88%	01/15/24	32,000	33,120	(h)
Caterpillar Inc.
4.30%	05/15/44	22,000	22,351
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,203
4.35%	11/01/42	16,000	15,616
CBS Corp.
3.70%	08/15/24	34,000	33,576
4.90%	08/15/44	21,000	20,758
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.63%	02/15/24	26,000	26,065	(h)
Cequel Capital Corp.
5.13%	12/15/21	62,000	59,299	(h)
CF Industries Inc.
5.38%	03/15/44	23,000	24,069
Chesapeake Energy Corp.
3.25%	03/15/16	27,000	27,068
Citigroup Inc.
1.75%	05/01/18	47,000	46,343
5.50%	09/13/25	65,000	70,786
CMS Energy Corp.
4.88%	03/01/44	23,000	23,959
CNA Financial Corp.
5.88%	08/15/20	38,000	43,335
CNH Industrial Capital LLC
3.38%	07/15/19	45,000	42,412	(h)
3.88%	11/01/15	28,000	28,175

Cogeco Cable Inc.
4.88%	05/01/20	45,000	44,662	(h)
Comcast Corp.
4.20%	08/15/34	22,000	21,811
4.75%	03/01/44	23,000	24,265
Constellation Brands Inc.
7.25%	09/01/16	45,000	49,275
Continental Resources Inc.
4.90%	06/01/44	21,000	20,472
Corp Andina de Fomento
4.38%	06/15/22	71,000	75,880
Corporate Office Properties LP (REIT)
3.60%	05/15/23	48,000	45,908
3.70%	06/15/21	21,000	20,738
COX Communications Inc.
4.70%	12/15/42	11,000	10,609	(h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	18,000	17,010
CSX Corp.
4.50%	08/01/54	22,000	21,484
CVS Health Corp.
2.25%	08/12/19	65,000	64,340
Daimler Finance North America LLC
2.38%	08/01/18	150,000	151,830	(h)
Denbury Resources Inc.
6.38%	08/15/21	45,000	46,800
Diageo Capital PLC
1.13%	04/29/18	47,000	45,915
Diageo Investment Corp.
2.88%	05/11/22	51,000	49,997
DigitalGlobe Inc.
5.25%	02/01/21	73,000	70,080	(h)
DIRECTV Holdings LLC
4.45%	04/01/24	35,000	36,451
5.15%	03/15/42	22,000	22,245
Dollar General Corp.
1.88%	04/15/18	45,000	43,340
4.13%	07/15/17	46,000	48,042
Dominion Resources Inc.
1.95%	08/15/16	40,000	40,661
Duke Energy Corp.
3.75%	04/15/24	32,000	32,806
Eaton Corp.
2.75%	11/02/22	50,000	48,208
Ecopetrol S.A.
5.88%	05/28/45	11,000	11,138
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	20,000	19,869
Electricite de France S.A.
2.15%	01/22/19	91,000	90,746	(h)
Enbridge Inc.
4.50%	06/10/44	22,000	21,421
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	17,000	16,235	(h)
Energy Transfer Equity LP
5.88%	01/15/24	44,000	44,550
Energy Transfer Partners LP
6.50%	02/01/42	42,000	47,824

Ensco PLC
4.50%	10/01/24	47,000	47,158
5.75%	10/01/44	25,000	25,344
ERP Operating LP
4.50%	07/01/44	26,000	25,603
European Investment Bank
0.88%	12/15/14	100,000	100,143
4.88%	01/17/17	75,000	81,772
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	11,000	10,938
Exelon Corp.
4.90%	06/15/15	70,000	72,044
Express Scripts Holding Co.
2.25%	06/15/19	86,000	84,795
Florida Power & Light Co.
4.13%	02/01/42	31,000	31,155
Forest Laboratories Inc.
5.00%	12/15/21	43,000	45,962	(h)
Freeport-McMoRan Inc.
5.45%	03/15/43	21,000	21,412
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	30,000	31,650	(h)
Frontier Communications Corp.
7.13%	03/15/19	52,000	56,160
General Motors Co.
4.88%	10/02/23	16,000	16,920
General Motors Financial Company Inc.
2.63%	07/10/17	18,000	18,082
3.00%	09/25/17	26,000	26,260
3.50%	07/10/19	18,000	18,135
4.38%	09/25/21	43,000	43,967
Gilead Sciences Inc.
4.80%	04/01/44	34,000	35,733
Glencore Funding LLC
2.50%	01/15/19	29,000	28,389	(h)
4.13%	05/30/23	43,000	42,557	(h)
4.63%	04/29/24	46,000	46,363	(h)
HCA Inc.
4.75%	05/01/23	72,000	70,380
6.50%	02/15/20	45,000	49,162
Hewlett-Packard Co.
2.75%	01/14/19	92,000	93,440
Hexion US Finance Corp.
6.63%	04/15/20	41,000	41,205
Hughes Satellite Systems Corp.
6.50%	06/15/19	19,000	20,188
Humana Inc.
3.85%	10/01/24	45,000	44,970
Huntsman International LLC
4.88%	11/15/20	46,000	45,310
Hyundai Capital America
2.13%	10/02/17	23,000	23,279	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	45,000	45,733
Ingles Markets Inc.
5.75%	06/15/23	54,000	54,270
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	43,000	41,065

Invesco Finance PLC
3.13%	11/30/22	67,000	66,129
Iron Mountain Inc.
6.00%	08/15/23	44,000	45,100
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,959	(h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	25,000	24,000	(h)
Jefferies Group Inc.
5.13%	01/20/23	15,000	15,943
6.50%	01/20/43	16,000	17,680
John Deere Capital Corp.
3.35%	06/12/24	43,000	43,290
Johnson Controls Inc.
4.63%	07/02/44	22,000	21,479
JPMorgan Chase & Co.
3.88%	09/10/24	68,000	66,663
5.00%	12/29/49	32,000	31,194	(c)
6.10%	10/29/49	55,000	54,381	(c)
KB Home
7.00%	12/15/21	44,000	45,870
Kerr-McGee Corp.
6.95%	07/01/24	14,000	17,617
KFW
2.00%	10/04/22	90,000	86,806
4.50%	07/16/18	85,000	94,190
Kilroy Realty LP
4.25%	08/15/29	22,000	21,741
Kinder Morgan Energy Partners LP
3.50%	09/01/23	39,000	37,035
5.50%	03/01/44	23,000	23,051
Kinder Morgan Inc.
5.63%	11/15/23	61,000	64,812	(h)
Kinross Gold Corp.
5.95%	03/15/24	23,000	23,395	(h)
6.88%	09/01/41	9,000	9,188
Korea National Oil Corp.
2.88%	11/09/15	100,000	101,968	(h)
L Brands Inc.
5.63%	02/15/22	44,000	45,870
L-3 Communications Corp.
1.50%	05/28/17	30,000	29,780
3.95%	05/28/24	16,000	15,875
Lamar Media Corp.
5.00%	05/01/23	44,000	42,350
Land O’ Lakes Inc.
6.00%	11/15/22	13,000	13,893	(h)
Liberty Mutual Group Inc.
4.25%	06/15/23	48,000	49,057	(h)
Linn Energy LLC
6.25%	11/01/19	24,000	23,430
Macquarie Bank Ltd.
2.60%	06/24/19	86,000	85,930	(h)
Marathon Petroleum Corp.
3.63%	09/15/24	45,000	44,049
4.75%	09/15/44	33,000	31,679
Marsh & McLennan Companies Inc.
3.50%	03/10/25	45,000	44,253

Mattel Inc.
2.35%	05/06/19	67,000	66,644
MEG Energy Corp.
6.50%	03/15/21	26,000	26,650	(h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	19,333
Metlife Inc.
4.72%	12/15/44	18,000	18,169
Monsanto Co.
3.38%	07/15/24	21,000	20,890
4.70%	07/15/64	12,000	11,944
Morgan Stanley
2.13%	04/25/18	45,000	44,995
2.38%	07/23/19	66,000	64,956
4.10%	05/22/23	52,000	51,856
4.35%	09/08/26	35,000	34,399
4.75%	03/22/17	32,000	34,388
4.88%	11/01/22	49,000	51,768
5.00%	11/24/25	29,000	30,328
Motorola Solutions Inc.
4.00%	09/01/24	43,000	41,973
Mylan Inc.
5.40%	11/29/43	22,000	23,316
7.88%	07/15/20	70,000	76,355	(h)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	103,763	(h)
National Retail Properties Inc.
3.90%	06/15/24	36,000	36,090
NCL Corporation Ltd.
5.00%	02/15/18	26,000	26,260
Newfield Exploration Co.
5.63%	07/01/24	22,000	23,540
5.75%	01/30/22	60,000	64,350
Newmont Mining Corp.
4.88%	03/15/42	17,000	14,332
Nexen Energy ULC
6.40%	05/15/37	25,000	30,465
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	78,000	79,384
Northeast Utilities
1.45%	05/01/18	46,000	45,268
Omnicom Group Inc.
3.63%	05/01/22	23,000	23,338
Oracle Corp.
2.25%	10/08/19	87,000	86,640
3.63%	07/15/23	8,000	8,210
4.50%	07/08/44	21,000	21,259
Owens & Minor Inc.
3.88%	09/15/21	45,000	45,055
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	67,504
PacifiCorp
6.25%	10/15/37	12,000	15,579
Petrobras International Finance Co.
3.50%	02/06/17	50,000	50,869
3.88%	01/27/16	25,000	25,588
Petroleos Mexicanos
3.50%	01/30/23	21,000	20,118

Philip Morris International Inc.
4.13%	03/04/43	24,000	22,659
Pitney Bowes Inc.
4.63%	03/15/24	43,000	43,587
Plains Exploration & Production Co.
6.50%	11/15/20	16,000	17,522
Prudential Financial Inc.
5.63%	06/15/43	16,000	16,675	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	65,454
Range Resources Corp.
5.75%	06/01/21	37,000	38,850
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	33,000	32,505
Revlon Consumer Products Corp.
5.75%	02/15/21	59,000	57,820
Rowan Companies Inc.
4.75%	01/15/24	32,000	32,168
5.85%	01/15/44	9,000	8,858
Royal Bank of Canada
1.20%	09/19/18	81,000	80,569
RSI Home Products Inc.
6.88%	03/01/18	46,000	47,955	(h)
Ryder System Inc.
2.45%	09/03/19	54,000	53,697
Seagate HDD Cayman
4.75%	01/01/25	33,000	32,835	(h)
Shell International Finance BV
3.40%	08/12/23	69,000	70,120
Spectra Energy Partners LP
4.75%	03/15/24	43,000	46,121
Sprint Corp.
7.25%	09/15/21	25,000	26,031	(h)
Statoil ASA
3.70%	03/01/24	44,000	45,601
4.80%	11/08/43	23,000	24,921
Steel Dynamics Inc.
5.13%	10/01/21	26,000	26,390	(h)
Sysco Corp.
2.35%	10/02/19	45,000	45,001	(d)
3.50%	10/02/24	30,000	30,082	(d)
4.35%	10/02/34	20,000	20,291	(d)
Talisman Energy Inc.
6.25%	02/01/38	20,000	22,312
Tampa Electric Co.
4.35%	05/15/44	22,000	22,632
Target Corp.
3.50%	07/01/24	50,000	50,048
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	45,000	45,861	(h)
Teck Resources Ltd.
3.75%	02/01/23	42,000	39,530
5.40%	02/01/43	23,000	21,412
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	16,873
6.00%	10/01/20	44,000	46,530
Textron Inc.
6.20%	03/15/15	40,000	41,008

The Allstate Corp.
5.75%	08/15/53	25,000	26,625	(c)
The Dow Chemical Co.
3.50%	10/01/24	90,000	87,786
4.25%	10/01/34	50,000	48,143
The Goldman Sachs Group Inc.
2.38%	01/22/18	58,000	58,602
2.63%	01/31/19	18,000	17,954
2.90%	07/19/18	32,000	32,778
4.00%	03/03/24	5,000	5,036
4.80%	07/08/44	26,000	26,144
The Korea Development Bank
3.25%	03/09/16	100,000	102,992
The Potomac Edison Co.
5.35%	11/15/14	95,000	95,557
The Southern Co.
2.45%	09/01/18	55,000	55,944
The Timken Co.
3.88%	09/01/24	33,000	32,484	(h)
The Williams Companies Inc.
4.55%	06/24/24	14,000	13,850
5.75%	06/24/44	22,000	21,616
8.75%	03/15/32	17,000	21,573
Time Inc.
5.75%	04/15/22	27,000	25,853	(h)
Time Warner Cable Inc.
5.88%	11/15/40	30,000	35,298
6.55%	05/01/37	13,000	16,400
Time Warner Inc.
5.35%	12/15/43	33,000	35,538
Tops Holding Corp.
8.88%	12/15/17	29,000	30,233
Tyco Electronics Group S.A.
2.35%	08/01/19	43,000	42,906
Tyson Foods Inc.
2.65%	08/15/19	22,000	22,041
3.95%	08/15/24	14,000	14,025
5.15%	08/15/44	14,000	14,487
U.S. Bancorp
3.44%	02/01/16	76,000	78,513
Ultra Petroleum Corp.
6.13%	10/01/24	17,000	16,235	(h)
Unit Corp.
6.63%	05/15/21	47,000	47,117
United Rentals North America Inc.
5.75%	07/15/18	46,000	47,955
6.13%	06/15/23	17,000	17,468
Vail Resorts Inc.
6.50%	05/01/19	34,000	35,573
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	15,000	15,413	(h)
6.75%	08/15/18	34,000	35,870	(h)
Verizon Communications Inc.
1.35%	06/09/17	108,000	107,451
5.05%	03/15/34	14,000	14,833
5.15%	09/15/23	52,000	57,583
6.55%	09/15/43	25,000	31,235

Viasystems Inc.
7.88%	05/01/19	28,000	29,330	(h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	200,000	198,362	(h)
Wal-Mart Stores Inc.
3.30%	04/22/24	36,000	36,410
4.30%	04/22/44	45,000	45,266
Weatherford International Ltd.
5.95%	04/15/42	25,000	26,853
6.75%	09/15/40	12,000	14,052
WellPoint Inc.
3.30%	01/15/23	45,000	44,491
Wells Fargo & Co.
4.10%	06/03/26	50,000	49,824
5.90%	12/29/49	29,000	29,544	(c)
Windstream Corp.
6.38%	08/01/23	47,000	45,355
WPP Finance 2010
3.75%	09/19/24	45,000	44,382
WPX Energy Inc.
5.25%	01/15/17	46,000	47,840
Xilinx Inc.
2.13%	03/15/19	23,000	22,858
XLIT Ltd.
5.25%	12/15/43	22,000	24,192
Yamana Gold Inc.
4.95%	07/15/24	34,000	33,846	(h)
			11,397,384
Non-Agency Collateralized Mortgage Obligations—6.6%
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	70,822	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	21,543
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	105,088	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	23,409	25,707	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	30,000	33,503	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	40,000	40,556	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	54,677	56,293	(c)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	17,357	17,900	(c,h)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	50,484	50,737	(c)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	25,000	26,398	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	55,736	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	44,000	39,426	(c,h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	30,000	30,370	(c)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	26,738	(c)

COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	205,000	184,949	(c,h)
4.88%	08/10/47	20,000	20,324	(c)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	75,000	78,634	(c)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.22%	10/25/35	28,803	—	(**,c,i)
GS Mortgage Securities Trust 2009-GC47
4.53%	09/10/47	78,000	69,774
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	60,000	61,881
5.47%	08/10/44	20,000	22,148	(c,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	25,000	26,238
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	69,128	69,886	(c)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	13,462	13,494	(c)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	116,027	124,981
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	15,000	15,594	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	20,000	21,276	(c)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	20,000	20,688	(c)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	70,000	72,536
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	19,312	20,551	(c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	60,000	65,647	(h)
6.11%	07/15/40	50,000	54,689	(c)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	25,756	1,924	(e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	80,298	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	42,000	41,472	(c)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	75,000	75,518	(c)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	50,000	47,000	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	40,000	41,631	(c)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	30,000	31,986	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	50,000	55,254	(c)
Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	45,000	50,470	(c)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	26,221
5.30%	12/15/46	20,000	19,744	(c,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	30,000	31,650	(c)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	25,640	21,569	(c,h)

WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	61,148	(c)
			2,129,992
Sovereign Bonds—0.3%
Government of Chile
3.63%	10/30/42	18,000	15,795
Government of Mexico
4.00%	10/02/23	22,000	22,737
4.75%	03/08/44	42,000	41,685
			80,217
Municipal Bonds and Notes—0.9%
American Municipal Power Inc.
6.27%	02/15/50	25,000	30,678
Denver City & County School District No 1
4.24%	12/15/37	40,000	38,830
Municipal Electric Authority of Georgia
6.64%	04/01/57	48,000	60,199
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,706
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	59,816
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	39,486
State of California
5.70%	11/01/21	40,000	47,086
			292,801
FNMA—0.0% *
Lehman TBA
5.50%	TBA	83,122	—	(**,i,j)
Total Bonds and Notes (Cost $31,533,063)			31,940,197

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $34,875)		1,395	35,754

Total Investments in Securities (Cost $31,567,938)			31,975,951

Short-Term Investments—3.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $1,006,077)			1,006,077	(a,g,k)

Total Investments (Cost $32,574,015)			32,982,028

Liabilities in Excess of Other Assets, net—(2.3)%			(729,753)

NET ASSETS—100.0%			$32,252,275

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
2 Yr. U.S. Treasury Notes Futures	December 2014	16	$3,501,500	$(458)

The Fund had the following short futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2014	6	$(709,547)	$(1,209)
U.S. Long Bond Futures	December 2014	15	(2,068,594)	(2,409)
Ultra Long-Term U.S. Treasury Bond Futures	December 2014	2	(305,000)	(2,099)
10 Yr. U.S. Treasury Notes Futures	December 2014	6	(747,843)	3,548

				$(2,169)

				$(2,627)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Step coupon bond.

(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to $2,623,474 or 8.13% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(j)	Security is in default.

(k)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

GEI Total Return Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Domestic Equity—38.9%†	Number of Shares	Fair Value
Common Stock—38.9%
Advertising—0.1%
Harte-Hanks Inc.	1,670	$10,638
Lamar Advertising Co., Class A	2,232	109,926
MDC Partners Inc., Class A	1,478	28,363
National CineMedia Inc.	2,102	30,500
Omnicom Group Inc.	14,580	1,003,979
ReachLocal Inc.	487	1,758	(a)
Sizmek Inc.	734	5,681	(a)
The Interpublic Group of Companies Inc.	24,588	450,452
		1,641,297
Aerospace & Defense—1.0%
AAR Corp.	1,363	32,916
Aerovironment Inc.	654	19,666	(a)
Alliant Techsystems Inc.	891	113,727
American Science & Engineering Inc.	266	14,731
Astronics Corp.	541	25,795	(a)
Astronics Corp., Class B	108	5,140	(a)
B/E Aerospace Inc.	2,937	246,532	(a)
Cubic Corp.	704	32,947
Curtiss-Wright Corp.	1,638	107,977
DigitalGlobe Inc.	2,564	73,074	(a)
Ducommun Inc.	342	9,374	(a)
Engility Holdings Inc.	603	18,796	(a)
Erickson Inc.	197	2,559	(a)
Esterline Technologies Corp.	1,980	220,315	(a)
Exelis Inc.	5,253	86,885
GenCorp Inc.	2,065	32,978	(a)
General Dynamics Corp.	18,438	2,343,285
HEICO Corp.	2,262	105,635
Honeywell International Inc.	45,450	4,232,304
Huntington Ingalls Industries Inc.	1,351	140,788
Kratos Defense & Security Solutions Inc.	1,573	10,319	(a)
L-3 Communications Holdings Inc.	5,005	595,195
LMI Aerospace Inc.	375	4,800	(a)
Lockheed Martin Corp.	15,667	2,863,614
Moog Inc., Class A	1,508	103,147	(a)
National Presto Industries Inc.	162	9,835
Northrop Grumman Corp.	12,072	1,590,607
Orbital Sciences Corp.	2,052	57,046	(a)
Precision Castparts Corp.	8,330	1,973,210
Raytheon Co.	18,038	1,833,022
Rockwell Collins Inc.	7,864	617,324
SIFCO Industries Inc.	83	2,498
Sparton Corp.	362	8,923	(a)
Taser International Inc.	1,821	28,116	(a)
Teledyne Technologies Inc.	1,281	120,427	(a)
Textron Inc.	16,201	583,074
The Boeing Co.	38,896	4,954,572
The KEYW Holding Corp.	1,108	12,266	(a)
Triumph Group Inc.	1,430	93,021
United Technologies Corp.	49,398	5,216,429
Vectrus Inc.	292	5,699	(a)
		28,548,568

Agricultural & Farm Machinery—0.1%
AGCO Corp.	2,380	108,195
Deere & Co.	20,808	1,706,048
Lindsay Corp.	443	33,114
Titan International Inc.	1,522	17,990
		1,865,347
Agricultural Products—0.1%
Alico Inc.	112	4,267
Archer-Daniels-Midland Co.	37,475	1,914,973
Darling Ingredients Inc.	5,595	102,500	(a)
Fresh Del Monte Produce Inc.	1,245	39,716
Ingredion Inc.	2,080	157,643
Limoneira Co.	381	9,026
		2,228,125
Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	1,842	13,410	(a)
Atlas Air Worldwide Holdings Inc.	872	28,793	(a)
CH Robinson Worldwide Inc.	8,540	566,373
Echo Global Logistics Inc.	802	18,887	(a)
Expeditors International of Washington Inc.	11,327	459,650
FedEx Corp.	15,410	2,487,944
Forward Air Corp.	1,070	47,968
Hub Group Inc., Class A	1,237	50,136	(a)
Park-Ohio Holdings Corp.	307	14,693
United Parcel Service Inc., Class B	40,835	4,013,672
UTi Worldwide Inc.	3,164	33,633	(a)
XPO Logistics Inc.	1,776	66,902	(a)
		7,802,061
Airlines—0.1%
Alaska Air Group Inc.	3,762	163,798
Allegiant Travel Co.	467	57,749
Delta Air Lines Inc.	48,939	1,769,145
Hawaiian Holdings Inc.	1,560	20,982	(a)
JetBlue Airways Corp.	15,299	162,475	(a)
Republic Airways Holdings Inc.	1,716	19,065	(a)
SkyWest Inc.	1,763	13,716
Southwest Airlines Co.	39,775	1,343,202
		3,550,132
Airport Services—0.0% *
Wesco Aircraft Holdings Inc.	1,800	31,320	(a)
Alternative Carriers—0.0% *
8x8 Inc.	3,068	20,494	(a)
Cogent Communications Holdings Inc.	1,570	52,768
Globalstar Inc.	9,449	34,583	(a)
inContact Inc.	2,084	18,120	(a)
Inteliquent Inc.	1,097	13,658
Iridium Communications Inc.	2,752	24,355	(a)
Lumos Networks Corp.	654	10,628
magicJack VocalTec Ltd.	619	6,097	(a)
ORBCOMM Inc.	1,535	8,826	(a)
Premiere Global Services Inc.	1,672	20,014	(a)
tw telecom Inc.	3,850	160,198	(a)
Vonage Holdings Corp.	5,995	19,664	(a)
		389,405
Aluminum—0.0% *
Alcoa Inc.	68,346	1,099,687
Century Aluminum Co.	1,734	45,032	(a)
Kaiser Aluminum Corp.	620	47,256
Noranda Aluminum Holding Corp.	1,580	7,142
		1,199,117

Apparel Retail—0.2%
Abercrombie & Fitch Co., Class A	1,990	72,317
Aeropostale Inc.	2,731	8,985	(a)
American Eagle Outfitters Inc.	11,472	166,573
ANN Inc.	2,859	117,591	(a)
Ascena Retail Group Inc.	3,651	48,558	(a)
bebe stores Inc.	1,010	2,343
Brown Shoe Company Inc.	1,493	40,505
Chico’s FAS Inc.	4,247	62,728
Christopher & Banks Corp.	1,286	12,718	(a)
Citi Trends Inc.	520	11,492	(a)
Destination Maternity Corp.	445	6,871
Destination XL Group Inc.	1,280	6,042	(a)
Express Inc.	2,908	45,394	(a)
Foot Locker Inc.	4,008	223,045
Francesca’s Holdings Corp.	1,462	20,366	(a)
Genesco Inc.	813	60,772	(a)
Guess? Inc.	3,893	85,529
L Brands Inc.	14,233	953,326
New York & Company Inc.	1,108	3,357	(a)
Pacific Sunwear of California Inc.	1,667	3,001	(a)
Ross Stores Inc.	12,181	920,640
Shoe Carnival Inc.	516	9,190
Stage Stores Inc.	1,097	18,770
Stein Mart Inc.	917	10,591
The Buckle Inc.	951	43,166
The Cato Corp., Class A	916	31,565
The Children’s Place Inc.	761	36,269
The Finish Line Inc., Class A	1,628	40,749
The Gap Inc.	15,924	663,872
The Men’s Wearhouse Inc.	1,631	77,016
The TJX Companies Inc.	40,228	2,380,291
Tilly’s Inc., Class A	410	3,083	(a)
Urban Outfitters Inc.	5,917	217,154	(a)
Zumiez Inc.	718	20,176	(a)
		6,424,045
Apparel, Accessories & Luxury Goods—0.2%
Carter’s Inc.	1,488	115,350
Coach Inc.	15,913	566,662
Columbia Sportswear Co.	936	33,490
Fossil Group Inc.	2,703	253,812	(a)
G-III Apparel Group Ltd.	650	53,859	(a)
Hanesbrands Inc.	2,779	298,576
Iconix Brand Group Inc.	1,549	57,220	(a)
Kate Spade & Co.	3,539	92,828	(a)
Movado Group Inc.	636	21,026
Oxford Industries Inc.	499	30,434
Perry Ellis International Inc.	400	8,140	(a)
PVH Corp.	4,775	578,491
Quiksilver Inc.	4,713	8,106	(a)
Ralph Lauren Corp.	3,528	581,167
Sequential Brands Group Inc.	576	7,200	(a)
Tumi Holdings Inc.	1,691	34,412	(a)
Under Armour Inc., Class A	9,670	668,197	(a)
Vera Bradley Inc.	730	15,096	(a)
VF Corp.	20,056	1,324,298
Vince Holding Corp.	381	11,529	(a)
		4,759,893

Application Software—0.4%
ACI Worldwide Inc.	7,057	132,389	(a)
Actuate Corp., Class A	1,596	6,224	(a)
Adobe Systems Inc.	27,443	1,898,781	(a)
Advent Software Inc.	3,008	94,932
American Software Inc., Class A	890	7,850
ANSYS Inc.	2,567	194,245	(a)
Aspen Technology Inc.	3,134	118,214	(a)
Autodesk Inc.	13,225	728,698	(a)
Blackbaud Inc.	1,561	61,332
Bottomline Technologies Inc.	1,345	37,109	(a)
BroadSoft Inc.	969	20,388	(a)
Cadence Design Systems Inc.	8,088	139,195	(a)
Callidus Software Inc.	1,581	19,004	(a)
CDK Global Inc.	4,461	136,462	(a)
Citrix Systems Inc.	9,580	683,437	(a)
Compuware Corp.	13,570	143,978
Comverse Inc.	782	17,462	(a)
Concur Technologies Inc.	1,336	169,432	(a)
Digimarc Corp.	217	4,494
Ebix Inc.	1,056	14,974
Ellie Mae Inc.	951	31,003	(a)
EnerNOC Inc.	946	16,044	(a)
EPIQ Systems Inc.	1,070	18,789
ePlus Inc.	178	9,977	(a)
FactSet Research Systems Inc.	1,091	132,589
Fair Isaac Corp.	1,992	109,759
Guidance Software Inc.	654	4,401	(a)
Guidewire Software Inc.	2,307	102,292	(a)
Informatica Corp.	3,073	105,220	(a)
Interactive Intelligence Group Inc.	578	24,160	(a)
Intuit Inc.	16,476	1,444,121
Jive Software Inc.	1,515	8,832	(a)
Kofax Ltd.	2,557	19,791	(a)
Manhattan Associates Inc.	2,568	85,823	(a)
Mentor Graphics Corp.	5,955	122,048
MicroStrategy Inc., Class A	306	40,037	(a)
MobileIron Inc.	355	3,955	(a)
Model N Inc.	658	6,488	(a)
Monotype Imaging Holdings Inc.	1,359	38,487
NetScout Systems Inc.	1,235	56,563	(a)
Park City Group Inc.	323	3,185	(a)
Paycom Software Inc.	221	3,660	(a)
Pegasystems Inc.	1,203	22,989
PROS Holdings Inc.	809	20,387	(a)
PTC Inc.	3,261	120,331	(a)
QAD Inc., Class A	164	3,054
Qlik Technologies Inc.	3,035	82,066	(a)
RealPage Inc.	1,784	27,652	(a)
Salesforce.com Inc.	33,434	1,923,458	(a)
Seachange International Inc.	1,197	8,331	(a)
Silver Spring Networks Inc.	1,203	11,609	(a)
SolarWinds Inc.	1,837	77,246	(a)
Solera Holdings Inc.	1,906	107,422
SS&C Technologies Holdings Inc.	2,315	101,605	(a)
Synchronoss Technologies Inc.	1,191	54,524	(a)
Synopsys Inc.	4,346	172,514	(a)
Tangoe Inc.	1,329	18,008	(a)

Telenav Inc.	919	6,157	(a)
The Ultimate Software Group Inc.	1,753	248,067	(a)
TIBCO Software Inc.	4,239	100,168	(a)
TiVo Inc.	3,955	50,604	(a)
Tyler Technologies Inc.	1,124	99,362	(a)
Verint Systems Inc.	2,030	112,888	(a)
VirnetX Holding Corp.	1,462	8,772	(a)
Vringo Inc.	2,628	2,484	(a)
Zendesk Inc.	391	8,442	(a)
		10,403,964
Asset Management & Custody Banks—0.5%
Actua Corp.	1,416	22,684	(a)
Affiliated Managers Group Inc.	3,233	647,764	(a)
Ameriprise Financial Inc.	10,868	1,340,894
Arlington Asset Investment Corp., Class A	730	18,549
BlackRock Inc.	7,261	2,383,932
Calamos Asset Management Inc., Class A	604	6,807
CIFC Corp.	156	1,412
Cohen & Steers Inc.	663	25,486
CorEnergy Infrastructure Trust Inc.	1,068	7,989
Diamond Hill Investment Group Inc.	96	11,813
Eaton Vance Corp.	3,311	124,924
Federated Investors Inc., Class B	2,662	78,156
Financial Engines Inc.	1,774	60,697
Franklin Resources Inc.	22,869	1,248,876
GAMCO Investors Inc., Class A	220	15,563
Invesco Ltd.	25,112	991,422
Janus Capital Group Inc.	9,169	133,317
Legg Mason Inc.	5,966	305,221
Manning & Napier Inc.	504	8,462
Northern Trust Corp.	12,828	872,689
Pzena Investment Management Inc., Class A	399	3,810
Safeguard Scientifics Inc.	742	13,653	(a)
SEI Investments Co.	3,649	131,948
Silvercrest Asset Management Group Inc., Class A	186	2,533
State Street Corp.	24,587	1,809,849	(b)
T Rowe Price Group Inc.	15,312	1,200,461
The Bank of New York Mellon Corp.	65,693	2,544,290
Virtus Investment Partners Inc.	242	42,035
Waddell & Reed Financial Inc., Class A	2,361	122,040
Walter Investment Management Corp.	1,304	28,623	(a)
Westwood Holdings Group Inc.	254	14,399
WisdomTree Investments Inc.	3,705	42,163	(a)
		14,262,461
Auto Parts & Equipment—0.1%
American Axle & Manufacturing Holdings Inc.	2,324	38,974	(a)
BorgWarner Inc.	13,269	698,082
Cooper-Standard Holding Inc.	469	29,266	(a)
Dana Holding Corp.	5,311	101,812
Delphi Automotive PLC	17,407	1,067,745
Dorman Products Inc.	930	37,256	(a)
Drew Industries Inc.	820	34,596
Federal-Mogul Holdings Corp.	987	14,677	(a)
Fox Factory Holding Corp.	379	5,875	(a)
Fuel Systems Solutions Inc.	482	4,295	(a)
Gentex Corp.	4,078	109,168
Gentherm Inc.	1,196	50,507	(a)
Johnson Controls Inc.	38,682	1,702,008

Modine Manufacturing Co.	1,651	19,597	(a)
Motorcar Parts of America Inc.	595	16,190	(a)
Remy International Inc.	478	9,813
Shiloh Industries Inc.	282	4,797	(a)
Spartan Motors Inc.	1,287	6,010
Standard Motor Products Inc.	684	23,550
Stoneridge Inc.	952	10,729	(a)
Strattec Security Corp.	117	9,518
Superior Industries International Inc.	829	14,532
Tenneco Inc.	2,069	108,229	(a)
Tower International Inc.	707	17,809	(a)
		4,135,035
Automobile Manufacturers—0.2%
Ford Motor Co.	225,158	3,330,087
General Motors Co.	78,278	2,500,199
Thor Industries Inc.	1,293	66,590
Winnebago Industries Inc.	943	20,529	(a)
		5,917,405
Automotive Retail—0.1%
Advance Auto Parts Inc.	2,035	265,160
America’s Car-Mart Inc.	276	10,927	(a)
Asbury Automotive Group Inc.	1,029	66,288	(a)
AutoNation Inc.	4,558	229,313	(a)
AutoZone Inc.	1,893	964,786	(a)
CarMax Inc.	12,698	589,822	(a)
CST Brands Inc.	2,096	75,351
Group 1 Automotive Inc.	817	59,404
Lithia Motors Inc., Class A	772	58,433
Monro Muffler Brake Inc.	1,058	51,345
Murphy USA Inc.	1,199	63,619	(a)
O’Reilly Automotive Inc.	6,025	905,919	(a)
Sonic Automotive Inc., Class A	1,356	33,236
The Pep Boys-Manny Moe & Jack	1,801	16,047	(a)
		3,389,650
Biotechnology—1.1%
ACADIA Pharmaceuticals Inc.	2,661	65,886	(a)
Acceleron Pharma Inc.	566	17,116	(a)
Achillion Pharmaceuticals Inc.	3,346	33,393	(a)
Acorda Therapeutics Inc.	1,396	47,296	(a)
Actinium Pharmaceuticals Inc.	669	4,482	(a)
Adamas Pharmaceuticals Inc.	96	1,788	(a)
Aegerion Pharmaceuticals Inc.	1,017	33,947	(a)
Agenus Inc.	2,138	6,649	(a)
Agios Pharmaceuticals Inc.	467	28,650	(a)
Akebia Therapeutics Inc.	268	5,931	(a)
Alder Biopharmaceuticals Inc.	273	3,462	(a)
Alexion Pharmaceuticals Inc.	11,479	1,903,448	(a)
AMAG Pharmaceuticals Inc.	744	23,741	(a)
Amgen Inc.	44,105	6,194,988
Anacor Pharmaceuticals Inc.	1,133	27,725	(a)
Applied Genetic Technologies Corp.	166	3,089	(a)
Ardelyx Inc.	109	1,549	(a)
Arena Pharmaceuticals Inc.	7,544	31,609	(a)
ARIAD Pharmaceuticals Inc.	5,675	30,645	(a)
Array BioPharma Inc.	4,283	15,290	(a)
Arrowhead Research Corp.	1,787	26,394	(a)
Auspex Pharmaceuticals Inc.	299	7,675	(a)
Avalanche Biotechnologies Inc.	209	7,146	(a)

BioCryst Pharmaceuticals Inc.	2,413	23,599	(a)
Biogen Idec Inc.	13,710	4,535,405	(a)
BioSpecifics Technologies Corp.	121	4,271	(a)
Biotime Inc.	1,868	5,866	(a)
Bluebird Bio Inc.	727	26,085	(a)
Cara Therapeutics Inc.	205	1,720	(a)
Celgene Corp.	46,414	4,399,119	(a)
Celldex Therapeutics Inc.	3,083	39,956	(a)
Cellular Dynamics International Inc.	328	2,306	(a)
Cepheid	2,366	104,175	(a)
ChemoCentryx Inc.	915	4,117	(a)
Chimerix Inc.	926	25,576	(a)
Clovis Oncology Inc.	850	38,556	(a)
CTI BioPharma Corp.	4,732	11,451	(a)
Cubist Pharmaceuticals Inc.	2,112	140,110	(a)
Cytokinetics Inc.	1,148	4,041	(a)
Cytori Therapeutics Inc.	2,227	1,505	(a)
CytRx Corp.	1,918	4,872	(a)
Dendreon Corp.	5,323	7,665	(a)
Dicerna Pharmaceuticals Inc.	134	1,706	(a)
Durata Therapeutics Inc.	514	6,518	(a)
Dyax Corp.	4,580	46,350	(a)
Dynavax Technologies Corp.	9,108	13,024	(a)
Eleven Biotherapeutics Inc.	178	1,983	(a)
Emergent Biosolutions Inc.	1,012	21,566	(a)
Enanta Pharmaceuticals Inc.	355	14,047	(a)
Epizyme Inc.	439	11,901	(a)
Esperion Therapeutics Inc.	144	3,522	(a)
Exact Sciences Corp.	2,798	54,225	(a)
Exelixis Inc.	6,733	10,301	(a)
Five Prime Therapeutics Inc.	590	6,921	(a)
Flexion Therapeutics Inc.	178	3,250	(a)
Foundation Medicine Inc.	480	9,101	(a)
Galectin Therapeutics Inc.	617	3,104	(a)
Galena Biopharma Inc.	4,019	8,279	(a)
Genocea Biosciences Inc.	153	1,385	(a)
Genomic Health Inc.	530	15,004	(a)
Geron Corp.	5,377	10,754	(a)
Gilead Sciences Inc.	87,758	9,341,839	(a)
Halozyme Therapeutics Inc.	3,560	32,396	(a)
Heron Therapeutics Inc.	774	6,447	(a)
Hyperion Therapeutics Inc.	467	11,778	(a)
Idera Pharmaceuticals Inc.	2,066	4,731	(a)
Immune Design Corp.	158	2,790	(a)
ImmunoGen Inc.	2,916	30,880	(a)
Immunomedics Inc.	2,819	10,487	(a)
Infinity Pharmaceuticals Inc.	1,589	21,324	(a)
Inovio Pharmaceuticals Inc.	2,071	20,399	(a)
Insmed Inc.	1,648	21,506	(a)
Insys Therapeutics Inc.	344	13,340	(a)
Intrexon Corp.	1,226	22,779	(a)
Ironwood Pharmaceuticals Inc.	4,116	53,323	(a)
Isis Pharmaceuticals Inc.	4,008	155,631	(a)
Karyopharm Therapeutics Inc.	455	15,898	(a)
Keryx Biopharmaceuticals Inc.	3,124	42,955	(a)
Kindred Biosciences Inc.	374	3,460	(a)
Kite Pharma Inc.	269	7,666	(a)
KYTHERA Biopharmaceuticals Inc.	599	19,623	(a)

Lexicon Pharmaceuticals Inc.	8,160	11,506	(a)
Ligand Pharmaceuticals Inc., Class B	714	33,551	(a)
Loxo Oncology Inc.	85	1,116	(a)
MacroGenics Inc.	686	14,337	(a)
MannKind Corp.	7,858	46,441	(a)
Merrimack Pharmaceuticals Inc.	3,336	29,290	(a)
MiMedx Group Inc.	3,219	22,951	(a)
Mirati Therapeutics Inc.	243	4,255	(a)
Momenta Pharmaceuticals Inc.	1,549	17,566	(a)
NanoViricides Inc.	1,370	4,110	(a)
Navidea Biopharmaceuticals Inc.	5,283	6,974	(a)
NeoStem Inc.	807	4,463	(a)
Neuralstem Inc.	2,358	7,734	(a)
Neurocrine Biosciences Inc.	2,536	39,739	(a)
NewLink Genetics Corp.	682	14,608	(a)
Northwest Biotherapeutics Inc.	1,221	6,142	(a)
Novavax Inc.	7,980	33,277	(a)
NPS Pharmaceuticals Inc.	3,620	94,120	(a)
Ohr Pharmaceutical Inc.	717	5,198	(a)
OncoMed Pharmaceuticals Inc.	433	8,197	(a)
Oncothyreon Inc.	2,407	4,621	(a)
Ophthotech Corp.	478	18,609	(a)
Opko Health Inc.	6,736	57,323	(a)
Orexigen Therapeutics Inc.	4,186	17,832	(a)
Organovo Holdings Inc.	2,145	13,664	(a)
Osiris Therapeutics Inc.	642	8,083	(a)
Otonomy Inc.	214	5,136	(a)
OvaScience Inc.	518	8,599	(a)
PDL BioPharma Inc.	5,547	41,436
Peregrine Pharmaceuticals Inc.	6,133	8,341	(a)
Portola Pharmaceuticals Inc.	1,268	32,055	(a)
Progenics Pharmaceuticals Inc.	2,488	12,913	(a)
PTC Therapeutics Inc.	764	33,624	(a)
Puma Biotechnology Inc.	790	188,470	(a)
Radius Health Inc.	205	4,305	(a)
Raptor Pharmaceutical Corp.	2,063	19,784	(a)
Receptos Inc.	619	38,446	(a)
Regado Biosciences Inc.	523	591	(a)
Regeneron Pharmaceuticals Inc.	4,284	1,544,468	(a)
Regulus Therapeutics Inc.	463	3,162	(a)
Repligen Corp.	1,105	22,001	(a)
Retrophin Inc.	705	6,359	(a)
Rigel Pharmaceuticals Inc.	3,138	6,088	(a)
Sage Therapeutics Inc.	168	5,292	(a)
Sangamo Biosciences Inc.	2,328	25,107	(a)
Sarepta Therapeutics Inc.	1,404	29,624	(a)
Spectrum Pharmaceuticals Inc.	2,284	18,592	(a)
Stemline Therapeutics Inc.	401	4,996	(a)
Sunesis Pharmaceuticals Inc.	1,699	12,131	(a)
Synageva BioPharma Corp.	733	50,416	(a)
Synergy Pharmaceuticals Inc.	3,215	8,954	(a)
Synta Pharmaceuticals Corp.	2,285	6,878	(a)
T2 Biosystems Inc.	163	2,949	(a)
TESARO Inc.	663	17,848	(a)
TG Therapeutics Inc.	807	8,611	(a)
Threshold Pharmaceuticals Inc.	1,683	6,076	(a)
Ultragenyx Pharmaceutical Inc.	241	13,641	(a)
United Therapeutics Corp.	1,318	169,561	(a)

Vanda Pharmaceuticals Inc.	1,156	11,999	(a)
Verastem Inc.	751	6,399	(a)
Versartis Inc.	237	4,501	(a)
Vertex Pharmaceuticals Inc.	13,831	1,553,360	(a)
Vital Therapies Inc.	177	3,613	(a)
Xencor Inc.	543	5,055	(a)
XOMA Corp.	2,995	12,609	(a)
Zafgen Inc.	191	3,753	(a)
ZIOPHARM Oncology Inc.	2,723	7,189	(a)
		32,475,126
Brewers—0.0% *
Craft Brew Alliance Inc.	340	4,896	(a)
Molson Coors Brewing Co., Class B	9,222	686,486
The Boston Beer Company Inc., Class A	287	63,645	(a)
		755,027
Broadcasting—0.1%
CBS Corp., Class B	28,137	1,505,329
Central European Media Enterprises Ltd., Class A	2,590	5,827	(a)
Crown Media Holdings Inc., Class A	1,268	4,058	(a)
Cumulus Media Inc., Class A	4,871	19,630	(a)
Discovery Communications Inc., Class A	8,589	324,664	(a)
Discovery Communications Inc., Class C	15,885	592,193	(a)
Entercom Communications Corp., Class A	831	6,673	(a)
Entravision Communications Corp., Class A	2,081	8,241
Gray Television Inc.	1,712	13,491	(a)
Hemisphere Media Group Inc.	272	2,899	(a)
Journal Communications Inc., Class A	1,586	13,370	(a)
Media General Inc., Class A	1,870	24,516	(a)
Nexstar Broadcasting Group Inc., Class A	1,036	41,875
Radio One Inc., Class D	784	2,493	(a)
Saga Communications Inc., Class A	126	4,231
Salem Communications Corp., Class A	410	3,120
Scripps Networks Interactive Inc., Class A	6,020	470,102
Sinclair Broadcast Group Inc., Class A	2,317	60,451
Townsquare Media Inc.	168	2,019	(a)
		3,105,182
Building Products—0.0% *
AAON Inc.	1,453	24,716
Advanced Drainage Systems Inc.	494	10,349	(a)
American Woodmark Corp.	420	15,481	(a)
AO Smith Corp.	2,109	99,714
Apogee Enterprises Inc.	1,000	39,800
Builders FirstSource Inc.	1,505	8,202	(a)
Continental Building Products Inc.	411	6,001	(a)
Fortune Brands Home & Security Inc.	4,420	181,706
Gibraltar Industries Inc.	1,080	14,785	(a)
Griffon Corp.	1,382	15,741
Insteel Industries Inc.	629	12,932
Lennox International Inc.	1,240	95,319
Masco Corp.	20,694	495,000
Masonite International Corp.	1,012	56,045	(a)
NCI Building Systems Inc.	963	18,682	(a)
Norcraft Companies Inc.	266	4,243	(a)
Nortek Inc.	301	22,424	(a)
Patrick Industries Inc.	280	11,861	(a)
PGT Inc.	1,618	15,080	(a)
Ply Gem Holdings Inc.	724	7,848	(a)
Quanex Building Products Corp.	1,307	23,644

Simpson Manufacturing Company Inc.	1,422	41,451
Trex Company Inc.	1,160	40,101	(a)
Universal Forest Products Inc.	691	29,513
		1,290,638
Cable & Satellite—0.5%
AMC Networks Inc., Class A	1,655	96,685	(a)
Cablevision Systems Corp., Class A	12,565	220,013
Comcast Corp., Class A	150,249	8,080,391
DIRECTV	29,166	2,523,443	(a)
Loral Space & Communications Inc.	450	32,315	(a)
Time Warner Cable Inc.	16,170	2,320,233
		13,273,080
Casinos & Gaming—0.1%
Bally Technologies Inc.	1,069	86,268	(a)
Boyd Gaming Corp.	2,671	27,137	(a)
Caesars Acquisition Co., Class A	1,563	14,802	(a)
Caesars Entertainment Corp.	1,768	22,241	(a)
Churchill Downs Inc.	461	44,948
Empire Resorts Inc.	503	3,375	(a)
International Game Technology	6,904	116,471
Isle of Capri Casinos Inc.	807	6,053	(a)
Monarch Casino & Resort Inc.	329	3,918	(a)
Multimedia Games Holding Company Inc.	991	35,686	(a)
Penn National Gaming Inc.	2,696	30,222	(a)
Pinnacle Entertainment Inc.	2,044	51,284	(a)
Scientific Games Corp., Class A	1,775	19,117	(a)
Wynn Resorts Ltd.	4,701	879,463
		1,340,985
Catalog Retail—0.0% *
Gaiam Inc., Class A	503	3,692	(a)
HSN Inc.	2,030	124,581
ValueVision Media Inc., Class A	1,249	6,407	(a)
		134,680
Coal & Consumable Fuels—0.0% *
Alpha Natural Resources Inc.	7,643	18,955	(a)
Arch Coal Inc.	7,245	15,359
Cloud Peak Energy Inc.	2,102	26,527	(a)
CONSOL Energy Inc.	13,344	505,204
Hallador Energy Co.	315	3,730
Peabody Energy Corp.	7,570	93,717
Solazyme Inc.	2,651	19,776	(a)
Westmoreland Coal Co.	493	18,443	(a)
		701,711
Commercial Printing—0.0% *
Brady Corp., Class A	1,641	36,824
Cenveo Inc.	1,972	4,871	(a)
Deluxe Corp.	3,094	170,665
Ennis Inc.	893	11,761
InnerWorkings Inc.	1,220	9,870	(a)
Multi-Color Corp.	430	19,556
Quad/Graphics Inc.	939	18,076
RR Donnelley & Sons Co.	5,590	92,011
		363,634
Commodity Chemicals—0.1%
Axiall Corp.	2,355	84,333
Cabot Corp.	1,801	91,437
Calgon Carbon Corp.	1,841	35,679	(a)
Hawkins Inc.	371	13,341
Koppers Holdings Inc.	707	23,444

Kronos Worldwide Inc.	712	9,811
LyondellBasell Industries N.V., Class A	24,694	2,683,250
Trecora Resources	745	9,223	(a)
Tredegar Corp.	847	15,593
Trinseo S.A.	349	5,490	(a)
Tronox Ltd., Class A	2,062	53,715
		3,025,316
Communications Equipment—0.6%
ADTRAN Inc.	3,474	71,321
Alliance Fiber Optic Products Inc.	426	5,295
Applied Optoelectronics Inc.	508	8,179	(a)
ARRIS Group Inc.	3,673	104,148	(a)
Aruba Networks Inc.	3,627	78,271	(a)
Bel Fuse Inc., Class B	358	8,857
Black Box Corp.	544	12,686
CalAmp Corp.	1,245	21,937	(a)
Calix Inc.	1,439	13,771	(a)
Ciena Corp.	6,590	110,185	(a)
Cisco Systems Inc.	296,027	7,451,000
Clearfield Inc.	391	4,977	(a)
Comtech Telecommunications Corp.	524	19,467
Digi International Inc.	849	6,367	(a)
Emulex Corp.	2,226	10,996	(a)
Extreme Networks Inc.	3,276	15,692	(a)
F5 Networks Inc.	4,301	510,701	(a)
Finisar Corp.	3,319	55,195	(a)
Harmonic Inc.	3,286	20,833	(a)
Harris Corp.	6,082	403,845
Infinera Corp.	4,106	43,811	(a)
InterDigital Inc.	2,499	99,510
Ixia	2,022	18,481	(a)
JDS Uniphase Corp.	6,415	82,112	(a)
Juniper Networks Inc.	23,312	516,361
KVH Industries Inc.	579	6,554	(a)
Motorola Solutions Inc.	12,817	811,060
NETGEAR Inc.	1,221	38,156	(a)
Numerex Corp., Class A	468	4,905	(a)
Oclaro Inc.	3,207	4,586	(a)
Oplink Communications Inc.	614	10,327
Parkervision Inc.	3,300	3,762	(a)
Plantronics Inc.	2,633	125,805
Polycom Inc.	8,483	104,214	(a)
Procera Networks Inc.	770	7,377	(a)
QUALCOMM Inc.	97,299	7,275,046
Riverbed Technology Inc.	4,449	82,507	(a)
Ruckus Wireless Inc.	2,231	29,806	(a)
ShoreTel Inc.	2,132	14,178	(a)
Sonus Networks Inc.	8,470	28,967	(a)
Tessco Technologies Inc.	206	5,972
Ubiquiti Networks Inc.	1,025	38,468	(a)
ViaSat Inc.	1,399	77,113	(a)
		18,362,801
Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	16,870	566,663
Conn’s Inc.	955	28,908	(a)
GameStop Corp., Class A	6,539	269,407
hhgregg Inc.	432	2,726	(a)
Rent-A-Center Inc.	3,252	98,698
Systemax Inc.	406	5,063	(a)
		971,465

Construction & Engineering—0.1%
AECOM Technology Corp.	2,777	93,724	(a)
Aegion Corp.	1,311	29,170	(a)
Ameresco Inc., Class A	753	5,158	(a)
Argan Inc.	434	14,487
Comfort Systems USA Inc.	1,278	17,317
Dycom Industries Inc.	1,137	34,917	(a)
EMCOR Group Inc.	2,273	90,829
Fluor Corp.	9,144	610,728
Furmanite Corp.	1,276	8,626	(a)
Granite Construction Inc.	2,354	74,881
Great Lakes Dredge & Dock Corp.	2,055	12,700	(a)
Jacobs Engineering Group Inc.	7,771	379,380	(a)
KBR Inc.	4,030	75,885
Layne Christensen Co.	645	6,263	(a)
MasTec Inc.	2,229	68,252	(a)
MYR Group Inc.	749	18,036	(a)
Northwest Pipe Co.	323	11,014	(a)
Orion Marine Group Inc.	972	9,700	(a)
Pike Corp.	916	10,891	(a)
Primoris Services Corp.	1,305	35,026
Quanta Services Inc.	12,644	458,851	(a)
Sterling Construction Company Inc.	645	4,947	(a)
Tutor Perini Corp.	1,285	33,924	(a)
URS Corp.	1,928	111,072
		2,215,778
Construction Machinery & Heavy Trucks—0.3%
Accuride Corp.	1,301	4,931	(a)
Alamo Group Inc.	245	10,045
American Railcar Industries Inc.	325	24,024
Astec Industries Inc.	651	23,742
Caterpillar Inc.	36,457	3,610,337
Commercial Vehicle Group Inc.	916	5,661	(a)
Cummins Inc.	9,925	1,309,901
Douglas Dynamics Inc.	721	14,060
Federal Signal Corp.	2,169	28,718
FreightCar America Inc.	427	14,219
Joy Global Inc.	5,699	310,823
Manitex International Inc.	476	5,374	(a)
Meritor Inc.	3,380	36,673	(a)
Miller Industries Inc.	362	6,118
Oshkosh Corp.	2,375	104,856
PACCAR Inc.	20,586	1,170,829
Terex Corp.	3,087	98,074
The Greenbrier Companies Inc.	937	68,757
Trinity Industries Inc.	4,352	203,325
Twin Disc Inc.	280	7,549
Wabash National Corp.	2,381	31,715	(a)
Wabtec Corp.	2,686	217,673
		7,307,404
Construction Materials—0.0% *
Eagle Materials Inc.	1,400	142,562
Headwaters Inc.	2,551	31,990	(a)
Martin Marietta Materials Inc.	3,581	461,734
United States Lime & Minerals Inc.	70	4,069
US Concrete Inc.	487	12,730	(a)
Vulcan Materials Co.	7,592	457,266
		1,110,351

Consumer Electronics—0.0% *
Harman International Industries Inc.	3,952	387,454
Skullcandy Inc.	747	5,819	(a)
Turtle Beach Corp.	237	1,813	(a)
Universal Electronics Inc.	546	26,956	(a)
		422,042
Consumer Finance—0.4%
American Express Co.	52,251	4,574,053
Capital One Financial Corp.	32,587	2,659,751
Cash America International Inc.	970	42,486
Consumer Portfolio Services Inc.	725	4,647	(a)
Credit Acceptance Corp.	242	30,509	(a)
Discover Financial Services, Class A	26,815	1,726,618
Encore Capital Group Inc.	860	38,107	(a)
Ezcorp Inc., Class A	1,753	17,372	(a)
First Cash Financial Services Inc.	975	54,580	(a)
Green Dot Corp., Class A	1,068	22,578	(a)
JG Wentworth Co.	451	5,588	(a)
Navient Corp.	24,249	429,450
Nelnet Inc., Class A	718	30,939
Nicholas Financial Inc.	390	4,520
Portfolio Recovery Associates Inc.	1,702	88,895	(a)
Regional Management Corp.	363	6,516	(a)
SLM Corp.	11,828	101,248
Springleaf Holdings Inc.	823	26,278	(a)
World Acceptance Corp.	267	18,022	(a)
		9,882,157
Data Processing & Outsourced Services—0.7%
Alliance Data Systems Corp.	3,227	801,167	(a)
Automatic Data Processing Inc.	27,919	2,319,511
Blackhawk Network Holdings Inc.	1,807	58,547	(a)
Broadridge Financial Solutions Inc.	3,343	139,169
Cardtronics Inc.	1,534	53,997	(a)
Cass Information Systems Inc.	393	16,270
Computer Sciences Corp.	8,408	514,149
Convergys Corp.	6,311	112,462
CoreLogic Inc.	2,545	68,893	(a)
CSG Systems International Inc.	1,176	30,905
DST Systems Inc.	853	71,584
Euronet Worldwide Inc.	1,753	83,776	(a)
ExlService Holdings Inc.	1,129	27,559	(a)
Fidelity National Information Services Inc.	16,569	932,835
Fiserv Inc.	14,465	934,945	(a)
Global Cash Access Holdings Inc.	2,309	15,586	(a)
Global Payments Inc.	1,904	133,052
Heartland Payment Systems Inc.	1,236	58,982
Higher One Holdings Inc.	1,304	3,221	(a)
Information Services Group Inc.	1,104	4,195	(a)
Jack Henry & Associates Inc.	2,300	128,018
Mastercard Inc., Class A	57,141	4,223,863
MAXIMUS Inc.	2,335	93,704
ModusLink Global Solutions Inc.	1,327	4,737	(a)
MoneyGram International Inc.	998	12,515	(a)
NeuStar Inc., Class A	2,324	57,705	(a)
Paychex Inc.	18,991	839,402
PRGX Global Inc.	1,097	6,428	(a)
Sykes Enterprises Inc.	1,361	27,193	(a)
Syntel Inc.	528	46,432	(a)

TeleTech Holdings Inc.	599	14,723	(a)
The Western Union Co.	30,755	493,310
Total System Services Inc.	9,640	298,454
VeriFone Systems Inc.	3,153	108,400	(a)
Visa Inc., Class A	28,579	6,097,901
WEX Inc.	2,409	265,761	(a)
Xerox Corp.	62,928	832,538
		19,931,889
Department Stores—0.1%
JC Penney Company Inc.	8,446	84,798	(a)
Kohl’s Corp.	11,896	726,013
Macy’s Inc.	20,500	1,192,690
Nordstrom Inc.	8,287	566,582
The Bon-Ton Stores Inc.	506	4,230
		2,574,313
Distillers & Vintners—0.1%
Brown-Forman Corp., Class B	9,172	827,498
Constellation Brands Inc., Class A	9,728	847,892	(a)
		1,675,390
Distributors—0.0% *
Core-Mark Holding Company Inc.	763	40,469
Genuine Parts Co.	8,915	781,935
LKQ Corp.	8,418	223,835	(a)
Pool Corp.	1,532	82,605
VOXX International Corp.	682	6,343	(a)
Weyco Group Inc.	219	5,499
		1,140,686
Diversified Banks—1.8%
Bank of America Corp.	610,590	10,410,559
Citigroup Inc.	176,006	9,120,631
Comerica Inc.	10,544	525,724
FCB Financial Holdings Inc., Class A	216	4,905	(a)
JPMorgan Chase & Co.	218,356	13,153,765
Square 1 Financial Inc., Class A	194	3,731	(a)
U.S. Bancorp	104,608	4,375,753
Wells Fargo & Co.	275,788	14,305,124
		51,900,192
Diversified Capital Markets—0.0% *
HFF Inc. REIT, Class A	1,133	32,800
Diversified Chemicals—0.3%
Eastman Chemical Co.	8,658	700,346
EI du Pont de Nemours & Co.	53,133	3,812,824
FMC Corp.	7,729	442,021
LSB Industries Inc.	663	23,676	(a)
Olin Corp.	4,875	123,094
The Dow Chemical Co.	65,162	3,417,095
		8,519,056
Diversified Metals & Mining—0.1%
Compass Minerals International Inc.	941	79,308
Freeport-McMoRan Inc.	60,284	1,968,273
Globe Specialty Metals Inc.	2,148	39,072
Horsehead Holding Corp.	1,677	27,721	(a)
Materion Corp.	711	21,806
Molycorp Inc.	6,261	7,451	(a)
RTI International Metals Inc.	1,061	26,164	(a)
Southern Copper Corp.	8,779	260,297
U.S. Silica Holdings Inc.	1,836	114,768
		2,544,860

Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	2,943	105,860
Consolidated-Tomoka Land Co.	149	7,311
Tejon Ranch Co.	477	13,375	(a)
The St Joe Co.	1,303	25,969	(a)
		152,515
Diversified REITs—0.1%
American Assets Trust Inc.	1,191	39,267
Armada Hoffler Properties Inc.	809	7,346
Chambers Street Properties	8,234	62,002
Cousins Properties Inc.	7,337	87,677
Duke Realty Corp.	9,514	163,451
Empire State Realty Trust Inc., Class A	3,157	47,418
First Potomac Realty Trust	2,089	24,546
Gladstone Commercial Corp.	535	9,090
Investors Real Estate Trust	3,684	28,367
Lexington Realty Trust	7,068	69,196
Liberty Property Trust	4,130	137,364
One Liberty Properties Inc.	415	8,395
PS Business Parks Inc.	675	51,394
RAIT Financial Trust	2,905	21,584
Select Income REIT	1,264	30,399
Vornado Realty Trust	10,165	1,016,093
Washington Real Estate Investment Trust	2,312	58,679
Whitestone REIT	747	10,413
		1,872,681
Diversified Support Services—0.0% *
Cintas Corp.	5,609	395,939
Civeo Corp.	6,156	71,471
Copart Inc.	3,163	99,050	(a)
G&K Services Inc., Class A	681	37,714
Healthcare Services Group Inc.	2,354	67,348
Matthews International Corp., Class A	1,027	45,075
McGrath RentCorp.	850	29,070
Mobile Mini Inc.	1,570	54,903
Performant Financial Corp.	1,011	8,169	(a)
UniFirst Corp.	509	49,164
Viad Corp.	708	14,620
		872,523
Drug Retail—0.3%
CVS Health Corp.	67,233	5,351,074
Liberator Medical Holdings Inc.	1,082	3,387
Walgreen Co.	50,955	3,020,103
		8,374,564
Education Services—0.0% *
2U Inc.	352	5,488	(a)
American Public Education Inc.	604	16,302	(a)
Apollo Education Group Inc.	2,710	68,156	(a)
Bridgepoint Education Inc.	531	5,926	(a)
Bright Horizons Family Solutions Inc.	1,054	44,331	(a)
Capella Education Co.	378	23,663
Career Education Corp.	2,359	11,984	(a)
Chegg Inc.	2,530	15,787	(a)
DeVry Education Group Inc.	1,602	68,582
Education Management Corp.	888	968	(a)
Graham Holdings Co., Class B	122	85,350
Grand Canyon Education Inc.	1,581	64,457	(a)
Houghton Mifflin Harcourt Co.	3,661	71,170	(a)

ITT Educational Services Inc.	780	3,346	(a)
K12 Inc.	1,182	18,865	(a)
Strayer Education Inc.	370	22,156	(a)
Universal Technical Institute Inc.	772	7,218
		533,749
Electric Utilities—0.7%
ALLETE Inc.	1,459	64,765
American Electric Power Company Inc.	28,421	1,483,860
Cleco Corp.	3,752	180,659
Duke Energy Corp.	41,046	3,069,009
Edison International	18,909	1,057,391
El Paso Electric Co.	1,390	50,805
Entergy Corp.	10,411	805,083
Exelon Corp.	49,838	1,698,977
FirstEnergy Corp.	24,371	818,135
Great Plains Energy Inc.	4,300	103,931
Hawaiian Electric Industries Inc.	2,859	75,906
IDACORP Inc.	3,107	166,566
MGE Energy Inc.	1,195	44,526
NextEra Energy Inc.	25,364	2,381,172
Northeast Utilities	18,339	812,418
NRG Yield Inc., Class A	794	37,358
OGE Energy Corp.	5,556	206,183
Otter Tail Corp.	1,256	33,498
Pepco Holdings Inc.	14,569	389,866
Pinnacle West Capital Corp.	6,405	349,969
PNM Resources Inc.	4,909	122,283
Portland General Electric Co.	2,662	85,503	(c)
PPL Corp.	38,595	1,267,460
Spark Energy Inc., Class A	58	1,008	(a)
The Empire District Electric Co.	1,476	35,645
The Southern Co.	52,018	2,270,586
UIL Holdings Corp.	1,914	67,756
Unitil Corp.	501	15,576
Westar Energy Inc.	3,616	123,378
Xcel Energy Inc.	29,365	892,696
		18,711,968
Electrical Components & Equipment—0.2%
Acuity Brands Inc.	1,206	141,958
AMETEK Inc.	14,237	714,840
Eaton Corp. PLC	27,591	1,748,442
Emerson Electric Co.	40,516	2,535,491
Encore Wire Corp.	715	26,520
EnerSys	1,597	93,648
Enphase Energy Inc.	591	8,859	(a)
Franklin Electric Company Inc.	1,600	55,584
FuelCell Energy Inc.	8,092	16,912	(a)
Generac Holdings Inc.	2,345	95,066	(a)
General Cable Corp.	1,678	25,304
GrafTech International Ltd.	4,050	18,549	(a)
Hubbell Inc., Class B	1,517	182,844
LSI Industries Inc.	759	4,607
Plug Power Inc.	5,759	26,434	(a)
Polypore International Inc.	1,529	59,494	(a)
Powell Industries Inc.	322	13,157
Preformed Line Products Co.	88	4,643
Regal-Beloit Corp.	1,265	81,276
Revolution Lighting Technologies Inc.	969	1,628	(a)

Rockwell Automation Inc.	7,992	878,161
Thermon Group Holdings Inc.	1,096	26,764	(a)
Vicor Corp.	533	5,010	(a)
		6,765,191
Electronic Components—0.1%
Amphenol Corp., Class A	9,120	910,723
Belden Inc.	2,688	172,086
Corning Inc.	74,949	1,449,514
DTS Inc.	574	14,494	(a)
II-VI Inc.	1,783	20,986	(a)
InvenSense Inc.	2,450	48,338	(a)
Knowles Corp.	2,356	62,434	(a)
Littelfuse Inc.	750	63,885
Rogers Corp.	625	34,225	(a)
Universal Display Corp.	1,397	45,598	(a)
Vishay Intertechnology Inc.	3,812	54,473
		2,876,756
Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	493	24,872
Checkpoint Systems Inc.	1,419	17,354	(a)
Cognex Corp.	5,364	216,008	(a)
Coherent Inc.	855	52,471	(a)
Control4 Corp.	392	5,069	(a)
CUI Global Inc.	702	5,082	(a)
Daktronics Inc.	1,282	15,756
Electro Scientific Industries Inc.	831	5,642
FARO Technologies Inc.	596	30,247	(a)
FEI Co.	2,606	196,545
FLIR Systems Inc.	8,220	257,615
GSI Group Inc.	1,000	11,490	(a)
Itron Inc.	2,397	94,226	(a)
Mesa Laboratories Inc.	96	5,547
MTS Systems Corp.	523	35,700
National Instruments Corp.	2,803	86,697
Newport Corp.	1,385	24,542	(a)
OSI Systems Inc.	688	43,674	(a)
RealD Inc.	1,426	13,362	(a)
Rofin-Sinar Technologies Inc.	971	22,391	(a)
Vishay Precision Group Inc.	463	6,917	(a)
Zebra Technologies Corp., Class A	1,416	100,494	(a)
		1,271,701
Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	1,861	41,333	(a)
CTS Corp.	1,152	18,305
Jabil Circuit Inc.	11,640	234,779
Kemet Corp.	1,555	6,407	(a)
Maxwell Technologies Inc.	1,037	9,043	(a)
Measurement Specialties Inc.	541	46,315	(a)
Mercury Systems Inc.	1,152	12,683	(a)
Methode Electronics Inc.	1,281	47,230
Multi-Fineline Electronix Inc.	310	2,898	(a)
Park Electrochemical Corp.	718	16,909
Plexus Corp.	1,131	41,768	(a)
Sanmina Corp.	2,771	57,803	(a)
Trimble Navigation Ltd.	7,260	221,430	(a)
TTM Technologies Inc.	1,797	12,238	(a)
Viasystems Group Inc.	201	3,156	(a)
		772,297

Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,913	49,145
Casella Waste Systems Inc., Class A	1,360	5,236	(a)
Ceco Environmental Corp.	709	9,501
Clean Harbors Inc.	1,532	82,606	(a)
Heritage-Crystal Clean Inc.	322	4,785	(a)
Quest Resource Holding Corp.	407	700	(a)
Republic Services Inc.	14,661	572,072
Rollins Inc.	1,771	51,855
SP Plus Corp.	554	10,504	(a)
Stericycle Inc.	4,915	572,892	(a)
Team Inc.	707	26,802	(a)
Tetra Tech Inc.	2,239	55,930
US Ecology Inc.	744	34,789
Waste Connections Inc.	3,461	167,928
Waste Management Inc.	25,215	1,198,469
		2,843,214
Fertilizers & Agricultural Chemicals—0.2%
American Vanguard Corp.	1,014	11,357
CF Industries Holdings Inc.	2,884	805,270
Intrepid Potash Inc.	1,902	29,386	(a)
Marrone Bio Innovations Inc.	495	1,317	(a)
Monsanto Co.	30,465	3,427,617
Rentech Inc.	1,798	3,074	(a)
The Mosaic Co.	18,487	821,008
The Scotts Miracle-Gro Co., Class A	1,246	68,530
		5,167,559
Food Distributors—0.1%
SpartanNash Co.	1,306	25,402
Sysco Corp.	34,086	1,293,563
The Andersons Inc.	955	60,050
The Chefs’ Warehouse Inc.	607	9,870	(a)
United Natural Foods Inc.	3,080	189,297	(a)
		1,578,182
Food Retail—0.1%
Casey’s General Stores Inc.	1,298	93,067
Fairway Group Holdings Corp.	674	2,521	(a)
Ingles Markets Inc., Class A	473	11,205
Natural Grocers by Vitamin Cottage Inc.	329	5,356	(a)
Roundy’s Inc.	1,338	4,001
Safeway Inc.	13,366	458,454
SUPERVALU Inc.	12,605	112,689	(a)
The Fresh Market Inc.	1,475	51,522	(a)
The Kroger Co.	28,383	1,475,916
The Pantry Inc.	802	16,224	(a)
Village Super Market Inc., Class A	234	5,330
Weis Markets Inc.	381	14,870
Whole Foods Market Inc.	20,971	799,205
		3,050,360
Footwear—0.1%
Crocs Inc.	3,020	37,992	(a)
Deckers Outdoor Corp.	970	94,265	(a)
NIKE Inc., Class B	40,830	3,642,036
Skechers U.S.A. Inc., Class A	1,327	70,742	(a)
Steven Madden Ltd.	1,970	63,493	(a)
Wolverine World Wide Inc.	3,435	86,081
		3,994,609

Forest Products—0.0% *
Boise Cascade Co.	1,353	40,779	(a)
Deltic Timber Corp.	381	23,744
Louisiana-Pacific Corp.	8,751	118,926	(a)
		183,449
Gas Utilities—0.1%
AGL Resources Inc.	6,922	355,375
Atmos Energy Corp.	2,798	133,465
Chesapeake Utilities Corp.	495	20,622
National Fuel Gas Co.	2,346	164,196
New Jersey Resources Corp.	1,433	72,381
Northwest Natural Gas Co.	935	39,504
ONE Gas Inc.	3,240	110,970
Piedmont Natural Gas Company Inc.	2,658	89,123
Questar Corp.	4,897	109,154
South Jersey Industries Inc.	1,118	59,656
Southwest Gas Corp.	1,581	76,805
The Laclede Group Inc.	1,455	67,512
UGI Corp.	4,811	164,007
WGL Holdings Inc.	3,208	135,121
		1,597,891
General Merchandise Stores—0.2%
Big Lots Inc.	1,563	67,287
Burlington Stores Inc.	987	39,342	(a)
Dollar General Corp.	17,603	1,075,719	(a)
Dollar Tree Inc.	11,913	667,962	(a)
Family Dollar Stores Inc.	5,549	428,605
Fred’s Inc., Class A	1,177	16,478
Target Corp.	36,766	2,304,493
Tuesday Morning Corp.	1,483	28,777	(a)
		4,628,663
Gold—0.0% *
Allied Nevada Gold Corp.	3,484	11,532	(a)
Gold Resource Corp.	1,315	6,733
Newmont Mining Corp.	28,934	666,929
Royal Gold Inc.	1,816	117,931
		803,125
Health Care REITs—0.1%
American Realty Capital Healthcare Trust Inc.	5,827	61,067
Aviv REIT Inc.	676	17,813
CareTrust REIT Inc.	684	9,781	(a)
HCP Inc.	26,716	1,060,892
Health Care REIT Inc.	18,825	1,174,115
Healthcare Realty Trust Inc.	3,326	78,760
LTC Properties Inc.	1,209	44,600
Medical Properties Trust Inc.	5,973	73,229
National Health Investors Inc.	1,138	65,025
Omega Healthcare Investors Inc.	3,548	121,306
Physicians Realty Trust	1,434	19,675
Sabra Health Care REIT Inc.	1,629	39,617
Senior Housing Properties Trust	5,683	118,888
Universal Health Realty Income Trust	394	16,422
Ventas Inc.	17,083	1,058,292
		3,959,482
Healthcare Distributors—0.2%
AmerisourceBergen Corp.	12,375	956,588
Cardinal Health Inc.	19,544	1,464,236
Henry Schein Inc.	2,365	275,452	(a)

McKesson Corp.	13,450	2,618,311
MWI Veterinary Supply Inc.	437	64,851	(a)
Owens & Minor Inc.	3,836	125,591
Patterson Companies Inc.	5,045	209,014
PharMerica Corp.	1,021	24,943	(a)
		5,738,986
Healthcare Equipment—0.8%
Abaxis Inc.	770	39,047
Abbott Laboratories	87,315	3,631,431
ABIOMED Inc.	1,367	33,943	(a)
Accuray Inc.	2,659	19,304	(a)
Analogic Corp.	425	27,183
AngioDynamics Inc.	840	11,525	(a)
AtriCure Inc.	941	13,852	(a)
Baxter International Inc.	31,424	2,255,300
Becton Dickinson and Co.	11,137	1,267,502
Boston Scientific Corp.	77,171	911,389	(a)
Cantel Medical Corp.	1,129	38,815
Cardiovascular Systems Inc.	939	22,189	(a)
CareFusion Corp.	11,777	532,909	(a)
CONMED Corp.	938	34,556
Covidien PLC	26,235	2,269,590
CR Bard Inc.	4,333	618,362
CryoLife Inc.	1,009	9,959
Cyberonics Inc.	925	47,323	(a)
Cynosure Inc., Class A	764	16,044	(a)
DexCom Inc.	2,546	101,815	(a)
Edwards Lifesciences Corp.	6,173	630,572	(a)
Exactech Inc.	337	7,714	(a)
GenMark Diagnostics Inc.	1,426	12,791	(a)
Globus Medical Inc., Class A	2,263	44,513	(a)
Greatbatch Inc.	851	36,261	(a)
HeartWare International Inc.	586	45,491	(a)
Hill-Rom Holdings Inc.	1,609	66,661
Hologic Inc.	6,739	163,960	(a)
IDEXX Laboratories Inc.	1,402	165,198	(a)
Inogen Inc.	158	3,256	(a)
Insulet Corp.	1,900	70,015	(a)
Integra LifeSciences Holdings Corp.	857	42,541	(a)
Intuitive Surgical Inc.	2,088	964,280	(a)
Invacare Corp.	1,019	12,034
K2M Group Holdings Inc.	296	4,271	(a)
Masimo Corp.	1,669	35,516	(a)
Medtronic Inc.	56,864	3,522,725
Natus Medical Inc.	1,106	32,638	(a)
NuVasive Inc.	1,574	54,885	(a)
NxStage Medical Inc.	2,030	26,654	(a)
Ocular Therapeutix Inc.	153	2,290	(a)
Orthofix International N.V.	631	19,536	(a)
PhotoMedex Inc.	459	2,846	(a)
ResMed Inc.	3,909	192,596
Rockwell Medical Inc.	1,433	13,098	(a)
Roka Bioscience Inc.	111	1,116	(a)
Sirona Dental Systems Inc.	1,547	118,624	(a)
St Jude Medical Inc.	16,576	996,715
STERIS Corp.	3,662	197,601
Stryker Corp.	17,373	1,402,870
SurModics Inc.	477	8,662	(a)

Symmetry Medical Inc.	1,264	12,754	(a)
Tandem Diabetes Care Inc.	318	4,268	(a)
Teleflex Inc.	1,156	121,426
Thoratec Corp.	3,535	94,491	(a)
Tornier N.V.	1,221	29,182	(a)
TransEnterix Inc.	981	4,277	(a)
TriVascular Technologies Inc.	252	3,649	(a)
Varian Medical Systems Inc.	5,972	478,477	(a)
Veracyte Inc.	239	2,330	(a)
Volcano Corp.	1,761	18,737	(a)
Wright Medical Group Inc.	1,671	50,631	(a)
Zeltiq Aesthetics Inc.	998	22,585	(a)
Zimmer Holdings Inc.	9,814	986,798
		22,629,573
Healthcare Facilities—0.1%
Acadia Healthcare Company Inc.	1,452	70,422	(a)
Amsurg Corp.	1,441	72,122	(a)
Capital Senior Living Corp.	988	20,975	(a)
Community Health Systems Inc.	3,214	176,095	(a)
Five Star Quality Care Inc.	1,566	5,904	(a)
Hanger Inc.	1,198	24,583	(a)
HealthSouth Corp.	2,988	110,257
Kindred Healthcare Inc.	2,183	42,350
LifePoint Hospitals Inc.	1,259	87,110	(a)
National Healthcare Corp.	356	19,762
Select Medical Holdings Corp.	2,705	32,541
Skilled Healthcare Group Inc., Class A	761	5,023	(a)
Surgical Care Affiliates Inc.	434	11,601	(a)
Tenet Healthcare Corp.	5,668	336,622	(a)
The Ensign Group Inc.	672	23,386
Universal Health Services Inc., Class B	5,304	554,268
US Physical Therapy Inc.	418	14,793
VCA Inc.	2,404	94,549	(a)
		1,702,363
Healthcare Services—0.2%
Addus HomeCare Corp.	211	4,136	(a)
Adeptus Health Inc., Class A	165	4,109	(a)
Air Methods Corp.	1,332	73,993	(a)
Alliance HealthCare Services Inc.	184	4,160	(a)
Almost Family Inc.	307	8,341	(a)
Amedisys Inc.	948	19,121	(a)
AMN Healthcare Services Inc.	1,622	25,465	(a)
Bio-Reference Laboratories Inc.	847	23,767	(a)
BioScrip Inc.	2,350	16,239	(a)
BioTelemetry Inc.	897	6,019	(a)
Chemed Corp.	595	61,225
Corvel Corp.	381	12,973	(a)
Cross Country Healthcare Inc.	1,060	9,847	(a)
DaVita Healthcare Partners Inc.	9,974	729,498	(a)
ExamWorks Group Inc.	1,196	39,169	(a)
Express Scripts Holding Co.	43,276	3,056,584	(a)
Gentiva Health Services Inc.	1,043	17,502	(a)
Healthways Inc.	1,089	17,446	(a)
IPC The Hospitalist Company Inc.	573	25,665	(a)
Laboratory Corporation of America Holdings	4,922	500,813	(a)
Landauer Inc.	322	10,629
LHC Group Inc.	416	9,651	(a)
MEDNAX Inc.	2,795	153,222	(a)

National Research Corp., Class A	363	4,723	(a)
Omnicare Inc.	2,728	169,845
Quest Diagnostics Inc.	8,386	508,862
RadNet Inc.	1,119	7,408	(a)
Team Health Holdings Inc.	2,402	139,292	(a)
The Providence Service Corp.	401	19,400	(a)
		5,679,104
Healthcare Supplies—0.0% *
Align Technology Inc.	2,028	104,807	(a)
Anika Therapeutics Inc.	497	18,220	(a)
Antares Pharma Inc.	3,863	7,069	(a)
Atrion Corp.	53	16,166
Cerus Corp.	2,493	9,997	(a)
DENTSPLY International Inc.	8,230	375,288
Derma Sciences Inc.	784	6,531	(a)
Endologix Inc.	2,187	23,182	(a)
Haemonetics Corp.	1,792	62,577	(a)
ICU Medical Inc.	461	29,587	(a)
LDR Holding Corp.	569	17,713	(a)
Meridian Bioscience Inc.	1,436	25,403
Merit Medical Systems Inc.	1,500	17,820	(a)
Neogen Corp.	1,251	49,415	(a)
OraSure Technologies Inc.	1,918	13,848	(a)
Quidel Corp.	966	25,956	(a)
RTI Surgical Inc.	1,996	9,541	(a)
STAAR Surgical Co.	1,340	14,244	(a)
The Cooper Companies Inc.	1,346	209,639
The Spectranetics Corp.	1,401	37,225	(a)
Unilife Corp.	3,664	8,409	(a)
Utah Medical Products Inc.	125	6,095
Vascular Solutions Inc.	552	13,634	(a)
West Pharmaceutical Services Inc.	2,398	107,334
		1,209,700
Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	4,722	63,346	(a)
Castlight Health Inc., Class B	446	5,771	(a)
Cerner Corp.	17,636	1,050,576	(a)
Computer Programs & Systems Inc.	369	21,214
HealthStream Inc.	733	17,599	(a)
HMS Holdings Corp.	5,454	102,808	(a)
Imprivata Inc.	148	2,297	(a)
MedAssets Inc.	2,105	43,616	(a)
Medidata Solutions Inc.	1,838	81,405	(a)
Merge Healthcare Inc.	2,490	5,478	(a)
Omnicell Inc.	1,232	33,671	(a)
Quality Systems Inc.	1,712	23,574
Vocera Communications Inc.	798	6,440	(a)
		1,457,795
Heavy Electrical Equipment—0.0% *
AZZ Inc.	883	36,883
Capstone Turbine Corp.	11,602	12,414	(a)
Global Power Equipment Group Inc.	608	9,059
Power Solutions International Inc.	153	10,557	(a)
PowerSecure International Inc.	774	7,415	(a)
		76,328
Home Building—0.1%
Beazer Homes USA Inc.	922	15,471	(a)
Cavco Industries Inc.	304	20,672	(a)

Century Communities Inc.	73	1,267	(a)
DR Horton Inc.	19,294	395,913
Hovnanian Enterprises Inc., Class A	4,062	14,908	(a)
Installed Building Products Inc.	306	4,299	(a)
KB Home	5,427	81,079
Lennar Corp., Class A	10,347	401,774
LGI Homes Inc.	485	8,905	(a)
M/I Homes Inc.	857	16,986	(a)
MDC Holdings Inc., Class A	2,424	61,376
Meritage Homes Corp.	1,349	47,889	(a)
NVR Inc.	111	125,432	(a)
PulteGroup Inc.	19,514	344,617
Standard Pacific Corp.	5,002	37,465	(a)
The New Home Company Inc.	326	4,401	(a)
The Ryland Group Inc.	1,614	53,649
Toll Brothers Inc.	4,515	140,687	(a)
TRI Pointe Homes Inc.	5,041	65,231	(a)
UCP Inc., Class A	260	3,107	(a)
WCI Communities Inc.	395	7,284	(a)
William Lyon Homes, Class A	600	13,260	(a)
		1,865,672
Home Entertainment Software—0.0% *
Electronic Arts Inc.	18,119	645,218	(a)
Glu Mobile Inc.	3,095	16,001	(a)
Rosetta Stone Inc.	725	5,836	(a)
Take-Two Interactive Software Inc.	2,831	65,311	(a)
		732,366
Home Furnishing Retail—0.0% *
Aaron’s Inc.	1,794	43,630
Bed Bath & Beyond Inc.	11,724	771,791	(a)
Haverty Furniture Companies Inc.	678	14,774
Kirkland’s Inc.	516	8,313	(a)
Mattress Firm Holding Corp.	517	31,051	(a)
Pier 1 Imports Inc.	3,255	38,702
Restoration Hardware Holdings Inc.	1,062	84,482	(a)
Select Comfort Corp.	1,875	39,225	(a)
Williams-Sonoma Inc.	2,441	162,497
		1,194,465
Home Furnishings—0.0% *
Ethan Allen Interiors Inc.	855	19,494
Flexsteel Industries Inc.	169	5,700
La-Z-Boy Inc.	1,809	35,800
Leggett & Platt Inc.	7,906	276,078
Mohawk Industries Inc.	3,601	485,487	(a)
Tempur Sealy International Inc.	1,702	95,601	(a)
The Dixie Group Inc.	510	4,422	(a)
		922,582
Home Improvement Retail—0.4%
Lowe’s Companies Inc.	57,305	3,032,580
Lumber Liquidators Holdings Inc.	947	54,339	(a)
Sears Hometown and Outlet Stores Inc.	396	6,138	(a)
The Home Depot Inc.	78,136	7,168,197
Tile Shop Holdings Inc.	963	8,908	(a)
		10,270,162
Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	617	9,397
Ashford Hospitality Trust Inc.	2,414	24,671
Chatham Lodging Trust	1,081	24,949

Chesapeake Lodging Trust	1,817	52,966
DiamondRock Hospitality Co.	6,588	83,536
FelCor Lodging Trust Inc.	4,306	40,304
Hersha Hospitality Trust	6,970	44,399
Hospitality Properties Trust	4,178	112,179
Host Hotels & Resorts Inc.	43,931	937,048
LaSalle Hotel Properties	6,450	220,848
Pebblebrook Hotel Trust	2,282	85,210
RLJ Lodging Trust	4,512	128,457
Ryman Hospitality Properties Inc.	1,503	71,092
Strategic Hotels & Resorts Inc.	8,379	97,615	(a)
Summit Hotel Properties Inc.	2,927	31,553
Sunstone Hotel Investors Inc.	6,955	96,118
		2,060,342
Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	26,168	1,051,168
Diamond Resorts International Inc.	1,217	27,699	(a)
Interval Leisure Group Inc.	1,367	26,041
La Quinta Holdings Inc.	1,522	28,903	(a)
Marriott International Inc., Class A	12,651	884,305
Marriott Vacations Worldwide Corp.	942	59,732	(a)
Morgans Hotel Group Co.	985	7,949	(a)
Starwood Hotels & Resorts Worldwide Inc.	11,060	920,303
The Marcus Corp.	640	10,112
Wyndham Worldwide Corp.	7,266	590,435
		3,606,647
Household Appliances—0.0% *
Helen of Troy Ltd.	966	50,734	(a)
iRobot Corp.	1,008	30,694	(a)
NACCO Industries Inc., Class A	177	8,802
Whirlpool Corp.	4,545	661,979
		752,209
Household Products—0.7%
Central Garden and Pet Co., Class A	1,529	12,293	(a)
Church & Dwight Company Inc.	3,728	261,556
Colgate-Palmolive Co.	49,840	3,250,565
Energizer Holdings Inc.	1,722	212,168
Harbinger Group Inc.	2,855	37,458	(a)
Kimberly-Clark Corp.	21,707	2,335,022
Oil-Dri Corporation of America	166	4,328
Orchids Paper Products Co.	272	6,680
The Clorox Co.	7,463	716,747
The Procter & Gamble Co.	157,199	13,163,844
WD-40 Co.	517	35,135
		20,035,796
Housewares & Specialties—0.0% *
CSS Industries Inc.	316	7,663
Jarden Corp.	3,324	199,806	(a)
Libbey Inc.	749	19,669	(a)
Lifetime Brands Inc.	350	5,358
Newell Rubbermaid Inc.	15,895	546,947
Tupperware Brands Corp.	1,412	97,484
		876,927
Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	252	9,952
CDI Corp.	475	6,897
Corporate Resource Services Inc.	575	863	(a)
GP Strategies Corp.	527	15,135	(a)

Heidrick & Struggles International Inc.	627	12,879
Insperity Inc.	782	21,380
Kelly Services Inc., Class A	941	14,745
Kforce Inc.	944	18,474
Korn/Ferry International	1,704	42,430	(a)
Manpowergroup Inc.	2,224	155,902
On Assignment Inc.	1,871	50,236	(a)
Paylocity Holding Corp.	288	5,659	(a)
Robert Half International Inc.	7,980	391,020
Towers Watson & Co., Class A	1,958	194,821
TriNet Group Inc.	539	13,879	(a)
TrueBlue Inc.	1,408	35,566	(a)
WageWorks Inc.	1,185	53,953	(a)
		1,043,791
Hypermarkets & Super Centers—0.4%
Costco Wholesale Corp.	25,437	3,187,765
PriceSmart Inc.	622	53,268
Wal-Mart Stores Inc.	91,669	7,009,928
		10,250,961
Independent Power Producers & Energy Traders—0.0% *
AES Corp.	38,687	548,582
Atlantic Power Corp.	4,145	9,865
Dynegy Inc.	3,396	98,008	(a)
NRG Energy Inc.	19,573	596,585
		1,253,040
Industrial Conglomerates—0.8%
3M Co.	37,623	5,330,427
Carlisle Companies Inc.	1,789	143,800
Danaher Corp.	35,400	2,689,692
General Electric Co.	581,974	14,910,174	(c)
Raven Industries Inc.	1,258	30,695
Roper Industries Inc.	5,825	852,139
		23,956,927
Industrial Gases—0.1%
Air Products & Chemicals Inc.	11,130	1,448,903
Airgas Inc.	3,881	429,433
Praxair Inc.	16,954	2,187,066
		4,065,402
Industrial Machinery—0.4%
Actuant Corp., Class A	2,409	73,523
Albany International Corp., Class A	970	33,019
Altra Industrial Motion Corp.	933	27,206
ARC Group Worldwide Inc.	105	1,640	(a)
Barnes Group Inc.	1,826	55,419
Blount International Inc.	1,643	24,859	(a)
Briggs & Stratton Corp.	1,610	29,012
Chart Industries Inc.	1,029	62,903	(a)
CIRCOR International Inc.	608	40,937
CLARCOR Inc.	3,130	197,440
Columbus McKinnon Corp.	689	15,151
Crane Co.	1,385	87,546
Donaldson Company Inc.	3,707	150,615
Dover Corp.	9,663	776,229
Dynamic Materials Corp.	481	9,163
Energy Recovery Inc.	1,325	4,691	(a)
EnPro Industries Inc.	778	47,092	(a)
ESCO Technologies Inc.	917	31,893
Flowserve Corp.	7,971	562,115

Global Brass & Copper Holdings Inc.	728	10,680
Graco Inc.	1,680	122,606
Graham Corp.	350	10,063
Harsco Corp.	5,048	108,078
Hillenbrand Inc.	2,125	65,641
Hurco Companies Inc.	229	8,624
Hyster-Yale Materials Handling Inc.	354	25,353
IDEX Corp.	2,234	161,675
Illinois Tool Works Inc.	21,177	1,787,762
Ingersoll-Rand PLC	15,544	876,060
ITT Corp.	2,562	115,136
John Bean Technologies Corp.	999	28,102
Kadant Inc.	376	14,683
Kennametal Inc.	2,201	90,923
LB Foster Co., Class A	355	16,309
Lincoln Electric Holdings Inc.	2,214	153,065
Lydall Inc.	572	15,450	(a)
Mueller Industries Inc.	1,917	54,711
Mueller Water Products Inc., Class A	5,497	45,515
NN Inc.	577	15,417
Nordson Corp.	1,636	124,451
Omega Flex Inc.	130	2,530
Pall Corp.	6,200	518,940
Parker-Hannifin Corp.	8,644	986,713
Proto Labs Inc.	779	53,751	(a)
RBC Bearings Inc.	798	45,247
Rexnord Corp.	2,548	72,491	(a)
Snap-on Inc.	3,380	409,250
SPX Corp.	1,187	111,495
Standex International Corp.	441	32,696
Stanley Black & Decker Inc.	9,057	804,171
Sun Hydraulics Corp.	771	28,982
Tennant Co.	620	41,596
The ExOne Co.	342	7,144	(a)
The Gorman-Rupp Co.	648	19,466
The Timken Co.	2,124	90,036
TriMas Corp.	1,558	37,906	(a)
Valmont Industries Inc.	730	98,499
Watts Water Technologies Inc., Class A	962	56,036
Woodward Inc.	3,868	184,194
Xerium Technologies Inc.	408	5,961	(a)
Xylem Inc.	10,666	378,536
		10,066,397
Industrial REITs—0.1%
DCT Industrial Trust Inc.	11,295	84,825
EastGroup Properties Inc.	1,079	65,377
First Industrial Realty Trust Inc.	3,810	64,427
Monmouth Real Estate Investment Corp., Class A	1,901	19,238
Prologis Inc.	29,001	1,093,338
Rexford Industrial Realty Inc.	1,463	20,248
STAG Industrial Inc.	1,613	33,405
Terreno Realty Corp.	1,128	21,240
		1,402,098
Insurance Brokers—0.1%
Aon PLC	16,862	1,478,292
Arthur J Gallagher & Co.	4,434	201,126
Brown & Brown Inc.	3,294	105,902
Crawford & Co., Class B	985	8,126

eHealth Inc.	609	14,695	(a)
Marsh & McLennan Companies Inc.	31,599	1,653,892
		3,462,033
Integrated Oil & Gas—1.5%
Chevron Corp.	110,241	13,153,956
Exxon Mobil Corp.	247,581	23,284,993
Hess Corp.	15,185	1,432,249
Occidental Petroleum Corp.	45,260	4,351,749
		42,222,947
Integrated Telecommunication Services—0.9%
AT&T Inc.	301,064	10,609,495
Atlantic Tele-Network Inc.	323	17,410
CenturyLink Inc.	33,100	1,353,459
Cincinnati Bell Inc.	7,252	24,439	(a)
Consolidated Communications Holdings Inc.	1,354	33,918
Enventis Corp.	439	7,981
Fairpoint Communications Inc.	718	10,892	(a)
Frontier Communications Corp.	58,173	378,706
General Communication Inc., Class A	1,229	13,408	(a)
Hawaiian Telcom Holdco Inc.	355	9,120	(a)
IDT Corp., Class B	574	9,219
Verizon Communications Inc.	240,663	12,030,743
Windstream Holdings Inc.	34,978	377,063
		24,875,853
Internet Retail—0.5%
1-800-Flowers.com Inc., Class A	802	5,766	(a)
Amazon.com Inc.	21,998	7,093,035	(a)
Blue Nile Inc.	405	11,563	(a)
Coupons.com Inc.	416	4,975	(a)
Expedia Inc.	5,759	504,604
FTD Companies Inc.	657	22,410	(a)
Lands’ End Inc.	566	23,274	(a)
Netflix Inc.	3,491	1,575,069	(a)
Nutrisystem Inc.	972	14,940
Orbitz Worldwide Inc.	1,772	13,946	(a)
Overstock.com Inc.	411	6,929	(a)
PetMed Express Inc.	710	9,656
RetailMeNot Inc.	1,061	17,146	(a)
Shutterfly Inc.	1,301	63,411	(a)
The Priceline Group Inc.	3,043	3,525,559	(a)
TripAdvisor Inc.	6,458	590,390	(a)
		13,482,673
Internet Software & Services—1.3%
Aerohive Networks Inc.	322	2,582	(a)
Akamai Technologies Inc.	10,331	617,794	(a)
Amber Road Inc.	304	5,271	(a)
Angie’s List Inc.	1,503	9,574	(a)
AOL Inc.	2,191	98,485	(a)
Bankrate Inc.	2,308	26,219	(a)
Bazaarvoice Inc.	1,709	12,630	(a)
Benefitfocus Inc.	160	4,310	(a)
Blucora Inc.	1,466	22,342	(a)
Borderfree Inc.	203	2,619	(a)
Brightcove Inc.	1,103	6,155	(a)
Carbonite Inc.	602	6,164	(a)
Care.com Inc.	247	2,013	(a)
ChannelAdvisor Corp.	714	11,710	(a)
comScore Inc.	1,160	42,236	(a)

Constant Contact Inc.	1,056	28,660	(a)
Conversant Inc.	3,950	135,287	(a)
Cornerstone OnDemand Inc.	1,792	61,663	(a)
Cvent Inc.	618	15,679	(a)
Dealertrack Technologies Inc.	1,816	78,833	(a)
Demand Media Inc.	278	2,460	(a)
Demandware Inc.	1,016	51,735	(a)
Dice Holdings Inc.	1,396	11,698	(a)
Digital River Inc.	1,135	16,480	(a)
E2open Inc.	795	7,401	(a)
EarthLink Holdings Corp.	3,517	12,028
eBay Inc.	65,572	3,713,342	(a)
Endurance International Group Holdings Inc.	1,038	16,888	(a)
Envestnet Inc.	1,149	51,705	(a)
Equinix Inc.	1,483	315,108	(a)
Everyday Health Inc.	259	3,618	(a)
Facebook Inc., Class A	113,218	8,948,751	(a)
Five9 Inc.	410	2,681	(a)
Global Eagle Entertainment Inc.	1,311	14,709	(a)
Gogo Inc.	1,926	32,472	(a)
Google Inc., Class A	16,495	9,705,823	(a)
Google Inc., Class C	16,493	9,522,398	(a)
GrubHub Inc.	307	10,512	(a)
GTT Communications Inc.	480	5,717	(a)
Internap Network Services Corp.	1,844	12,724	(a)
IntraLinks Holdings Inc.	1,316	10,660	(a)
j2 Global Inc.	1,607	79,322
Limelight Networks Inc.	2,099	4,901	(a)
Liquidity Services Inc.	821	11,289	(a)
LivePerson Inc.	1,883	23,707	(a)
LogMeIn Inc.	839	38,653	(a)
Marchex Inc., Class B	1,123	4,660
Marin Software Inc.	901	7,749	(a)
Marketo Inc.	883	28,521	(a)
Millennial Media Inc.	2,591	4,819	(a)
Monster Worldwide Inc.	3,080	16,940	(a)
Move Inc.	1,306	27,374	(a)
NIC Inc.	2,180	37,540
OPOWER Inc.	265	4,998	(a)
Perficient Inc.	1,185	17,763	(a)
Q2 Holdings Inc.	338	4,732	(a)
QuinStreet Inc.	1,269	5,266	(a)
Rackspace Hosting Inc.	3,310	107,740	(a)
RealNetworks Inc.	647	4,497	(a)
Reis Inc.	271	6,393
Rightside Group Ltd.	278	2,710	(a)
Rocket Fuel Inc.	632	9,986	(a)
SciQuest Inc.	947	14,243	(a)
Shutterstock Inc.	524	37,403	(a)
SPS Commerce Inc.	563	29,923	(a)
Stamps.com Inc.	485	15,404	(a)
TechTarget Inc.	584	5,017	(a)
Textura Corp.	642	16,949	(a)
Travelzoo Inc.	237	3,673	(a)
Tremor Video Inc.	1,210	2,831	(a)
TrueCar Inc.	265	4,757	(a)
Trulia Inc.	1,253	61,272	(a)
Unwired Planet Inc.	2,959	5,504	(a)

VeriSign Inc.	6,532	360,044	(a)
VistaPrint N.V.	1,124	61,584	(a)
Web.com Group Inc.	1,785	35,629	(a)
WebMD Health Corp.	1,312	54,855	(a)
XO Group Inc.	921	10,324	(a)
Xoom Corp.	1,065	23,377	(a)
Yahoo! Inc.	53,698	2,188,193	(a)
YuMe Inc.	615	3,075	(a)
Zix Corp.	1,922	6,573	(a)
		37,049,326
Investment Banking & Brokerage—0.4%
BGC Partners Inc., Class A	5,990	44,506
Cowen Group Inc., Class A	3,958	14,843	(a)
E*TRADE Financial Corp.	16,737	378,089	(a)
Evercore Partners Inc., Class A	1,124	52,828
FBR & Co.	214	5,889	(a)
FXCM Inc., Class A	1,565	24,805
GFI Group Inc.	2,701	14,612
Greenhill & Company Inc.	977	45,421
INTL. FCStone Inc.	520	9,006	(a)
Investment Technology Group Inc.	1,251	19,716	(a)
KCG Holdings Inc., Class A	1,529	15,489	(a)
Ladenburg Thalmann Financial Services Inc.	3,202	13,576	(a)
Marcus & Millichap Inc.	274	8,291	(a)
Moelis & Co.	252	8,606
Morgan Stanley	88,928	3,074,241
Oppenheimer Holdings Inc., Class A	333	6,743
Piper Jaffray Cos.	561	29,307	(a)
Raymond James Financial Inc.	3,506	187,851
RCS Capital Corp., Class A	309	6,959
Stifel Financial Corp.	2,226	104,377	(a)
SWS Group Inc.	992	6,835	(a)
The Charles Schwab Corp.	66,585	1,956,933
The Goldman Sachs Group Inc.	23,787	4,366,580
		10,395,503
IT Consulting & Other Services—0.6%
Accenture PLC, Class A	36,646	2,980,053
Acxiom Corp.	4,763	78,828	(a)
CACI International Inc., Class A	808	57,586	(a)
CIBER Inc.	2,753	9,443	(a)
Cognizant Technology Solutions Corp., Class A	35,313	1,580,963	(a)
Computer Task Group Inc.	544	6,038
Datalink Corp.	673	7,154	(a)
EPAM Systems Inc.	1,227	53,730	(a)
Forrester Research Inc.	378	13,933
Gartner Inc.	2,479	182,132	(a)
iGATE Corp.	1,270	46,634	(a)
International Business Machines Corp.	53,860	10,224,244
Leidos Holdings Inc.	1,733	59,494
Lionbridge Technologies Inc.	2,179	9,805	(a)
ManTech International Corp., Class A	826	22,261
Sapient Corp.	3,936	55,104	(a)
Science Applications International Corp.	2,562	113,317
ServiceSource International Inc.	2,437	7,872	(a)
Teradata Corp.	8,999	377,238	(a)
The Hackett Group Inc.	933	5,561
Unisys Corp.	1,764	41,295	(a)
Virtusa Corp.	894	31,791	(a)
		15,964,476

Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	752	14,912
International Speedway Corp., Class A	1,745	55,212
Intrawest Resorts Holdings Inc.	475	4,593	(a)
Life Time Fitness Inc.	2,388	120,451	(a)
Speedway Motorsports Inc.	377	6,431
Vail Resorts Inc.	1,226	106,368
		307,967
Leisure Products—0.1%
Arctic Cat Inc.	444	15,460
Black Diamond Inc.	775	5,859	(a)
Brunswick Corp.	5,748	242,221
Callaway Golf Co.	2,511	18,180
Escalade Inc.	332	4,004
Hasbro Inc.	6,706	368,796
JAKKS Pacific Inc.	594	4,217	(a)
Johnson Outdoors Inc., Class A	172	4,455
LeapFrog Enterprises Inc.	2,248	13,465	(a)
Malibu Boats Inc., Class A	300	5,556	(a)
Marine Products Corp.	246	1,941
Mattel Inc.	19,543	598,993
Nautilus Inc.	1,041	12,461	(a)
Polaris Industries Inc.	1,692	253,445
Smith & Wesson Holding Corp.	1,904	17,974	(a)
Sturm Ruger & Company Inc.	668	32,525
		1,599,552
Life & Health Insurance—0.4%
Aflac Inc.	26,272	1,530,344
American Equity Investment Life Holding Co.	2,557	58,504
Citizens Inc.	1,530	9,884	(a)
CNO Financial Group Inc.	7,407	125,623
FBL Financial Group Inc., Class A	328	14,662
Fidelity & Guaranty Life	383	8,177
Independence Holding Co.	243	3,229
Kansas City Life Insurance Co.	130	5,765
Lincoln National Corp.	15,156	812,058
MetLife Inc.	65,325	3,509,259
National Western Life Insurance Co., Class A	72	17,785
Primerica Inc.	3,386	163,273
Principal Financial Group Inc.	15,881	833,276
Protective Life Corp.	2,200	152,702
Prudential Financial Inc.	26,705	2,348,438
StanCorp Financial Group Inc.	1,212	76,574
Symetra Financial Corp.	2,551	59,515
The Phoenix Companies Inc.	183	10,259	(a)
Torchmark Corp.	7,551	395,446
Unum Group	14,792	508,549
		10,643,322
Life Sciences Tools & Services—0.2%
Accelerate Diagnostics Inc.	782	16,797	(a)
Affymetrix Inc.	2,397	19,128	(a)
Agilent Technologies Inc.	19,342	1,102,107
Albany Molecular Research Inc.	776	17,126	(a)
Bio-Rad Laboratories Inc., Class A	571	64,751	(a)
Cambrex Corp.	1,071	20,006	(a)
Charles River Laboratories International Inc.	1,302	77,781	(a)
Covance Inc.	1,577	124,110	(a)
Enzo Biochem Inc.	1,170	6,026	(a)
Fluidigm Corp.	966	23,667	(a)

Luminex Corp.	1,284	25,038	(a)
Mettler-Toledo International Inc.	805	206,185	(a)
NanoString Technologies Inc.	342	3,741	(a)
Pacific Biosciences of California Inc.	1,998	9,810	(a)
PAREXEL International Corp.	1,939	122,332	(a)
PerkinElmer Inc.	6,571	286,496
Sequenom Inc.	4,098	12,171	(a)
Techne Corp.	1,032	96,544
Thermo Fisher Scientific Inc.	23,153	2,817,720
Waters Corp.	4,871	482,814	(a)
		5,534,350
Managed Healthcare—0.4%
Aetna Inc.	20,586	1,667,466
Centene Corp.	1,634	135,148	(a)
Cigna Corp.	15,315	1,388,917
Health Net Inc.	2,240	103,286	(a)
HealthEquity Inc.	330	6,042	(a)
Humana Inc.	8,945	1,165,444
Magellan Health Inc.	949	51,939	(a)
Molina Healthcare Inc.	1,039	43,950	(a)
Triple-S Management Corp., Class B	847	16,855	(a)
Trupanion Inc.	227	1,930	(a)
UnitedHealth Group Inc.	56,406	4,865,018
Universal American Corp.	1,459	11,730	(a)
WellCare Health Plans Inc.	2,735	165,030	(a)
WellPoint Inc.	15,921	1,904,470
		11,527,225
Marine—0.0% *
Baltic Trading Ltd.	1,683	6,968
International Shipholding Corp.	207	3,703
Kirby Corp.	1,591	187,499	(a)
Knightsbridge Tankers Ltd.	1,175	10,399
Matson Inc.	1,486	37,195
Scorpio Bulkers Inc.	4,608	26,818	(a)
Ultrapetrol Bahamas Ltd.	807	2,518	(a)
		275,100
Metal & Glass Containers—0.0% *
AEP Industries Inc.	150	5,681	(a)
AptarGroup Inc.	1,814	110,110
Ball Corp.	8,014	507,046
Berry Plastics Group Inc.	3,054	77,083	(a)
Greif Inc., Class A	945	41,400
Myers Industries Inc.	958	16,899
Owens-Illinois Inc.	9,581	249,585	(a)
Silgan Holdings Inc.	1,210	56,870
		1,064,674
Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	1,010	17,978
Altisource Residential Corp.	1,976	47,424
American Capital Mortgage Investment Corp.	1,781	33,518
Anworth Mortgage Asset Corp.	4,417	21,157
Apollo Commercial Real Estate Finance Inc.	1,569	24,649
Apollo Residential Mortgage Inc.	1,104	17,035
Ares Commercial Real Estate Corp.	971	11,351
ARMOUR Residential REIT Inc.	12,421	47,821
Capstead Mortgage Corp.	3,338	40,857
Colony Financial Inc.	3,643	81,530
CYS Investments Inc.	5,635	46,432

Dynex Capital Inc.	1,818	14,690
Hannon Armstrong Sustainable Infrastructure Capital Inc.	741	10,241
Hatteras Financial Corp.	3,306	59,376
Invesco Mortgage Capital Inc.	4,268	67,093
iStar Financial Inc.	2,939	39,677	(a)
New Residential Investment Corp.	9,679	56,429
New York Mortgage Trust Inc.	3,136	22,673
Owens Realty Mortgage Inc.	361	5,144
PennyMac Mortgage Investment Trust	2,516	53,918
Redwood Trust Inc.	2,871	47,601
Resource Capital Corp.	4,567	22,241
Western Asset Mortgage Capital Corp.	1,449	21,416
		810,251
Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	12,594	732,971
Movies & Entertainment—0.6%
AMC Entertainment Holdings Inc., Class A	729	16,760
Carmike Cinemas Inc.	797	24,691	(a)
Cinedigm Corp., Class A	2,621	4,063	(a)
Cinemark Holdings Inc.	2,914	99,193
DreamWorks Animation SKG Inc., Class A	2,015	54,949	(a)
Live Nation Entertainment Inc.	4,026	96,705	(a)
Reading International Inc., Class A	655	5,502	(a)
Rentrak Corp.	344	20,963	(a)
SFX Entertainment Inc.	1,515	7,605	(a)
The Walt Disney Co.	91,680	8,162,270
Time Warner Inc.	49,626	3,732,371
Twenty-First Century Fox Inc., Class A	109,341	3,749,303
Viacom Inc., Class B	22,103	1,700,605
World Wrestling Entertainment Inc., Class A	1,004	13,825
		17,688,805
Multi-Line Insurance—0.3%
American Financial Group Inc.	2,090	120,990
American International Group Inc.	82,836	4,474,801
Assurant Inc.	4,158	267,359
Genworth Financial Inc., Class A	28,804	377,332	(a)
HCC Insurance Holdings Inc.	2,789	134,681
Horace Mann Educators Corp.	1,373	39,144
Kemper Corp.	2,993	102,211
Loews Corp.	17,721	738,257
National General Holdings Corp.	1,223	20,657
The Hartford Financial Services Group Inc.	25,964	967,159
		7,242,591
Multi-Sector Holdings—0.5%
Berkshire Hathaway Inc., Class B	105,840	14,620,737	(a)
Leucadia National Corp.	18,396	438,561
PICO Holdings Inc.	787	15,701	(a)
		15,074,999
Multi-Utilities—0.4%
Alliant Energy Corp.	3,094	171,439
Ameren Corp.	14,082	539,763
Avista Corp.	2,074	63,319
Black Hills Corp.	2,751	131,718
CenterPoint Energy Inc.	24,942	610,331
CMS Energy Corp.	15,991	474,293
Consolidated Edison Inc.	16,999	963,163
Dominion Resources Inc.	33,838	2,337,867
DTE Energy Co.	10,274	781,646
Integrys Energy Group Inc.	4,641	300,830

MDU Resources Group Inc.	5,408	150,397
NiSource Inc.	18,275	748,910
NorthWestern Corp.	1,329	60,283
PG&E Corp.	27,386	1,233,465
Public Service Enterprise Group Inc.	29,363	1,093,478
SCANA Corp.	8,218	407,695
Sempra Energy	13,427	1,414,937
TECO Energy Inc.	13,591	236,212
Vectren Corp.	2,310	92,169
Wisconsin Energy Corp.	13,089	562,827
		12,374,742
Office REITs—0.1%
Alexandria Real Estate Equities Inc.	2,001	147,574
BioMed Realty Trust Inc.	5,442	109,928
Boston Properties Inc.	8,882	1,028,180
Coresite Realty Corp.	722	23,732
Corporate Office Properties Trust	2,459	63,246
CyrusOne Inc.	1,116	26,829
DuPont Fabros Technology Inc.	2,189	59,191
Franklin Street Properties Corp.	3,136	35,186
Government Properties Income Trust	2,275	49,845
Gramercy Property Trust Inc.	4,046	23,305
Highwoods Properties Inc.	5,602	217,918
Hudson Pacific Properties Inc.	1,891	46,632
Kilroy Realty Corp.	2,320	137,901
Mack-Cali Realty Corp.	5,377	102,754
New York REIT Inc.	5,374	55,245
Parkway Properties Inc.	2,567	48,208
QTS Realty Trust Inc., Class A	423	12,838
SL Green Realty Corp.	2,644	267,890
		2,456,402
Office Services & Supplies—0.0% *
ACCO Brands Corp.	3,923	27,069	(a)
ARC Document Solutions Inc.	1,419	11,494	(a)
Herman Miller Inc.	3,647	108,863
HNI Corp.	2,776	99,908
Interface Inc.	2,287	36,912
Kimball International Inc., Class B	1,171	17,624
Knoll Inc.	1,672	28,942
MSA Safety Inc.	1,891	93,415
NL Industries Inc.	60	442
Pitney Bowes Inc.	11,761	293,907
Steelcase Inc., Class A	2,763	44,733
United Stationers Inc.	1,316	49,442
West Corp.	1,323	38,976
		851,727
Oil & Gas Drilling—0.1%
Atwood Oceanics Inc.	1,668	72,875	(a)
Diamond Offshore Drilling Inc.	3,852	132,008
Ensco PLC, Class A	13,564	560,329
Helmerich & Payne Inc.	6,276	614,232
Hercules Offshore Inc.	5,483	12,063	(a)
Independence Contract Drilling Inc.	240	2,820	(a)
Nabors Industries Ltd.	16,833	383,119
Parker Drilling Co.	4,128	20,392	(a)
Patterson-UTI Energy Inc.	4,075	132,560
Pioneer Energy Services Corp.	2,118	29,694	(a)
Rowan Companies PLC, Class A	3,482	88,129

Unit Corp.	1,286	75,424	(a)
Vantage Drilling Co.	7,347	9,331	(a)
		2,132,976
Oil & Gas Equipment & Services—0.6%
Aspen Aerogels Inc.	112	1,129	(a)
Baker Hughes Inc.	25,229	1,641,399
Basic Energy Services Inc.	1,093	23,707	(a)
Bristow Group Inc.	1,211	81,379
C&J Energy Services Inc.	1,576	48,147	(a)
Cameron International Corp.	11,779	781,890	(a)
CARBO Ceramics Inc.	1,223	72,438
Dawson Geophysical Co.	279	5,072
Dresser-Rand Group Inc.	2,137	175,790	(a)
Dril-Quip Inc.	1,115	99,681	(a)
Era Group Inc.	715	15,551	(a)
Exterran Holdings Inc.	1,981	87,778
FMC Technologies Inc.	13,650	741,331	(a)
Forum Energy Technologies Inc.	2,015	61,679	(a)
Geospace Technologies Corp.	445	15,642	(a)
Glori Energy Inc.	411	3,247	(a)
Gulf Island Fabrication Inc.	491	8,445
Gulfmark Offshore Inc., Class A	927	29,061
Halliburton Co.	49,389	3,186,084
Helix Energy Solutions Group Inc.	6,283	138,603	(a)
Hornbeck Offshore Services Inc.	1,250	40,913	(a)
ION Geophysical Corp.	4,477	12,491	(a)
Key Energy Services Inc.	4,536	21,954	(a)
Matrix Service Co.	923	22,263	(a)
McDermott International Inc.	8,175	46,761	(a)
Mitcham Industries Inc.	430	4,752	(a)
National Oilwell Varco Inc.	24,987	1,901,511
Natural Gas Services Group Inc.	442	10,639	(a)
Newpark Resources Inc.	2,931	36,462	(a)
Nuverra Environmental Solutions Inc.	520	7,670	(a)
Oceaneering International Inc.	3,012	196,292
Oil States International Inc.	1,508	93,345	(a)
PHI Inc.	442	18,188	(a)
Profire Energy Inc.	449	1,863	(a)
RigNet Inc.	409	16,544	(a)
Schlumberger Ltd.	75,263	7,653,494
SEACOR Holdings Inc.	696	52,061	(a)
Superior Energy Services Inc.	4,309	141,637
Tesco Corp.	1,189	23,602
TETRA Technologies Inc.	2,720	29,430	(a)
Tidewater Inc.	1,393	54,369
Willbros Group Inc.	1,326	11,046	(a)
		17,615,340
Oil & Gas Exploration & Production—1.0%
Abraxas Petroleum Corp.	3,097	16,352	(a)
American Eagle Energy Corp.	1,036	4,217	(a)
Anadarko Petroleum Corp.	29,381	2,980,409
Apache Corp.	22,204	2,084,289
Apco Oil and Gas International Inc.	352	4,537	(a)
Approach Resources Inc.	1,352	19,604	(a)
Bill Barrett Corp.	1,702	37,512	(a)
Bonanza Creek Energy Inc.	1,113	63,330	(a)
BPZ Resources Inc.	4,022	7,682	(a)
Cabot Oil & Gas Corp.	24,219	791,719

Callon Petroleum Co.	1,815	15,990	(a)
Carrizo Oil & Gas Inc.	1,551	83,475	(a)
Chesapeake Energy Corp.	30,181	693,861
Cimarex Energy Co.	5,051	639,103
Clayton Williams Energy Inc.	196	18,904	(a)
Comstock Resources Inc.	1,651	30,742
ConocoPhillips	71,391	5,462,839
Contango Oil & Gas Co.	596	19,811	(a)
Denbury Resources Inc.	20,412	306,792
Devon Energy Corp.	22,337	1,522,937
Diamondback Energy Inc.	1,429	106,861	(a)
Eclipse Resources Corp.	1,005	16,703	(a)
Emerald Oil Inc.	2,032	12,497	(a)
Energen Corp.	2,041	147,442
Energy XXI Bermuda Ltd.	3,238	36,751
EOG Resources Inc.	31,790	3,147,846
EQT Corp.	8,807	806,193
Evolution Petroleum Corp.	693	6,362
EXCO Resources Inc.	5,247	17,525
Forest Oil Corp.	4,349	5,088	(a)
FX Energy Inc.	1,948	5,922	(a)
Gastar Exploration Inc.	2,312	13,571	(a)
Goodrich Petroleum Corp.	1,200	17,784	(a)
Gulfport Energy Corp.	2,385	127,359	(a)
Halcon Resources Corp.	8,985	35,581	(a)
Harvest Natural Resources Inc.	1,429	5,244	(a)
Isramco Inc.	25	3,054	(a)
Jones Energy Inc., Class A	378	7,099	(a)
Kodiak Oil & Gas Corp.	9,079	123,202	(a)
Magnum Hunter Resources Corp.	6,851	38,160	(a)
Marathon Oil Corp.	39,113	1,470,258
Matador Resources Co.	2,485	64,237	(a)
Midstates Petroleum Company Inc.	1,273	6,429	(a)
Miller Energy Resources Inc.	1,114	4,902	(a)
Murphy Oil Corp.	9,690	551,458
Newfield Exploration Co.	7,913	293,335	(a)
Noble Energy Inc.	20,925	1,430,433
Northern Oil and Gas Inc.	2,109	29,990	(a)
Panhandle Oil and Gas Inc., Class A	237	14,149
Parsley Energy Inc., Class A	1,804	38,479	(a)
PDC Energy Inc.	1,208	60,750	(a)
Penn Virginia Corp.	2,260	28,725	(a)
PetroQuest Energy Inc.	2,084	11,712	(a)
Pioneer Natural Resources Co.	8,302	1,635,245
QEP Resources Inc.	9,618	296,042
Quicksilver Resources Inc.	4,291	2,587	(a)
Range Resources Corp.	9,789	663,792
Resolute Energy Corp.	2,671	16,747	(a)
Rex Energy Corp.	1,681	21,298	(a)
Ring Energy Inc.	691	10,185	(a)
Rosetta Resources Inc.	3,804	169,506	(a)
RSP Permian Inc.	757	19,349	(a)
Sanchez Energy Corp.	1,737	45,614	(a)
SM Energy Co.	1,879	146,562
Southwestern Energy Co.	20,492	716,195	(a)
Stone Energy Corp.	1,932	60,588	(a)
Swift Energy Co.	1,484	14,246	(a)
Synergy Resources Corp.	2,290	27,915	(a)

TransAtlantic Petroleum Ltd.	764	6,868	(a)
Triangle Petroleum Corp.	2,605	28,681	(a)
Vaalco Energy Inc.	1,729	14,697	(a)
W&T Offshore Inc.	1,206	13,266
Warren Resources Inc.	2,614	13,854	(a)
WPX Energy Inc.	5,659	136,156	(a)
		27,548,599
Oil & Gas Refining & Marketing—0.2%
Adams Resources & Energy Inc.	80	3,543
Alon USA Energy Inc.	931	13,369
Amyris Inc.	965	3,657	(a)
Clean Energy Fuels Corp.	2,489	19,414	(a)
Delek US Holdings Inc.	2,010	66,571
Green Plains Inc.	1,288	48,158
HollyFrontier Corp.	5,537	241,856
Marathon Petroleum Corp.	16,448	1,392,652
Pacific Ethanol Inc.	793	11,070	(a)
Phillips 66	32,446	2,638,184
Renewable Energy Group Inc.	1,219	12,373	(a)
REX American Resources Corp.	216	15,742	(a)
Tesoro Corp.	7,426	452,838
Valero Energy Corp.	30,650	1,418,176
Vertex Energy Inc.	440	3,063	(a)
Western Refining Inc.	1,825	76,632
World Fuel Services Corp.	2,018	80,559
		6,497,857
Oil & Gas Storage & Transportation—0.2%
Dorian LPG Ltd.	252	4,491	(a)
Frontline Ltd.	2,280	2,873	(a)
GasLog Ltd.	1,474	32,443
Kinder Morgan Inc.	38,191	1,464,243
Nordic American Tankers Ltd.	3,076	24,454
ONEOK Inc.	12,064	790,795
Scorpio Tankers Inc.	5,826	48,414
SemGroup Corp., Class A	1,459	121,491
Ship Finance International Ltd.	2,005	33,925
Spectra Energy Corp.	38,925	1,528,195
Teekay Tankers Ltd., Class A	2,173	8,105
The Williams Companies Inc.	39,046	2,161,196
		6,220,625
Other Diversified Financial Services—0.0% *
Tiptree Financial Inc., Class A	241	1,991
Packaged Foods & Meats—0.6%
Annie’s Inc.	584	26,806	(a)
B&G Foods Inc.	1,852	51,023
Boulder Brands Inc.	2,029	27,655	(a)
Cal-Maine Foods Inc.	532	47,524
Calavo Growers Inc.	473	21,351
Campbell Soup Co.	10,385	443,751
Chiquita Brands International Inc.	1,536	21,811	(a)
ConAgra Foods Inc.	24,598	812,718
Dean Foods Co.	5,808	76,956
Diamond Foods Inc.	756	21,629	(a)
Farmer Bros Co.	252	7,295	(a)
Flowers Foods Inc.	5,142	94,407
General Mills Inc.	35,558	1,793,901
Hormel Foods Corp.	7,814	401,561
Inventure Foods Inc.	493	6,389	(a)

J&J Snack Foods Corp.	514	48,090
John B Sanfilippo & Son Inc.	274	8,867
Kellogg Co.	14,874	916,238
Keurig Green Mountain Inc.	7,072	920,279
Kraft Foods Group Inc.	34,463	1,943,713
Lancaster Colony Corp.	1,169	99,692
Lifeway Foods Inc.	157	2,178	(a)
McCormick & Company Inc.	7,501	501,817
Mead Johnson Nutrition Co.	11,729	1,128,564
Mondelez International Inc., Class A	97,872	3,353,584
Omega Protein Corp.	717	8,963	(a)
Post Holdings Inc.	2,764	91,710	(a)
Sanderson Farms Inc.	784	68,953
Seaboard Corp.	9	24,075	(a)
Seneca Foods Corp., Class A	273	7,808	(a)
Snyder’s-Lance Inc.	1,643	43,540
The Hain Celestial Group Inc.	1,404	143,699	(a)
The Hershey Co.	8,660	826,424
The JM Smucker Co.	5,911	585,130
The WhiteWave Foods Co., Class A	4,856	176,418	(a)
Tootsie Roll Industries Inc.	1,218	34,092
TreeHouse Foods Inc.	1,429	115,035	(a)
Tyson Foods Inc., Class A	17,025	670,274
		15,573,920
Paper Packaging—0.1%
Avery Dennison Corp.	5,422	242,092
Bemis Company Inc.	5,854	222,569
Graphic Packaging Holding Co.	11,170	138,843	(a)
MeadWestvaco Corp.	9,743	398,879
Packaging Corporation of America	2,744	175,122
Rock-Tenn Co., Class A	3,996	190,130
Sealed Air Corp.	12,332	430,140
Sonoco Products Co.	2,828	111,112
UFP Technologies Inc.	197	4,330	(a)
		1,913,217
Paper Products—0.1%
Clearwater Paper Corp.	704	42,317	(a)
Domtar Corp.	1,800	63,234
International Paper Co.	24,790	1,183,475
KapStone Paper and Packaging Corp.	2,873	80,358	(a)
Neenah Paper Inc.	566	30,270
PH Glatfelter Co.	1,483	32,552
Resolute Forest Products Inc.	2,121	33,172	(a)
Schweitzer-Mauduit International Inc.	1,049	43,334
Wausau Paper Corp.	1,464	11,610
		1,520,322
Personal Products—0.1%
Avon Products Inc.	25,215	317,709
Elizabeth Arden Inc.	902	15,100	(a)
IGI Laboratories Inc.	1,088	10,140	(a)
Inter Parfums Inc.	579	15,923
Medifast Inc.	456	14,970	(a)
Nature’s Sunshine Products Inc.	313	4,642
Nutraceutical International Corp.	300	6,273	(a)
Revlon Inc., Class A	390	12,359	(a)
Synutra International Inc.	640	2,899	(a)
The Estee Lauder Companies Inc., Class A	13,060	975,843
The Female Health Co.	853	2,977
USANA Health Sciences Inc.	193	14,216	(a)
		1,393,051

Pharmaceuticals—2.3%
AbbVie Inc.	92,418	5,338,064
AcelRx Pharmaceuticals Inc.	849	4,661	(a)
Achaogen Inc.	231	2,070	(a)
Actavis PLC	15,334	3,699,788	(a)
Aerie Pharmaceuticals Inc.	359	7,428	(a)
Akorn Inc.	2,111	76,566	(a)
Alimera Sciences Inc.	895	4,851	(a)
Allergan Inc.	17,239	3,071,817
Amphastar Pharmaceuticals Inc.	254	2,959	(a)
Ampio Pharmaceuticals Inc.	1,402	4,949	(a)
ANI Pharmaceuticals Inc.	236	6,674	(a)
Aratana Therapeutics Inc.	933	9,367	(a)
Auxilium Pharmaceuticals Inc.	1,717	51,252	(a)
AVANIR Pharmaceuticals Inc.	5,809	69,243	(a)
Bio-Path Holdings Inc.	2,492	5,009	(a)
BioDelivery Sciences International Inc.	1,401	23,943	(a)
Bristol-Myers Squibb Co.	96,275	4,927,355
Catalent Inc.	1,654	41,400	(a)
Cempra Inc.	756	8,286	(a)
Corcept Therapeutics Inc.	2,016	5,403	(a)
Depomed Inc.	1,960	29,772	(a)
Egalet Corp.	175	998	(a)
Eli Lilly & Co.	57,080	3,701,638
Endocyte Inc.	1,309	7,959	(a)
Furiex Pharmaceuticals Inc.	244	2,440	(a,d)
Horizon Pharma PLC	2,244	27,556	(a)
Hospira Inc.	9,811	510,466	(a)
Impax Laboratories Inc.	2,411	57,165	(a)
Intersect ENT Inc.	165	2,558	(a)
Intra-Cellular Therapies Inc.	583	7,993	(a)
Johnson & Johnson	163,728	17,451,768
Lannett Company Inc.	886	40,472	(a)
Mallinckrodt PLC	6,566	591,925	(a)
Merck & Company Inc.	167,464	9,927,266
Mylan Inc.	21,690	986,678	(a)
Nektar Therapeutics	4,277	51,623	(a)
Omeros Corp.	1,169	14,870	(a)
Pacira Pharmaceuticals Inc.	1,212	117,467	(a)
Pain Therapeutics Inc.	1,283	5,017	(a)
Pernix Therapeutics Holdings Inc.	1,141	8,763	(a)
Perrigo Co. PLC	7,765	1,166,225
Pfizer Inc.	368,110	10,885,013
Phibro Animal Health Corp., Class A	500	11,205
Pozen Inc.	999	7,333	(a)
Prestige Brands Holdings Inc.	1,786	57,813	(a)
Relypsa Inc.	580	12,232	(a)
Repros Therapeutics Inc.	828	8,197	(a)
Revance Therapeutics Inc.	288	5,567	(a)
Sagent Pharmaceuticals Inc.	751	23,356	(a)
Salix Pharmaceuticals Ltd.	1,776	277,482	(a)
Sciclone Pharmaceuticals Inc.	1,782	12,278	(a)
Sucampo Pharmaceuticals Inc., Class A	578	3,757	(a)
Supernus Pharmaceuticals Inc.	1,002	8,707	(a)
Tetraphase Pharmaceuticals Inc.	756	15,082	(a)
The Medicines Co.	2,189	48,858	(a)
TherapeuticsMD Inc.	3,641	16,894	(a)
Theravance Inc.	2,835	48,450
Vivus Inc.	3,112	12,012	(a)

XenoPort Inc.	2,036	10,954	(a)
Zoetis Inc.	29,078	1,074,432
Zogenix Inc.	4,216	4,848	(a)
ZS Pharma Inc.	216	8,474	(a)
		64,624,648
Precious Metals & Minerals—0.0% *
Stillwater Mining Co.	4,061	61,037	(a)
Property & Casualty Insurance—0.3%
ACE Ltd.	19,489	2,043,811
Ambac Financial Group Inc.	1,553	34,321	(a)
AMERISAFE Inc.	636	24,874
Amtrust Financial Services Inc.	1,012	40,298
Argo Group International Holdings Ltd.	883	44,424
Aspen Insurance Holdings Ltd.	1,837	78,568
Atlas Financial Holdings Inc.	397	5,494	(a)
Baldwin & Lyons Inc., Class B	306	7,558
Cincinnati Financial Corp.	8,542	401,901
Donegal Group Inc., Class A	272	4,178
EMC Insurance Group Inc.	166	4,794
Employers Holdings Inc.	1,068	20,559
Federated National Holding Co., Class C	445	12,500
First American Financial Corp.	6,635	179,941
Global Indemnity PLC	281	7,090	(a)
Hallmark Financial Services Inc.	511	5,268	(a)
HCI Group Inc.	324	11,661
Heritage Insurance Holdings Inc.	230	3,464	(a)
Hilltop Holdings Inc.	2,322	46,556	(a)
Infinity Property & Casualty Corp.	399	25,540
Meadowbrook Insurance Group Inc.	1,730	10,121
Mercury General Corp.	1,021	49,835
National Interstate Corp.	225	6,278
Old Republic International Corp.	6,782	96,847
OneBeacon Insurance Group Ltd., Class A	783	12,066
RLI Corp.	1,446	62,597
Safety Insurance Group Inc.	444	23,936
Selective Insurance Group Inc.	1,875	41,513
State Auto Financial Corp.	519	10,645
Stewart Information Services Corp.	756	22,189
The Allstate Corp.	25,188	1,545,788
The Chubb Corp.	13,961	1,271,568
The Hanover Insurance Group Inc.	1,221	74,994
The Navigators Group Inc.	357	21,956	(a)
The Progressive Corp.	31,247	789,924
The Travelers Companies Inc.	19,683	1,849,021
United Fire Group Inc.	698	19,383
United Insurance Holdings Corp.	569	8,535
Universal Insurance Holdings Inc.	1,070	13,835
WR Berkley Corp.	2,844	135,943
XL Group PLC	15,413	511,249
		9,581,023
Publishing—0.1%
AH Belo Corp., Class A	652	6,957
Daily Journal Corp.	37	6,679	(a)
Dex Media Inc.	515	4,923	(a)
Gannett Company Inc.	13,163	390,546
Global Sources Ltd.	575	3,858	(a)
John Wiley & Sons Inc., Class A	1,316	73,841
Lee Enterprises Inc.	1,832	6,192	(a)
Martha Stewart Living Omnimedia Inc., Class A	1,069	3,848	(a)

Meredith Corp.	2,252	96,386
New Media Investment Group Inc.	1,196	19,890
News Corp., Class A	28,901	472,531	(a)
Scholastic Corp.	915	29,573
The EW Scripps Co., Class A	1,066	17,387	(a)
The McClatchy Co., Class A	2,117	7,113	(a)
The New York Times Co., Class A	8,402	94,270
Time Inc.	6,752	158,199	(a)
		1,392,193
Railroads—0.4%
CSX Corp.	58,029	1,860,410
Genesee & Wyoming Inc., Class A	1,425	135,817	(a)
Kansas City Southern	6,403	776,044
Norfolk Southern Corp.	17,971	2,005,563
Union Pacific Corp.	52,099	5,648,573
		10,426,407
Real Estate Development—0.0% *
AV Homes Inc.	379	5,552	(a)
Forestar Group Inc.	1,197	21,211	(a)
		26,763
Real Estate Services—0.0% *
CBRE Group Inc., Class A	16,187	481,402	(a)
Jones Lang LaSalle Inc.	1,250	157,925
Kennedy-Wilson Holdings Inc.	2,471	59,205
RE/MAX Holdings Inc., Class A	370	11,000
		709,532
Regional Banks—0.6%
1st Source Corp.	508	14,468
1st United Bancorp Inc.	1,104	9,406
American National Bankshares Inc.	261	5,938
Ameris Bancorp.	867	19,031
Ames National Corp.	293	6,549
Arrow Financial Corp.	400	10,024
Associated Banc-Corp.	4,319	75,237
Banc of California Inc.	901	10,479
Bancfirst Corp.	241	15,077
Bancorp Inc.	1,187	10,196	(a)
BancorpSouth Inc.	5,598	112,744
Bank of Hawaii Corp.	1,231	69,933
Bank of Marin Bancorp.	206	9,453
Bank of the Ozarks Inc.	2,709	85,388
Banner Corp.	668	25,698
BB&T Corp.	41,831	1,556,532
BBCN Bancorp Inc.	2,746	40,064
Blue Hills Bancorp Inc.	853	11,191	(a)
BNC Bancorp	675	10,570
Boston Private Financial Holdings Inc.	2,767	34,283
Bridge Bancorp Inc.	375	8,869
Bridge Capital Holdings	289	6,572	(a)
Bryn Mawr Bank Corp.	480	13,598
C1 Financial Inc.	55	997	(a)
Camden National Corp.	243	8,505
Capital Bank Financial Corp., Class A	832	19,868	(a)
Capital City Bank Group Inc.	345	4,671
Cardinal Financial Corp.	1,101	18,794
Cascade Bancorp	1,153	5,823	(a)
Cathay General Bancorp.	4,765	118,315
Centerstate Banks Inc.	1,210	12,523
Central Pacific Financial Corp.	553	9,915

Century Bancorp Inc., Class A	118	4,085
Chemical Financial Corp.	1,086	29,203
Citizens & Northern Corp.	458	8,702
City Holding Co.	539	22,708
City National Corp.	1,338	101,246
CNB Financial Corp.	508	7,976
CoBiz Financial Inc.	1,263	14,120
Columbia Banking System Inc.	1,807	44,832
Commerce Bancshares Inc.	2,198	98,130
Community Bank System Inc.	1,401	47,060
Community Trust Bancorp Inc.	542	18,227
CommunityOne Bancorp	379	3,343	(a)
ConnectOne Bancorp Inc.	718	13,678
CU Bancorp	321	6,035	(a)
Cullen/Frost Bankers Inc.	1,528	116,907
Customers Bancorp Inc.	875	15,715	(a)
CVB Financial Corp.	3,635	52,162
Eagle Bancorp Inc.	757	24,088	(a)
East West Bancorp Inc.	4,002	136,068
Enterprise Bancorp Inc.	268	5,049
Enterprise Financial Services Corp.	705	11,788
Fidelity Southern Corp.	562	7,699
Fifth Third Bancorp	48,430	969,569
Financial Institutions Inc.	450	10,116
First BanCorp	719	11,518
First Bancorp Inc.	362	6,035
First Busey Corp.	2,474	13,780
First Business Financial Services Inc.	132	5,795
First Citizens BancShares Inc., Class A	259	56,107
First Commonwealth Financial Corp.	3,265	27,393
First Community Bancshares Inc.	575	8,217
First Connecticut Bancorp Inc.	570	8,265
First Financial Bancorp.	1,998	31,628
First Financial Bankshares Inc.	2,209	61,388
First Financial Corp.	408	12,628
First Horizon National Corp.	6,637	81,502
First Interstate Bancsystem Inc.	636	16,899
First Merchants Corp.	1,251	25,283
First Midwest Bancorp Inc.	2,599	41,818
First NBC Bank Holding Co.	509	16,670	(a)
First Niagara Financial Group Inc.	9,921	82,642
FirstMerit Corp.	10,195	179,432
Flushing Financial Corp.	1,041	19,019
FNB Corp.	5,817	69,746
Fulton Financial Corp.	5,213	57,760
German American Bancorp Inc.	473	12,208
Glacier Bancorp Inc.	2,510	64,909
Great Southern Bancorp Inc.	368	11,165
Green Bancorp Inc.	74	1,269	(a)
Guaranty Bancorp	402	5,431
Hampton Roads Bankshares Inc.	1,498	2,292	(a)
Hancock Holding Co.	5,047	161,756
Hanmi Financial Corp.	1,091	21,995
Heartland Financial USA Inc.	525	12,537
Heritage Commerce Corp.	680	5,583
Heritage Financial Corp.	1,050	16,632
Heritage Oaks Bancorp	799	5,593
Home BancShares Inc.	1,860	54,703
HomeTrust Bancshares Inc.	722	10,548	(a)

Horizon Bancorp	324	7,465
Hudson Valley Holding Corp.	516	9,365
Huntington Bancshares Inc.	47,429	461,484
Iberiabank Corp.	1,062	66,386
Independent Bank Corp.	663	7,903
Independent Bank Corp.	827	29,540
Independent Bank Group Inc.	313	14,852
International Bancshares Corp.	3,450	85,094
Investors Bancorp Inc.	12,223	123,819
KeyCorp	50,902	678,524
Lakeland Bancorp Inc.	1,341	13,088
Lakeland Financial Corp.	571	21,412
M&T Bank Corp.	7,671	945,758
Macatawa Bank Corp.	964	4,627
MainSource Financial Group Inc.	690	11,902
MB Financial Inc.	2,234	61,837
Mercantile Bank Corp.	570	10,858
Merchants Bancshares Inc.	189	5,328
Metro Bancorp Inc.	487	11,810	(a)
MidSouth Bancorp Inc.	277	5,180
MidWestOne Financial Group Inc.	254	5,845
National Bank Holdings Corp., Class A	1,427	27,284
National Bankshares Inc.	258	7,162
National Penn Bancshares Inc.	4,065	39,471
NBT Bancorp Inc.	1,508	33,960
NewBridge Bancorp	1,135	8,615	(a)
Northrim BanCorp Inc.	232	6,132
OFG Bancorp	1,557	23,324
Old Line Bancshares Inc.	272	4,211
Old National Bancorp	3,822	49,571
OmniAmerican Bancorp Inc.	413	10,734
Opus Bank	165	5,054	(a)
Pacific Continental Corp.	618	7,941
Pacific Premier Bancorp Inc.	589	8,275	(a)
PacWest Bancorp	2,655	109,466
Palmetto Bancshares Inc.	176	2,489
Park National Corp.	437	32,959
Park Sterling Corp.	1,493	9,899
Peapack Gladstone Financial Corp.	407	7,123
Penns Woods Bancorp Inc.	165	6,971
Peoples Bancorp Inc.	386	9,167
Peoples Financial Services Corp.	254	11,681
Pinnacle Financial Partners Inc.	1,227	44,295
Preferred Bank	406	9,143	(a)
PrivateBancorp Inc.	2,421	72,412
Prosperity Bancshares Inc.	4,053	231,710
Regions Financial Corp.	80,035	803,551
Renasant Corp.	1,032	27,916
Republic Bancorp Inc., Class A	326	7,723
Republic First Bancorp Inc.	1,041	4,049	(a)
S&T Bancorp Inc.	1,023	24,000
Sandy Spring Bancorp Inc.	856	19,594
Seacoast Banking Corp. of Florida	645	7,050	(a)
ServisFirst Bancshares Inc.	60	1,728
Sierra Bancorp	404	6,771
Signature Bank	1,403	157,220	(a)
Simmons First National Corp., Class A	557	21,456
South State Corp.	832	46,525
Southside Bancshares Inc.	639	21,247

Southwest Bancorp. Inc.	691	11,332
State Bank Financial Corp.	1,141	18,530
Sterling Bancorp	2,894	37,014
Stock Yards Bancorp Inc.	490	14,749
Stonegate Bank	334	8,600
Suffolk Bancorp	429	8,327
Sun Bancorp Inc.	284	5,143	(a)
SunTrust Banks Inc.	30,797	1,171,210
Susquehanna Bancshares Inc.	6,221	62,210
SVB Financial Group	1,415	158,607	(a)
Synovus Financial Corp.	3,892	92,007
Talmer Bancorp Inc., Class A	664	9,183
TCF Financial Corp.	4,679	72,665
Texas Capital Bancshares Inc.	1,477	85,193	(a)
The Bank of Kentucky Financial Corp.	231	10,679
The First of Long Island Corp.	290	9,990
The PNC Financial Services Group Inc.	30,999	2,652,894
Tompkins Financial Corp.	524	23,098
Towne Bank	995	13,512
Trico Bancshares	545	12,328
Tristate Capital Holdings Inc.	736	6,676	(a)
Trustmark Corp.	4,212	97,023
UMB Financial Corp.	1,296	70,697
Umpqua Holdings Corp.	10,846	178,634
Union Bankshares Corp.	1,588	36,683
United Bankshares Inc.	2,335	72,222
United Community Banks Inc.	1,716	28,245
Univest Corp of Pennsylvania	557	10,444
Valley National Bancorp	12,170	117,927
ViewPoint Financial Group Inc.	1,378	32,989
Washington Trust Bancorp Inc.	494	16,297
Webster Financial Corp.	5,554	161,844
WesBanco Inc.	898	27,470
West Bancorporation Inc.	511	7,220
Westamerica Bancorporation	907	42,194
Western Alliance Bancorp	2,600	62,140	(a)
Wilshire Bancorp Inc.	2,398	22,134
Wintrust Financial Corp.	1,600	71,472
Yadkin Financial Corp.	681	12,367	(a)
Zions Bancorporation	11,801	342,937
		15,754,205
Reinsurance—0.0% *
Alleghany Corp.	457	191,095	(a)
Enstar Group Ltd.	295	40,214	(a)
Everest Re Group Ltd.	1,268	205,429
Greenlight Capital Re Ltd., Class A	979	31,729	(a)
Maiden Holdings Ltd.	1,726	19,124
Montpelier Re Holdings Ltd.	1,354	42,096
Platinum Underwriters Holdings Ltd.	912	55,513
Reinsurance Group of America Inc.	1,914	153,369
		738,569
Renewable Electricity—0.0% *
Ormat Technologies Inc.	607	15,946
Pattern Energy Group Inc.	1,356	41,928
TerraForm Power Inc., Class A	769	22,193	(a)
		80,067
Research & Consulting Services—0.1%
Acacia Research Corp.	1,705	26,393
CBIZ Inc.	1,403	11,042	(a)
CRA International Inc.	333	8,468	(a)

Equifax Inc.	7,082	529,309
Exponent Inc.	453	32,109
Franklin Covey Co.	372	7,287	(a)
FTI Consulting Inc.	2,540	88,798	(a)
Hill International Inc.	1,027	4,108	(a)
Huron Consulting Group Inc.	812	49,508	(a)
ICF International Inc.	695	21,399	(a)
Mistras Group Inc.	559	11,404	(a)
Navigant Consulting Inc.	1,699	23,633	(a)
Nielsen N.V.	17,705	784,863
Pendrell Corp.	5,867	7,862	(a)
Resources Connection Inc.	1,334	18,596
RPX Corp.	1,814	24,906	(a)
The Advisory Board Co.	1,263	58,843	(a)
The Corporate Executive Board Co.	2,103	126,327
The Dun & Bradstreet Corp.	2,105	247,274
VSE Corp.	141	6,912
		2,089,041
Residential REITs—0.2%
American Campus Communities Inc.	2,934	106,944
American Residential Properties Inc.	1,095	20,082	(a)
Apartment Investment & Management Co., Class A	8,480	269,834
Associated Estates Realty Corp.	2,032	35,580
AvalonBay Communities Inc.	7,622	1,074,473
Camden Property Trust	2,386	163,513
Campus Crest Communities Inc.	2,233	14,291
Education Realty Trust Inc.	3,983	40,945
Equity Residential	21,001	1,293,242
Essex Property Trust Inc.	3,691	659,766
Home Properties Inc.	1,600	93,184
Mid-America Apartment Communities Inc.	2,097	137,668
Silver Bay Realty Trust Corp.	1,146	18,577
Starwood Waypoint Residential Trust	1,344	34,957
Sun Communities Inc.	1,621	81,861
Trade Street Residential Inc.	624	4,455
UDR Inc.	7,019	191,268
UMH Properties Inc.	607	5,767
		4,246,407
Restaurants—0.5%
Biglari Holdings Inc.	60	20,386	(a)
BJ’s Restaurants Inc.	819	29,476	(a)
Bloomin’ Brands Inc.	2,658	48,748	(a)
Bob Evans Farms Inc.	852	40,334
Bravo Brio Restaurant Group Inc.	626	8,119	(a)
Brinker International Inc.	1,800	91,422
Buffalo Wild Wings Inc.	644	86,470	(a)
Carrols Restaurant Group Inc.	1,137	8,084	(a)
Chipotle Mexican Grill Inc.	1,804	1,202,528	(a)
Chuy’s Holdings Inc.	558	17,516	(a)
Cracker Barrel Old Country Store Inc.	639	65,938
Darden Restaurants Inc.	7,659	394,132
Del Frisco’s Restaurant Group Inc.	812	15,542	(a)
Denny’s Corp.	2,994	21,048	(a)
DineEquity Inc.	562	45,853
Domino’s Pizza Inc.	1,541	118,595
Einstein Noah Restaurant Group Inc.	374	7,540
El Pollo Loco Holdings Inc.	269	9,660	(a)
Famous Dave’s of America Inc.	160	4,307	(a)
Fiesta Restaurant Group Inc.	923	45,855	(a)
Ignite Restaurant Group Inc.	280	1,680	(a)

Jack in the Box Inc.	1,352	92,193
Jamba Inc.	628	8,930	(a)
Krispy Kreme Doughnuts Inc.	2,254	38,679	(a)
McDonald’s Corp.	57,005	5,404,644
Nathan’s Famous Inc.	114	7,717	(a)
Noodles & Co.	372	7,139	(a)
Panera Bread Co., Class A	716	116,507	(a)
Papa John’s International Inc.	1,055	42,189
Papa Murphy’s Holdings Inc.	196	1,999	(a)
Popeyes Louisiana Kitchen Inc.	818	33,129	(a)
Potbelly Corp.	513	5,982	(a)
Red Robin Gourmet Burgers Inc.	489	27,824	(a)
Ruby Tuesday Inc.	2,134	12,569	(a)
Ruth’s Hospitality Group Inc.	1,233	13,612
Sonic Corp.	1,879	42,014	(a)
Starbucks Corp.	43,610	3,290,811
Texas Roadhouse Inc.	2,340	65,146
The Cheesecake Factory Inc.	2,986	135,863
The Wendy’s Co.	7,670	63,354
Yum! Brands Inc.	25,523	1,837,145
Zoe’s Kitchen Inc.	200	6,152	(a)
		13,536,831
Retail REITs—0.2%
Acadia Realty Trust	1,966	54,222
Agree Realty Corp.	530	14,511
Alexander’s Inc.	73	27,296
AmREIT Inc.	665	15,275
Cedar Realty Trust Inc.	2,733	16,125
Equity One Inc.	4,248	91,884
Excel Trust Inc.	1,935	22,775
Federal Realty Investment Trust	1,889	223,771
General Growth Properties Inc.	36,464	858,727
Getty Realty Corp.	873	14,841
Glimcher Realty Trust	5,030	68,106
Inland Real Estate Corp.	3,060	30,325
Kimco Realty Corp.	23,830	522,115
Kite Realty Group Trust	1,145	27,755
National Retail Properties Inc.	3,488	120,580
Pennsylvania Real Estate Investment Trust	2,377	47,397
Ramco-Gershenson Properties Trust	2,487	40,414
Realty Income Corp.	6,209	253,265
Regency Centers Corp.	2,576	138,666
Retail Opportunity Investments Corp.	3,057	44,938
Rouse Properties Inc.	1,271	20,552
Saul Centers Inc.	334	15,611
Simon Property Group Inc.	18,060	2,969,425
Taubman Centers Inc.	1,766	128,918
The Macerich Co.	8,166	521,236
Urstadt Biddle Properties Inc., Class A	803	16,301
Washington Prime Group Inc.	4,304	75,234
Weingarten Realty Investors	3,145	99,068
		6,479,333
Security & Alarm Services—0.1%
The ADT Corp.	10,113	358,607
The Brink’s Co.	1,669	40,123
Tyco International Ltd.	25,747	1,147,544
		1,546,274
Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,408	26,456	(a)
Amkor Technology Inc.	2,942	24,742	(a)

Applied Materials Inc.	70,878	1,531,674
Axcelis Technologies Inc.	3,815	7,592	(a)
Brooks Automation Inc.	2,293	24,099
Cabot Microelectronics Corp.	835	34,611	(a)
Cascade Microtech Inc.	438	4,437	(a)
Cohu Inc.	860	10,294
Entegris Inc.	4,701	54,062	(a)
FormFactor Inc.	1,935	13,874	(a)
GT Advanced Technologies Inc.	4,615	49,980	(a)
KLA-Tencor Corp.	9,624	758,179
Lam Research Corp.	9,410	702,927
MKS Instruments Inc.	1,794	59,884
Nanometrics Inc.	820	12,382	(a)
PDF Solutions Inc.	1,050	13,241	(a)
Photronics Inc.	2,120	17,066	(a)
Rubicon Technology Inc.	928	3,944	(a)
Rudolph Technologies Inc.	1,110	10,046	(a)
SunEdison Inc.	6,973	131,650	(a)
Teradyne Inc.	5,716	110,833
Tessera Technologies Inc.	1,802	47,897
Ultra Clean Holdings Inc.	1,012	9,057	(a)
Ultratech Inc.	922	20,976	(a)
Veeco Instruments Inc.	1,371	47,916	(a)
Xcerra Corp.	1,786	17,485	(a)
		3,745,304
Semiconductors—0.8%
Advanced Micro Devices Inc.	17,344	59,143	(a)
Alpha & Omega Semiconductor Ltd.	694	6,524	(a)
Altera Corp.	17,937	641,786
Ambarella Inc.	994	43,408	(a)
Analog Devices Inc.	18,232	902,302
Applied Micro Circuits Corp.	2,717	19,019	(a)
Atmel Corp.	11,664	94,245	(a)
Audience Inc.	476	3,522	(a)
Broadcom Corp., Class A	31,222	1,261,993
Cavium Inc.	1,787	88,867	(a)
Ceva Inc.	699	9,395	(a)
Cirrus Logic Inc.	2,098	43,743	(a)
Cree Inc.	3,348	137,101	(a)
Cypress Semiconductor Corp.	9,401	92,835	(a)
Diodes Inc.	1,251	29,924	(a)
DSP Group Inc.	793	7,034	(a)
Entropic Communications Inc.	3,025	8,046	(a)
Exar Corp.	1,330	11,903	(a)
Fairchild Semiconductor International Inc.	7,586	117,811	(a)
First Solar Inc.	4,374	287,853	(a)
Inphi Corp.	1,079	15,516	(a)
Integrated Device Technology Inc.	8,688	138,574	(a)
Integrated Silicon Solution Inc.	1,001	13,754
Intel Corp.	287,424	10,008,104
International Rectifier Corp.	4,415	173,245	(a)
Intersil Corp., Class A	7,963	113,154
IXYS Corp.	834	8,757
Kopin Corp.	2,287	7,776	(a)
Lattice Semiconductor Corp.	4,077	30,577	(a)
Linear Technology Corp.	13,865	615,467
M/A-COM Technology Solutions Holdings Inc.	413	9,020	(a)
MaxLinear Inc., Class A	953	6,557	(a)
Micrel Inc.	1,530	18,406

Microchip Technology Inc.	11,625	549,049
Micron Technology Inc.	62,121	2,128,265	(a)
Microsemi Corp.	3,223	81,896	(a)
Monolithic Power Systems Inc.	1,312	57,794
NVE Corp.	161	10,391	(a)
NVIDIA Corp.	29,887	551,415
OmniVision Technologies Inc.	1,918	50,750	(a)
Peregrine Semiconductor Corp.	927	11,467	(a)
Pericom Semiconductor Corp.	740	7,208	(a)
PMC-Sierra Inc.	5,825	43,454	(a)
Power Integrations Inc.	1,030	55,527
QuickLogic Corp.	1,896	5,669	(a)
Rambus Inc.	3,919	48,909	(a)
RF Micro Devices Inc.	17,780	205,181	(a)
Semtech Corp.	4,150	112,672	(a)
Silicon Image Inc.	2,707	13,643	(a)
Silicon Laboratories Inc.	2,601	105,705	(a)
Skyworks Solutions Inc.	5,286	306,852
Spansion Inc., Class A	2,083	47,472	(a)
Synaptics Inc.	1,229	89,963	(a)
Texas Instruments Inc.	61,975	2,955,588
TriQuint Semiconductor Inc.	5,825	111,083	(a)
Vitesse Semiconductor Corp.	1,934	6,962	(a)
Xilinx Inc.	15,600	660,660
		23,242,936
Silver—0.0% *
Coeur Mining Inc.	3,513	17,425	(a)
Hecla Mining Co.	11,765	29,177
		46,602
Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	156	11,642
Coca-Cola Enterprises Inc.	13,114	581,737
Dr Pepper Snapple Group Inc.	11,318	727,861
Monster Beverage Corp.	8,356	765,995	(a)
National Beverage Corp.	376	7,332	(a)
PepsiCo Inc.	87,475	8,143,048
The Coca-Cola Co.	229,178	9,776,733
		20,014,348
Specialized Consumer Services—0.0% *
Ascent Capital Group Inc., Class A	478	28,776	(a)
Carriage Services Inc.	550	9,532
Collectors Universe Inc.	231	5,082
H&R Block Inc.	16,070	498,331
Liberty Tax Inc.	136	4,393	(a)
LifeLock Inc.	2,774	39,640	(a)
Regis Corp.	1,490	23,780
Service Corporation International	5,870	124,092
Sotheby’s	3,781	135,057
Steiner Leisure Ltd.	507	19,058	(a)
Weight Watchers International Inc.	953	26,150
		913,891
Specialized Finance—0.2%
CBOE Holdings Inc.	2,382	127,497
CME Group Inc.	18,319	1,464,696
Gain Capital Holdings Inc.	784	4,994
Intercontinental Exchange Inc.	6,586	1,284,599
MarketAxess Holdings Inc.	1,275	78,871
Marlin Business Services Corp.	311	5,697
McGraw Hill Financial Inc.	15,727	1,328,145
Moody’s Corp.	10,790	1,019,655
MSCI Inc.	3,256	153,097	(a)

NewStar Financial Inc.	949	10,667	(a)
PHH Corp.	1,980	44,273	(a)
Resource America Inc., Class A	475	4,422
The NASDAQ OMX Group Inc.	6,835	289,941
		5,816,554
Specialized REITs—0.3%
American Tower Corp.	23,021	2,155,456
CatchMark Timber Trust Inc., Class A	612	6,708
Corrections Corp of America	3,252	111,739
Crown Castle International Corp.	19,372	1,560,027
CubeSmart	4,994	89,792
EPR Properties	1,939	98,268
Extra Space Storage Inc.	3,074	158,526
Iron Mountain Inc.	10,057	328,361
Plum Creek Timber Company Inc.	10,279	400,984
Potlatch Corp.	2,543	102,254
Public Storage	8,412	1,395,046
Rayonier Inc.	3,535	110,080
Sovran Self Storage Inc.	1,131	84,101
The Geo Group Inc.	2,457	93,907
Weyerhaeuser Co.	30,707	978,325
		7,673,574
Specialty Chemicals—0.3%
A Schulman Inc.	972	35,148
Advanced Emissions Solutions Inc.	750	15,952	(a)
Albemarle Corp.	2,182	128,520
Ashland Inc.	1,998	207,992
Balchem Corp.	1,023	57,871
Chase Corp.	233	7,251
Chemtura Corp.	3,059	71,366	(a)
Cytec Industries Inc.	1,988	94,013
Ecolab Inc.	15,636	1,795,482
Ferro Corp.	2,480	35,935	(a)
Flotek Industries Inc.	1,854	48,334	(a)
FutureFuel Corp.	728	8,656
HB Fuller Co.	1,701	67,530
Innophos Holdings Inc.	739	40,711
Innospec Inc.	841	30,192
International Flavors & Fragrances Inc.	4,718	452,362
KMG Chemicals Inc.	329	5,356
Kraton Performance Polymers Inc.	1,111	19,787	(a)
Landec Corp.	909	11,135	(a)
Minerals Technologies Inc.	2,131	131,504
NewMarket Corp.	299	113,925
OM Group Inc.	1,097	28,467
OMNOVA Solutions Inc.	1,641	8,812	(a)
PolyOne Corp.	5,775	205,474
PPG Industries Inc.	7,999	1,573,723
Quaker Chemical Corp.	455	32,619
Rayonier Advanced Materials Inc.	1,188	39,097
RPM International Inc.	3,723	170,439
Senomyx Inc.	1,459	11,964	(a)
Sensient Technologies Corp.	3,031	158,673
Sigma-Aldrich Corp.	6,897	938,061
Stepan Co.	667	29,601
Taminco Corp.	979	25,552	(a)
The Sherwin-Williams Co.	4,826	1,056,846
The Valspar Corp.	2,126	167,933
Zep Inc.	782	10,964
		7,837,247

Specialty Stores—0.1%
Barnes & Noble Inc.	1,375	27,143	(a)
Big 5 Sporting Goods Corp.	609	5,706
Build-A-Bear Workshop Inc.	421	5,507	(a)
Cabela’s Inc.	1,327	78,160	(a)
Dick’s Sporting Goods Inc.	2,775	121,767
Five Below Inc.	1,839	72,843	(a)
Hibbett Sports Inc.	894	38,111	(a)
MarineMax Inc.	832	14,019	(a)
Office Depot Inc.	31,560	162,218	(a)
Outerwall Inc.	704	39,494	(a)
PetSmart Inc.	5,758	403,578
Signet Jewelers Ltd.	2,237	254,817
Sportsman’s Warehouse Holdings Inc.	330	2,223	(a)
Staples Inc.	37,529	454,101
The Container Store Group Inc.	593	12,910	(a)
Tiffany & Co.	6,539	629,771
Tractor Supply Co.	7,955	489,312
Vitamin Shoppe Inc.	1,061	47,098	(a)
West Marine Inc.	577	5,193	(a)
Winmark Corp.	84	6,174
		2,870,145
Steel—0.1%
AK Steel Holding Corp.	6,003	48,084	(a)
Allegheny Technologies Inc.	6,302	233,804
AM Castle & Co.	677	5,782	(a)
Ampco-Pittsburgh Corp.	272	5,440
Carpenter Technology Corp.	1,491	67,319
Cliffs Natural Resources Inc.	4,245	44,063
Commercial Metals Co.	7,249	123,740
Handy & Harman Ltd.	117	3,072	(a)
Haynes International Inc.	421	19,362
Nucor Corp.	18,483	1,003,257
Olympic Steel Inc.	331	6,809
Reliance Steel & Aluminum Co.	2,174	148,702
Ryerson Holding Corp.	325	4,160	(a)
Schnitzer Steel Industries Inc., Class A	891	21,429
Steel Dynamics Inc.	6,694	151,351
SunCoke Energy Inc.	2,361	53,004	(a)
TimkenSteel Corp.	1,058	49,186
United States Steel Corp.	4,047	158,521
Universal Stainless & Alloy Products Inc.	258	6,801	(a)
Walter Energy Inc.	2,338	5,471
Worthington Industries Inc.	3,151	117,280
		2,276,637
Systems Software—1.1%
A10 Networks Inc.	435	3,963	(a)
AVG Technologies N.V.	1,200	19,896	(a)
Barracuda Networks Inc.	273	7,002	(a)
CA Inc.	18,686	522,087
CommVault Systems Inc.	2,787	140,465	(a)
Covisint Corp.	223	925	(a)
Cyan Inc.	933	2,911	(a)
FleetMatics Group PLC	1,286	39,223	(a)
Fortinet Inc.	3,836	96,917	(a)
Gigamon Inc.	832	8,711	(a)
Imperva Inc.	762	21,892	(a)
Infoblox Inc.	1,873	27,627	(a)
Mavenir Systems Inc.	410	5,150	(a)

Microsoft Corp.	478,372	22,177,326
Oracle Corp.	188,795	7,227,073
Progress Software Corp.	1,772	42,368	(a)
Proofpoint Inc.	1,275	47,353	(a)
Qualys Inc.	692	18,407	(a)
Rally Software Development Corp.	852	10,233	(a)
Red Hat Inc.	10,989	617,032	(a)
Rovi Corp.	2,625	51,831	(a)
Symantec Corp.	40,144	943,785
TeleCommunication Systems Inc., Class A	1,802	5,028	(a)
The Rubicon Project Inc.	270	3,167	(a)
TubeMogul Inc.	89	1,023	(a)
Varonis Systems Inc.	197	4,157	(a)
VASCO Data Security International Inc.	1,021	19,174	(a)
		32,064,726
Technology Distributors—0.0% *
Agilysys Inc.	521	6,111	(a)
Anixter International Inc.	915	77,629
Arrow Electronics Inc.	2,761	152,821	(a)
Avnet Inc.	3,858	160,107
Electro Rent Corp.	561	7,725
Ingram Micro Inc., Class A	4,339	111,990	(a)
Insight Enterprises Inc.	1,413	31,976	(a)
PC Connection Inc.	329	7,064
ScanSource Inc.	972	33,621	(a)
Speed Commerce Inc.	1,819	5,002	(a)
SYNNEX Corp.	958	61,916	(a)
Tech Data Corp.	1,069	62,921	(a)
		718,883
Technology Hardware, Storage & Peripherals—1.6%
3D Systems Corp.	2,881	133,592	(a)
Apple Inc.	347,618	35,022,513
Cray Inc.	1,371	35,975	(a)
Diebold Inc.	1,790	63,223
Dot Hill Systems Corp.	2,056	7,772	(a)
Eastman Kodak Co.	608	13,358	(a)
Electronics for Imaging Inc.	1,570	69,347	(a)
EMC Corp.	117,771	3,445,979
Hewlett-Packard Co.	108,344	3,842,962
Immersion Corp.	946	8,117	(a)
Intevac Inc.	809	5,396	(a)
Lexmark International Inc., Class A	1,747	74,247
NCR Corp.	4,685	156,526	(a)
NetApp Inc.	18,534	796,221
Nimble Storage Inc.	320	8,310	(a)
QLogic Corp.	3,022	27,681	(a)
Quantum Corp.	7,630	8,851	(a)
SanDisk Corp.	13,017	1,275,015
Silicon Graphics International Corp.	1,068	9,858	(a)
Super Micro Computer Inc.	1,190	35,010	(a)
Violin Memory Inc.	2,755	13,417	(a)
Western Digital Corp.	12,779	1,243,652
		46,297,022
Textiles—0.0% *
Culp Inc.	310	5,626
Unifi Inc.	491	12,717	(a)
		18,343

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.	5,438	67,377
Bank Mutual Corp.	1,593	10,211
BankFinancial Corp.	670	6,955
BBX Capital Corp., Class A	238	4,148	(a)
Beneficial Mutual Bancorp Inc.	935	11,949	(a)
Berkshire Hills Bancorp Inc.	862	20,248
BofI Holding Inc.	490	35,628	(a)
Brookline Bancorp Inc.	2,437	20,836
Capitol Federal Financial Inc.	4,799	56,724
Charter Financial Corp.	537	5,746
Clifton Bancorp Inc.	886	11,155
Dime Community Bancshares Inc.	1,120	16,128
ESB Financial Corp.	486	5,677
EverBank Financial Corp.	3,130	55,276
Federal Agricultural Mortgage Corp., Class C	356	11,442
First Defiance Financial Corp.	329	8,886
First Financial Northwest Inc.	401	4,094
Flagstar Bancorp Inc.	688	11,579	(a)
Fox Chase Bancorp Inc.	315	5,138
Franklin Financial Corp.	313	5,825	(a)
Home Loan Servicing Solutions Ltd.	2,368	50,178
HomeStreet Inc.	502	8,579
Hudson City Bancorp Inc.	28,117	273,297
Kearny Financial Corp.	465	6,199	(a)
Ladder Capital Corp., Class A	510	9,639	(a)
Meridian Bancorp Inc.	759	8,015	(a)
Meta Financial Group Inc.	212	7,475
MGIC Investment Corp.	11,495	89,776	(a)
New York Community Bancorp Inc.	12,344	195,899
NMI Holdings Inc., Class A	1,726	14,930	(a)
Northfield Bancorp Inc.	1,850	25,197
Northwest Bancshares Inc.	3,148	38,091
OceanFirst Financial Corp.	463	7,366
Oritani Financial Corp.	1,493	21,036
PennyMac Financial Services Inc., Class A	456	6,680	(a)
People’s United Financial Inc.	18,002	260,489
Provident Financial Services Inc.	2,080	34,050
Radian Group Inc.	6,490	92,547
Stonegate Mortgage Corp.	484	6,287	(a)
Territorial Bancorp Inc.	314	6,371
Tree.com Inc.	187	6,712	(a)
TrustCo Bank Corp.	3,110	20,028
United Community Financial Corp.	1,704	7,975
United Financial Bancorp Inc.	1,831	23,235
Walker & Dunlop Inc.	628	8,346	(a)
Washington Federal Inc.	6,266	127,576
Waterstone Financial Inc.	1,171	13,525
WSFS Financial Corp.	304	21,770
		1,766,290
Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	2,138	61,360
The Goodyear Tire & Rubber Co.	16,020	361,812
		423,172
Tobacco—0.5%
22nd Century Group Inc.	1,416	3,568	(a)
Alliance One International Inc.	3,110	6,127	(a)
Altria Group Inc.	115,146	5,289,807
Lorillard Inc.	20,900	1,252,119
Philip Morris International Inc.	90,687	7,563,296

Reynolds American Inc.	17,889	1,055,451
Universal Corp.	1,454	64,543
Vector Group Ltd.	2,373	52,633
		15,287,544
Trading Companies & Distributors—0.1%
Aceto Corp.	966	18,663
Aircastle Ltd.	2,230	36,483
Applied Industrial Technologies Inc.	1,408	64,275
Beacon Roofing Supply Inc.	1,696	43,214	(a)
CAI International Inc.	577	11,165	(a)
DXP Enterprises Inc.	446	32,861	(a)
Fastenal Co.	15,846	711,485
GATX Corp.	1,249	72,904
General Finance Corp.	369	3,273	(a)
H&E Equipment Services Inc.	1,054	42,455
Houston Wire & Cable Co.	584	6,996
Kaman Corp.	942	37,021
MSC Industrial Direct Company Inc., Class A	1,427	121,951
NOW Inc.	2,973	90,409	(a)
Rush Enterprises Inc., Class A	1,150	38,468	(a)
Stock Building Supply Holdings Inc.	495	7,777	(a)
TAL International Group Inc.	1,173	48,386	(a)
Textainer Group Holdings Ltd.	738	22,967
Titan Machinery Inc.	594	7,716	(a)
United Rentals Inc.	5,576	619,494	(a)
Watsco Inc.	1,633	140,732
WW Grainger Inc.	3,535	889,583
		3,068,278
Trucking—0.0% *
ArcBest Corp.	896	33,421
Celadon Group Inc.	718	13,965
Con-way Inc.	1,604	76,190
Heartland Express Inc.	1,871	44,829
JB Hunt Transport Services Inc.	2,568	190,160
Knight Transportation Inc.	2,015	55,191
Landstar System Inc.	1,246	89,949
Marten Transport Ltd.	779	13,874
Old Dominion Freight Line Inc.	1,898	134,075	(a)
PAM Transportation Services Inc.	108	3,915	(a)
Patriot Transportation Holding Inc.	243	8,242	(a)
Quality Distribution Inc.	942	12,039	(a)
Roadrunner Transportation Systems Inc.	959	21,856	(a)
Ryder System Inc.	3,087	277,737
Saia Inc.	845	41,878	(a)
Swift Transportation Co.	2,936	61,597	(a)
Universal Truckload Services Inc.	207	5,020
USA Truck Inc.	213	3,734	(a)
Werner Enterprises Inc.	2,703	68,116
YRC Worldwide Inc.	1,081	21,966	(a)
		1,177,754
Water Utilities—0.0% *
American States Water Co.	1,339	40,732
Aqua America Inc.	4,947	116,403
Artesian Resources Corp., Class A	286	5,760
California Water Service Group	1,653	37,093
Connecticut Water Service Inc.	360	11,700
Middlesex Water Co.	579	11,349
SJW Corp.	537	14,429
York Water Co.	449	8,980
		246,446

Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	859	6,125	(a)
Leap Wireless International Inc.	1,991	5,017	(a,d)
NTELOS Holdings Corp.	612	6,512
RingCentral Inc., Class A	961	12,214	(a)
Shenandoah Telecommunications Co.	823	20,419
Spok Holdings Inc.	767	9,979
Telephone & Data Systems Inc.	2,742	65,698
		125,964

Total Common Stock (Cost $829,083,153)		1,107,443,877

Warrant—0.0% *
Oil & Gas Exploration & Production—0.0% *
Magnum Hunter Resources Corp.	694	—	(**,a,d)

Total Warrants (Cost $0)		—	(**)

Total Domestic Equity (Cost $829,083,153)		1,107,443,877

Foreign Equity—24.5%
Common Stock—24.1%
Advertising—0.1%
Cheil Worldwide Inc.	3,970	84,023	(a)
Dentsu Inc.	9,200	350,366
Hakuhodo DY Holdings Inc.	8,600	87,045
JCDecaux S.A.	2,567	81,053
Publicis Groupe S.A.	7,217	494,647
REA Group Ltd.	842	31,832
WPP PLC	45,687	915,271
		2,044,237
Aerospace & Defense—0.2%
Airbus Group N.V.	19,796	1,244,581
AviChina Industry & Technology Company Ltd., Class H	76,000	54,165
BAE Systems PLC	127,350	969,347
Bombardier Inc., Class B	51,880	175,015
CAE Inc.	8,733	106,120
Cobham PLC	43,606	205,289
Embraer S.A.	22,900	225,765
Finmeccanica S.p.A.	15,038	145,544	(a)
Korea Aerospace Industries Ltd.	1,660	64,045
Meggitt PLC	31,899	232,672
Rolls-Royce Holdings PLC	74,623	1,161,406
Safran S.A.	9,971	646,559
Singapore Technologies Engineering Ltd.	63,000	180,095
Thales S.A.	3,301	175,714
Zodiac Aerospace	6,235	198,857
		5,785,174
Agricultural & Farm Machinery—0.0% *
CNH Industrial N.V.	35,038	277,579
Kubota Corp.	41,000	649,050
		926,629
Agricultural Products—0.0% *
Astra Agro Lestari Tbk PT	15,000	28,288
Charoen Pokphand Indonesia Tbk PT	289,500	100,852
China Agri-Industries Holdings Ltd.	83,000	31,488
Felda Global Ventures Holdings Bhd	47,900	51,569
Genting Plantations Bhd	8,500	25,729

Golden Agri-Resources Ltd.	324,000	130,943
IOI Corp Bhd	127,900	187,520
Kuala Lumpur Kepong Bhd	18,200	116,950
Wilmar International Ltd.	95,000	229,859
		903,198
Air Freight & Logistics—0.1%
Deutsche Post AG	34,385	1,096,197
Hyundai Glovis Company Ltd.	540	164,649
Royal Mail PLC	25,195	159,619
TNT Express N.V.	14,146	89,255
Toll Holdings Ltd.	25,348	124,960
Yamato Holdings Company Ltd.	16,000	297,883
		1,932,563
Airlines—0.1%
Air China Ltd., Class H	70,000	44,331
AirAsia Bhd	48,500	37,376
ANA Holdings Inc.	46,000	106,909
Cathay Pacific Airways Ltd.	54,000	99,348
China Airlines Ltd.	104,000	34,889	(a)
Deutsche Lufthansa AG	12,521	196,637
easyJet PLC	5,802	133,515
Eva Airways Corp.	65,000	34,387	(a)
International Consolidated Airlines Group S.A.	37,196	221,251	(a)
Japan Airlines Company Ltd.	5,000	136,788
Korean Air Lines Company Ltd.	1,328	45,216	(a)
Latam Airlines Group S.A.	11,360	130,181	(a)
Qantas Airways Ltd.	41,362	50,215	(a)
Singapore Airlines Ltd.	19,000	146,261
Turk Hava Yollari	23,896	67,813	(a)
		1,485,117
Airport Services—0.0% *
Aeroports de Paris	1,084	129,820
Airports of Thailand PCL NVDR	16,100	118,363
Auckland International Airport Ltd.	32,076	96,217
Beijing Capital International Airport Company Ltd., Class H	64,000	48,803
Fraport AG Frankfurt Airport Services Worldwide	1,434	94,042
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	72,118
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	96,772
Malaysia Airports Holdings Bhd	36,000	82,195
Sydney Airport	21,887	81,669
TAV Havalimanlari Holding AS	6,264	50,199
		870,198
Alternative Carriers—0.0% *
Iliad S.A.	984	207,608
Inmarsat PLC	16,632	188,654
Intelsat S.A.	931	15,958	(a)
Ziggo N.V.	6,053	283,514
		695,734
Aluminum—0.0% *
Alumina Ltd.	91,959	136,129	(a)
Aluminum Corporation of China Ltd., Class H	152,000	61,837	(a)
Hindalco Industries Ltd.	39,321	98,976
Norsk Hydro ASA	54,643	305,593
		602,535
Apparel Retail—0.1%
ABC-Mart Inc.	1,000	51,065
Belle International Holdings Ltd.	203,000	228,522
Fast Retailing Company Ltd.	1,700	569,553
Hennes & Mauritz AB, Class B	35,474	1,468,395
Inditex S.A.	36,599	1,010,427

Mr Price Group Ltd.	8,676	162,711
Shimamura Company Ltd.	800	73,533
The Foschini Group Ltd.	7,514	77,827
Truworths International Ltd.	16,087	96,620
		3,738,653
Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	7,805	582,465
Burberry Group PLC	18,509	451,474
Christian Dior S.A.	2,086	349,510
Cie Financiere Richemont S.A.	19,430	1,586,900
Gildan Activewear Inc.	4,621	253,348
Hugo Boss AG	1,300	162,088
Kering	3,052	615,441
Li & Fung Ltd.	228,000	258,974
LPP S.A.	33	98,682
Luxottica Group S.p.A.	6,436	334,582
LVMH Moet Hennessy Louis Vuitton S.A.	10,069	1,635,284
Michael Kors Holdings Ltd.	11,927	851,469	(a)
Pandora A/S	4,000	312,352
The Swatch Group AG	1,211	573,409
The Swatch Group AG	1,612	140,710
		8,206,688
Application Software—0.1%
Dassault Systemes S.A.	5,024	322,786
Gemalto N.V.	3,114	285,971
Globant S.A.	179	2,519	(a)
NICE-Systems Ltd.	2,227	90,875
Open Text Corp.	4,812	266,747
SAP SE	33,345	2,406,877
Sapiens International Corp. N.V.	832	6,157	(a)
The Sage Group PLC	47,625	281,307
Xero Ltd.	1,156	19,399	(a)
		3,682,638
Asset Management & Custody Banks—0.1%
3i Group PLC	38,166	236,370
Aberdeen Asset Management PLC	38,224	246,602
Brait SE	12,888	83,078	(a)
CETIP SA - Mercados Organizados	8,010	99,079
China Cinda Asset Management Company Ltd., Class H	158,000	69,456	(a)
CI Financial Corp.	6,077	183,634
Hargreaves Lansdown PLC	9,137	139,445
IGM Financial Inc.	4,620	199,674
Julius Baer Group Ltd.	9,628	429,888
Mirae Asset Securities Company Ltd.	1,260	53,000
Partners Group Holding AG	704	184,880
SBI Holdings Inc.	7,800	87,411
Schroders PLC	2,761	106,605
		2,119,122
Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	8,300	299,529
Continental AG	4,296	813,908
Denso Corp.	19,000	876,429
GKN PLC	61,788	318,183
Halla Visteon Climate Control Corp.	1,200	58,123
Hyundai Mobis Company Ltd.	2,478	603,273
Hyundai Wia Corp.	628	127,786
Koito Manufacturing Company Ltd.	4,000	108,794
Magna International Inc.	7,689	731,368
NGK Spark Plug Company Ltd.	7,000	205,936

NHK Spring Company Ltd.	6,000	58,862
NOK Corp.	4,000	91,811
Stanley Electric Company Ltd.	5,300	114,719
Toyoda Gosei Company Ltd.	2,500	48,795
Toyota Industries Corp.	6,800	328,908
Valeo S.A.	2,941	326,840
		5,113,264
Automobile Manufacturers—0.7%
Astra International Tbk PT	847,000	489,410
Bayerische Motoren Werke AG	13,347	1,426,676
Brilliance China Automotive Holdings Ltd.	122,000	212,417
Byd Company Ltd., Class H	19,500	129,337
China Motor Corp.	19,000	16,914
Chongqing Changan Automobile Company Ltd., Class B	30,000	64,442
Daihatsu Motor Company Ltd.	8,000	126,924
Daimler AG	36,366	2,777,599
Dongfeng Motor Group Company Ltd., Class H	114,000	186,912
Fiat S.p.A.	34,881	336,226	(a)
Ford Otomotiv Sanayi AS	2,547	29,190	(a)
Fuji Heavy Industries Ltd.	23,600	781,647
Geely Automobile Holdings Ltd.	185,000	77,367
Great Wall Motor Company Ltd., Class H	41,500	160,826
Guangzhou Automobile Group Company Ltd., Class H	82,000	79,119
Honda Motor Company Ltd.	60,300	2,068,506
Hyundai Motor Co.	5,195	936,000
Isuzu Motors Ltd.	24,000	339,355
Kia Motors Corp.	10,653	541,056
Mahindra & Mahindra Ltd.	11,419	250,480
Mazda Motor Corp.	21,600	543,238
Mitsubishi Motors Corp.	21,900	265,598
Nissan Motor Company Ltd.	94,900	918,478
Peugeot S.A.	17,786	227,620	(a)
Renault S.A.	7,493	542,127
Suzuki Motor Corp.	13,900	460,912
Tata Motors Ltd.	31,933	259,650
Tofas Turk Otomobil Fabrikasi AS	4,588	25,747
Toyota Motor Corp.	100,700	5,924,021
UMW Holdings Bhd	21,300	79,622
Volkswagen AG	1,289	266,375
Yulon Motor Company Ltd.	32,000	47,800
		20,591,591
Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	122,463
USS Company Ltd.	7,800	119,302
Zhongsheng Group Holdings Ltd.	21,500	22,928
		264,693
Biotechnology—0.1%
Actelion Ltd.	4,381	512,699
CSL Ltd.	17,938	1,162,180
Grifols S.A.	5,817	237,754
Prothena Corp. PLC	909	20,144	(a)
		1,932,777
Brewers—0.3%
AMBEV S.A.	160,000	1,047,681
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	95,967	(a)
Anheuser-Busch InBev N.V.	29,025	3,219,319
Asahi Group Holdings Ltd.	14,800	428,029
Carlsberg A/S, Class B	3,736	331,852
Cia Cervecerias Unidas S.A.	3,906	42,828

Heineken Holding N.V.	4,684	309,308
Heineken N.V.	9,912	740,385
Hite Jinro Company Ltd.	540	11,847
Kirin Holdings Company Ltd.	32,000	424,458
SABMiller PLC	36,626	2,029,735
Tsingtao Brewery Company Ltd., Class H	14,000	99,445
United Breweries Ltd.	2,416	27,735
		8,808,589
Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	31,213
BEC World PCL NVDR	35,500	51,380
Global Mediacom Tbk PT	224,500	35,806
Grupo Televisa SAB	108,800	738,417
ITV PLC	153,123	514,137
Media Nusantara Citra Tbk PT	154,000	40,364
ProSiebenSat.1 Media AG	7,909	313,604
RTL Group S.A.	1,661	142,247	(a)
		1,867,168
Building Products—0.1%
Allegion PLC	5,594	266,498
Asahi Glass Company Ltd.	41,000	222,376
Assa Abloy AB, Class B	12,007	617,661
Cie de St-Gobain	16,223	741,370
Daikin Industries Ltd.	9,400	583,005
Geberit AG	1,262	406,418
KCC Corp.	194	132,084
LIXIL Group Corp.	10,400	221,833
Taiwan Glass Industry Corp.	34,000	28,140
TOTO Ltd.	12,000	131,995
		3,351,380
Cable & Satellite—0.1%
Altice S.A.	3,623	191,903	(a)
British Sky Broadcasting Group PLC	40,134	572,437
Cyfrowy Polsat S.A.	6,693	55,905
Eutelsat Communications S.A.	5,802	187,376
Kabel Deutschland Holding AG	1,061	143,949
Naspers Ltd., Class N	15,343	1,678,113
SES S.A.	11,533	398,828
Shaw Communications Inc., Class B	15,097	370,822
Sky Deutschland AG	15,602	131,904	(a)
Telenet Group Holding N.V.	1,897	109,036	(a)
		3,840,273
Casinos & Gaming—0.1%
Berjaya Sports Toto Bhd	25,888	30,100
Crown Resorts Ltd.	19,891	240,049
Galaxy Entertainment Group Ltd.	92,000	534,137
Genting Bhd	88,600	256,173
Genting Malaysia Bhd	109,600	139,619
Genting Singapore PLC	269,000	240,321
Kangwon Land Inc.	4,050	137,216
MGM China Holdings Ltd.	39,200	112,451
OPAP S.A.	10,054	131,860
Sands China Ltd.	95,200	496,624
SJM Holdings Ltd.	82,000	156,113
Tabcorp Holdings Ltd.	27,993	88,470
Tatts Group Ltd.	55,779	153,481
William Hill PLC	36,050	215,435
Wynn Macau Ltd.	66,400	211,607
		3,143,656

Coal & Consumable Fuels—0.0% *
Adaro Energy Tbk PT	538,500	51,836
Banpu PCL NVDR	38,000	34,536
Cameco Corp.	14,809	261,846
China Coal Energy Company Ltd., Class H	196,000	114,421
China Shenhua Energy Company Ltd.	82,000	228,248
Coal India Ltd.	18,723	103,209
Exxaro Resources Ltd.	4,703	53,289
Indo Tambangraya Megah Tbk PT	14,500	30,844
Inner Mongolia Yitai Coal Company Ltd., Class B	42,400	72,272
Tambang Batubara Bukit Asam Persero Tbk PT	30,000	32,407
Yanzhou Coal Mining Company Ltd., Class H	102,000	83,700
		1,066,608
Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	23,000	230,745
Toppan Printing Company Ltd.	21,000	150,890
		381,635
Commodity Chemicals—0.2%
Asahi Kasei Corp.	54,000	439,066
Formosa Chemicals & Fibre Corp.	128,540	297,139
Formosa Plastics Corp.	165,960	393,336
Hanwha Chemical Corp.	3,760	48,727
Hanwha Corp.	2,100	58,492
Hyosung Corp.	1,055	75,544
Indorama Ventures PCL NVDR	55,500	43,530
Kaneka Corp.	11,000	61,614
Kumho Petrochemical Company Ltd.	572	37,945
Kuraray Company Ltd.	14,900	174,995
LG Chem Ltd.	1,683	407,389
Lotte Chemical Corp.	682	90,598
Methanex Corp.	3,627	242,633
Mexichem SAB de C.V.	41,600	173,211
Mitsui Chemicals Inc.	34,000	94,613	(a)
Nan Ya Plastics Corp.	201,850	441,867
Orica Ltd.	15,476	255,265
Petronas Chemicals Group Bhd	112,500	213,992
PTT Global Chemical PCL NVDR	62,900	118,142
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	42,449
Synthos S.A.	17,899	24,799
Teijin Ltd.	36,000	86,969
Toray Industries Inc.	61,000	403,196
TSRC Corp.	22,050	26,399
		4,251,910
Communications Equipment—0.1%
Alcatel-Lucent	113,301	349,510	(a)
Telefonaktiebolaget LM Ericsson, Class B	118,399	1,494,451
ZTE Corp., Class H	24,400	54,242
		1,898,203
Computer & Electronics Retail—0.0% *
Dixons Carphone PLC	15,000	88,936
GOME Electrical Appliances Holding Ltd.	710,000	115,830
Yamada Denki Company Ltd.	36,800	107,393
		312,159
Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	7,954	304,921
Bouygues S.A.	7,841	253,574
China Communications Construction Company Ltd., Class H	166,000	119,787
China Railway Construction Corporation Ltd., Class H	73,500	66,603
China Railway Group Ltd., Class H	149,000	78,902

China State Construction International Holdings Ltd.	66,000	97,945
Chiyoda Corp.	6,000	66,339
CTCI Corp.	20,000	34,028
Daelim Industrial Company Ltd.	1,043	74,581
Daewoo Engineering & Construction Company Ltd.	5,220	37,922	(a)
Doosan Heavy Industries & Construction Company Ltd.	2,060	50,784
Ferrovial S.A.	16,222	313,889
Gamuda Bhd	63,600	93,468
GS Engineering & Construction Corp.	2,019	70,120	(a)
Hochtief AG	1,172	80,448
Hyundai Development Co-Engineering & Construction	2,420	97,636
Hyundai Engineering & Construction Company Ltd.	2,684	152,982
IJM Corp. Bhd	41,500	81,849
JGC Corp.	8,000	218,533
Kajima Corp.	37,000	177,075
Koninklijke Boskalis Westminster N.V.	2,811	158,114
Larsen & Toubro Ltd.	13,482	316,625
Leighton Holdings Ltd.	4,164	70,392
Obayashi Corp.	28,000	191,587
OCI N.V.	3,493	107,766	(a)
Promotora y Operadora de Infraestructura SAB de C.V.	2,000	27,377	(a)
Samsung Engineering Company Ltd.	1,192	67,925	(a)
Shimizu Corp.	23,000	181,461
Skanska AB, Class B	14,837	306,310
SNC-Lavalin Group Inc.	6,167	284,580
Taisei Corp.	43,000	242,548
Vinci S.A.	18,711	1,085,987
		5,512,058
Construction Machinery & Heavy Trucks—0.1%
CSR Corporation Ltd., Class H	72,000	63,290
Daewoo Shipbuilding & Marine Engineering Company Ltd.	3,870	74,213
Hino Motors Ltd.	10,000	139,907
Hitachi Construction Machinery Company Ltd.	4,100	82,528
Hyundai Heavy Industries Company Ltd.	1,548	201,145
Hyundai Mipo Dockyard Company Ltd.	499	58,446
Komatsu Ltd.	36,500	843,403
MAN SE	1,514	170,403
Samsung Heavy Industries Company Ltd.	6,570	156,761
SembCorp Marine Ltd.	38,000	111,309
United Tractors Tbk PT	63,000	102,881
Volvo AB, Class B	54,029	585,150
Weichai Power Company Ltd., Class H	18,000	65,058
Yangzijiang Shipbuilding Holdings Ltd.	82,000	75,793
Zoomlion Heavy Industry Science and Technology Company Ltd., Class H	51,600	30,093
		2,760,380
Construction Materials—0.2%
ACC Ltd.	1,972	44,759
Ambuja Cements Ltd.	22,724	78,035
Anhui Conch Cement Company Ltd., Class H	52,000	165,272
Asia Cement Corp.	78,030	99,664
BBMG Corp., Class H	42,500	29,318
Boral Ltd.	33,016	143,535
Cementos Argos S.A.	13,625	72,895
Cemex Latam Holdings S.A.	3,034	27,054	(a)
Cemex SAB de C.V.	440,154	573,533	(a)
China National Building Material Company Ltd., Class H	126,000	114,351
China Resources Cement Holdings Ltd.	80,000	54,726
CRH PLC	28,530	648,027
Fletcher Building Ltd.	25,315	173,249

Grupo Argos S.A.	11,233	126,317
HeidelbergCement AG	5,149	338,964
Holcim Ltd.	9,146	664,830
Imerys S.A.	1,254	92,456
Indocement Tunggal Prakarsa Tbk PT	55,500	98,394
James Hardie Industries PLC	17,203	179,879
Lafarge Malaysia Bhd	13,800	43,329
Lafarge S.A.	7,603	547,247
PPC Ltd.	18,434	48,171
Semen Indonesia Persero Tbk PT	110,500	139,607
Taiheiyo Cement Corp.	47,000	177,234
Taiwan Cement Corp.	134,000	199,436
The Siam Cement PCL	12,300	170,436
The Siam Cement PCL NVDR	8,400	116,362
Titan Cement Co. S.A.	1,510	37,819
Ultratech Cement Ltd.	1,319	55,859
		5,260,758
Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	138,678
Garmin Ltd.	7,028	365,386
LG Electronics Inc.	4,419	274,816
Nikon Corp.	13,600	196,663
Panasonic Corp.	84,400	1,005,727
Sharp Corp.	50,000	142,211	(a)
Sony Corp.	40,500	726,730
		2,850,211
Consumer Finance—0.0% *
Acom Company Ltd.	16,000	53,515	(a)
AEON Financial Service Company Ltd.	2,900	62,047
Compartamos SAB de C.V.	41,300	88,410
Credit Saison Company Ltd.	6,100	117,523
Mahindra & Mahindra Financial Services Ltd.	10,172	44,708
Samsung Card Company Ltd.	1,450	71,680
Shriram Transport Finance Company Ltd.	4,730	71,542
		509,425
Data Processing & Outsourced Services—0.1%
Amadeus IT Holding S.A., Class A	15,911	594,071
Cielo S.A.	28,760	469,628
Computershare Ltd.	18,369	195,217
EVERTEC Inc.	2,258	50,444
		1,309,360
Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	79,793
Far Eastern Department Stores Company Ltd.	38,872	37,458
Golden Eagle Retail Group Ltd.	26,000	30,233
Hyundai Department Store Company Ltd.	628	95,406
Intime Retail Group Company Ltd.	38,000	32,348
Isetan Mitsukoshi Holdings Ltd.	14,800	192,580
J Front Retailing Company Ltd.	9,000	117,719
Lojas Renner S.A.	5,300	153,790
Lotte Shopping Company Ltd.	446	133,455
Marks & Spencer Group PLC	62,283	407,237
Marui Group Company Ltd.	8,400	69,161
Matahari Department Store Tbk PT	50,000	66,604
Next PLC	6,076	650,345
SACI Falabella	27,761	209,357
Shinsegae Company Ltd.	309	64,168
Takashimaya Company Ltd.	10,000	83,630
Woolworths Holdings Ltd.	35,874	221,616
		2,644,900

Distillers & Vintners—0.1%
Diageo PLC	94,679	2,730,743
Pernod Ricard S.A.	8,703	985,168
Remy Cointreau S.A.	964	69,413
Treasury Wine Estates Ltd.	23,841	88,082
United Spirits Ltd.	3,069	119,510
Vina Concha y Toro S.A.	15,626	30,500
		4,023,416
Distributors—0.0% *
Imperial Holdings Ltd.	6,577	101,085
Jardine Cycle & Carriage Ltd.	4,000	134,470
		235,555
Diversified Banks—3.5%
Agricultural Bank of China Ltd., Class H	875,000	387,260
Akbank TAS	81,386	264,676
Alior Bank S.A.	980	25,118	(a)
Alliance Financial Group Bhd	47,100	71,640
Alpha Bank AE	148,487	115,129	(a)
AMMB Holdings Bhd	71,600	149,902
Aozora Bank Ltd.	41,000	138,613
Australia & New Zealand Banking Group Ltd.	101,867	2,752,114
Banca Monte dei Paschi di Siena S.p.A.	152,643	199,847	(a)
Banco Bilbao Vizcaya Argentaria S.A.	217,860	2,622,461
Banco Bradesco S.A.	18,640	266,329
Banco Comercial Portugues S.A., Class R	1,000,000	130,595	(a)
Banco de Chile	890,223	109,711
Banco de Credito e Inversiones	1,072	60,833
Banco de Sabadell S.A.	159,165	470,039
Banco do Brasil S.A.	35,700	368,717
Banco Latinoamericano de Comercio Exterior S.A., Class E	979	30,036
Banco Popolare SC	10,958	159,610	(a)
Banco Popular Espanol S.A.	69,502	423,981
Banco Santander Brasil S.A.	36,800	237,812
Banco Santander Chile	2,798,504	155,532
Banco Santander S.A.	471,305	4,512,810
Bangkok Bank PCL	22,700	146,805
Bangkok Bank PCL NVDR	25,300	158,955
Bank Central Asia Tbk PT	516,500	554,307
Bank Danamon Indonesia Tbk PT	138,000	44,185
Bank Handlowy w Warszawie S.A.	1,235	46,574
Bank Hapoalim BM	44,492	250,760
Bank Leumi Le-Israel BM	47,822	193,605	(a)
Bank Mandiri Persero Tbk PT	411,500	340,313
Bank Millennium S.A.	17,468	46,310
Bank Negara Indonesia Persero Tbk PT	294,500	133,078
Bank of China Ltd., Class H	3,081,000	1,376,229
Bank of Communications Company Ltd., Class H	367,000	256,601
Bank of East Asia Ltd.	52,000	210,959
Bank of Ireland	888,173	347,318	(a)
Bank of Montreal	23,066	1,701,338
Bank of the Philippine Islands	28,542	62,338
Bank Pekao S.A.	5,497	321,848
Bank Rakyat Indonesia Persero Tbk PT	490,500	419,311
Bank Zachodni WBK S.A.	987	117,626
Bankia S.A.	187,778	349,394	(a)
Barclays Africa Group Ltd.	16,356	222,689
Barclays PLC	601,538	2,212,564
BDO Unibank Inc.	56,200	122,640
BNP Paribas S.A.	38,479	2,554,184
BOC Hong Kong Holdings Ltd.	156,500	498,184

CaixaBank S.A.	762	4,634	(d)
CaixaBank S.A.	69,335	421,659
Canadian Imperial Bank of Commerce	14,219	1,279,844
Chang Hwa Commercial Bank Ltd.	193,177	118,378
China CITIC Bank Corp. Ltd., Class H	336,000	203,557
China Construction Bank Corp., Class H	2,905,000	2,035,259
China Development Financial Holding Corp.	490,000	150,300
China Merchants Bank Company Ltd., Class H	203,731	347,799
China Minsheng Banking Corporation Ltd., Class H	244,200	223,409
CIMB Group Holdings Bhd	185,400	397,251
Commercial International Bank Egypt SAE	32,322	226,930
Commerzbank AG	40,343	599,153	(a)
Commonwealth Bank of Australia	59,625	3,923,621
Corpbanca S.A.	5,524,790	70,659
Credicorp Ltd.	2,007	307,854
Credit Agricole S.A.	40,637	612,639
CTBC Financial Holding Company Ltd.	514,494	345,559
Danske Bank A/S	24,266	657,891
DBS Group Holdings Ltd.	63,000	908,904
DNB ASA	37,030	693,199
E.Sun Financial Holding Company Ltd.	237,913	144,258
Erste Group Bank AG	9,534	217,719
Eurobank Ergasias S.A.	217,318	85,689	(a)
First Financial Holding Company Ltd.	287,166	172,843
Getin Noble Bank S.A.	28,925	24,545	(a)
Grupo Financiero Banorte SAB de C.V., Class O	101,100	647,465
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	270,768
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	186,483
Hana Financial Group Inc.	10,917	397,346
Hang Seng Bank Ltd.	28,400	456,082
HDFC Bank Ltd.	26,290	369,315
Hong Leong Bank Bhd	22,500	100,339
Hong Leong Financial Group Bhd	8,200	43,946
HSBC Holdings PLC	727,506	7,392,397
Hua Nan Financial Holdings Company Ltd.	218,463	127,432
ICICI Bank Ltd.	9,437	218,602
Industrial & Commercial Bank of China Ltd., Class H	2,555,000	1,593,541
Industrial Bank of Korea	6,050	91,223
Intesa Sanpaolo S.p.A.	488,183	1,473,923
Kasikornbank PCL	43,300	311,670
Kasikornbank PCL NVDR	25,000	180,819
KB Financial Group Inc.	15,020	547,568
KBC Groep N.V.	9,441	501,264	(a)
Komercni Banka AS	621	147,649
Krung Thai Bank PCL NVDR	138,400	100,888
Lloyds Banking Group PLC	2,191,301	2,726,126	(a)
Malayan Banking Bhd	171,500	520,647
mBank	587	87,186
Mega Financial Holding Company Ltd.	355,192	291,100
Metropolitan Bank & Trust Co.	15,028	29,042
Mitsubishi UFJ Financial Group Inc.	480,500	2,707,467
Mizrahi Tefahot Bank Ltd.	4,951	59,158
Mizuho Financial Group Inc.	809,000	1,443,957
National Australia Bank Ltd.	90,598	2,575,463
National Bank of Canada	12,868	587,584
National Bank of Greece S.A.	23,407	68,476	(a)
Natixis	35,140	241,799
Nedbank Group Ltd.	9,395	181,559
Nordea Bank AB	109,895	1,426,115

OTP Bank PLC	8,571	145,201
Oversea-Chinese Banking Corporation Ltd.	106,375	811,715
Piraeus Bank S.A.	84,050	142,287	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	426,732
Public Bank Bhd	100,540	579,200
Raiffeisen Bank International AG	5,172	112,064
RHB Capital Bhd	26,700	71,867
Royal Bank of Canada	53,277	3,816,226
Royal Bank of Scotland Group PLC	82,627	492,263	(a)
Sberbank of Russia ADR	98,468	774,336
Shinhan Financial Group Company Ltd.	15,952	734,376
SinoPac Financial Holdings Company Ltd.	273,048	117,076
Skandinaviska Enskilda Banken AB, Class A	64,357	857,149
Societe Generale S.A.	28,437	1,450,740
Standard Bank Group Ltd.	54,687	631,076
Standard Chartered PLC	89,480	1,650,446
State Bank of India	5,899	232,584
Sumitomo Mitsui Financial Group Inc.	47,100	1,918,714
Sumitomo Mitsui Trust Holdings Inc.	137,000	570,289
Svenska Handelsbanken AB, Class A	19,695	923,319
Swedbank AB, Class A	36,034	904,523
Taishin Financial Holding Company Ltd.	328,884	154,066
Taiwan Business Bank	144,934	42,758	(a)
Taiwan Cooperative Financial Holding Company Ltd.	222,600	119,962
The Bank of Nova Scotia	45,551	2,823,424
The Siam Commercial Bank PCL NVDR	74,000	414,533
The Toronto-Dominion Bank	71,784	3,550,178
TMB Bank PCL NVDR	250,000	23,699
Turkiye Garanti Bankasi AS	100,134	351,292
Turkiye Halk Bankasi AS	25,730	154,504
Turkiye Is Bankasi, Class C	68,731	152,454
Turkiye Vakiflar Bankasi Tao, Class D	28,976	53,624
UniCredit S.p.A.	171,694	1,349,022
Unione di Banche Italiane SCPA	43,708	365,365
United Overseas Bank Ltd.	53,000	929,419
VTB Bank OJSC GDR	29,129	57,665
VTB Bank OJSC GDR	56,870	113,228
Westpac Banking Corp.	117,197	3,288,246
Woori Finance Holdings Company Ltd.	12,568	155,034	(a)
Yapi ve Kredi Bankasi AS	34,531	67,678
		100,147,166
Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	67,324
Credit Suisse Group AG	56,023	1,548,615
Deutsche Bank AG	51,497	1,798,431
Investec Ltd.	9,627	80,581
Investec PLC	22,387	187,974
UBS AG	139,895	2,429,733
		6,112,658
Diversified Chemicals—0.2%
Arkema S.A.	2,425	162,523
BASF SE	33,288	3,036,922
Incitec Pivot Ltd.	61,205	144,900
Lanxess AG	3,347	184,789
Mitsubishi Chemical Holdings Corp.	55,500	273,159
Mitsubishi Gas Chemical Company Inc.	14,000	89,244
OCI Company Ltd.	643	79,115	(a)
Solvay S.A.	2,467	378,951
Sumitomo Chemical Company Ltd.	62,000	221,405
		4,571,008

Diversified Metals & Mining—0.6%
African Rainbow Minerals Ltd.	3,913	49,490
Anglo American PLC	53,500	1,193,145
Antofagasta PLC	12,579	146,372
Assore Ltd.	1,177	22,375
BHP Billiton Ltd.	117,963	3,474,794
BHP Billiton PLC	77,092	2,132,411
Boliden AB	11,175	180,626
First Quantum Minerals Ltd.	21,644	418,722
Glencore PLC	407,887	2,259,016
Grupo Mexico SAB de C.V., Class B	162,400	545,717
Iluka Resources Ltd.	17,117	117,667
Jiangxi Copper Company Ltd., Class H	61,000	100,957
KGHM Polska Miedz S.A.	5,917	225,694
Korea Zinc Company Ltd.	341	125,715
Minera Frisco SAB de C.V.	25,300	46,492	(a)
Mitsubishi Materials Corp.	47,000	152,046
MMC Norilsk Nickel OJSC ADR	20,445	381,299
Rio Tinto Ltd.	16,535	860,586
Rio Tinto PLC	47,705	2,337,538
Sesa Sterlite Ltd.	42,022	184,570
Sumitomo Metal Mining Company Ltd.	22,000	309,566
Teck Resources Ltd., Class B	23,453	445,115
Turquoise Hill Resources Ltd.	29,112	109,670	(a)
		15,819,583
Diversified Real Estate Activities—0.3%
Ayala Land Inc.	254,600	198,386
Brookfield Asset Management Inc., Class A	22,087	993,722
CapitaLand Ltd.	75,000	187,953
City Developments Ltd.	16,000	120,567
Daito Trust Construction Company Ltd.	2,900	342,870
Daiwa House Industry Company Ltd.	24,000	431,079
DLF Ltd.	15,616	37,769
Franshion Properties China Ltd.	114,000	28,019
Hang Lung Properties Ltd.	100,000	283,587
Henderson Land Development Company Ltd.	49,280	319,020
Kerry Properties Ltd.	29,500	98,516
Lend Lease Group	22,555	283,035
Mitsubishi Estate Company Ltd.	47,000	1,059,060
Mitsui Fudosan Company Ltd.	32,000	981,850
New World Development Company Ltd.	194,666	226,767
Nomura Real Estate Holdings Inc.	5,000	85,972
Poly Property Group Company Ltd.	74,000	28,419
Sumitomo Realty & Development Company Ltd.	14,000	498,694
Sun Hung Kai Properties Ltd.	63,000	893,887
Swire Pacific Ltd., Class A	31,500	406,278
The Wharf Holdings Ltd.	58,000	412,318
Tokyo Tatemono Company Ltd.	17,000	137,724
Tokyu Fudosan Holdings Corp.	18,000	123,560
UOL Group Ltd.	18,000	93,200
Wheelock & Company Ltd.	38,000	181,502
Yuexiu Property Company Ltd.	186,000	33,226
		8,486,980
Diversified REITs—0.1%
Dexus Property Group	187,091	181,550
Fibra Uno Administracion S.A. de C.V.	80,100	263,496
Fonciere Des Regions	950	85,626
Gecina S.A.	794	104,132
Growthpoint Properties Ltd.	65,849	143,617

H&R Real Estate Investment Trust	5,097	99,701
ICADE	1,137	96,024
Land Securities Group PLC	30,767	516,586
Mirvac Group	147,961	222,445
Redefine Properties Ltd.	110,314	94,839
Stockland	93,768	323,765
The British Land Co. PLC	38,724	440,035
The GPT Group	73,340	248,228
United Urban Investment Corp.	89	136,575
		2,956,619
Diversified Support Services—0.1%
Aggreko PLC	10,107	252,965
Babcock International Group PLC	19,402	342,363
Brambles Ltd.	62,973	523,556
Edenred	7,377	181,806
		1,300,690
Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	63,258
Education Services—0.0% *
Benesse Holdings Inc.	3,000	98,406
Estacio Participacoes S.A.	12,700	131,894
Kroton Educacional S.A.	67,916	426,416
		656,716
Electric Utilities—0.4%
AusNet Services	62,633	74,669
Centrais Eletricas Brasileiras S.A.	11,000	29,458
CEZ AS	6,598	200,505
Cheung Kong Infrastructure Holdings Ltd.	30,000	210,428
Chubu Electric Power Company Inc.	26,900	308,767	(a)
CLP Holdings Ltd.	55,500	445,440
Contact Energy Ltd.	14,241	66,382
CPFL Energia S.A.	9,200	71,772
EDP - Energias de Portugal S.A.	89,065	388,443
EDP - Energias do Brasil S.A.	9,400	38,374
Electricite de France S.A.	9,161	300,590
Enea S.A.	3,755	18,403
Enel S.p.A.	263,321	1,393,218
Enersis S.A.	967,550	306,606
Fortis Inc.	8,347	258,577
Fortum Oyj	19,317	471,060
Hokuriku Electric Power Co.	6,200	81,433
Iberdrola S.A.	193,004	1,379,790
Interconexion Electrica S.A. ESP	12,838	58,891
Isagen S.A. ESP	25,432	34,646
Korea Electric Power Corp.	10,420	473,596
Kyushu Electric Power Company Inc.	17,100	184,284	(a)
PGE S.A.	27,532	174,184
Power Assets Holdings Ltd.	54,500	482,396
Power Grid Corporation of India Ltd.	41,167	89,919
Public Power Corp. S.A.	3,690	43,804	(a)
Red Electrica Corp S.A.	4,215	364,898
Reliance Infrastructure Ltd.	4,020	38,225
RusHydro JSC ADR	52,229	93,562
Shikoku Electric Power Company Inc.	6,300	80,818	(a)
SSE PLC	37,698	943,971
Tata Power Company Ltd.	40,698	54,457
Tauron Polska Energia S.A.	37,527	60,803
Tenaga Nasional Bhd	119,100	449,750
Terna Rete Elettrica Nazionale S.p.A.	57,316	287,747

The Chugoku Electric Power Company Inc.	11,800	151,290
The Kansai Electric Power Co. Inc.	27,000	255,078	(a)
Tohoku Electric Power Company Inc.	17,000	193,176
Tokyo Electric Power Company Inc.	57,700	201,988	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	18,375
		10,779,773
Electrical Components & Equipment—0.1%
Fuji Electric Company Ltd.	21,000	101,619
Legrand S.A.	10,580	549,861
LS Corp.	809	51,181
LS Industrial Systems Company Ltd.	738	41,021
Mabuchi Motor Company Ltd.	900	78,508
Nidec Corp.	7,900	533,762
OSRAM Licht AG	3,806	141,231	(a)
Prysmian S.p.A.	7,493	138,664
Schneider Electric SE	21,371	1,639,894
Sumitomo Electric Industries Ltd.	29,300	433,672
TCP International Holdings	164	1,250	(a)
Teco Electric and Machinery Company Ltd.	64,000	65,719
Walsin Lihwa Corp.	120,000	39,409	(a)
Zhuzhou CSR Times Electric Company Ltd., Class H	17,000	65,757
		3,881,548
Electronic Components—0.2%
AAC Technologies Holdings Inc.	30,000	173,820
AU Optronics Corp.	413,000	173,794
Delta Electronics Inc.	75,000	473,795
Hamamatsu Photonics KK	2,600	123,515
Hirose Electric Company Ltd.	1,200	148,126
Hoya Corp.	18,200	611,049
Ibiden Company Ltd.	4,700	91,597
Innolux Corp.	289,212	124,815
Kingboard Chemical Holdings Ltd.	27,000	53,607
Kyocera Corp.	12,500	583,731
Largan Precision Company Ltd.	4,000	286,172
LG Display Company Ltd.	8,970	286,647	(a)
LG Innotek Company Ltd.	512	55,781	(a)
Murata Manufacturing Company Ltd.	7,500	852,335
Nippon Electric Glass Company Ltd.	14,000	68,047
Omron Corp.	8,000	363,518
Samsung Electro-Mechanics Company Ltd.	2,239	104,883
Samsung SDI Company Ltd.	2,116	245,047
Simplo Technology Company Ltd.	11,000	53,068
TDK Corp.	5,100	285,243
Unimicron Technology Corp.	46,000	34,235
Yaskawa Electric Corp.	8,000	108,698
Zhen Ding Technology Holding Ltd.	7,350	21,256
		5,322,779
Electronic Equipment & Instruments—0.1%
Citizen Holdings Company Ltd.	9,900	64,996
FUJIFILM Holdings Corp.	16,500	506,905
Hexagon AB, Class B	9,951	314,986
Hitachi High-Technologies Corp.	2,400	69,006
Hitachi Ltd.	185,000	1,413,148
Keyence Corp.	1,800	781,393
Shimadzu Corp.	9,000	77,956
TPK Holding Company Ltd.	13,000	77,722
Yokogawa Electric Corp.	9,000	118,313
		3,424,425
Electronic Manufacturing Services—0.1%
Fabrinet	1,207	17,622	(a)

Hon Hai Precision Industry Company Ltd.	484,848	1,527,144
TE Connectivity Ltd.	23,802	1,316,013
		2,860,779
Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	116,128
Park24 Company Ltd.	3,600	57,436
		173,564
Fertilizers & Agricultural Chemicals—0.1%
Agrium Inc.	4,501	400,984
China BlueChemical Ltd., Class H	68,000	29,511
Grupa Azoty S.A.	816	15,294
Israel Chemicals Ltd.	18,673	134,081
K+S AG	6,950	196,087
Potash Corporation of Saskatchewan Inc.	32,745	1,136,281
Syngenta AG	3,403	1,076,643
Taiwan Fertilizer Company Ltd.	28,000	46,253
The Israel Corp. Ltd.	88	49,439	(a)
Uralkali OJSC GDR	10,340	182,853
Yara International ASA	8,088	406,242
		3,673,668
Food Distributors—0.0% *
Metcash Ltd.	33,592	77,317
The Spar Group Ltd.	6,247	69,371
		146,688
Food Retail—0.3%
Alimentation Couche-Tard Inc., Class B	18,972	607,926
BIM Birlesik Magazalar AS	7,874	164,537
Casino Guichard Perrachon S.A.	2,125	228,655
China Resources Enterprise Ltd.	48,000	113,618
Colruyt S.A.	2,817	124,141
CP ALL PCL NVDR	164,800	227,150
Delhaize Group S.A.	3,869	268,926
Empire Company Ltd., Class A	1,327	92,488
Eurocash S.A.	2,510	24,498
FamilyMart Company Ltd.	2,200	83,945
George Weston Ltd.	2,454	193,808
Grupo Comercial Chedraui S.A. de C.V.	5,400	19,071
J Sainsbury PLC	48,231	196,127
Jeronimo Martins SGPS S.A.	14,851	163,450
Koninklijke Ahold N.V.	30,280	489,876
Lawson Inc.	2,600	181,871
Loblaw Companies Ltd.	8,679	435,290
Magnit OJSC GDR	137	7,880
Magnit OJSC GDR	11,929	689,019
Metro Inc.	4,289	287,456
Pick n Pay Stores Ltd.	9,438	43,978
President Chain Store Corp.	21,000	150,569
Seven & I Holdings Company Ltd.	28,800	1,116,844
Shoprite Holdings Ltd.	16,646	205,820
Tesco PLC	319,314	953,874
WM Morrison Supermarkets PLC	91,077	247,819
Woolworths Ltd.	50,196	1,502,213
		8,820,849
Footwear—0.0% *
Anta Sports Products Ltd.	34,000	68,740
Asics Corp.	6,600	148,827
Pou Chen Corp.	80,000	88,875
Yue Yuen Industrial Holdings Ltd.	31,000	94,243
		400,685

Forest Products—0.0% *
Duratex S.A.	11,374	41,975
Gas Utilities—0.1%
APA Group	33,483	217,706
China Gas Holdings Ltd.	94,000	155,983
China Resources Gas Group Ltd.	34,000	91,997
Enagas S.A.	7,905	254,257
ENN Energy Holdings Ltd.	32,000	209,357
GAIL India Ltd.	14,061	101,303
Gas Natural SDG S.A.	13,678	402,425
Hong Kong & China Gas Company Ltd.	228,470	495,478
Korea Gas Corp.	1,143	59,541	(a)
Osaka Gas Company Ltd.	74,000	297,092
Perusahaan Gas Negara Persero Tbk PT	436,000	214,151
Petronas Gas Bhd	24,000	168,065
Snam S.p.A.	85,327	471,233
Toho Gas Company Ltd.	15,000	84,446
Tokyo Gas Company Ltd.	100,000	561,810
		3,784,844
General Merchandise Stores—0.0% *
Canadian Tire Corporation Ltd., Class A	3,488	358,148
Dollarama Inc.	3,135	266,498
Don Quijote Holdings Company Ltd.	2,000	114,754
Harvey Norman Holdings Ltd.	20,526	65,133
Lojas Americanas S.A.	4,875	22,886
		827,419
Gold—0.1%
Agnico Eagle Mines Ltd.	7,434	215,460
AngloGold Ashanti Ltd.	14,863	179,416	(a)
Barrick Gold Corp.	42,773	630,371
Cia de Minas Buenaventura S.A. ADR	8,589	99,461
Eldorado Gold Corp.	25,001	168,903
Franco-Nevada Corp.	6,022	296,210
Gold Fields Ltd.	31,089	120,473
Goldcorp Inc.	30,956	715,211
Harmony Gold Mining Company Ltd.	14,498	31,516	(a)
Kinross Gold Corp.	42,336	140,924	(a)
Koza Altin Isletmeleri AS	2,504	18,619
New Gold Inc.	16,844	85,460	(a)
Newcrest Mining Ltd.	33,547	308,120	(a)
Randgold Resources Ltd.	3,782	256,389
Yamana Gold Inc.	28,763	172,956
Zijin Mining Group Company Ltd., Class H	230,000	56,543
		3,496,032
Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	6,400	92,118
Celesio AG	2,274	75,512
Medipal Holdings Corp.	5,400	65,625
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	55,602
Sinopharm Group Company Ltd., Class H	41,600	151,720
Suzuken Company Ltd.	2,600	74,888
		515,465
Healthcare Equipment—0.1%
Cochlear Ltd.	2,383	144,836
Elekta AB, Class B	14,831	145,932
Getinge AB, Class B	7,959	200,041
Olympus Corp.	8,700	311,931	(a)
Oxford Immunotec Global PLC	441	6,734	(a)
Smith & Nephew PLC	34,870	586,571

Sonova Holding AG	1,968	313,303
Sysmex Corp.	6,200	249,622
Terumo Corp.	12,400	297,438
William Demant Holding A/S	1,227	94,138	(a)
		2,350,546
Healthcare Facilities—0.0% *
Apollo Hospitals Enterprise Ltd.	2,610	47,667
Bangkok Dusit Medical Services PCL NVDR	109,000	62,077
Bumrungrad Hospital PCL NVDR	13,000	52,769
IHH Healthcare Bhd	95,100	147,266
Life Healthcare Group Holdings Ltd.	36,982	145,590
Mediclinic International Ltd.	14,711	119,654
Netcare Ltd.	33,031	92,204
Ramsay Health Care Ltd.	4,955	217,005
Ryman Healthcare Ltd.	4,493	27,337
		911,569
Healthcare Services—0.1%
Catamaran Corp.	7,568	319,433	(a)
Fresenius Medical Care AG & Company KGaA	9,016	628,111
Fresenius SE & Company KGaA	14,817	731,616
Miraca Holdings Inc.	2,100	86,888
Sonic Healthcare Ltd.	15,192	232,984
		1,999,032
Healthcare Supplies—0.1%
Coloplast A/S, Class B	4,684	391,771
Essilor International S.A.	8,314	911,921
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	59,414
		1,363,106
Healthcare Technology—0.0% *
M3 Inc.	4,800	76,960
Heavy Electrical Equipment—0.1%
ABB Ltd.	84,506	1,888,781
Alstom S.A.	9,100	312,098	(a)
Bharat Heavy Electricals Ltd.	22,240	71,338
Mitsubishi Electric Corp.	77,000	1,026,314
Shanghai Electric Group Company Ltd., Class H	108,000	57,286
Vestas Wind Systems A/S	8,000	311,946	(a)
		3,667,763
Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	17,665	348,400
Atlantia S.p.A.	13,697	336,529
CCR S.A.	36,100	247,289
EcoRodovias Infraestrutura e Logistica S.A.	6,200	30,524
Groupe Eurotunnel S.A.	21,236	259,449
Jasa Marga Persero Tbk PT	81,500	43,244
Jiangsu Expressway Company Ltd., Class H	44,000	46,227
OHL Mexico SAB de C.V.	24,300	65,951	(a)
Transurban Group	77,199	520,918
Zhejiang Expressway Company Ltd., Class H	52,000	52,836
		1,951,367
Home Building—0.0% *
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	11,000	55,458
Iida Group Holdings Company Ltd.	1,700	20,790
Persimmon PLC	12,340	265,527
Sekisui Chemical Company Ltd.	16,000	183,853
Sekisui House Ltd.	23,000	271,023
		796,651
Home Entertainment Software—0.0% *
GungHo Online Entertainment Inc.	14,400	68,543
Kingsoft Corporation Ltd.	27,000	64,020

Konami Corp.	3,800	79,229
NCSoft Corp.	618	78,664
Nexon Company Ltd.	4,000	32,982
Nintendo Company Ltd.	4,100	446,525
		769,963
Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	161,054
Home Furnishings—0.0% *
Steinhoff International Holdings Ltd.	75,249	359,892
Home Improvement Retail—0.0% *
Home Product Center PCL NVDR	89,466	28,705
Kingfisher PLC	99,085	518,202
		546,907
Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	6,094	269,935
Belmond Ltd., Class A	3,323	38,746	(a)
Carnival PLC	7,452	296,739
Flight Centre Travel Group Ltd.	2,032	75,961
Formosa International Hotels Corp.	1,210	12,836
Hotel Shilla Company Ltd.	1,000	113,269
InterContinental Hotels Group PLC	9,938	383,222
Minor International PCL NVDR	44,400	50,690
Shangri-La Asia Ltd.	64,000	94,417
TUI Travel PLC	16,273	102,419
		1,438,234
Household Appliances—0.0% *
Arcelik AS	8,562	45,582
Coway Company Ltd.	2,160	172,270
Electrolux AB, Class B	9,443	248,992
Haier Electronics Group Company Ltd.	31,000	81,693
Husqvarna AB, Class B	25,105	177,188
Rinnai Corp.	1,200	99,543
		825,268
Household Products—0.1%
Henkel AG & Company KGaA	4,010	374,006
Hindustan Unilever Ltd.	14,991	181,160
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	137,565
LG Household & Health Care Ltd.	359	172,279
Reckitt Benckiser Group PLC	25,229	2,181,240
Svenska Cellulosa AB SCA, Class B	23,136	550,316
Unicharm Corp.	14,100	321,300
Unilever Indonesia Tbk PT	56,500	146,902
		4,064,768
Human Resource & Employment Services—0.0% *
Adecco S.A.	5,276	356,364	(a)
Capita PLC	22,774	428,730
Randstad Holding N.V.	4,968	230,845
Seek Ltd.	13,036	184,339
		1,200,278
Hypermarkets & Super Centers—0.2%
Aeon Company Ltd.	24,500	244,061
Almacenes Exito S.A.	7,211	105,880
Carrefour S.A.	24,431	754,658
Cencosud S.A.	43,221	127,846
Controladora Comercial Mexicana SAB de C.V.	13,600	50,946
Distribuidora Internacional de Alimentacion S.A.	22,662	162,426
E-Mart Company Ltd.	836	182,679
Massmart Holdings Ltd.	3,853	41,800
Metro AG	6,109	200,377	(a)

Sun Art Retail Group Ltd.	88,500	100,181
Wal-Mart de Mexico SAB de C.V., Class V	206,800	520,455
Wesfarmers Ltd.	43,914	1,617,386
		4,108,695
Independent Power Producers & Energy Traders—0.0% *
Aboitiz Power Corp.	66,300	60,162
AES Gener S.A.	82,891	43,690
China Resources Power Holdings Company Ltd.	82,000	220,930
Colbun S.A.	260,471	66,063
Datang International Power Generation Company Ltd., Class H	112,000	58,587
Electric Power Development Company Ltd.	4,300	140,478
Empresa Nacional de Electricidad S.A.	137,870	201,729
Glow Energy PCL	17,700	51,969
Huaneng Power International Inc., Class H	126,000	137,397
NTPC Ltd.	44,321	99,522
Reliance Power Ltd.	22,142	25,066	(a)
TransAlta Corp.	9,219	96,929
		1,202,522
Industrial Conglomerates—0.4%
Aboitiz Equity Ventures Inc.	66,580	79,876
Aditya Birla Nuvo Ltd.	1,222	31,947
Alfa SAB de C.V., Class A	119,800	412,111
Alliance Global Group Inc.	117,400	67,869
Beijing Enterprises Holdings Ltd.	19,500	167,546
CITIC Ltd.	50,000	83,837
CJ Corp.	632	103,937
DMCI Holdings Inc.	28,000	49,234
Doosan Corp.	378	37,047
Enka Insaat ve Sanayi AS	17,548	40,008
Far Eastern New Century Corp.	117,565	118,407
Grupo Carso SAB de C.V.	22,000	128,492
Hutchison Whampoa Ltd.	79,000	954,968
Jaiprakash Associates Ltd.	36,106	15,497	(a)
Keppel Corp. Ltd.	44,000	362,029
KOC Holding AS	23,474	108,292
Koninklijke Philips N.V.	36,309	1,154,801
LG Corp.	3,743	272,106
MMC Corp Bhd	22,700	16,492
NWS Holdings Ltd.	61,395	110,612
Samsung Techwin Company Ltd.	1,650	55,165
Sembcorp Industries Ltd.	42,000	170,479
Shanghai Industrial Holdings Ltd.	20,000	59,213
Siemens AG	30,182	3,591,985
Siemens Ltd.	2,575	34,234
Sime Darby Bhd	50,600	141,317
SK Holdings Company Ltd.	1,018	181,982
SM Investments Corp.	10,194	182,294
Smiths Group PLC	15,368	314,107
The Bidvest Group Ltd.	11,326	286,196
Toshiba Corp.	150,000	696,201
Turkiye Sise ve Cam Fabrikalari AS	19,277	24,383
		10,052,664
Industrial Gases—0.1%
Air Liquide S.A.	13,688	1,669,116
Air Water Inc.	6,000	89,358
Linde AG	6,465	1,237,657
Taiyo Nippon Sanso Corp.	9,000	79,440
Yingde Gases Group Company Ltd.	34,000	32,121
		3,107,692

Industrial Machinery—0.4%
Alfa Laval AB	12,518	266,985
Amada Company Ltd.	13,000	123,920
Andritz AG	3,315	176,537
Atlas Copco AB, Class A	25,881	739,259
Atlas Copco AB, Class B	10,739	277,829
China International Marine Containers Group Company Ltd., Class H	23,400	48,128
Doosan Infracore Company Ltd.	4,510	47,353	(a)
FANUC Corp.	7,400	1,338,066
GEA Group AG	7,004	304,327
Hiwin Technologies Corp.	7,426	66,224
IHI Corp.	53,000	274,614
IMI PLC	10,961	217,970
JTEKT Corp.	8,400	140,771
Kawasaki Heavy Industries Ltd.	60,000	239,838
Kone Oyj, Class B	10,463	418,956
Kurita Water Industries Ltd.	4,400	98,132
Makita Corp.	4,600	259,815
Melrose Industries PLC	41,199	164,905
Metso Oyj	5,381	190,665
Mitsubishi Heavy Industries Ltd.	116,000	746,653
Nabtesco Corp.	4,600	110,176
NGK Insulators Ltd.	10,000	238,324
NSK Ltd.	19,000	270,949
Pentair PLC	11,179	732,113
Sandvik AB	37,401	420,506
Schindler Holding AG	1,798	243,344
Schindler Holding AG	1,044	139,200
SKF AB, Class B	15,703	327,254
SMC Corp.	2,100	578,951
Sulzer AG	1,015	124,363
Sumitomo Heavy Industries Ltd.	21,000	118,257
The Weir Group PLC	8,910	359,832
THK Company Ltd.	4,600	114,606
Vallourec S.A.	4,128	190,000
Wartsila Oyj Abp	7,288	324,799
WEG S.A.	10,270	119,780
Zardoya Otis S.A.	6,534	80,996
		10,634,397
Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	84,000	148,218
Goodman Group	70,089	316,568
Nippon Prologis REIT Inc.	35	81,357
Segro PLC	27,782	163,058
		709,201
Integrated Oil & Gas—1.4%
BG Group PLC	129,557	2,391,731
BP PLC	701,472	5,131,503
Cenovus Energy Inc.	31,166	840,259
China Petroleum & Chemical Corp., Class H	987,400	863,594
Ecopetrol S.A.	226,632	355,332
Eni S.p.A.	89,903	2,133,396
Galp Energia SGPS S.A.	14,825	240,978
Gazprom OAO ADR	219,231	1,537,521
Husky Energy Inc.	13,955	383,855
Imperial Oil Ltd.	13,616	644,645
Lukoil OAO ADR	20,528	1,044,875
MOL Hungarian Oil & Gas PLC	1,514	74,180
OMV AG	7,070	237,779

Origin Energy Ltd.	48,049	628,030
PetroChina Company Ltd., Class H	788,000	1,009,910
Petroleo Brasileiro S.A.	117,000	823,910
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	96,938
PTT PCL NVDR	34,800	385,896
Repsol S.A.	33,198	787,716
Rosneft OAO GDR	45,830	266,967
Royal Dutch Shell PLC, Class A	148,873	5,689,987
Royal Dutch Shell PLC, Class B	94,066	3,718,803
Sasol Ltd.	20,896	1,131,761
Statoil ASA	38,264	1,042,091
Suncor Energy Inc.	56,774	2,059,013
Surgutneftegas OAO ADR	27,270	185,436
Surgutneftegas OAO ADR	29,028	192,020
Total S.A.	81,222	5,260,288
		39,158,414
Integrated Telecommunication Services—0.6%
BCE Inc.	10,885	466,451
Belgacom S.A.	6,788	236,370
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	122,776
BT Group PLC	308,610	1,893,016
China Communications Services Corporation Ltd., Class H	84,000	38,826
China Telecom Corporation Ltd., Class H	564,000	345,712
China Unicom Hong Kong Ltd.	208,000	311,937
Chunghwa Telecom Company Ltd.	97,000	292,044
Citic 21CN Company Ltd.	44,000	26,453	(a)
Deutsche Telekom AG	114,610	1,735,074
Elisa Oyj	6,563	173,891
Hellenic Telecommunications Organization S.A.	10,479	137,609	(a)
HKT Trust	113,280	136,839
Koninklijke KPN N.V.	135,376	433,492	(a)
KT Corp.	1,110	36,164
LG Uplus Corp.	8,060	94,270
Nippon Telegraph & Telephone Corp.	14,600	905,243
O2 Czech Republic AS	3,979	57,196
Orange Polska S.A.	28,318	99,569
Orange S.A.	72,346	1,079,761
PCCW Ltd.	173,000	108,945
Rostelecom OJSC ADR	7,764	123,536
Singapore Telecommunications Ltd.	281,000	836,716
Spark New Zealand Ltd.	68,211	157,836
Swisscom AG	909	514,819
TDC A/S	28,766	217,955
Telecom Egypt Co.	13,363	25,451
Telecom Italia S.p.A.	499,385	571,275	(a)
Telecom Italia S.p.A.	190,334	168,266
Telefonica Deutschland Holding AG	18,390	95,925
Telefonica S.A.	146,038	2,255,796
Telekom Austria AG	8,813	79,434
Telekom Malaysia Bhd	42,600	85,706
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	430,595
Telenor ASA	28,157	618,167
TeliaSonera AB	85,425	589,725
Telstra Corporation Ltd.	139,731	647,951
TELUS Corp.	11,130	380,843
True Corp PCL	233,861	85,677	(a)
Turk Telekomunikasyon AS	16,769	44,242
Vivendi S.A.	47,597	1,149,544
XL Axiata Tbk PT	93,500	47,575
		17,858,672

Internet Retail—0.0% *
ASOS PLC	2,102	76,672	(a)
Rakuten Inc.	30,300	348,734
		425,406
Internet Software & Services—0.2%
Dena Company Ltd.	3,900	49,573
Gree Inc.	3,500	23,861
Kakaku.com Inc.	3,100	44,024
NAVER Corp.	1,084	828,042
Tencent Holdings Ltd.	204,000	3,030,461
United Internet AG	4,602	195,424
Wix.com Ltd.	477	7,751	(a)
Yahoo Japan Corp.	64,300	244,357
		4,423,493
Investment Banking & Brokerage—0.1%
CITIC Securities Company Ltd., Class H	42,500	98,121
Daewoo Securities Company Ltd.	7,490	76,129	(a)
Daiwa Securities Group Inc.	62,000	491,612
Haitong Securities Company Ltd., Class H	49,200	75,822
ICAP PLC	21,687	135,628
Korea Investment Holdings Company Ltd.	1,740	91,208
Macquarie Group Ltd.	12,318	619,480
Mediobanca S.p.A.	20,019	171,065	(a)
Nomura Holdings Inc.	132,200	786,360
Samsung Securities Company Ltd.	2,292	95,665
Woori Investment & Securities Company Ltd.	6,220	69,418
Yuanta Financial Holding Company Ltd.	359,775	177,255
		2,887,763
IT Consulting & Other Services—0.2%
AtoS	2,010	145,579
Cap Gemini S.A.	5,602	401,803
CGI Group Inc., Class A	7,985	270,370	(a)
Fujitsu Ltd.	68,000	418,434
HCL Technologies Ltd.	7,684	213,324
Infosys Ltd.	18,855	1,146,685
Itochu Techno-Solutions Corp.	900	37,822
Luxoft Holding Inc.	270	10,044	(a)
Nomura Research Institute Ltd.	3,800	122,870
NTT Data Corp.	5,300	191,147
Otsuka Corp.	1,800	71,656
SK C&C Company Ltd.	921	211,476
Tata Consultancy Services Ltd.	18,636	824,925
Tech Mahindra Ltd.	2,313	92,825
Wipro Ltd.	25,134	243,574
		4,402,534
Leisure Facilities—0.0% *
Oriental Land Company Ltd.	2,100	396,779
Leisure Products—0.0% *
Bandai Namco Holdings Inc.	6,600	169,762
Giant Manufacturing Company Ltd.	10,000	77,866
Merida Industry Company Ltd.	7,350	51,176
Sankyo Company Ltd.	1,900	68,080
Sega Sammy Holdings Inc.	7,400	119,126
Shimano Inc.	3,200	389,188
Yamaha Corp.	6,100	79,737
		954,935
Life & Health Insurance—0.6%
Aegon N.V.	81,726	673,055
AIA Group Ltd.	459,600	2,371,801

AMP Ltd.	120,452	574,196
Cathay Financial Holding Company Ltd.	326,417	530,553
China Life Insurance Company Ltd.	94,050	77,520
China Life Insurance Company Ltd., Class H	264,000	733,784
China Taiping Insurance Holdings Company Ltd.	32,800	71,034	(a)
CNP Assurances	5,764	108,515
Delta Lloyd N.V.	7,100	171,104
Discovery Ltd.	10,317	89,563
Friends Life Group Ltd.	55,034	274,070
Great-West Lifeco Inc.	5,456	157,253
Hanwha Life Insurance Company Ltd.	8,480	57,023
Industrial Alliance Insurance & Financial Services Inc.	3,775	156,634
Legal & General Group PLC	230,848	854,212
Liberty Holdings Ltd.	4,059	44,226
Manulife Financial Corp.	70,176	1,352,594
MMI Holdings Ltd.	36,164	83,785
New China Life Insurance Company Ltd., Class H	23,300	81,174
Old Mutual PLC	188,458	552,796
Ping An Insurance Group Company of China Ltd., Class H	76,000	571,181
Power Corp of Canada	13,526	376,169
Power Financial Corp.	7,564	231,885
Prudential PLC	98,563	2,191,187
Rand Merchant Insurance Holdings Ltd.	22,171	69,467
Samsung Life Insurance Company Ltd.	2,361	237,088
Sanlam Ltd.	67,666	389,987
Shin Kong Financial Holding Company Ltd.	255,326	77,394
Sony Financial Holdings Inc.	6,500	105,117
Standard Life PLC	92,638	619,852
Sun Life Financial Inc.	24,295	882,624
Swiss Life Holding AG	1,203	286,428
T&D Holdings Inc.	22,500	289,069
The Dai-ichi Life Insurance Company Ltd.	32,700	485,659
		15,827,999
Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	1,428	41,607
Lonza Group AG	1,992	239,827
QIAGEN N.V.	9,834	222,824	(a)
		504,258
Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	36,696
Qualicorp S.A.	8,200	81,076	(a)
		117,772
Marine—0.1%
AP Moeller-Maersk A/S, Class A	91	209,942
AP Moeller-Maersk A/S, Class B	249	589,927
China COSCO Holdings Company Ltd., Class H	102,500	42,497	(a)
China Shipping Container Lines Company Ltd., Class H	146,000	38,850	(a)
Evergreen Marine Corporation Taiwan Ltd.	64,000	37,537	(a)
Hyundai Merchant Marine Company Ltd.	2,675	24,766	(a)
Kuehne + Nagel International AG	2,107	265,267
MISC Bhd	62,200	127,980
Mitsui OSK Lines Ltd.	42,000	134,171
Navios Maritime Holdings Inc.	2,725	16,350
Nippon Yusen KK	69,000	181,892
Safe Bulkers Inc.	1,329	8,851
U-Ming Marine Transport Corp.	17,000	25,867
Yang Ming Marine Transport Corp.	59,000	25,684	(a)
		1,729,581
Marine Ports & Services—0.0% *
Adani Ports & Special Economic Zone Ltd.	14,192	63,839

China Merchants Holdings International Company Ltd., Class H	42,000	129,714
COSCO Pacific Ltd.	62,000	82,388
Hutchison Port Holdings Trust, Class U	201,000	140,592
International Container Terminal Services Inc.	26,800	65,929
Kamigumi Company Ltd.	8,000	75,743
Mitsubishi Logistics Corp.	5,000	71,825
		630,030
Metal & Glass Containers—0.0% *
Nampak Ltd.	13,509	49,178
Rexam PLC	28,486	226,446
Toyo Seikan Group Holdings Ltd.	5,800	71,890
		347,514
Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	119,236
Hero Motocorp Ltd.	3,073	140,738
Yamaha Motor Company Ltd.	10,600	207,667
		467,641
Movies & Entertainment—0.0% *
Eros International PLC	733	10,709	(a)
Toho Company Ltd.	4,400	99,392
		110,101
Multi-Line Insurance—0.4%
Ageas	9,634	319,458
Allianz SE	17,175	2,773,029
Assicurazioni Generali S.p.A.	46,975	985,085
Aviva PLC	114,696	970,337
AXA S.A.	62,330	1,535,589
Baloise Holding AG	1,917	244,848
BB Seguridade Participacoes S.A.	23,900	314,166
China Pacific Insurance Group Company Ltd., Class H	107,400	377,360
Fairfax Financial Holdings Ltd.	818	367,289
Gjensidige Forsikring ASA	7,732	163,603
Mapfre S.A.	49,475	174,889
Porto Seguro S.A.	4,400	51,030
Powszechny Zaklad Ubezpieczen S.A.	2,320	336,941
Sampo Oyj, Class A	13,778	666,291
Sul America S.A.	5,000	31,066
UnipolSai S.p.A.	19,507	54,921
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,571	70,779
Zurich Insurance Group AG	5,504	1,636,634
		11,073,315
Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	117,768
Corp. Financiera Colombiana S.A.	2,956	58,574
Eurazeo S.A.	1,377	99,039
Exor S.p.A.	3,417	132,118
First Pacific Company Ltd.	94,000	96,895
Groupe Bruxelles Lambert S.A.	3,676	336,769
Grupo de Inversiones Suramericana S.A.	8,633	173,802
Haci Omer Sabanci Holding AS	34,397	144,640
Industrivarden AB, Class C	4,939	86,072
Investment AB Kinnevik, Class B	12,717	459,065
Investor AB, Class B	17,871	629,895
Metro Pacific Investments Corp.	129,200	14,089
Onex Corp.	3,866	215,725
Pargesa Holding S.A.	1,294	102,763
Remgro Ltd.	19,519	392,945
Wendel S.A.	1,280	145,083
		3,205,242

Multi-Utilities—0.3%
AGL Energy Ltd.	28,062	332,231
Atco Ltd., Class I	2,398	97,418
Canadian Utilities Ltd., Class A	4,562	159,693
Centrica PLC	186,811	931,056
E.ON SE	73,129	1,335,669
GDF Suez	52,639	1,320,418
National Grid PLC	140,808	2,024,100
RWE AG	17,724	689,936
Suez Environnement Co.	10,531	178,153
Veolia Environnement S.A.	14,035	247,519
YTL Corp Bhd	200,400	102,628
YTL Power International Bhd	87,045	43,516	(a)
		7,462,337
Office REITs—0.0% *
CapitaCommercial Trust	95,000	118,746
Japan Prime Realty Investment Corp.	29	104,444
Japan Real Estate Investment Corp.	46	236,549
Nippon Building Fund Inc.	56	294,826
		754,565
Office Services & Supplies—0.0% *
Societe BIC S.A.	1,036	133,568
Oil & Gas Drilling—0.1%
China Oilfield Services Ltd., Class H	58,000	152,807
Noble Corp. PLC	14,755	327,856
North Atlantic Drilling Ltd.	2,464	16,410
Seadrill Ltd.	14,762	394,540
Transocean Ltd.	19,748	631,344
Transocean Ltd.	12,650	406,535
		1,929,492
Oil & Gas Equipment & Services—0.1%
Akastor ASA	7,194	28,975
Aker Solutions ASA	7,194	71,685	(a,e)
AMEC PLC	12,623	225,247
Bumi Armada Bhd	85,600	49,514	(a)
CHC Group Ltd.	1,169	6,546	(a)
Fugro N.V.	2,972	89,749
Nordic American Offshore Ltd.	598	10,537	(a)
Petrofac Ltd.	10,564	177,011
Saipem S.p.A.	10,901	231,208	(a)
Sapurakencana Petroleum Bhd	127,700	160,342
Subsea 7 S.A.	11,444	163,479
Technip S.A.	4,256	357,075
Tenaris S.A.	19,053	434,849
WorleyParsons Ltd.	8,516	114,019
		2,120,236
Oil & Gas Exploration & Production—0.4%
ARC Resources Ltd.	11,975	316,640
Athabasca Oil Corp.	11,308	57,979	(a)
Baytex Energy Corp.	4,899	185,649
Cairn India Ltd.	17,722	89,178
Canadian Natural Resources Ltd.	42,635	1,659,925
Canadian Oil Sands Ltd.	18,537	342,691
CNOOC Ltd.	690,000	1,188,128
Crescent Point Energy Corp.	13,560	490,443
Encana Corp.	28,724	611,209
Enerplus Corp.	7,283	138,550
Inpex Corp.	36,100	510,291
Kunlun Energy Company Ltd.	138,000	199,133

Lundin Petroleum AB	8,987	152,080	(a)
MEG Energy Corp.	5,897	181,414	(a)
NOVATEK OAO GDR	4,613	480,569
Oil & Natural Gas Corp. Ltd.	28,871	190,194
Oil India Ltd.	17,637	173,776
Pacific Rubiales Energy Corp.	11,182	187,909
Pengrowth Energy Corp.	16,966	89,115
Penn West Petroleum Ltd.	17,358	117,889
Peyto Exploration & Development Corp.	4,880	154,319
PTT Exploration & Production PCL NVDR	52,000	256,164
Santos Ltd.	27,596	329,878
Talisman Energy Inc.	39,373	341,394
Tatneft OAO ADR	9,139	321,334
Tourmaline Oil Corp.	6,249	277,516	(a)
Tullow Oil PLC	29,038	302,753
Vermilion Energy Inc.	4,105	250,440
Woodside Petroleum Ltd.	25,579	907,731
		10,504,291
Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corp. Ltd.	6,480	68,805
Caltex Australia Ltd.	4,925	120,486
Cosan S.A. Industria e Comercio	5,500	88,329
Delek Group Ltd.	174	65,827
Empresas COPEC S.A.	18,588	228,394
Formosa Petrochemical Corp.	43,000	104,280
Grupa Lotos S.A.	2,254	19,169	(a)
GS Holdings Corp.	2,084	79,516
Idemitsu Kosan Company Ltd.	3,200	67,955
IRPC PCL NVDR	378,600	40,092
JX Holdings Inc.	90,000	414,893
Keyera Corp.	3,488	281,618
Neste Oil Oyj	5,805	119,531
Petronas Dagangan Bhd	8,900	54,261
Polski Koncern Naftowy Orlen S.A.	13,345	166,248
Reliance Industries Ltd.	49,769	758,506
S-Oil Corp.	1,820	73,780
Showa Shell Sekiyu KK	7,600	72,494
SK Innovation Company Ltd.	2,421	185,718
Thai Oil PCL NVDR	30,500	48,352
TonenGeneral Sekiyu KK	11,000	96,202
Tupras Turkiye Petrol Rafinerileri AS	5,349	107,439
		3,261,895
Oil & Gas Storage & Transportation—0.2%
AltaGas Ltd.	4,683	198,165
Ardmore Shipping Corp.	611	6,660
DHT Holdings Inc.	2,964	18,258
Enbridge Inc.	29,890	1,433,853
Inter Pipeline Ltd.	11,848	385,374
Koninklijke Vopak N.V.	2,589	139,529
Navios Maritime Acquisition Corp.	2,781	7,537
Pembina Pipeline Corp.	12,074	509,732
TransCanada Corp.	28,340	1,462,710
Ultrapar Participacoes S.A.	11,400	241,114
		4,402,932
Other Diversified Financial Services—0.1%
African Bank Investments Ltd.	52,786	1,448	(d)
FirstRand Ltd.	131,475	499,623
Fubon Financial Holding Company Ltd.	274,000	419,866
ING Groep N.V.	137,601	1,956,199	(a)

ORIX Corp.	52,600	726,034
Reliance Capital Ltd.	4,115	30,289
RMB Holdings Ltd.	26,636	133,260
		3,766,719
Packaged Foods & Meats—0.8%
Ajinomoto Company Inc.	25,000	415,674
Aryzta AG	3,492	300,647
Associated British Foods PLC	13,962	605,238
Barry Callebaut AG	87	96,514
Biostime International Holdings Ltd.	3,000	9,376
BRF S.A.	27,600	656,199
Calbee Inc.	2,400	78,428
Charoen Pokphand Foods PCL NVDR	115,100	106,901
China Mengniu Dairy Company Ltd.	53,000	217,411
Chocoladefabriken Lindt & Spruengli AG	33	164,776
Chocoladefabriken Lindt & Spruengli AG	3	177,658
CJ CheilJedang Corp.	320	117,346
Danone S.A.	22,315	1,494,580
GlaxoSmithKline Consumer Healthcare Ltd.	162	14,807
Gruma SAB de C.V., Class B	8,900	95,294	(a)
Grupo Bimbo SAB de C.V., Class A	66,600	193,102
Indofood CBP Sukses Makmur Tbk PT	32,000	29,788
Indofood Sukses Makmur Tbk PT	165,000	94,595
JBS S.A.	25,900	96,744
Kerry Group PLC, Class A	5,662	399,254
Kikkoman Corp.	6,000	127,495
Lotte Confectionery Company Ltd.	35	72,272
M Dias Branco S.A.	1,000	39,851
MEIJI Holdings Company Ltd.	2,300	181,852
Nestle S.A.	125,509	9,216,056
NH Foods Ltd.	7,000	148,602
Nisshin Seifun Group Inc.	8,470	83,776
Nissin Foods Holdings Company Ltd.	2,300	119,401
Orion Corp., Class B	139	115,159
Orkla ASA	24,379	220,428
PPB Group Bhd	17,800	77,049
Saputo Inc.	11,396	319,482
Standard Foods Corp.	12,535	28,227
Tate & Lyle PLC	19,062	181,696
Tiger Brands Ltd.	6,889	192,122
Tingyi Cayman Islands Holding Corp.	82,000	215,411
Toyo Suisan Kaisha Ltd.	4,000	132,797
Ulker Biskuvi Sanayi AS	3,012	19,881
Uni-President China Holdings Ltd.	48,000	48,330
Uni-President Enterprises Corp.	182,023	315,705
Unilever N.V.	60,186	2,388,868
Unilever PLC	49,889	2,088,249
Universal Robina Corp.	30,200	125,402
Want Want China Holdings Ltd.	242,000	302,160
Yakult Honsha Company Ltd.	3,400	178,542
Yamazaki Baking Company Ltd.	4,000	51,473
		22,354,618
Paper Packaging—0.0% *
Amcor Ltd.	54,175	536,305
Klabin S.A.	19,600	94,735
		631,040
Paper Products—0.0% *
Empresas CMPC S.A.	49,402	117,019
Fibria Celulose S.A.	9,300	101,899	(a)

Lee & Man Paper Manufacturing Ltd.	71,000	36,070
Nine Dragons Paper Holdings Ltd.	63,000	45,194
Oji Holdings Corp.	31,000	117,339
Sappi Ltd.	19,577	76,687	(a)
Stora Enso Oyj, Class R	16,499	136,907
UPM-Kymmene Oyj	21,948	312,046
		943,161
Personal Products—0.1%
AMOREPACIFIC Corp.	131	296,504
AMOREPACIFIC Group	68	75,330
Beiersdorf AG	3,859	321,126
Dabur India Ltd.	13,803	49,525
Godrej Consumer Products Ltd.	4,709	74,384
Hengan International Group Company Ltd.	29,500	289,825
Hypermarcas S.A.	12,800	91,861	(a)
Kao Corp.	19,700	768,606
L’Oreal S.A.	9,486	1,504,668
Natura Cosmeticos S.A.	7,200	108,694
Shiseido Company Ltd.	15,000	247,387
		3,827,910
Pharmaceuticals—1.8%
Aspen Pharmacare Holdings Ltd.	12,203	362,841
Astellas Pharma Inc.	83,500	1,243,386
AstraZeneca PLC	47,872	3,430,642
Aurobindo Pharma Ltd.	4,457	69,767
Bayer AG	32,291	4,493,624
Celltrion Inc.	2,486	115,128	(a)
Chugai Pharmaceutical Company Ltd.	9,400	272,040
Cipla Ltd.	12,861	130,090
CSPC Pharmaceutical Group Ltd.	42,000	34,936
Daiichi Sankyo Company Ltd.	27,600	433,628
Dr Reddy’s Laboratories Ltd.	3,837	200,679
Eisai Company Ltd.	9,900	400,364
Endo International PLC	4,280	292,495	(a)
Genomma Lab Internacional SAB de C.V., Class B	29,900	71,687	(a)
GlaxoSmithKline PLC	184,889	4,223,629
Hisamitsu Pharmaceutical Company Inc.	2,400	86,172
Kalbe Farma Tbk PT	854,500	118,978
Kyowa Hakko Kirin Company Ltd.	8,000	98,385
Merck KGaA	5,152	473,623
Mitsubishi Tanabe Pharma Corp.	8,600	126,169
Novartis AG	86,052	8,096,592
Novo Nordisk A/S, Class B	77,151	3,673,826
Ono Pharmaceutical Company Ltd.	3,200	284,101
Orion Oyj, Class B	4,156	162,299
Otsuka Holdings Company Ltd.	14,600	503,145
Piramal Enterprises Ltd.	2,159	26,638
Ranbaxy Laboratories Ltd.	4,850	49,975	(a)
Richter Gedeon Nyrt	2,156	33,687
Roche Holding AG	27,044	7,979,486
Sanofi	44,697	5,054,715
Santen Pharmaceutical Company Ltd.	2,700	151,175
ScinoPharm Taiwan Ltd.	10,816	22,182
Shionogi & Company Ltd.	11,900	273,062
Shire PLC	22,951	1,980,249
Sihuan Pharmaceutical Holdings Group Ltd.	228,000	171,936
Sino Biopharmaceutical Ltd.	124,000	123,878
Sumitomo Dainippon Pharma Company Ltd.	6,100	77,808
Sun Pharmaceutical Industries Ltd.	23,014	318,045

Taisho Pharmaceutical Holdings Company Ltd.	1,300	88,966
Takeda Pharmaceutical Company Ltd.	29,300	1,273,508
Teva Pharmaceutical Industries Ltd.	34,162	1,837,831
Theravance Biopharma Inc.	810	18,671	(a)
UCB S.A.	5,208	471,988
Valeant Pharmaceuticals International Inc.	11,815	1,551,475	(a)
Yuhan Corp.	304	53,551
		50,957,052
Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	3,198	103,358	(a)
Fresnillo PLC	8,624	105,771
Impala Platinum Holdings Ltd.	21,829	167,718	(a)
Industrias Penoles SAB de C.V.	6,055	138,857
Northam Platinum Ltd.	8,512	27,740	(a)
		543,444
Property & Casualty Insurance—0.2%
Admiral Group PLC	8,319	172,525
Direct Line Insurance Group PLC	30,088	143,200
Dongbu Insurance Company Ltd.	1,830	102,958
Hyundai Marine & Fire Insurance Company Ltd.	2,720	74,961
Insurance Australia Group Ltd.	100,070	536,005
Intact Financial Corp.	5,931	384,821
MS&AD Insurance Group Holdings Inc.	19,300	420,897
People’s Insurance Company Group of China Ltd., Class H	224,000	91,600
PICC Property & Casualty Company Ltd., Class H	140,000	248,328
QBE Insurance Group Ltd.	50,715	516,176
RSA Insurance Group PLC	42,571	334,373	(a)
Samsung Fire & Marine Insurance Company Ltd.	1,257	336,442
Sompo Japan Nipponkoa Holdings Inc.	13,000	315,304
Suncorp Group Ltd.	52,094	639,941
Tokio Marine Holdings Inc.	27,400	850,001
Tryg A/S	1,127	116,937
		5,284,469
Publishing—0.1%
Axel Springer SE	1,610	88,403
Lagardere SCA	4,450	119,101
Pearson PLC	32,552	654,369
Reed Elsevier N.V.	26,968	611,902
Reed Elsevier PLC	36,929	590,384
Singapore Press Holdings Ltd.	62,737	206,531
Thomson Reuters Corp.	15,288	558,141
Wolters Kluwer N.V.	11,537	307,710
		3,136,541
Railroads—0.3%
ALL America Latina Logistica S.A.	25,900	67,245
Asciano Ltd.	36,444	192,537
Aurizon Holdings Ltd.	79,572	315,017
BTS Group Holdings PCL NVDR	100,000	30,788
Canadian National Railway Co.	31,926	2,271,430
Canadian Pacific Railway Ltd.	6,034	1,254,962
Central Japan Railway Co.	5,300	714,780
East Japan Railway Co.	13,500	1,011,002
Hankyu Hanshin Holdings Inc.	44,000	256,168
Keikyu Corp.	19,000	158,578
Keio Corp.	23,000	169,919
Keisei Electric Railway Company Ltd.	10,000	100,385
Kintetsu Corp.	74,000	248,898
MTR Corporation Ltd.	63,500	249,405
Nagoya Railroad Company Ltd.	32,000	128,322

Odakyu Electric Railway Company Ltd.	24,000	219,434
Tobu Railway Company Ltd.	40,000	201,090
Tokyu Corp.	44,000	288,316
West Japan Railway Co.	6,700	299,789
		8,178,065
Real Estate Development—0.1%
Agile Property Holdings Ltd.	52,000	31,927
Bumi Serpong Damai PT	185,500	23,497
Cheung Kong Holdings Ltd.	56,000	920,446
China Overseas Land & Investment Ltd.	172,000	440,955
China Resources Land Ltd.	80,000	164,969
China Vanke Company Ltd., Class H	49,400	86,346	(a)
Country Garden Holdings Company Ltd.	170,000	64,118
Evergrande Real Estate Group Ltd.	257,000	95,878
Farglory Land Development Company Ltd.	13,862	16,304
Guangzhou R&F Properties Company Ltd., Class H	33,600	33,916
Highwealth Construction Corp.	18,000	28,718
IOI Properties Group Bhd	63,949	51,040
Keppel Land Ltd.	31,000	85,019
Lippo Karawaci Tbk PT	744,500	57,459
Longfor Properties Company Ltd.	50,000	57,254
Ruentex Development Company Ltd.	24,578	39,671
Shimao Property Holdings Ltd.	51,500	103,896
Shui On Land Ltd.	136,666	30,628
Sino Land Company Ltd.	116,000	179,700
Sino-Ocean Land Holdings Ltd.	104,500	54,817
SOHO China Ltd.	76,000	54,971
Talaat Moustafa Group	36,052	56,019
UEM Sunrise Bhd	59,300	32,863
		2,710,411
Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	76,399
BR Malls Participacoes S.A.	17,200	135,726
BR Properties S.A.	11,700	62,092
Central Pattana PCL NVDR	44,200	63,246
Deutsche Wohnen AG	9,959	212,141
First Capital Realty Inc.	863	13,522
Global Logistic Properties Ltd.	142,000	301,505
Hulic Company Ltd.	10,000	105,898
Hysan Development Company Ltd.	26,000	119,959
IMMOFINANZ AG	43,610	123,788
Multiplan Empreendimentos Imobiliarios S.A.	3,200	65,473
NTT Urban Development Corp.	4,500	47,304
SM Prime Holdings Inc.	245,000	95,420
Swire Properties Ltd.	50,800	158,602
Swiss Prime Site AG	1,980	146,783
		1,727,858
Real Estate Services—0.0% *
Altisource Asset Management Corp.	49	33,076	(a)
Altisource Portfolio Solutions S.A.	503	50,702	(a)
		83,778
Regional Banks—0.1%
Bank of Queensland Ltd.	4,889	49,732
Bendigo and Adelaide Bank Ltd.	15,355	160,062
BS Financial Group Inc.	7,204	115,321
Chongqing Rural Commercial Bank, Class H	92,000	41,657
DGB Financial Group Inc.	5,020	79,802
First BanCorp	3,567	16,943	(a)
Fukuoka Financial Group Inc.	30,000	143,080

Hokuhoku Financial Group Inc.	34,000	66,635
Resona Holdings Inc.	90,600	511,016
Seven Bank Ltd.	22,000	89,642
Shinsei Bank Ltd.	64,000	137,343
Suruga Bank Ltd.	7,000	139,638
The Bank of Kyoto Ltd.	14,000	116,315
The Bank of Yokohama Ltd.	47,000	258,398
The Chiba Bank Ltd.	27,000	187,789
The Chugoku Bank Ltd.	7,000	102,788
The Gunma Bank Ltd.	14,000	80,689
The Hachijuni Bank Ltd.	15,000	90,129
The Hiroshima Bank Ltd.	19,000	93,347
The Iyo Bank Ltd.	11,000	111,335
The Joyo Bank Ltd.	25,000	123,028
The Shizuoka Bank Ltd.	21,000	216,185
Yamaguchi Financial Group Inc.	8,000	75,656
		3,006,530
Reinsurance—0.1%
Hannover Rueck SE	2,353	189,939
Muenchener Rueckversicherungs AG	6,712	1,324,268
RenaissanceRe Holdings Ltd.	1,134	113,389
SCOR SE	5,925	185,084
Swiss Re AG	13,710	1,090,160
Third Point Reinsurance Ltd.	1,947	28,329	(a)
		2,931,169
Renewable Electricity—0.0% *
Abengoa Yield PLC	973	34,619	(a)
China Longyuan Power Group Corp., Class H	101,000	98,573
Enel Green Power S.p.A.	65,696	167,711
Energy Development Corp.	270,200	48,690
Tractebel Energia S.A.	6,100	85,688
		435,281
Research & Consulting Services—0.1%
ALS Ltd.	15,554	71,532
Bureau Veritas S.A.	8,532	188,595
Experian PLC	35,288	560,741
Intertek Group PLC	6,828	289,367
SGS S.A.	229	473,394
		1,583,629
Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	61,643
Restaurants—0.1%
Compass Group PLC	62,679	1,010,962
Jollibee Foods Corp.	15,290	66,778
McDonald’s Holdings Company Japan Ltd.	2,600	64,284
Sodexo	3,708	362,779
Tim Hortons Inc.	5,157	406,958
Whitbread PLC	7,512	504,775
		2,416,536
Retail REITs—0.2%
CapitaMall Trust	109,000	163,176
CFS Retail Property Trust Group	82,684	144,270
Corio N.V.	2,712	132,945
Federation Centres	53,686	121,047
Hammerson PLC	30,144	279,841
Intu Properties PLC	36,016	187,636
Japan Retail Fund Investment Corp.	77	155,180
Klepierre	3,685	161,215
RioCan Real Estate Investment Trust	5,179	118,961

Scentre Group	211,987	609,582	(a)
The Link REIT	102,000	589,243
Unibail-Rodamco SE	3,746	963,464
Westfield Corp.	77,064	501,867	(a)
		4,128,427
Security & Alarm Services—0.0% *
G4S PLC	64,223	260,420
S-1 Corp.	841	64,886
Secom Company Ltd.	8,100	482,465
Securitas AB, Class B	11,896	131,900
		939,671
Semiconductor Equipment—0.1%
Advantest Corp.	5,600	72,284
ASM Pacific Technology Ltd.	9,300	92,041
ASML Holding N.V.	14,036	1,390,466
GCL-Poly Energy Holdings Ltd.	394,000	145,428	(a)
Hanergy Solar Group Ltd.	456,000	83,976
Hermes Microvision Inc.	1,000	41,598
Tokyo Electron Ltd.	6,700	436,594
		2,262,387
Semiconductors—0.5%
Advanced Semiconductor Engineering Inc.	263,000	307,198
ARM Holdings PLC	50,928	741,981
Avago Technologies Ltd.	14,609	1,270,983
Epistar Corp.	31,000	57,916
Infineon Technologies AG	41,559	427,832
Inotera Memories Inc.	84,000	124,269	(a)
Kinsus Interconnect Technology Corp.	10,000	37,116
MediaTek Inc.	54,352	804,937
Novatek Microelectronics Corp.	22,000	108,574
Phison Electronics Corp.	5,000	34,818
Powertech Technology Inc.	27,000	48,817
Radiant Opto-Electronics Corp.	15,450	61,115
Realtek Semiconductor Corp.	16,160	57,386
Rohm Company Ltd.	3,600	226,633
Samsung Electronics Company Ltd.	4,123	4,617,790
Siliconware Precision Industries Co.	108,000	148,324
SK Hynix Inc.	21,170	937,006	(a)
STMicroelectronics N.V.	22,450	173,357
Taiwan Semiconductor Manufacturing Company Ltd.	948,000	3,774,108
Transcend Information Inc.	6,000	19,916
United Microelectronics Corp.	501,000	206,648
Vanguard International Semiconductor Corp.	19,000	27,748
		14,214,472
Silver—0.0% *
Silver Wheaton Corp.	14,644	292,736
Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	99,544
Coca-Cola Amatil Ltd.	23,185	177,886
Coca-Cola Femsa SAB de C.V., Class L	16,500	166,373
Coca-Cola HBC AG	6,874	148,348
Coca-Cola Icecek AS	2,227	47,830
Fomento Economico Mexicano SAB de C.V.	81,900	753,185
Suntory Beverage & Food Ltd.	5,100	180,567
		1,573,733
Specialized Finance—0.1%
ASX Ltd.	8,294	259,973
BM&FBovespa S.A.	83,000	379,152
Chailease Holding Company Ltd.	31,460	76,316
Deutsche Boerse AG	7,728	519,022

Far East Horizon Ltd.	53,000	47,437
Hong Kong Exchanges and Clearing Ltd.	32,800	706,801
Japan Exchange Group Inc.	10,000	237,320
London Stock Exchange Group PLC	9,756	294,410
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	117,127
Power Finance Corporation Ltd.	10,821	40,849
Rural Electrification Corporation Ltd.	11,578	46,401
Singapore Exchange Ltd.	38,000	215,214
		2,940,022
Specialty Chemicals—0.2%
Akzo Nobel N.V.	9,271	634,433
Asian Paints Ltd.	10,450	106,358
Croda International PLC	5,451	180,763
Daicel Corp.	11,000	119,023
EMS-Chemie Holding AG	324	133,958
Givaudan S.A.	322	512,838
Hitachi Chemical Company Ltd.	4,000	71,035
Johnson Matthey PLC	7,774	366,597
JSR Corp.	6,700	116,906
Kansai Paint Company Ltd.	6,000	89,691
Koninklijke DSM N.V.	6,720	414,410
Nippon Paint Company Ltd.	2,000	45,107
Nitto Denko Corp.	5,500	301,104
Novozymes A/S, Class B	9,575	414,424
Shin-Etsu Chemical Company Ltd.	16,400	1,074,318
Sika AG	85	293,656
Umicore S.A.	4,697	204,812
		5,079,433
Specialty Stores—0.0% *
FF Group	1,860	69,187
JUMBO S.A.	4,127	52,199	(a)
Sanrio Company Ltd.	1,700	49,270
		170,656
Steel—0.2%
ArcelorMittal	33,574	459,438
CAP S.A.	2,624	27,849
China Steel Corp.	432,796	369,812
Cia Siderurgica Nacional S.A.	27,400	97,314
Daido Steel Company Ltd.	10,000	39,853
Eregli Demir ve Celik Fabrikalari TAS	89,602	166,116
Fortescue Metals Group Ltd.	77,832	236,320
Fosun International Ltd.	57,500	68,868
Hitachi Metals Ltd.	8,000	144,170
Hyundai Steel Co.	2,772	194,565
Jastrzebska Spolka Weglowa S.A.	1,318	12,804	(a)
JFE Holdings Inc.	20,300	405,449
Jindal Steel & Power Ltd.	13,806	38,794
JSW Steel Ltd.	2,896	54,002
Kobe Steel Ltd.	95,000	154,249
Kumba Iron Ore Ltd.	3,400	79,961
Maruichi Steel Tube Ltd.	1,600	39,283
Nippon Steel & Sumitomo Metal Corp.	273,000	708,615
POSCO	2,521	775,441
Severstal OAO GDR	7,140	70,826
Tata Steel Ltd.	11,358	83,854
ThyssenKrupp AG	18,141	473,692	(a)
Vale S.A.	45,500	498,724
Voestalpine AG	4,459	176,109
Yamato Kogyo Company Ltd.	1,400	46,722
		5,422,830

Systems Software—0.0% *
Oracle Corp Japan	1,400	54,634
Totvs S.A.	4,200	63,833
Trend Micro Inc.	4,000	135,509
		253,976
Technology Distributors—0.0% *
Synnex Technology International Corp.	48,000	66,275
WPG Holdings Ltd.	51,000	62,392
		128,667
Technology Hardware, Storage & Peripherals—0.3%
Acer Inc.	94,000	66,021	(a)
Advantech Company Ltd.	10,994	77,585
Asustek Computer Inc.	26,000	248,102
BlackBerry Ltd.	17,699	176,745	(a)
Brother Industries Ltd.	8,800	162,595
Canon Inc.	39,100	1,271,922
Catcher Technology Company Ltd.	28,000	259,329
Chicony Electronics Company Ltd.	17,255	51,609
Clevo Co.	19,000	33,509
Compal Electronics Inc.	158,000	118,201
Foxconn Technology Company Ltd.	52,920	130,760
HTC Corp.	30,000	130,019	(a)
Inventec Corp.	80,000	52,031
Konica Minolta Inc.	20,500	221,576
Lenovo Group Ltd.	272,000	405,129
Lite-On Technology Corp.	83,830	120,575
NEC Corp.	98,000	338,663
Nokia Oyj	137,519	1,167,869
Pegatron Corp.	59,000	108,453
Quanta Computer Inc.	112,000	284,295
Ricoh Company Ltd.	28,000	300,758
Seagate Technology PLC	18,953	1,085,438
Seiko Epson Corp.	5,000	240,871
Wistron Corp.	84,611	86,161
		7,138,216
Textiles—0.0% *
Eclat Textile Company Ltd.	5,200	47,213
Formosa Taffeta Company Ltd.	25,000	24,531
Ruentex Industries Ltd.	19,711	43,808
Shenzhou International Group Holdings Ltd.	16,000	51,234
		166,786
Thrifts & Mortgage Finance—0.0% *
Essent Group Ltd.	1,431	30,638	(a)
Housing Development Finance Corp.	56,589	962,886
LIC Housing Finance Ltd.	11,981	62,774
		1,056,298
Tires & Rubber—0.1%
Bridgestone Corp.	25,400	839,950
Cheng Shin Rubber Industry Company Ltd.	65,550	144,571
Cie Generale des Etablissements Michelin	7,444	701,267
Hankook Tire Company Ltd.	2,917	142,133
Nokian Renkaat Oyj	3,864	115,956
Pirelli & C. S.p.A.	8,788	121,197
Sumitomo Rubber Industries Ltd.	6,400	91,024
The Yokohama Rubber Company Ltd.	7,000	60,646
		2,216,744
Tobacco—0.3%
British American Tobacco Malaysia Bhd	4,300	92,275
British American Tobacco PLC	70,876	3,993,903

Gudang Garam Tbk PT	18,500	85,808
Imperial Tobacco Group PLC	37,731	1,624,544
ITC Ltd.	88,390	529,873
Japan Tobacco Inc.	42,400	1,377,555
KT&G Corp.	4,116	368,357
Souza Cruz S.A.	17,900	143,954
Swedish Match AB	8,173	264,688
		8,480,957
Trading Companies & Distributors—0.2%
Adani Enterprises Ltd.	8,457	64,305
Barloworld Ltd.	7,965	65,142
Brenntag AG	5,958	291,656
Bunzl PLC	12,822	333,622
Daewoo International Corp.	2,030	72,160
Finning International Inc.	6,330	178,931
ITOCHU Corp.	54,200	661,824
Marubeni Corp.	52,900	361,923
Mitsubishi Corp.	53,500	1,095,493
Mitsui & Company Ltd.	65,300	1,029,860
Noble Group Ltd.	208,000	211,532
Rexel S.A.	8,008	149,571
Samsung C&T Corp.	4,588	328,129
SK Networks Company Ltd.	6,600	66,206	(a)
Sumitomo Corp.	37,300	411,609
Toyota Tsusho Corp.	8,800	214,320
Travis Perkins PLC	10,064	270,395
Wolseley PLC	7,419	388,599
		6,195,277
Trucking—0.0% *
ComfortDelGro Corporation Ltd.	84,000	157,838
DSV A/S	7,775	218,653
Localiza Rent a Car S.A.	5,145	74,541
Nippon Express Company Ltd.	32,000	134,002
		585,034
Water Utilities—0.0% *
Aguas Andinas S.A., Class A	77,578	45,170
Beijing Enterprises Water Group Ltd.	130,000	87,409
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	109,009
Cia de Saneamento de Minas Gerais-COPASA	2,100	26,576
Guangdong Investment Ltd.	92,000	107,544
Severn Trent PLC	9,568	290,698
United Utilities Group PLC	27,581	360,285
		1,026,691
Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	43,600	302,314
America Movil SAB de C.V., Class L	1,287,200	1,622,628
Axiata Group Bhd	97,600	208,382
Bharti Airtel Ltd.	24,134	158,617
China Mobile Ltd.	238,000	2,782,000
DiGi.Com Bhd	145,400	259,331
ENTEL Chile S.A.	4,152	47,104
Far EasTone Telecommunications Company Ltd.	58,000	111,198
Global Telecom Holding SAE	98,792	69,223	(a)
Globe Telecom Inc.	1,235	44,670
Idea Cellular Ltd.	24,304	65,089
KDDI Corp.	21,700	1,305,152
Maxis Bhd	88,900	175,637
MegaFon OAO GDR	7,188	182,431
Millicom International Cellular S.A.	2,635	211,271

Mobile Telesystems OJSC ADR	23,471	350,657
MTN Group Ltd.	65,316	1,375,180
NTT DOCOMO Inc.	59,600	998,012
Philippine Long Distance Telephone Co.	3,770	260,138
Reliance Communications Ltd.	20,483	32,580
Rogers Communications Inc., Class B	14,390	539,778
Sistema JSFC GDR	8,110	55,626
SK Telecom Company Ltd.	353	97,108
SoftBank Corp.	35,300	2,465,215
StarHub Ltd.	26,000	83,944
Taiwan Mobile Company Ltd.	62,000	188,004
Tele2 AB, Class B	11,746	141,530
Tim Participacoes S.A.	31,600	166,282
Turkcell Iletisim Hizmetleri AS	31,681	165,306	(a)
Vodacom Group Ltd.	15,462	177,708
Vodafone Group PLC	1,009,444	3,326,343
		17,968,458

Total Common Stock (Cost $635,312,989)		687,398,245

Preferred Stock—0.4%
Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	134,498
Hyundai Motor Co.	1,448	164,611
Hyundai Motor Co.	666	74,412
Porsche Automobil Holding SE	6,315	503,844
Volkswagen AG	6,007	1,240,690
		2,118,055
Commodity Chemicals—0.0% *
Braskem S.A., Class A	6,100	40,341
Fuchs Petrolub AG	2,446	92,481
LG Chem Ltd.	274	42,613
		175,435
Construction Materials—0.0% *
Grupo Argos S.A.	3,447	38,420
Diversified Banks—0.1%
Banco Bradesco S.A.	88,020	1,251,885
Banco Davivienda S.A.	2,995	43,264
Banco do Estado do Rio Grande do Sul S.A., Class B	6,900	41,407
Bancolombia S.A.	12,485	177,257
Grupo Aval Acciones y Valores	128,800	88,689
Itau Unibanco Holding S.A.	99,627	1,377,517
Itausa - Investimentos Itau S.A.	140,224	530,648
		3,510,667
Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A., Class B	8,100	33,397
Cia Energetica de Minas Gerais	28,508	174,451
Cia Paranaense de Energia, Class B	3,900	53,081
		260,929
Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	85,996
General Merchandise Stores—0.0% *
Lojas Americanas S.A.	19,625	111,280
Household Products—0.0% *
Henkel AG & Company KGaA	7,351	731,925
Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao	4,800	209,373
Integrated Oil & Gas—0.1%
Petroleo Brasileiro S.A.	164,200	1,212,597

Integrated Telecommunication Services—0.0% *
Oi S.A.	107,000	76,004
Telefonica Brasil S.A.	11,900	235,124
		311,128
Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	60,690
Paper Products—0.0% *
Suzano Papel e Celulose S.A., Class A	9,200	36,956
Renewable Electricity—0.0% *
AES Tiete S.A.	3,800	33,430
Cia Energetica de Sao Paulo	5,900	63,056
		96,486
Semiconductors—0.0% *
Samsung Electronics Company Ltd.	846	719,725
Soft Drinks—0.0% *
Embotelladora Andina S.A., Class B	7,865	25,476
Steel—0.1%
Bradespar S.A.	8,400	61,450
Gerdau S.A.	34,600	166,390
Metalurgica Gerdau S.A.	10,200	58,920
Usinas Siderurgicas de Minas Gerais S.A., Class A	14,200	36,926	(a)
Vale S.A.	75,000	728,078
		1,051,764

Total Preferred Stock (Cost $13,004,802)		10,756,902

Rights—0.0% *
Automobile Manufacturers—0.0% *
Fiat S.p.A.	34,881	—	(**,a,d)
Computer & Electronics Retail—0.0% *
Groupe Fnac	1	—	(**,a,d)
Diversified Banks—0.0% *
Banco Bilbao Vizcaya Argentaria S.A.	217,860	21,741	(a)
Banco Popular Espanol S.A.	69,502	966	(a)
		22,707
Diversified Real Estate Activities—0.0% *
Yuexiu Property Company Ltd.	61,380	949	(a)
Real Estate Development—0.0% *
Agile Property Holdings Ltd.	10,400	1,028	(a,d)
Country Garden Holdings Co. Ltd.	11,333	642	(a)
		1,670

Total Rights (Cost $23,172)		25,326

Total Foreign Equity (Cost $648,340,963)		698,180,473

Bonds and Notes—30.6%		Principal Amount	Fair Value
U.S. Treasuries—11.0%
U.S. Treasury Bonds
2.38%	08/15/24	$3,000,000	2,965,314
2.75%	11/15/42	650,000	594,649
3.00%	05/15/42	11,700,000	11,297,812
3.13%	08/15/44	900,000	885,656
3.38%	05/15/44	2,900,000	2,994,250
3.63%	08/15/43- 02/15/44	1,740,000	1,880,444
3.75%	11/15/43	600,000	663,187
4.38%	11/15/39	7,600,000	9,273,186

4.50%	02/15/36	4,000,000	4,936,876
5.25%	02/15/29	500,000	643,750
5.38%	02/15/31	2,550,000	3,375,165
5.50%	08/15/28	3,750,000	4,921,875
6.38%	08/15/27	2,000,000	2,797,812
7.63%	02/15/25	1,000,000	1,469,062
7.88%	02/15/21	2,000,000	2,696,876
8.75%	05/15/20	5,000,000	6,830,080
9.00%	11/15/18	3,000,000	3,900,936
U.S. Treasury Notes
0.25%	12/31/15 - 05/15/16	19,250,000	19,220,992
0.50%	06/30/16	10,000,000	10,005,860
0.63%	10/15/16 - 04/30/18	23,500,000	23,152,257
0.75%	12/31/17 - 03/31/18	10,000,000	9,831,246
0.88%	12/31/16 - 01/31/18	25,250,000	25,192,718
1.00%	06/30/19	3,000,000	2,896,173
1.13%	12/31/19 - 03/31/20	23,800,000	22,892,428
1.25%	10/31/15 - 02/29/20	19,000,000	18,675,037
1.38%	07/31/18 - 02/28/19	5,000,000	4,944,690
1.50%	07/31/16	18,000,000	18,319,914
1.63%	04/30/19 - 11/15/22	10,500,000	10,243,438
1.75%	10/31/20 - 05/15/22	8,100,000	7,817,038
2.00%	07/31/20 - 02/15/23	5,600,000	5,547,822
2.13%	12/31/15 - 06/30/21	11,900,000	12,056,879
2.25%	03/31/21	800,000	804,687
2.38%	03/31/16 - 12/31/20	16,500,000	16,953,630
2.50%	08/15/23 - 05/15/24	3,500,000	3,504,844
2.75%	11/15/23 - 02/15/24	4,300,000	4,404,087
3.13%	05/15/19	5,300,000	5,631,663
3.25%	12/31/16	9,000,000	9,501,327
3.63%	02/15/21	700,000	763,657
4.50%	05/15/17	16,500,000	18,021,102
			312,508,419
U.S. Government Sponsored Agencies—0.1%
Federal Home Loan Banks
0.50%	11/20/15	3,000,000	3,007,980
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	931,361
			3,939,341
Agency Collateralized Mortgage Obligations—0.1%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	585,701
2.60%	10/25/23	148,257	150,268
2.79%	10/25/20	74,055	76,611
2.87%	12/25/21	800,000	810,324
3.06%	07/25/23	100,000	101,107	(f)
3.30%	04/25/23	100,000	103,173	(f)
3.39%	03/25/24	200,000	206,469
3.40%	07/25/19	203,720	213,507
3.41%	05/25/19	304,060	319,283
3.49%	01/25/24	300,000	312,396
3.53%	07/25/23	800,000	837,427	(f)
3.97%	01/25/21	200,000	216,361	(f)
4.25%	01/25/20	100,000	109,360
5.09%	03/25/19	100,000	112,305
Federal National Mortgage Assoc.
2.68%	05/25/21	100,000	100,226	(f)
			4,254,518

Agency Mortgage Backed—9.7%
Federal Home Loan Mortgage Corp.
0.88%	10/14/16 -03/07/18	5,000,000	4,978,560
1.25%	10/02/19	1,500,000	1,457,045
1.38%	05/01/20	1,500,000	1,446,009
1.76%	06/01/43	466,642	472,761	(f)
2.38%	01/13/22	2,100,000	2,087,858
2.47%	05/01/43	1,049,481	1,050,603	(f)
2.50%	07/01/28	284,981	288,409
2.51%	11/25/22	300,000	293,653
2.51%	08/01/43	375,615	375,704	(f)
3.00%	05/01/33 -06/01/43	10,081,904	10,009,813
3.50%	10/01/42 -07/01/43	1,235,392	1,264,118
4.00%	06/01/44	2,469,189	2,606,339
5.00%	12/01/22 -06/01/41	5,401,043	5,928,903
5.50%	01/01/38 -04/01/39	978,425	1,096,453
6.00%	06/01/37 -11/01/37	931,069	1,070,148
2.50%	TBA	5,800,000	5,805,944	(g)
3.00%	TBA	4,350,000	4,460,718	(g)
3.50%	TBA	10,450,000	10,680,146	(g)
4.00%	TBA	11,117,000	11,711,299	(g)
4.50%	TBA	2,800,000	3,019,625	(g)
Federal National Mortgage Assoc.
0.75%	11/25/16	1,900,000	1,900,671
0.88%	12/20/17 - 05/21/18	6,900,000	6,806,360
1.90%	04/01/43	723,441	738,722	(f)
2.50%	02/01/28 - 09/01/28	6,279,568	6,352,899
3.00%	01/01/28 - 10/01/43	24,005,266	24,101,574
3.50%	10/01/42	14,087,352	14,425,665
4.00%	01/01/41 - 08/01/44	10,811,285	11,413,004
4.50%	10/01/39 - 04/01/41	20,127,369	21,768,082
5.00%	12/01/39 - 06/01/41	12,259,587	13,611,039
5.50%	12/01/35 - 04/01/38	6,519,283	7,305,060
6.00%	03/01/34 - 08/01/37	5,030,707	5,710,143
6.63%	11/15/30	1,200,000	1,705,139
2.50%	TBA	2,434,000	2,420,273	(g)
3.00%	TBA	1,350,000	1,352,914	(g)
3.50%	TBA	13,500,000	14,048,414	(g)
4.00%	TBA	14,917,000	15,732,151	(g)
4.50%	TBA	3,000,000	3,182,812	(g)
Government National Mortgage Assoc.
3.00%	10/15/42	6,134,171	6,197,247
3.50%	10/20/42	15,964,563	16,532,694
4.00%	12/20/40 - 08/15/41	9,498,736	10,102,345
4.50%	05/20/40	5,472,305	5,962,236
5.00%	08/15/41	5,583,422	6,202,841
3.00%	TBA	5,400,000	5,434,172	(g)
4.00%	TBA	2,200,000	2,331,484	(g)
			275,442,049
Asset Backed—0.2%
AmeriCredit Automobile Receivables Trust 2012-2
3.38%	04/09/18	1,000,000	1,027,658
Capital Auto Receivables Asset Trust 2013-4
1.09%	03/20/18	400,000	400,621
Chase Issuance Trust 2012-A8
0.54%	10/16/17	1,000,000	999,892
Chase Issuance Trust 2014-A1
1.15%	01/15/19	1,000,000	999,159

Citibank Credit Card Issuance Trust 2007-A8
5.65%	09/20/19	1,000,000	1,119,370
Discover Card Execution Note Trust 2014-A3
1.22%	10/15/19	400,000	399,217
			4,945,917
Corporate Notes—8.3%
21st Century Fox America Inc.
6.65%	11/15/37	579,000	725,766
ABB Finance USA Inc.
1.63%	05/08/17	869,000	873,993
Abbey National Treasury Services PLC
3.05%	08/23/18	250,000	259,095
AbbVie Inc.
1.75%	11/06/17	875,000	872,017
4.40%	11/06/42	250,000	234,868
ACE INA Holdings Inc.
2.70%	03/13/23	250,000	240,133
Actavis Inc.
3.25%	10/01/22	1,000,000	964,542
Aetna Inc.
1.50%	11/15/17	713,000	710,109
2.75%	11/15/22	500,000	478,212
Aflac Inc.
2.65%	02/15/17	250,000	257,701
Agrium Inc.
6.75%	01/15/19	1,000,000	1,169,445
Air Lease Corp.
3.88%	04/01/21	200,000	202,000
Altria Group Inc.
4.25%	08/09/42	663,000	601,206
5.38%	01/31/44	70,000	74,582
Amazon.com Inc.
1.20%	11/29/17	373,000	369,063
America Movil SAB de C.V.
2.38%	09/08/16	1,000,000	1,021,370
3.13%	07/16/22	750,000	728,310
American Express Co.
7.00%	03/19/18	1,000,000	1,164,275
American Express Credit Corp.
2.25%	08/15/19	350,000	347,551
American Honda Finance Corp.
1.20%	07/14/17	250,000	249,055
American International Group Inc.
4.88%	06/01/22	1,000,000	1,099,924
8.18%	05/15/68	250,000	336,875	(f)
American Tower Trust Corp. (REIT)
3.50%	01/31/23	500,000	475,341
Amgen Inc.
5.38%	05/15/43	817,000	889,813
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	540,621
Anheuser-Busch InBev Finance Inc.
3.70%	02/01/24	500,000	502,817
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	842,888
7.75%	01/15/19	500,000	603,644
Aon PLC
4.25%	12/12/42	250,000	235,332

Apache Corp.
5.10%	09/01/40	750,000	794,160
Apple Inc.
1.00%	05/03/18	250,000	243,831
Archer-Daniels-Midland Co.
4.02%	04/16/43	620,000	590,796
Arizona Public Service Co.
6.25%	08/01/16	273,000	299,163
Arrow Electronics Inc.
3.00%	03/01/18	250,000	256,235
AstraZeneca PLC
6.45%	09/15/37	250,000	324,253
AT&T Inc.
2.95%	05/15/16	844,000	871,665
4.35%	06/15/45	750,000	689,364
5.55%	08/15/41	954,000	1,036,369
Australia & New Zealand Banking Group Ltd.
0.90%	02/12/16	500,000	502,185
Autodesk Inc.
1.95%	12/15/17	888,000	891,459
Avon Products Inc.
4.60%	03/15/20	250,000	255,351
AXA S.A.
8.60%	12/15/30	100,000	134,500
Baidu Inc.
3.25%	08/06/18	205,000	211,066
Bank of America Corp.
1.50%	10/09/15	1,000,000	1,007,550
4.00%	04/01/24	350,000	353,647
4.13%	01/22/24	500,000	509,553
5.42%	03/15/17	800,000	866,414
5.70%	01/24/22	1,321,000	1,513,524
5.75%	12/01/17	1,360,000	1,513,273
6.11%	01/29/37	250,000	286,161
Bank of Montreal
1.45%	04/09/18	500,000	494,456
Barclays Bank PLC
5.00%	09/22/16	1,000,000	1,073,480
Barrick Gold Corp.
6.95%	04/01/19	750,000	871,028
Baxter International Inc.
1.85%	06/15/18	500,000	497,918
BB&T Corp.
2.05%	06/19/18	350,000	351,315
2.15%	03/22/17	500,000	508,136
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	148,728
Berkshire Hathaway Energy Co.
6.13%	04/01/36	1,000,000	1,237,543
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	954,334
3.00%	05/15/22	500,000	498,882
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	326,470
BNP Paribas S.A.
2.38%	09/14/17	750,000	762,889
2.40%	12/12/18	250,000	250,712
Boeing Capital Corp.
4.70%	10/27/19	250,000	278,592

Boston Properties LP (REIT)
3.85%	02/01/23	250,000	255,441
Boston Scientific Corp.
2.65%	10/01/18	500,000	504,893
4.13%	10/01/23	100,000	102,419
BP Capital Markets PLC
2.25%	11/01/16	500,000	512,863
2.50%	11/06/22	500,000	471,183
BPCE S.A.
4.00%	04/15/24	250,000	251,900
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	464,083
British Telecommunications PLC
9.63%	12/15/30	250,000	392,569
Buckeye Partners LP
4.15%	07/01/23	250,000	250,747
Burlington Northern Santa Fe LLC
5.75%	05/01/40	750,000	889,745
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	253,139
Capital One Bank USA
2.30%	06/05/19	250,000	248,056
Capital One Financial Corp.
1.00%	11/06/15	1,000,000	1,002,791
Cardinal Health Inc.
3.20%	03/15/23	500,000	489,541
CareFusion Corp.
3.30%	03/01/23	250,000	243,569
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	606,513
Caterpillar Inc.
1.50%	06/26/17	1,073,000	1,079,631
Catholic Health Initiatives
1.60%	11/01/17	175,000	175,767
CBS Corp.
3.38%	03/01/22	250,000	250,353
3.70%	08/15/24	500,000	493,765
Celgene Corp.
5.25%	08/15/43	220,000	238,845
Cenovus Energy Inc.
3.80%	09/15/23	250,000	255,373
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	264,623
CF Industries Inc.
3.45%	06/01/23	250,000	245,073
5.38%	03/15/44	200,000	209,298
Chevron Corp.
1.72%	06/24/18	750,000	750,263
2.43%	06/24/20	75,000	75,812
Cigna Corp.
2.75%	11/15/16	250,000	258,404
5.38%	02/15/42	250,000	275,414
Cisco Systems Inc.
2.90%	03/04/21	125,000	126,191
5.90%	02/15/39	500,000	602,578
Citigroup Inc.
1.30%	11/15/16	500,000	500,098
1.70%	07/25/16	500,000	505,067
3.88%	10/25/23	500,000	507,724

5.38%	08/09/20	1,000,000	1,131,632
5.88%	01/30/42	272,000	327,820
6.13%	08/25/36	347,000	397,858
CNA Financial Corp.
5.88%	08/15/20	781,000	890,657
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	252,787
Comcast Corp.
4.25%	01/15/33	1,000,000	1,012,139
5.15%	03/01/20	500,000	566,716
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	347,610
Commonwealth Edison Co.
4.60%	08/15/43	250,000	264,713
4.70%	01/15/44	175,000	191,715
ConAgra Foods Inc.
1.30%	01/25/16	750,000	753,040
ConocoPhillips
6.50%	02/01/39	500,000	654,550
Consolidated Edison Company of New York Inc.
3.95%	03/01/43	250,000	236,537
Continental Resources Inc.
4.50%	04/15/23	250,000	258,965
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%	01/14/19	250,000	251,035
3.95%	11/09/22	500,000	502,128
4.63%	12/01/23	250,000	259,003
Corp Andina de Fomento
4.38%	06/15/22	250,000	267,184
COX Communications Inc.
4.70%	12/15/42	218,000	210,256	(e)
Credit Suisse
2.30%	05/28/19	350,000	346,514
3.63%	09/09/24	250,000	246,652
5.30%	08/13/19	500,000	561,794
Crown Castle Towers LLC
6.11%	01/15/40	326,000	377,109	(e)
CSX Corp.
4.10%	03/15/44	568,000	533,836
CVS Health Corp.
2.25%	12/05/18	500,000	501,812
2.75%	12/01/22	500,000	477,071
3.38%	08/12/24	250,000	246,426
DCP Midstream Operating LP
2.50%	12/01/17	873,000	890,773
DDR Corp. (REIT)
4.63%	07/15/22	626,000	661,534
Deere & Co.
3.90%	06/09/42	471,000	447,673
Delhaize Group S.A.
4.13%	04/10/19	500,000	526,285
Delphi Corp.
4.15%	03/15/24	150,000	153,020
DENTSPLY International Inc.
2.75%	08/15/16	725,000	745,633
4.13%	08/15/21	250,000	261,296
Deutsche Bank AG
3.25%	01/11/16	500,000	515,340
4.30%	05/24/28	250,000	238,773	(f)

Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	363,495
Devon Energy Corp.
2.25%	12/15/18	500,000	498,860
3.25%	05/15/22	500,000	496,392
Diageo Capital PLC
1.50%	05/11/17	500,000	502,503
Diageo Investment Corp.
2.88%	05/11/22	500,000	490,165
DIRECTV Holdings LLC
5.15%	03/15/42	500,000	505,570
Discover Bank
4.20%	08/08/23	350,000	362,344
Discovery Communications LLC
3.25%	04/01/23	325,000	315,398
Dominion Resources Inc.
1.95%	08/15/16	667,000	678,030
DTE Energy Co.
3.85%	12/01/23	250,000	258,628
Duke Energy Corp.
1.63%	08/15/17	884,000	887,486
3.05%	08/15/22	2,639,000	2,621,081
Eastman Chemical Co.
2.40%	06/01/17	500,000	510,194
Eaton Corp.
1.50%	11/02/17	500,000	497,847
eBay Inc.
1.35%	07/15/17	619,000	616,411
Ecolab Inc.
1.45%	12/08/17	750,000	744,241
Ecopetrol S.A.
4.13%	01/16/25	250,000	241,875
7.63%	07/23/19	345,000	409,584
Eli Lilly & Co.
4.65%	06/15/44	350,000	370,251
EMC Corp.
1.88%	06/01/18	500,000	497,048
Emerson Electric Co.
2.63%	02/15/23	500,000	481,431
Enbridge Inc.
3.50%	06/10/24	65,000	63,959
Encana Corp.
3.90%	11/15/21	500,000	516,061
Energy Transfer Partners LP
6.50%	02/01/42	250,000	284,667
6.70%	07/01/18	701,000	806,995
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	164,087
Entergy Louisiana LLC
4.05%	09/01/23	250,000	267,001
Enterprise Products Operating LLC
3.90%	02/15/24	175,000	177,582
4.45%	02/15/43	442,000	426,496
EOG Resources Inc.
2.45%	04/01/20	175,000	173,727
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	241,064
European Bank for Reconstruction & Development
1.00%	02/16/17	500,000	501,055

European Investment Bank
1.00%	08/17/17	1,000,000	996,194
4.88%	01/17/17	2,040,000	2,224,198
Express Scripts Holding Co.
3.13%	05/15/16	500,000	517,880
4.75%	11/15/21	474,000	517,645
Exxon Mobil Corp.
3.18%	03/15/24	250,000	254,774
FedEx Corp.
2.70%	04/15/23	200,000	191,385
Fifth Third BanCorp
4.50%	06/01/18	500,000	540,039
Fifth Third Bank
2.88%	10/01/21	230,000	226,409
Florida Power & Light Co.
4.13%	02/01/42	500,000	502,498
Ford Motor Co.
4.75%	01/15/43	800,000	800,669
France Telecom S.A.
9.00%	03/01/31	250,000	368,328
Freeport-McMoRan Inc.
3.10%	03/15/20	500,000	496,082
General Electric Capital Corp.
5.00%	01/08/16	750,000	790,537	(c)
5.50%	01/08/20	1,000,000	1,145,979	(c)
6.75%	03/15/32	1,250,000	1,648,046	(c)
General Electric Co.
5.25%	12/06/17	1,000,000	1,109,451	(c)
General Mills Inc.
3.65%	02/15/24	250,000	254,711
Genworth Holdings Inc.
6.52%	05/22/18	250,000	281,628
Georgia Power Co.
4.30%	03/15/42	472,000	471,676
Gilead Sciences Inc.
3.70%	04/01/24	500,000	510,719
4.80%	04/01/44	250,000	262,741
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	1,006,780
Glencore Finance Canada Ltd.
5.80%	11/15/16	751,275	818,206	(e)
Google Inc.
3.38%	02/25/24	225,000	229,677
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,105,936
Halliburton Co.
3.50%	08/01/23	900,000	916,195
HCP Inc. (REIT)
2.63%	02/01/20	500,000	492,690
Healthcare REIT Inc.
2.25%	03/15/18	500,000	504,451
5.13%	03/15/43	250,000	261,470
Hess Corp.
8.13%	02/15/19	500,000	616,366
Hewlett-Packard Co.
6.00%	09/15/41	262,000	298,672
Honeywell International Inc.
3.35%	12/01/23	450,000	458,619

Hospitality Properties Trust
4.65%	03/15/24	250,000	253,356
HSBC Bank USA
5.88%	11/01/34	500,000	604,854
HSBC Finance Corp.
6.68%	01/15/21	250,000	293,070
HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,125,301
HSBC USA Inc.
3.50%	06/23/24	250,000	250,138
Husky Energy Inc.
4.00%	04/15/24	100,000	102,570
Illinois Tool Works Inc.
3.50%	03/01/24	250,000	254,070
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	746,812
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	209,737
Intel Corp.
1.35%	12/15/17	872,000	869,175
4.25%	12/15/42	186,000	181,385
Inter-American Development Bank
1.00%	07/14/17	500,000	498,732
1.38%	10/18/16	1,500,000	1,519,402
International Bank for Reconstruction & Development
2.25%	06/24/21	1,000,000	993,928
International Business Machines Corp.
4.00%	06/20/42	750,000	717,929
International Finance Corp.
1.25%	07/16/18	500,000	495,507
International Paper Co.
3.65%	06/15/24	500,000	485,128
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	207,485
Invesco Finance PLC
3.13%	11/30/22	500,000	493,498
Jabil Circuit Inc.
4.70%	09/15/22	223,000	224,394
Jefferies Group Inc.
5.13%	01/20/23	250,000	265,724
John Deere Capital Corp.
1.95%	12/13/18	500,000	498,956
Johnson & Johnson
4.38%	12/05/33	250,000	272,803
Johnson Controls Inc.
3.63%	07/02/24	80,000	79,328
JPMorgan Chase & Co.
1.10%	10/15/15	2,000,000	2,008,318
3.25%	09/23/22	436,000	429,134
3.38%	05/01/23	250,000	239,485
4.50%	01/24/22	703,000	753,213
6.30%	04/23/19	1,000,000	1,159,934
6.40%	05/15/38	500,000	629,273
Kellogg Co.
7.45%	04/01/31	150,000	196,789
KeyCorp
2.30%	12/13/18	170,000	169,910

KFW
0.50%	07/15/16	1,000,000	998,161
2.00%	10/04/22	1,500,000	1,446,768
4.50%	07/16/18	1,567,000	1,736,422
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	217,708
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	737,797
3.50%	09/01/23	300,000	284,885
5.00%	08/15/42	442,000	416,395
Kinross Gold Corp.
6.88%	09/01/41	250,000	255,234
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	517,832
Kraft Foods Group Inc.
5.00%	06/04/42	500,000	522,726
L-3 Communications Corp.
5.20%	10/15/19	500,000	552,240
Laboratory Corp. of America Holdings
4.00%	11/01/23	200,000	204,822
Landwirtschaftliche Rentenbank
0.88%	09/12/17	500,000	495,521
Lincoln National Corp.
4.00%	09/01/23	200,000	205,390
4.20%	03/15/22	317,000	334,250
Lockheed Martin Corp.
4.25%	11/15/19	500,000	545,514
Loews Corp.
2.63%	05/15/23	400,000	375,923
Lorillard Tobacco Co.
3.75%	05/20/23	500,000	491,731
Lowe’s Companies Inc.
3.12%	04/15/22	750,000	759,406
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	291,496
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	520,853
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	262,104
McDonald’s Corp.
1.88%	05/29/19	500,000	496,086
3.70%	02/15/42	250,000	228,851
Medtronic Inc.
3.63%	03/15/24	200,000	204,123
4.50%	03/15/42	250,000	255,746
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	381,832
Merck & Company Inc.
2.40%	09/15/22	878,000	837,806
MetLife Inc.
1.76%	12/15/17	500,000	502,993
4.13%	08/13/42	250,000	236,737
6.50%	12/15/32	250,000	322,478
Microsoft Corp.
0.88%	11/15/17	1,000,000	987,850
3.75%	05/01/43	300,000	279,106
Mondelez International Inc.
5.38%	02/10/20	1,000,000	1,133,755

Monsanto Co.
4.20%	07/15/34	70,000	70,511
Moody’s Corp.
4.88%	02/15/24	250,000	269,617
Morgan Stanley
2.38%	07/23/19	350,000	344,466
4.10%	05/22/23	250,000	249,310
4.35%	09/08/26	250,000	245,704
4.75%	03/22/17	639,000	686,676
4.88%	11/01/22	250,000	264,121
5.50%	07/28/21	898,000	1,011,422
5.75%	01/25/21	473,000	537,422
6.63%	04/01/18	433,000	495,882
Motorola Solutions Inc.
3.50%	09/01/21	250,000	246,473
Murphy Oil Corp.
3.70%	12/01/22	500,000	487,657
Mylan Inc.
1.80%	06/24/16	250,000	252,919
National Australia Bank Ltd.
2.30%	07/25/18	500,000	506,593
NBCUniversal Media LLC
5.15%	04/30/20	750,000	851,532
NetApp Inc.
3.38%	06/15/21	210,000	211,285
Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	501,538
Newmont Mining Corp.
3.50%	03/15/22	250,000	231,802
Nexen Energy ULC
6.40%	05/15/37	500,000	609,295
Nisource Finance Corp.
3.85%	02/15/23	1,074,000	1,101,294
Noble Energy Inc.
8.25%	03/01/19	500,000	618,224
Nomura Holdings Inc.
2.00%	09/13/16	500,000	504,937
Norfolk Southern Corp.
2.90%	02/15/23	500,000	483,522
4.80%	08/15/43	250,000	268,043
Northeast Utilities
1.45%	05/01/18	250,000	246,022
Northrop Grumman Corp.
1.75%	06/01/18	750,000	743,353
Novartis Capital Corp.
2.40%	09/21/22	552,000	533,340
NYSE Euronext
2.00%	10/05/17	500,000	504,688
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	495,913
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	558,660
Omnicom Group Inc.
3.63%	05/01/22	500,000	507,356
ONEOK Partners LP
6.13%	02/01/41	562,000	639,200
Oracle Corp.
1.20%	10/15/17	1,000,000	992,789
2.25%	10/08/19	250,000	248,966

3.63%	07/15/23	125,000	128,285
4.30%	07/08/34	500,000	503,621
Owens Corning
4.20%	12/15/22	250,000	254,435
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	753,127
PacifiCorp
6.25%	10/15/37	153,000	198,626
Pentair Finance S.A.
3.15%	09/15/22	500,000	486,998
PepsiCo Inc.
2.75%	03/01/23	250,000	241,259
7.90%	11/01/18	1,000,000	1,228,216
Petrobras Global Finance BV
4.38%	05/20/23	500,000	468,515
Petrobras International Finance Co.
3.50%	02/06/17	1,183,000	1,203,561
3.88%	01/27/16	420,000	429,870
Petrobras International Finance Co. - Pifco
6.75%	01/27/41	250,000	256,750
Petroleos Mexicanos
3.50%	07/18/18	500,000	518,500
5.50%	01/21/21 - 06/27/44	1,179,000	1,283,116
6.50%	06/02/41	167,000	193,169
Pfizer Inc.
4.30%	06/15/43	350,000	352,626
6.20%	03/15/19	1,000,000	1,168,685
Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,032,426
3.88%	08/21/42	442,000	400,682
Plains All American Pipeline LP
3.85%	10/15/23	500,000	507,739
Plains Exploration & Production Co.
6.63%	05/01/21	276,000	302,220
PNC Bank
2.25%	07/02/19	500,000	497,491
PNC Funding Corp.
2.70%	09/19/16	1,000,000	1,031,872
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	254,555
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	492,680
Praxair Inc.
0.75%	02/21/16	500,000	500,805
Pride International Inc.
6.88%	08/15/20	950,000	1,120,020
Principal Financial Group Inc.
1.85%	11/15/17	250,000	250,083
ProLogis LP (REIT)
4.25%	08/15/23	250,000	258,056
Prudential Financial Inc.
5.63%	05/12/41	475,000	541,760
7.38%	06/15/19	350,000	426,253
Public Service Company of Colorado
3.95%	03/15/43	250,000	247,290
Public Service Electric & Gas Co.
1.80%	06/01/19	250,000	246,662
2.38%	05/15/23	500,000	474,303

Quest Diagnostics Inc.
4.25%	04/01/24	250,000	254,068
Qwest Corp.
6.75%	12/01/21	500,000	573,194
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	533,204
Republic Services Inc.
5.50%	09/15/19	500,000	569,042
Reynolds American Inc.
3.25%	11/01/22	500,000	482,442
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	801,988
Rogers Communications Inc.
3.00%	03/15/23	250,000	238,311
Rowan Companies Inc.
5.40%	12/01/42	250,000	234,403
Royal Bank of Canada
0.80%	10/30/15	500,000	501,370
1.20%	09/19/18	500,000	497,342
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	581,703
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	521,792
Sanofi
1.25%	04/10/18	500,000	492,815
Seagate HDD Cayman
3.75%	11/15/18	125,000	127,500	(e)
4.75%	06/01/23	250,000	251,875
Sempra Energy
4.05%	12/01/23	250,000	262,433
Shell International Finance BV
2.00%	11/15/18	225,000	226,761
4.38%	03/25/20	1,000,000	1,102,918
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	594,635
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	238,283
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	244,210
State Street Corp.
3.70%	11/20/23	275,000	284,310	(b)
Statoil ASA
2.45%	01/17/23	750,000	715,767
Sumitomo Mitsui Banking Corp.
2.50%	07/19/18	500,000	508,571
Suncor Energy Inc.
6.85%	06/01/39	250,000	330,894
SunTrust Banks Inc.
2.35%	11/01/18	350,000	350,839
Svensk Exportkredit AB
0.63%	05/31/16	500,000	499,927
Talisman Energy Inc.
5.50%	05/15/42	250,000	254,485
Target Corp.
4.00%	07/01/42	500,000	464,009
Teck Resources Ltd.
2.50%	02/01/18	1,000,000	1,001,320
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,143,300

The Allstate Corp.
5.75%	08/15/53	250,000	266,250	(f)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	496,776
The Bank of Nova Scotia
0.75%	10/09/15	500,000	501,499
2.05%	10/30/18	250,000	249,301
The Boeing Co.
0.95%	05/15/18	325,000	316,345
The Charles Schwab Corp.
2.20%	07/25/18	200,000	202,245
The Chubb Corp.
6.38%	03/29/67	250,000	274,063	(f)
The Coca-Cola Co.
1.15%	04/01/18	250,000	246,005
2.45%	11/01/20	500,000	502,479
3.30%	09/01/21	326,000	337,879
The Dow Chemical Co.
3.00%	11/15/22	437,000	421,434
4.38%	11/15/42	437,000	408,217
The Goldman Sachs Group Inc.
1.60%	11/23/15	2,000,000	2,016,192
3.85%	07/08/24	250,000	248,524
5.75%	01/24/22	500,000	568,587
6.25%	02/01/41	350,000	423,928
6.75%	10/01/37	700,000	835,651
The Hartford Financial Services Group Inc.
4.00%	10/15/17	500,000	535,025
The Home Depot Inc.
4.20%	04/01/43	250,000	246,556
4.40%	04/01/21	500,000	556,218
The Korea Development Bank
3.25%	03/09/16	897,000	923,838
The Kroger Co.
3.85%	08/01/23	500,000	509,603
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,117,438
The Progressive Corp.
4.35%	04/25/44	100,000	100,760
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	434,384
The Toronto-Dominion Bank
2.63%	09/10/18	250,000	255,622
The Travelers Companies Inc.
5.35%	11/01/40	250,000	290,728
The Western Union Co.
2.88%	12/10/17	500,000	514,778
The Williams Companies Inc.
4.55%	06/24/24	45,000	44,517
Thermo Fisher Scientific Inc.
4.15%	02/01/24	25,000	25,884
Thomson Reuters Corp.
4.50%	05/23/43	150,000	142,934
Time Warner Cable Inc.
4.50%	09/15/42	500,000	493,396
6.75%	07/01/18	1,288,000	1,497,587
Time Warner Inc.
6.10%	07/15/40	1,000,000	1,159,266

Total Capital International S.A.
1.55%	06/28/17	1,000,000	1,007,129
2.75%	06/19/21	250,000	248,751
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	991,342
TransAlta Corp.
4.50%	11/15/22	873,000	874,268
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	492,499
Transocean Inc.
3.80%	10/15/22	438,000	401,992
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	80,184
Tyson Foods Inc.
2.65%	08/15/19	250,000	250,468
4.88%	08/15/34	70,000	72,044
U.S. Bancorp
3.44%	02/01/16	1,525,000	1,575,430
UBS AG
5.75%	04/25/18	1,000,000	1,127,606
Unilever Capital Corp.
2.20%	03/06/19	400,000	403,680
Union Pacific Corp.
4.75%	12/15/43	250,000	268,684
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	250,000	261,250	(d)
United Parcel Service Inc.
2.45%	10/01/22	875,000	845,393
United Technologies Corp.
1.80%	06/01/17	472,000	478,972
4.50%	06/01/42	708,000	740,835
UnitedHealth Group Inc.
0.85%	10/15/15	437,000	438,311
1.40%	10/15/17	437,000	436,369
6.88%	02/15/38	250,000	342,274
Vale Overseas Ltd.
6.88%	11/10/39	750,000	851,497
Valero Energy Corp.
6.63%	06/15/37	500,000	596,934
Ventas Realty LP (REIT)
2.00%	02/15/18	500,000	500,103
Verizon Communications Inc.
2.00%	11/01/16	1,350,000	1,371,179
3.85%	11/01/42	686,000	599,047
5.05%	03/15/34	250,000	264,878
5.15%	09/15/23	1,250,000	1,384,211
6.40%	09/15/33	500,000	609,109
6.55%	09/15/43	500,000	624,696
Verizon New York Inc.
7.38%	04/01/32	250,000	307,729
Viacom Inc.
2.50%	12/15/16	1,159,000	1,190,360
3.25%	03/15/23	200,000	195,539
5.85%	09/01/43	100,000	111,117
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	537,046
Vodafone Group PLC
2.50%	09/26/22	376,000	347,832
4.38%	02/19/43	250,000	226,112

Voya Financial Inc.
2.90%	02/15/18	250,000	257,195
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,657,795
Waste Management Inc.
2.90%	09/15/22	500,000	489,960
Weatherford International Ltd.
4.50%	04/15/22	250,000	260,278
5.95%	04/15/42	250,000	268,529
WellPoint Inc.
1.88%	01/15/18	602,000	601,340
3.30%	01/15/23	500,000	494,343
3.70%	08/15/21	237,000	244,664
Wells Fargo & Co.
1.40%	09/08/17	500,000	498,516
1.50%	01/16/18	500,000	497,099
4.13%	08/15/23	250,000	258,481
5.38%	11/02/43	150,000	163,834
5.61%	01/15/44	569,000	641,244
Western Gas Partners LP
5.45%	04/01/44	150,000	165,164
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	132,550
Williams Partners LP
5.80%	11/15/43	250,000	275,804
WPP Finance 2010
5.13%	09/07/42	441,000	450,965
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	253,118
Zoetis Inc.
4.70%	02/01/43	250,000	251,373
			236,538,755
Non-Agency Collateralized Mortgage Obligations—0.5%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	373,519	395,018
5.68%	07/10/46	440,000	473,937
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	216,145	237,362	(f)
Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	792,000	884,490	(f)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	1,050,000	1,115,107	(f)
COMM 2013-CR11 Mortgage Trust
4.72%	10/10/46	1,000,000	1,085,801	(f)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	950,000	979,776
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	1,372,992	1,478,937
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
5.98%	06/15/49	870,000	942,477	(f)
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	786,854	(f)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	860,000	891,156
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	424,866	452,125	(f)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	1,055,000	1,124,860	(f)

Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	470,000	527,132	(f)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	810,000	852,693	(f)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	231,293	(f)
WF-RBS Commercial Mortgage Trust 2012-C10
2.88%	12/15/45	1,200,000	1,174,040
			13,633,058
Sovereign Bonds—0.4%
Government of Brazil
2.63%	01/05/23	750,000	675,000
5.88%	01/15/19	1,000,000	1,125,000
7.13%	01/20/37	500,000	613,750
Government of Chile
3.63%	10/30/42	350,000	307,125
Government of Colombia
4.38%	07/12/21	300,000	317,250
6.13%	01/18/41	250,000	292,250
Government of Italy
5.38%	06/15/33	250,000	300,606
Government of Mexico
4.75%	03/08/44	702,000	696,735
5.63%	01/15/17	1,000,000	1,091,500
5.75%	10/12/10	172,000	177,590
6.05%	01/11/40	130,000	153,400
3.50%	01/21/21	250,000	253,352
Government of Panama
6.70%	01/26/36	250,000	306,875
Government of Peru
6.55%	03/14/37	447,000	563,220
7.35%	07/21/25	100,000	130,250
Government of Philippines
4.00%	01/15/21	500,000	526,875
7.75%	01/14/31	500,000	695,000
Government of Poland
3.00%	03/17/23	147,000	142,131
5.00%	03/23/22	500,000	549,375
6.38%	07/15/19	74,000	86,950
Government of South Africa
5.38%	07/24/44	250,000	248,125
6.25%	03/08/41	100,000	113,375
Government of Turkey
3.25%	03/23/23	500,000	450,000
4.88%	04/16/43	500,000	451,000
5.75%	03/22/24	250,000	265,425
6.75%	04/03/18	500,000	553,750
7.38%	02/05/25	500,000	593,750
Government of Uruguay
4.50%	08/14/24	500,000	523,750
			12,203,409
Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	368,136
Bay Area Toll Authority
6.26%	04/01/49	250,000	334,897
Chicago Transit Authority
6.90%	12/01/40	250,000	308,650
City of New York
5.97%	03/01/36	250,000	305,648

City Public Service Board of San Antonio
5.72%	02/01/41	200,000	250,648
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	219,572
Dallas Area Rapid Transit
5.02%	12/01/48	150,000	173,427
East Bay Municipal Utility District
5.87%	06/01/40	100,000	126,987
Los Angeles Department of Water & Power
6.57%	07/01/45	250,000	348,857
6.60%	07/01/50	90,000	126,445
Los Angeles Unified School District
5.76%	07/01/29	160,000	194,016
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	342,110
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	313,535
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	690,519
New York City Water & Sewer System
6.01%	06/15/42	250,000	319,835
North Texas Tollway Authority
6.72%	01/01/49	100,000	137,853
Port Authority of New York & New Jersey
5.31%	08/01/46	200,000	215,340
4.46%	10/01/62	200,000	199,388
San Diego County Water Authority
6.14%	05/01/49	200,000	263,518
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	197,430
State Board of Administration Finance Corp.
3.00%	07/01/20	100,000	100,339
State of California
5.70%	11/01/21	705,000	829,884
7.55%	04/01/39	600,000	874,920
State of Illinois
5.10%	06/01/33	800,000	776,840
State of Texas
5.52%	04/01/39	200,000	249,388
Texas Transportation Commission
5.03%	04/01/26	100,000	115,046
University of California
4.60%	05/15/31	100,000	108,070
6.58%	05/15/49	100,000	130,777
University of North Carolina at Chapel Hill
3.85%	12/01/34	200,000	201,868	(g)
University of Texas System
4.79%	08/15/46	125,000	142,315
			8,966,258
FNMA—0.0% *
Lehman TBA
5.50%	TBA	620,251	—	(**,d,h)

Total Bonds and Notes (Cost $874,842,322)			872,431,724

Total Investments in Securities (Cost $2,352,266,438)			2,678,056,074

Short-Term Investments—8.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $242,099,878)	242,099,878	(i,j,k)

Total Investments (Cost $2,594,366,316)	2,920,155,952

Liabilities in Excess of Other Assets, net—(2.5)%	(71,302,635)

NET ASSETS—100.0%	$2,848,853,317

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	December 2014	36	$3,311,460	$(78,550)
MSCI Emerging Market Mini Futures	December 2014	20	1,002,700	(33,243)
Russell 2000 Mini Index Futures	December 2014	10	1,096,600	(52,083)
S&P 500 Emini Index Futures	December 2014	85	8,353,375	(70,024)
S&P Mid 400 Emini Index Futures	December 2014	1	136,540	(5,897)

				$(239,797)

The Fund held the following TBA sale commitments as of September 30, 2014:

		Principal Amount	Fair Value
Agency Mortgage Backed
Government National Mortgage Assoc.
3.50%	10/01/44	$(1,000,000)	$(1,033,281	)(g)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors .

(e)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to $1,604,756 or 0.06% of the net assets of the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014.

(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(h)	Security is in default.

(i)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(j)	Coupon amount represents effective yield.

(k)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

TBA	To Be Announced

The Fund was invested in the following countries at September 30, 2014 (unaudited):

Country	Percentage (based on Fair Value)
United States	73.64%
United Kingdom	3.80%
Japan	3.59%
Canada	2.16%
Switzerland	1.84%
France	1.75%
Germany	1.65%
Australia	1.35%
China	1.00%
South Korea	0.81%
Brazil	0.73%
Spain	0.64%
Taiwan	0.62%
Netherlands	0.57%
Hong Kong	0.55%
Sweden	0.53%
Mexico	0.49%
Italy	0.43%
South Africa	0.39%
India	0.37%
Singapore	0.30%
Denmark	0.26%
Supranational	0.26%
Russian Federation	0.24%
Belgium	0.23%
Malaysia	0.20%
Turkey	0.16%
Norway	0.16%
Finland	0.15%
Indonesia	0.14%
Thailand	0.13%
Poland	0.11%
Ireland	0.11%
Philippines	0.10%
Israel	0.10%
Colombia	0.09%

Chile	0.08%
Austria	0.04%
Peru	0.04%
Luxembourg	0.03%
Portugal	0.03%
Greece	0.03%
New Zealand	0.02%
Uruguay	0.02%
Cayman Islands	0.01%
Czech Republic	0.01%
Egypt	0.01%
Panama	0.01%
Hungary	0.01%
Bermuda	0.01%
Malta	0.00%
Puerto Rico	0.00%
Virgin Islands	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2014 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.78%	3.55%	5.33%
Pharmaceuticals	2.19%	1.77%	3.96%
Integrated Oil & Gas	1.45%	1.38%	2.83%
Technology Hardware, Storage & Peripherals	1.57%	0.26%	1.83%
Integrated Telecommunication Services	0.84%	0.63%	1.47%
Internet Software & Services	1.21%	0.21%	1.42%
Semiconductors	0.72%	0.59%	1.31%
Oil & Gas Exploration & Production	0.90%	0.40%	1.30%
Packaged Foods & Meats	0.50%	0.80%	1.30%
Biotechnology	1.04%	0.14%	1.18%
Aerospace & Defense	0.93%	0.25%	1.18%
Industrial Conglomerates	0.81%	0.35%	1.16%
Systems Software	1.08%	0.03%	1.11%
Electric Utilities	0.63%	0.39%	1.02%
Automobile Manufacturers	0.20%	0.78%	0.98%
Life & Health Insurance	0.36%	0.55%	0.91%
Healthcare Equipment	0.73%	0.12%	0.85%
Household Products	0.68%	0.17%	0.85%
Tobacco	0.52%	0.29%	0.81%
Soft Drinks	0.68%	0.06%	0.74%
Data Processing & Outsourced Services	0.64%	0.09%	0.73%
Industrial Machinery	0.29%	0.42%	0.71%
IT Consulting & Other Services	0.52%	0.18%	0.70%
Communications Equipment	0.59%	0.10%	0.69%
Multi-Utilities	0.43%	0.25%	0.68%
Oil & Gas Equipment & Services	0.58%	0.10%	0.68%
Regional Banks	0.39%	0.25%	0.64%
Railroads	0.35%	0.29%	0.64%
Diversified Metals & Mining	0.08%	0.55%	0.63%
Multi-Sector Holdings	0.52%	0.11%	0.63%
Multi-Line Insurance	0.23%	0.40%	0.63%
Wireless Telecommunication Services	0.00%	0.62%	0.62%
Movies & Entertainment	0.60%	0.01%	0.61%
Cable & Satellite	0.46%	0.13%	0.59%
Asset Management & Custody Banks	0.45%	0.11%	0.56%

Restaurants	0.41%	0.14%	0.55%
Property & Casualty Insurance	0.29%	0.22%	0.51%
Hypermarkets & Super Centers	0.35%	0.15%	0.50%
Application Software	0.28%	0.20%	0.48%
Internet Retail	0.45%	0.03%	0.48%
Investment Banking & Brokerage	0.35%	0.10%	0.45%
Diversified Chemicals	0.29%	0.16%	0.45%
Apparel, Accessories & Luxury Goods	0.15%	0.29%	0.44%
Specialty Chemicals	0.25%	0.19%	0.44%
Food Retail	0.10%	0.31%	0.41%
Managed Healthcare	0.40%	0.00%	0.40%
Home Improvement Retail	0.35%	0.02%	0.37%
Electrical Components & Equipment	0.21%	0.15%	0.36%
Oil & Gas Storage & Transportation	0.20%	0.16%	0.36%
Retail REITs	0.19%	0.17%	0.36%
Consumer Finance	0.32%	0.04%	0.36%
Apparel Retail	0.19%	0.16%	0.35%
Construction Machinery & Heavy Trucks	0.23%	0.11%	0.34%
Oil & Gas Refining & Marketing	0.22%	0.11%	0.33%
Air Freight & Logistics	0.27%	0.06%	0.33%
Brewers	0.02%	0.31%	0.33%
Trading Companies & Distributors	0.07%	0.25%	0.32%
Auto Parts & Equipment	0.12%	0.20%	0.32%
Fertilizers & Agricultural Chemicals	0.18%	0.13%	0.31%
Specialized Finance	0.19%	0.11%	0.30%
Steel	0.07%	0.23%	0.30%
Diversified Real Estate Activities	0.00%	0.30%	0.30%
Drug Retail	0.28%	0.01%	0.29%
Electronic Components	0.09%	0.19%	0.28%
Construction & Engineering	0.05%	0.21%	0.26%
Healthcare Services	0.19%	0.07%	0.26%
Specialized REITs	0.26%	0.00%	0.26%
Commodity Chemicals	0.09%	0.16%	0.25%
Industrial Gases	0.13%	0.12%	0.25%
Construction Materials	0.04%	0.18%	0.22%
Healthcare Distributors	0.19%	0.02%	0.21%
Diversified Capital Markets	0.00%	0.21%	0.21%
Life Sciences Tools & Services	0.18%	0.03%	0.21%
Semiconductor Equipment	0.10%	0.11%	0.21%
Distillers & Vintners	0.06%	0.13%	0.19%
General Merchandise Stores	0.15%	0.04%	0.19%
Gas Utilities	0.03%	0.15%	0.18%
Personal Products	0.04%	0.14%	0.18%
Department Stores	0.08%	0.10%	0.18%
Hotels, Resorts & Cruise Lines	0.12%	0.05%	0.17%
Airlines	0.13%	0.04%	0.17%
Broadcasting	0.10%	0.07%	0.17%
Diversified REITs	0.04%	0.13%	0.17%
Electronic Equipment & Instruments	0.03%	0.13%	0.16%
Building Products	0.03%	0.13%	0.16%
Publishing	0.04%	0.11%	0.15%
Casinos & Gaming	0.03%	0.12%	0.15%
Footwear	0.12%	0.03%	0.15%
Residential REITs	0.13%	0.02%	0.15%
Gold	0.02%	0.13%	0.15%
Oil & Gas Drilling	0.05%	0.09%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Other Diversified Financial Services	0.00%	0.13%	0.13%
Heavy Electrical Equipment	0.00%	0.13%	0.13%
Advertising	0.05%	0.08%	0.13%

Research & Consulting Services	0.06%	0.07%	0.13%
Reinsurance	0.03%	0.10%	0.13%
Automotive Retail	0.10%	0.02%	0.12%
Electronic Manufacturing Services	0.02%	0.10%	0.12%
Insurance Brokers	0.12%	0.00%	0.12%
Consumer Electronics	0.01%	0.10%	0.11%
Office REITs	0.07%	0.04%	0.11%
Agricultural Products	0.08%	0.03%	0.11%
Specialty Stores	0.09%	0.01%	0.10%
Environmental & Facilities Services	0.09%	0.01%	0.10%
Thrifts & Mortgage Finance	0.03%	0.07%	0.10%
Agricultural & Farm Machinery	0.06%	0.04%	0.10%
Real Estate Development	0.00%	0.09%	0.09%
Home Building	0.03%	0.06%	0.09%
Tires & Rubber	0.01%	0.08%	0.09%
Healthcare Facilities	0.04%	0.05%	0.09%
Healthcare Supplies	0.02%	0.07%	0.09%
Leisure Products	0.05%	0.04%	0.09%
Paper Packaging	0.06%	0.03%	0.09%
Paper Products	0.04%	0.05%	0.09%
Security & Alarm Services	0.05%	0.03%	0.08%
Independent Power Producers & Energy Traders	0.04%	0.04%	0.08%
Human Resource & Employment Services	0.03%	0.05%	0.08%
Diversified Support Services	0.01%	0.06%	0.07%
Industrial REITs	0.04%	0.03%	0.07%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Marine	0.01%	0.06%	0.07%
Highways & Railtracks	0.00%	0.07%	0.07%
Aluminum	0.04%	0.02%	0.06%
Coal & Consumable Fuels	0.02%	0.04%	0.06%
Trucking	0.02%	0.04%	0.06%
Real Estate Operating Companies	0.00%	0.06%	0.06%
Food Distributors	0.05%	0.01%	0.06%
Household Appliances	0.02%	0.03%	0.05%
Healthcare Technology	0.04%	0.01%	0.05%
Home Entertainment Software	0.02%	0.03%	0.05%
Metal & Glass Containers	0.03%	0.02%	0.05%
Distributors	0.04%	0.01%	0.05%
Home Furnishing Retail	0.04%	0.01%	0.05%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Home Furnishings	0.03%	0.01%	0.04%
Water Utilities	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.03%	0.01%	0.04%
Education Services	0.00%	0.04%	0.04%
Alternative Carriers	0.01%	0.03%	0.04%
Office Services & Supplies	0.01%	0.02%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Airport Services	0.00%	0.03%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Technology Distributors	0.02%	0.01%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Leisure Facilities	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Silver	0.00%	0.01%	0.01%

Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00	%***

			61.83%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.70%
Agency Mortgage Backed	9.43%
Corporate Notes	8.10%
Non-Agency Collateralized Mortgage Obligations	0.47%
Sovereign Bonds	0.42%
Municipal Bonds and Notes	0.31%
Asset Backed	0.17%
Agency Collateralized Mortgage Obligations	0.15%
U.S. Government Sponsored Agencies	0.13%

29.88%

Short-Term Investments
Short-Term Investments	8.29%

8.29%

100.00%

GEI Real Estate Securities Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Common Stock (REITs)—99.3%†	Number of Shares	Fair Value
Alternate Housing—0.7%
Education Realty Trust Inc.	55,870	$574,344
Healthcare—9.9%
Aviv REIT Inc.	24,040	633,454
Health Care REIT Inc.	57,620	3,593,759
National Health Investors Inc.	7,080	404,551
Omega Healthcare Investors Inc.	11,870	405,835
Ventas Inc.	53,990	3,344,681
		8,382,280
Hotel—9.2%
Chesapeake Lodging Trust	13,020	379,533
Host Hotels & Resorts Inc.	132,580	2,827,931
Pebblebrook Hotel Trust	5,980	223,293
RLJ Lodging Trust	7,870	224,059
Starwood Hotels & Resorts Worldwide Inc.	9,510	791,327
Strategic Hotels & Resorts Inc.	103,740	1,208,571	(a)
Sunstone Hotel Investors Inc.	154,230	2,131,459
		7,786,173
Industrial—5.5%
First Industrial Realty Trust Inc.	22,620	382,504
Prologis Inc.	102,730	3,872,921
Rexford Industrial Realty Inc.	30,380	420,459
		4,675,884
Multifamily—15.2%
American Campus Communities Inc.	26,500	965,925
AvalonBay Communities Inc.	11,590	1,633,842
Camden Property Trust	12,070	827,157
Equity Residential	33,760	2,078,941
Essex Property Trust Inc.	18,540	3,314,025
Mid-America Apartment Communities Inc.	19,250	1,263,763
UDR Inc.	100,420	2,736,445
		12,820,098
Net Lease—3.6%
American Realty Capital Properties Inc.	48,330	582,860
EPR Properties	14,000	709,520
National Retail Properties Inc.	19,210	664,090
Spirit Realty Capital Inc.	99,520	1,091,734
		3,048,204
Office—24.2%
Boston Properties Inc.	34,270	3,967,095
Brandywine Realty Trust	96,200	1,353,534
Corporate Office Properties Trust	16,150	415,378
Duke Realty Corp.	95,040	1,632,787
Empire State Realty Trust Inc., Class A	18,520	278,170
Equity Commonwealth	22,570	580,275
Highwoods Properties Inc.	45,730	1,778,897
Hudson Pacific Properties Inc.	50,430	1,243,604
Kilroy Realty Corp.	25,900	1,539,496
Liberty Property Trust	59,790	1,988,616
Parkway Properties Inc.	37,840	710,635
PS Business Parks Inc.	15,510	1,180,931
SL Green Realty Corp.	21,550	2,183,446
Vornado Realty Trust	16,730	1,672,331
		20,525,195

Regional Malls—13.1%
General Growth Properties Inc.	133,350	3,140,393
Simon Property Group Inc.	38,470	6,325,237
Tanger Factory Outlet Centers Inc.	32,700	1,069,944
The Macerich Co.	8,640	551,491
		11,087,065
Self Storage—5.5%
CubeSmart	19,500	350,610
Extra Space Storage Inc.	13,330	687,428
Public Storage	13,820	2,291,909
Sovran Self Storage Inc.	17,210	1,279,735
		4,609,682
Shopping Centers—8.9%
Acadia Realty Trust	18,800	518,504
DDR Corp.	46,460	777,276
Excel Trust Inc.	21,360	251,407
Federal Realty Investment Trust	7,340	869,497
Kimco Realty Corp.	61,680	1,351,409
Regency Centers Corp.	39,010	2,099,908
Retail Opportunity Investments Corp.	68,140	1,001,658
Retail Properties of America Inc.	46,840	685,269
		7,554,928
Specialty—3.5%
Alexandria Real Estate Equities Inc.	16,360	1,206,550
CyrusOne Inc.	25,170	605,087
Digital Realty Trust Inc.	18,960	1,182,725
		2,994,362

Total Common Stock (REITs) (Cost $79,750,915)		84,058,215

Short-Term Investments—0.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $435,212)		435,212	(b,c)

Total Investments (Cost $80,186,127)		84,493,427

Other Assets and Liabilities, net—0.2%		186,457

NET ASSETS—100.0%		$84,679,884

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2014.

Abbreviations:

REIT	Real Estate Investment Trust

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, and Small-Cap Equity Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. The Total Return Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in Registered Investment Companies are valued at the published daily net asset value and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at September 30, 2014:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$32,947,778	$—	$—	$32,947,778
	Exchange Traded Funds	477,784	—	—	477,784
	Short-Term Investments	1,780,272	—	—	1,780,272

	Total Investments in Securities	$35,205,834	$—	$—	$35,205,834

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(6,509)	$—	$—	$(6,509)

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$195,156,066	$—	$—	$195,156,066
	Short-Term Investments	3,524,648	—	—	3,524,648

	Total Investments in Securities	$198,680,714	$—	$—	$198,680,714

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(24,212)	$—	$—	$(24,212)

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$38,273,355	$—	$—	$38,273,355
	Short-Term Investments	1,555,045	—	—	1,555,045

	Total Investments in Securities	$39,828,400	$—	$—	$39,828,400

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(3,255)	$—	$—	$(3,255)

Core Value Equity Fund	Investments in Securities†
	Common Stock	$16,147,470	$—	$—	$16,147,470
	Exchange Traded Funds	231,813	—	—	231,813
	Short-Term Investments	628,753	—	—	628,753

	Total Investments in Securities	$17,008,036	$—	$—	$17,008,036

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(3,255)	$—	$—	$(3,255)

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$39,364,908	$—	$—	$39,364,908
	Short-Term Investments	2,871,124	—	—	2,871,124

	Total Investments in Securities	$42,236,032	$—	$—	$42,236,032

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(58,128)	$—	$—	$(58,128)

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$8,416,655	$—	$8,416,655
	Agency Mortgage Backed	—	9,372,787	—	9,372,787
	Agency Collateralized Mortgage Obligations	—	230,309	—	230,309
	Asset Backed	—	20,052	—	20,052
	Corporate Notes	—	11,397,384	—	11,397,384
	Non-Agency Collateralized Mortgage Obligations	—	2,129,992	—	2,129,992
	Sovereign Bonds	—	80,217	—	80,217
	Municipal Bonds and Notes	—	292,801	—	292,801
	Preferred Stock	35,754	—	—	35,754
	Short-Term Investments	1,006,077	—	—	1,006,077

	Total Investments in Securities	$1,041,831	$31,940,197	$—	$32,982,028

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(458)	$—	$—	$(458)
	Short Futures Contracts—Unrealized Appreciation	3,548	—	—	3,548
	Short Futures Contracts—Unrealized Depreciation	(5,717)	—	—	(5,717)

	Total Other Financial Instruments	$(2,627)	$—	$—	$(2,627)

Total Return Fund	Investments in Securities†
	Domestic Equity	$1,107,436,420	$—	$7,457	$1,107,443,877
	Foreign Equity	99,666,506	598,512,519	1,448	698,180,473
	U.S. Treasuries	—	312,508,419	—	312,508,419
	U.S. Government Sponsored Agencies	—	3,939,341	—	3,939,341
	Agency Collateralized Mortgage Obligations	—	4,254,518	—	4,254,518
	Agency Mortgage Backed	—	275,442,049	—	275,442,049
	Asset Backed	—	4,945,917	—	4,945,917
	Corporate Notes	—	236,277,505	261,250	236,538,755
	Non-Agency Collateralized Mortgage Obligations	—	13,633,058	—	13,633,058
	Sovereign Bonds	—	12,203,409	—	12,203,409
	Municipal Bonds and Notes	—	8,966,258	—	8,966,258
	Short-Term Investments	242,099,878	—	—	242,099,878

	Total Investments in Securities	$1,449,202,804	$1,470,682,993	$270,155	$2,920,155,952

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(239,797)	$—	$—	$(239,797)
	TBA Sale Commitments	—	(1,033,281)	—	(1,033,281)

	Total Other Financial Instruments	$(239,797)	$(1,033,281)	$270,155	$(1,273,078)

Real Estate Securities Fund	Investments in Securities†
	Common Stock	$84,058,215	$—	$—	$84,058,215
	Short-Term Investments	435,212	—	—	435,212

	Total Investments in Securities	$84,493,427	$—	$—	$84,493,427

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and TBA sale commitments. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Total Return Fund utilized the fair value pricing service on September 30, 2014 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at September 30, 2014 which were classified as Level 1 at December 31, 2013. The value of securities that were transferred to Level 2 from Level 1 as a result was $605,700,488.

Other transfers between fair value levels were not significant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2014 is not presented.

INCOME TAXES

At September 30, 2014, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
U.S. Equity Fund	$27,646,103	$7,894,521	$(334,790)	$7,559,731
S&P 500 Index Fund	121,795,305	88,140,029	(11,254,620)	76,885,409
Premier Growth Equity Fund	26,277,711	14,100,943	(550,254)	13,550,689
Core Value Equity Fund	13,732,919	3,415,429	(140,312)	3,275,117
Small-Cap Equity Fund	35,383,340	8,517,622	(1,664,930)	6,852,692
Income Fund	32,587,605	699,270	(304,847)	394,423
Total Return Fund	2,599,877,926	390,748,497	(70,470,471)	320,278,026
Real Estate Securities Fund	80,573,876	5,570,363	(1,650,812)	3,919,551

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)
(17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: November 24, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: November 24, 2014